REGISTRATION NO. 333-65506
                                                                       811-07465

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 6

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 28
                                -----------------

                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                 P.O. Box 990026
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                 --------------

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[ ] __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on ______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ N/A ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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                                     PART A

                                   PROSPECTUS

                TRAVELERS PREMIER ADVISERS II ANNUITY PROSPECTUS:

                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PREMIER ADVISERS II ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. The Fixed Account option may not currently be available. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

JANUS ASPEN SERIES
   Balanced Portfolio -- Service Shares
   Forty Portfolio -- Service Shares(1)
   Mid Cap Value Portfolio -- Service Shares
   Worldwide Growth Portfolio -- Service Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class I
   High Yield Bond Fund -- Class I
   Investors Fund -- Class I
   Small Cap Growth Fund - Class I
   Strategic Bond Fund -- Class I
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio
   Large Cap Portfolio
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Core Plus Fixed Income Portfolio, Class II
   Emerging Markets Equity Portfolio, Class I
   Equity and Income Portfolio, Class II
   Equity Growth Portfolio, Class I
   Global Franchise Portfolio, Class II
   Global Value Equity Portfolio, Class I
   Mid Cap Growth Portfolio, Class I
   Small Company Growth Portfolio, Class II
   Technology Portfolio, Class I
   U.S. Mid Cap Value Portfolio, Class I
   U.S. Real Estate Securities Portfolio, Class I
   Value Portfolio, Class I
VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio Class II Shares
    Emerging Growth Portfolio Class II Shares
    Enterprise Portfolio Class II Shares
    Government Portfolio Class II Shares
    Growth and Income Portfolio Class II Shares
    Money Market Portfolio Class II Shares
 VARIABLE INSURANCE PRODUCTS FUND
    Contrafund(R) Portfolio -- Service Class 2
    Mid Cap Portfolio -- Service Class 2

----------
(1)   Formerly Capital Appreciation Portfolio -- Service Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   MAY 2, 2005
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                                TABLE OF CONTENTS

Glossary..................................................................     3
Summary...................................................................     5
Fee Table.................................................................     8
Condensed Financial Information...........................................    14
The Annuity Contract......................................................    14
   Contract Owner Inquiries...............................................    15
   Purchase Payments......................................................    15
   Accumulation Units.....................................................    15
   The Variable Funding Options...........................................    16
The Fixed Account.........................................................    19
Charges and Deductions....................................................    19
   General................................................................    19
   Withdrawal Charge......................................................    20
   Free Withdrawal Allowance..............................................    21
   Administrative Charges.................................................    21
   Mortality and Expense Risk Charge......................................    21
   Enhanced Stepped-Up Provision Charge...................................    21
   Guaranteed Minimum Withdrawal Benefit Charge...........................    21
   Variable Liquidity Benefit Charge......................................    22
   Variable Funding Option Expenses.......................................    22
   Premium Tax............................................................    22
   Changes in Taxes Based upon Premium or Value...........................    22
Transfers.................................................................    22
   Dollar Cost Averaging..................................................    24
Access to Your Money......................................................    25
   Systematic Withdrawals.................................................    25
   Loans..................................................................    25
Ownership Provisions......................................................    25
   Types of Ownership.....................................................    25
     Contract Owner.......................................................    25
     Beneficiary..........................................................    26
     Annuitant............................................................    26
Death Benefit.............................................................    26
   Death Proceeds before the Maturity Date................................    26
   Enhanced Stepped-Up Provision..........................................    27
   Payment of Proceeds....................................................    28
   Spousal Contract Continuance...........................................    30
   Beneficiary Contract Continuance.......................................    31
   Planned Death Benefit..................................................    31
   Death Proceeds after the Maturity Date.................................    32
Living Benefits...........................................................    32
   Guaranteed Minimum Withdrawal Benefit..................................    32
The Annuity Period........................................................    37
   Maturity Date..........................................................    37
   Allocation of Annuity..................................................    38
   Variable Annuity.......................................................    38
   Fixed Annuity..........................................................    38
Payment Options...........................................................    39
   Election of Options....................................................    39
   Annuity Options........................................................    39
   Income Options.........................................................    40
   Variable Liquidity Benefit.............................................    40
Miscellaneous Contract Provisions.........................................    40
   Right to Return........................................................    40
   Termination............................................................    40
   Required Reports.......................................................    41
   Suspension of Payments.................................................    41
The Separate Accounts.....................................................    41
   Performance Information................................................    41
Federal Tax Considerations................................................    42
   General Taxation of Annuities..........................................    42
   Types of Contracts: Qualified and Non-qualified........................    42
   Qualified Annuity Contracts............................................    42
     Taxation of Qualified Contracts......................................    43
     Mandatory Distributions for Qualified Plans..........................    43
   Non-qualified Annuity Contracts........................................    43
     Diversification Requirements for Variable Annuities..................    44
     Ownership of the Investments.........................................    44
     Taxation of Death Benefit Proceeds...................................    44
   Other Tax Considerations...............................................    44
     Treatment of Charges for Optional Benefits...........................    44
     Penalty Tax for Premature Distributions..............................    45
     Puerto Rico Tax Considerations.......................................    45
     Non-Resident Aliens..................................................    45
Other Information.........................................................    45
   The Insurance Companies................................................    45
   Financial Statements...................................................    46
   Distribution of Variable Annuity Contracts.............................    46
   Conformity with State and Federal Laws.................................    47
   Voting Rights..........................................................    48
   Restrictions on Financial Transactions.................................    48
   Legal Proceedings and Opinions.........................................    48
Appendix A: Condensed Financial Information for The Travelers Fund ABD
   for Variable Annuities.................................................   A-1
Appendix B: Condensed Financial Information for The Travelers Fund ABD II
   for Variable Annuities.................................................   B-1
Appendix C: The Fixed Account.............................................   C-1
Appendix D: Contents of the Statement of Additional Information...........   D-1


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                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.


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VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.


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                                    SUMMARY:
                      TRAVELERS PREMIER ADVISERS II ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine if you may purchase this contract and which optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would


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apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.35%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% in years eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. (Please refer to "Payment Options" for a description of this benefit.)

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your


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Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.


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                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE........................................      6%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

      VARIABLE LIQUIDITY BENEFIT CHARGE..............................6%(2)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO
      CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED
      (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY
      PAYMENTS)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE..........................$30(3)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:

                     YEARS SINCE PURCHASE                  WITHDRAWAL
                         PAYMENT MADE                        CHARGE
          ----------------------------------------         ----------
          GREATER THAN OR EQUAL TO   BUT LESS THAN
                  0 years               2 years                6%
                  2 years               4 years                5%
                  4 years               5 years                4%
                  5 years               6 years                3%
                  6 years               7 years                2%
                 7 + years                                     0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

                     YEARS SINCE INITIAL                   WITHDRAWAL
                       PURCHASE PAYMENT                      CHARGE
          ----------------------------------------         ----------
          GREATER THAN OR EQUAL TO   BUT LESS THAN
                  0 years               2 years                6%
                  2 years               4 years                5%
                  4 years               5 years                4%
                  5 years               6 years                3%
                  6 years               7 years                2%
                 7 + years                                     0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


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ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.45% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

Mortality and Expense Risk Charge                       1.45%
Administrative Expense Charge                           0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED                           1.60%
Optional E.S.P. Charge                                  0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED                                    1.75%
Optional GMWB I Charge                                  0.40%(5)
Optional GMWB II Charge                                 0.50%(5)
Optional GMWB III Charge                                0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED                                    2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED                                   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED                                  1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED                              2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED                             2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED                            2.00%

----------
(5)   The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                            MINIMUM      MAXIMUM
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).       0.77%        1.88%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                      DISTRIBUTION
                                                         AND/OR                                  CONTRACTUAL FEE   NET TOTAL
                                                        SERVICE                    TOTAL ANNUAL      WAIVER         ANNUAL
                                       MANAGEMENT       (12B-1)         OTHER       OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                          FEE             FEES        EXPENSES       EXPENSES     REIMBURSEMENT    EXPENSES
----------------                       ----------     ------------    --------     ------------  ---------------   ---------
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares* ..........           0.55%          0.25%          0.01%          0.81%            --           0.81%
   Forty Portfolio --
     Service Shares* ..........           0.64%          0.25%          0.02%          0.91%            --           0.91%(1)
   Mid Cap Value Portfolio
     -- Service Shares* .......           0.64%          0.25%          0.47%          1.36%            --           1.36%(2)
   Worldwide Growth
     Portfolio -- Service
     Shares* ..................           0.60%          0.25%          0.03%          0.88%            --           0.88%
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I ....           0.81%            --           0.08%          0.89%            --           0.89%(3)
   High Yield Bond Fund --
     Class I ..................           0.75%            --           0.39%          1.14%            --             --(11)
   Investors Fund -- Class I ..           0.68%            --           0.09%          0.77%            --           0.77%(4)
   Small Cap Growth Fund --
     Class I ..................           0.75%            --           0.28%          1.03%            --           1.03%
   Strategic Bond Fund --
     Class I ..................           0.75%            --           0.23%          0.98%            --           0.98%
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio ....           0.73%            --           0.11%          0.84%            --             --(5),(11)
   Large Cap Portfolio ........           0.75%            --           0.11%          0.86%            --           0.86%(5)
THE UNIVERSAL INSTITUTIONAL
   FUNDS, INC.
   Core Plus Fixed Income
     Portfolio, Class II* .....           0.38%          0.35%          0.32%          1.05%            --             --(11)
   Emerging Markets Equity
     Portfolio, Class I .......           1.25%            --           0.46%          1.71%            --             --(11)
   Equity and Income
     Portfolio, Class II* .....           0.49%          0.35%          0.36%          1.20%            --             --(11)
   Equity Growth Portfolio,
     Class I ..................           0.50%            --           0.34%          0.84%            --           0.84%
   Global Franchise
     Portfolio, Class II* .....           0.80%          0.35%          0.50%          1.65%            --             --(11)
   Global Value Equity
     Portfolio, Class I .......           0.67%            --           0.37%          1.04%            --           1.04%
   Mid Cap Growth
     Portfolio, Class I .......           0.75%            --           0.38%          1.13%            --             --(11)
   Small Company Growth
     Portfolio, Class II* .....           0.92%          0.35%          0.61%          1.88%            --             --(11)
   Technology Portfolio,
     Class I ..................           0.80%            --           0.49%          1.29%            --             --(11)
   U.S. Mid Cap Value
     Portfolio, Class I .......           0.72%            --           0.30%          1.02%            --           1.02%
   U.S. Real Estate
     Securities Portfolio,
     Class I ..................           0.76%            --           0.26%          1.02%            --           1.02%
   Value Portfolio, Class I ...           0.55%            --           0.40%          0.95%            --             --(11)

                                                      DISTRIBUTION
                                                         AND/OR                                  CONTRACTUAL FEE   NET TOTAL
                                                        SERVICE                    TOTAL ANNUAL      WAIVER         ANNUAL
                                       MANAGEMENT       (12B-1)         OTHER       OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                          FEE             FEES        EXPENSES       EXPENSES     REIMBURSEMENT    EXPENSES
----------------                       ----------     ------------    --------     ------------  ---------------   ---------
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio
     Class II Shares* .........           0.57%          0.25%          0.04%          0.86%            --           0.86%
   Emerging Growth
     Portfolio Class II
     Shares* ..................           0.70%          0.25%          0.07%          1.02%            --           1.02%
   Enterprise Portfolio
     Class II Shares* .........           0.50%          0.25%          0.13%          0.88%            --             --(6),(11)
   Government Portfolio
     Class II Shares* .........           0.50%          0.25%          0.15%          0.90%            --             --(7),(11)
   Growth and Income
     Portfolio Class II
     Shares* ..................           0.58%          0.25%          0.04%          0.87%            --           0.87%
   Money Market Portfolio
     Class II Shares* .........           0.49%          0.25%          0.22%          0.96%            --             --(8),(11)
VARIABLE INSURANCE
   PRODUCTS FUND
   Contrafund(R) Portfolio --
     Service Class 2* .........           0.57%          0.25%          0.11%          0.93%            --             --(9),(11)
   Mid Cap Portfolio --
     Service Class 2* .........           0.57%          0.25%          0.14%          0.96%            --             --(10),(11)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1)   Formerly named Capital Appreciation Portfolio.

(2) Included in "Other Expenses" is a service fee of 0.10% of the average daily net assets to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.

(3) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(4) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(5) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(6) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2004, the Adviser waived $49,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(7) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2004, the Adviser voluntarily waived $73,341 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(8) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2004, the Adviser voluntarily waived $68,600 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.

(10) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(11) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                             VOLUNTARY FEE
                                                                             WAIVER AND/OR
                                                                                EXPENSE              NET TOTAL ANNUAL
FUNDING OPTION                                                               REIMBURSEMENT          OPERATING EXPENSES
--------------                                                               -------------          ------------------
High Yield Bond Fund -- Class I                                                   0.14%                     1.00%
Equity Income Portfolio                                                           0.01%                     0.83%
Core Plus Fixed Income Portfolio, Class II                                        0.10%                     0.95%
Emerging Markets Equity Portfolio, Class I                                        0.06%                     1.65%
Equity and Income Portfolio, Class II                                             0.30%                     0.90%
Global Franchise Portfolio, Class II                                              0.45%                     1.20%
Mid Cap Growth Portfolio, Class I                                                 0.08%                     1.05%
Small Company Growth Portfolio, Class II                                          0.63%                     1.25%
Technology Portfolio, Class I                                                     0.14%                     1.15%
Value Portfolio, Class I                                                          0.10%                     0.85%
Enterprise Portfolio Class II Shares                                              0.03%                     0.85%
Government Portfolio Class II Shares                                              0.05%                     0.85%
Money Market Portfolio Class II Shares                                            0.11%                     0.85%
Contrafund(R) Portfolio -- Service Class 2                                        0.02%                     0.91%
Mid Cap Portfolio -- Service Class 2                                              0.03%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies).

                                               IF CONTRACT IS SURRENDERED           IF CONTRACT IS NOT SURRENDERED OR
                                               AT THE END OF PERIOD SHOWN:       ANNUITIZED AT THE END OF PERIOD SHOWN:
                                         --------------------------------------  ---------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
--------------                           ------   -------    -------   --------  ------    -------   -------    --------
Underlying Fund with Minimum Total
Annual Operating Expenses..............     951     1569       2208      3758      351       1069      1808       3758
Underlying Fund with Maximum Total
Annual Operating Expenses..............    1060     1886       2719      4687      460       1386      2319       4687

EXAMPLE 2 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                               IF CONTRACT IS SURRENDERED           IF CONTRACT IS NOT SURRENDERED OR
                                               AT THE END OF PERIOD SHOWN:       ANNUITIZED AT THE END OF PERIOD SHOWN:
                                         --------------------------------------  ---------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
--------------                           ------   -------    -------   --------  ------    -------   -------    --------
Underlying Fund with Minimum Total
Annual Operating Expenses..............     891     1392       1919      3206      291        892      1519       3206
Underlying Fund with Maximum Total
Annual Operating Expenses..............    1001     1716       2447      4199      401       1216      2047       4199

EXAMPLE 3 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                               IF CONTRACT IS SURRENDERED           IF CONTRACT IS NOT SURRENDERED OR
                                               AT THE END OF PERIOD SHOWN:       ANNUITIZED AT THE END OF PERIOD SHOWN:
                                         --------------------------------------  ---------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
--------------                           ------   -------    -------   --------  ------    -------   -------    --------
Underlying Fund with Minimum Total
Annual Operating Expenses..............     901     1422       1968      3301      301        922      1568       3301
Underlying Fund with Maximum Total
Annual Operating Expenses..............    1011     1744       2493      4283      411       1244      2093       4283

EXAMPLE 4 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                               IF CONTRACT IS SURRENDERED           IF CONTRACT IS NOT SURRENDERED OR
                                               AT THE END OF PERIOD SHOWN:       ANNUITIZED AT THE END OF PERIOD SHOWN:
                                         --------------------------------------  ---------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
--------------                           ------   -------    -------   --------  ------    -------   -------    --------
Underlying Fund with Minimum Total
Annual Operating Expenses..............    876      1348       1846      3063      276        848      1446       3063
Underlying Fund with Maximum Total
Annual Operating Expenses..............    986      1673       2377      4072      386       1173      1977       4072

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Premier Advisers II Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions contained in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On or after age May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine if you can purchase the contract and which optional features are available to you.

                                                      MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
    DEATH BENEFIT/OPTIONAL FEATURE                             ANNUITANT ON THE CONTRACT DATE
--------------------------------------             -----------------------------------------------------
Standard Death Benefit                             Age 80 (for Contracts purchased on or after 5-2-2005)
                                                      Age 85 (for Contracts purchased before 5-2-2005)

Enhanced Stepped-Up Provision (E.S.P.)                                     Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation, tenure and brand recognition, performance and the capability and qualification of each sponsoring investment advisory firm. Another factor the Company considers during the initial selection process of an Underlying Fund is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company and/or its affiliate for providing administrative, marketing and other support services for the Underlying Fund.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund if the Company determines the Underlying Fund no longer meets the criteria and/or if the Underlying Fund has not attracted significant client assets. In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As mentioned above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from an Underlying Fund's assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

              UNDERLYING                                 INVESTMENT                                INVESTMENT
                 FUND                                    OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
JANUS ASPEN SERIES
   Balanced Portfolio -- Service Shares   Seeks long term capital growth,              Janus Capital Management LLC
                                          consistent with preservation of capital
                                          and balanced by current income. The
                                          Fund normally invests in common stocks
                                          selected for their growth potential and
                                          other securities selected for their
                                          income potential.

   Forty Portfolio -- Service Shares      Seeks long-term growth of capital. The       Janus Capital Management LLC
                                          Fund normally invests in common stocks
                                          selected for their growth potential.

   Mid Cap Value Portfolio -- Service     Seeks capital appreciation. The Fund
     Shares                               normally invests primarily in equity
                                          securities, which are believed to be
                                          undervalued in the marketplace.

   Worldwide Growth Portfolio --          Seeks growth of capital in a manner          Janus Capital Management LLC
     Service Shares                       consistent with the preservation of
                                          capital. The Fund normally invests in
                                          the common stocks of companies of any
                                          size throughout the world.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund         Salomon Brothers Asset
                                          normally invests in common stocks and        Management, Inc.
                                          their equivalents of companies the
                                          manager believes are undervalued in the
                                          marketplace.

   High Yield Bond Fund -- Class I        Seeks total return consistent with the       Salomon Brothers Asset
                                          preservation of capital. The Fund            Management, Inc.
                                          normally invests in high yield
                                          fixed-income securities issued by U.S.
                                          and foreign corporations and foreign
                                          governments and their agencies.

   Investors Fund -- Class I              Seeks long term growth of capital.           Salomon Brothers Asset
                                          Secondarily seeks current income. The        Management, Inc.
                                          Fund normally invests in common stocks
                                          of established companies.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The       Salomon Brothers Asset
                                          Fund normally invests in equity              Management, Inc.
                                          securities of companies with small
                                          market capitalizations.

   Strategic Bond Fund -- Class I         Seeks to maximize total return               Salomon Brothers Asset
                                          consistent with the preservation of          Management, Inc.
                                          capital. The Fund normally invests in a
                                          globally diverse portfolio of
                                          fixed-income securities.
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                Seeks reasonable income by investing         Travelers Asset Management
                                          primarily in income producing equity         International Company LLC
                                          securities. In choosing these                Subadviser: Fidelity Management &
                                          securities, the fund will also consider      Research Company
                                          the potential for capital appreciation.
                                          The fund's goal is to achieve a yield
                                          which exceeds the composite yield on
                                          the securities compromising the S&P 500.

   Large Cap Portfolio                    Seeks long term growth of capital. The       Travelers Asset Management
                                          Fund normally invests in the securities      International Company LLC
                                          of companies with large market               Subadviser: Fidelity Management &
                                          capitalizations.                             Research Company

              UNDERLYING                                 INVESTMENT                                INVESTMENT
                 FUND                                    OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC.
   Core Plus Fixed Income Portfolio,      Seeks above-average total return over a      Morgan Stanley Investment
     Class II                             market cycle of three to five years.         Management Inc.
                                          The Fund normally invests in a
                                          diversified mix of dollar denominated
                                          investment grade fixed income
                                          securities, particularly U.S.
                                          Government, corporate and mortgage
                                          securities.

   Emerging Markets Equity Portfolio,     Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class I                              The Fund normally invests in                 Management Inc.
                                          growth-oriented equity securities of
                                          issuers in emerging market countries.

   Equity and Income Portfolio,           Seeks both capital appreciation and          Morgan Stanley Investment
     Class II                             current income. The Fund normally            Management Inc.
                                          invests in income-producing equity
                                          instruments (including common stocks,
                                          preferred stocks and convertible
                                          securities) and investment grade fixed
                                          income securities.

   Equity Growth Portfolio, Class I       Seeks long-term capital appreciation.        Morgan Stanley Investment
                                          The Fund normally invests in                 Management Inc.
                                          growth-oriented equity securities of
                                          large capitalization companies.

   Global Franchise Portfolio,            Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class II                             The Fund normally invests in equity          Management Inc.
                                          securities of issuers located
                                          throughout the world believed to have,
                                          among other things, resilient business
                                          franchises and growth potential.

   Global Value Equity Portfolio,         Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class I                              The Fund normally invests in equity          Management Inc.
                                          securities of issuers throughout the
                                          world, including U.S. issuers.

   Mid Cap Growth Portfolio, Class I      Seeks long-term capital appreciation.        Morgan Stanley Investment
                                          The Fund normally invests in common          Management Inc.
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.

   Small Company Growth Portfolio,        Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class II                             The Fund normally invests in                 Management Inc.
                                          growth-oriented equity securities of
                                          small U.S. and, to a limited extent,
                                          foreign companies.

   Technology Portfolio, Class I          Seeks long-term capital appreciation.        Morgan Stanley Investment
                                          The Fund normally invests in equity          Management Inc.
                                          securities of companies expected to
                                          benefit from their involvement in
                                          technology and technology related
                                          industries.

   U.S. Mid Cap Value Portfolio,          Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class I                              The Fund normally invests in common          Management Inc.
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.

   U.S. Real Estate Securities            Seeks above average current income and       Morgan Stanley Investment
     Portfolio, Class I                   long-term capital appreciation. The          Management Inc.
                                          Fund normally invests in equity
                                          securities of companies in the U.S.
                                          real estate industry, including real
                                          estate investment trusts.

   Value Portfolio, Class I               Seeks above-average total return over a      Morgan Stanley Investment
                                          market cycle of three to five years.         Management Inc.
                                          The Fund normally invests in common
                                          stocks and other equity securities of
                                          companies undervalued in comparison to
                                          the market.

              UNDERLYING                                 INVESTMENT                                INVESTMENT
                 FUND                                    OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares     Seeks capital growth and income. The         Van Kampen Asset Management Inc.
                                          Fund normally invests in common and
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Emerging Growth Portfolio Class II     Seeks capital appreciation. The Fund         Van Kampen Asset Management Inc.
     Shares                               normally invests in common stocks of
                                          companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500.

   Enterprise Portfolio Class II          Seeks capital appreciation. The Fund         Van Kampen Asset Management Inc.
     Shares                               normally invests in common stocks of
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.

   Government Portfolio Class II          Seeks high current return consistent         Van Kampen Asset Management Inc.
     Shares                               with preservation of capital. The Fund
                                          normally invests in securities issued
                                          or guaranteed by the U.S. Government,
                                          its agencies or instrumentalities.

   Growth and Income Portfolio Class      Seeks long-term growth of capital and        Van Kampen Asset Management Inc.
     II Shares                            income. The Fund normally invests in
                                          income producing equity securities.

   Money Market Portfolio Class II        Seeks protection of capital and high         Van Kampen Asset Management Inc.
     Shares                               current income. The Fund normally
                                          invests in short-term U.S. money market
                                          instruments and seeks to maintain a net
                                          asset value of $1.00 per share.
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service     Seeks long-term capital appreciation by      Fidelity Management & Research
     Class 2                              investing in common stocks of companies      Company
                                          whose value Fidelity Management &
                                          Research Co. believes is not fully
                                          recognized by the public.

   Mid Cap Portfolio -- Service Class 2   Seeks long-term growth of capital by         Fidelity Management & Research
                                          investing in common stocks of companies      Company
                                          with medium market capitalizations.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      o the ability for you to make withdrawals and surrenders under the Contracts;

      o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners,

      o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

      o     administration of the annuity options available under the Contracts;
            and

      o     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      o sales and marketing expenses including commission payments to your sales agent and

      o     other costs of doing business.

Risks we assume include:

      o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      o that the amount of the death benefit will be greater than the Contract Value and

      o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

                   YEARS SINCE PURCHASE                  WITHDRAWAL
                       PAYMENT MADE                        CHARGE
        -----------------------------------------        ----------
        GREATER THAN OR EQUAL TO   BUT LESS THAN
                0 years               2 years                6%
                2 years               4 years                5%
                4 years               5 years                4%
                5 years               6 years                3%
                6 years               7 years                2%
                7 years+                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis) then;

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      o     if an annuity payout has begun

      o due to a minimum distribution under our minimum distribution rules then in effect

      o     if an income option of at least five year's duration is begun.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.35% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                     YEARS SINCE INITIAL                     WITHDRAWAL
                      PURCHASE PAYMENT                         CHARGE
          -----------------------------------------          ----------
          GREATER THAN OR EQUAL TO    BUT LESS THAN
                  0 years                2 years                 6%
                  2 years                4 years                 5%
                  4 years                5 years                 4%
                  5 years                6 years                 3%
                  6 years                7 years                 2%
                  7+ years                                       0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

            o     the dollar amount you request to transfer;

            o the number of transfers you made within the previous three months;

            o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

            o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

            o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

            o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

      o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

      o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

      o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      o     the death benefit will not be payable upon the Annuitant's death

      o     the Contingent Annuitant becomes the Annuitant

      o     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

IF THE ANNUITANT OR AN OWNER IS YOUNGER THAN AGE 80 ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans not previously deducted.

      (1)   the Contract Value on the Death Report Date

      (2) the total Purchase Payments less the total of any partial withdrawals made under the Contract or

      (3)   the step-up value (if any, as described below).

STEP-UP VALUE. A step-up value will be established on each Contract Date anniversary that occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

IF THE ANNUITANT OR AN OWNER IS AGE 80 OR OLDER ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

      (1)   the Contract Value on the Death Report Date or

      (2) the total Purchase Payments less the total amount of any partial withdrawals, made under the Contract.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/55,000) = 9,090

Your new step-up value would be $50,000 - $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/30,000) = 16,666

Your new step-up value would be $50,000 - $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      50,000 X (10,000/55,000) = 9,090

Your new modified Purchase Payment would be $50,000 - $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be $50,000 - $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump-sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                  MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                RULES APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary(ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                  or if none, to the          continue the Contract rather than
                                       Contract Owner's            receive the distribution.
                                       estate.
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary(ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                  or if none, to the          continue the Contract rather than
                                       Contract Owner's            receive the distribution.
                                       estate.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                 Yes
NOT THE ANNUITANT)                     owner.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary(ies),       Unless the beneficiary elects to        Yes
THE ANNUITANT)                         or, if none, to the         continue the Contract rather than
                                       surviving joint owner.      receive a distribution.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint         Unless the spousal beneficiary          Yes
THE ANNUITANT)                         owner.                      elects to continue the Contract.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies),       Unless the spouse elects to             Yes
ANNUITANT)                             or, if none, to the         continue the contract.
                                       surviving joint owner.
                                                                   A spouse who is not the
                                                                   beneficiary may decline to receive
                                                                   the proceeds or to continue the
                                                                   Contract and instruct the Company
                                                                   to pay the beneficiary.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),      Unless the beneficiary elects to        Yes
CONTRACT OWNER)                        or if none, to the          continue the Contract rather than
                                       Contract Owner.  If         receive the distribution.
                                       the Contract Owner is
                                       not living, then to         But, if there is a Contingent
                                       the joint owner.  If        Annuitant, then the Contingent
                                       none, then to the           Annuitant becomes the Annuitant
                                       Contract Owner's            and the Contract continues in
                                       estate.                     effect (generally using the
                                                                   original Maturity Date). The
                                                                   proceeds will then be paid upon
                                                                   the death of the Contingent
                                                                   Annuitant or owner.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner                                                 Yes
OWNER)                                 who is the Annuitant"
                                       above.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                  MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                RULES APPLY*
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary(ies),                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                  Annuitant is
                                       owner.                                                              treated as death
                                                                                                           of the owner in
                                                                                                           these
                                                                                                           circumstances.)
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                               N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.
-------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                  MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                RULES APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                     The beneficiary(ies),        Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------

----------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      o     transfer ownership

      o     take a loan

      o     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump-sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

----------------------------------------------------------------------------------------------------------------------------

NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III

----------------------------------------------------------------------------------------------------------------------------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value

----------------------------------------------------------------------------------------------------------------------------

AVAILABILITY:                Not available for purchase on      Available on or after March      Not available at this time
                            or after March 21, 2005, unless    21, 2005 if approved in your
                            GMWB II is not approved in your                state
                                         state
----------------------------------------------------------------------------------------------------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                              GMWB I         GMWB II        GMWB III
                                                                            -----------------------------------------
If you make your first withdrawal BEFORE the 3rd
anniversary after you purchase GMWB:                                         5% of RBB       5% of RBB      5% of RBB

If you make your first withdrawal AFTER the 3rd
anniversary after you purchase GMWB:                                        10% of RBB      10% of RBB      5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

----------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
----------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)           VALUE             RBB              AWB (5%)
----------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
----------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
----------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
----------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
----------------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588
----------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
----------------------------------------------------------------------------------------------------------------------------------

WITHDRAWAL EXAMPLE FOR GMWB I

----------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
----------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)           VALUE             RBB              AWB (5%)
----------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
----------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
----------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
----------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                  [100,000 - (100,000    [5,000 - (5,000 X                   [100,000 -           [5,000 X
                                   X 10,000/115,000)]    91,304/100,000)]                    (100,000 X      (88,235/100,000)]
                                                                                          10,000/85,000)]
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
----------------------------------------------------------------------------------------------------------------------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  o     a qualified retirement plan (Code Section 401),

                  o     a tax-sheltered annuity (Code Section 403(b)),

                  o     an individual retirement account (Code Sections 408(a)),

                  o an individual retirement annuity (Code Section 408(b)), or

                  o     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

      o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                         GMWB I          GMWB II        GMWB III
                                         ------          -------        --------
Current Annual Charge.............        0.40%           0.50%          0.25%
Maximum Annual Charge
After a Reset.....................        1.00%           1.00%           N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      o The total annual payment amount will equal the AWB and will never exceed your RBB, and

      o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

-------------------------------------------------------------------------------------------------------------------------
                                       GMWB I                          GMWB II                         GMWB III
-------------------------------------------------------------------------------------------------------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
-------------------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
-------------------------------------------------------------------------------------------------------------------------
RESET                                    Yes                             Yes                              No
-------------------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
-------------------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
-------------------------------------------------------------------------------------------------------------------------

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options (annuity or income options) or elect a lump-sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later. (In certain states, the Maturity Date elected may not be later than the Annuitant's 90th birthday; refer to your Contract.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B) where (A) equals the present value of remaining certain payments and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Travelers Fund ABD and Travelers Fund ABD II, respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company ("TIC") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company ("TLAC") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, Citigroup Inc. announced that it has agreed to sell its life insurance and annuity businesses to MetLife, Inc. The proposed sale would include TIC and TLAC, the insurance companies that issue the variable annuity contract described in this prospectus. The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into a preferred distribution arrangement with Morgan Stanley DW, Inc., the only broker-dealer firm that is authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2004        1.101           1.174                 656,139
                                                               2003        0.983           1.101                 659,001
                                                               2002        1.069           0.983                 429,691
                                                               2001        1.000           1.069                  32,747

   Capital Appreciation Portfolio -- Service Shares (5/01)..   2004        1.115           1.296                 114,627
                                                               2003        0.941           1.115                 115,959
                                                               2002        1.137           0.941                  95,080
                                                               2001        1.000           1.137                   1,633

   Mid Cap Value Portfolio -- Service Shares (4/03).........   2004        1.342           1.558                 107,091
                                                               2003        1.000           1.342                 112,389

   Worldwide Growth Portfolio -- Service Shares (5/01)......   2004        1.042           1.073                 309,491
                                                               2003        0.855           1.042                 286,804
                                                               2002        1.168           0.855                 166,807
                                                               2001        1.000           1.168                   3,205

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2004        1.141           1.217               1,164,086
                                                               2003        0.833           1.141               1,076,809
                                                               2002        1.128           0.833                 730,292
                                                               2001        1.000           1.128                  18,152

   High Yield Bond Fund -- Class I (8/98)...................   2004        1.343           1.470                 380,096
                                                               2003        1.098           1.343                 336,397

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   High Yield Bond Fund -- Class I  (continued).............   2002        1.038           1.098                 114,014
                                                               2001        1.000           1.038                   8,264

   Investors Fund -- Class I (6/98).........................   2004        1.121           1.219                 211,351
                                                               2003        0.860           1.121                 190,653
                                                               2002        1.135           0.860                 151,714
                                                               2001        1.000           1.135                  44,862

   Small Cap Growth Fund -- Class I (5/01)..................   2004        1.185           1.344                 555,140
                                                               2003        0.808           1.185                 501,599
                                                               2002        1.257           0.808                 333,751
                                                               2001        1.000           1.257                  14,064

   Strategic Bond Fund -- Class I (8/98)....................   2004        1.214           1.275                 955,017
                                                               2003        1.088           1.214                 999,675
                                                               2002        1.015           1.088                 909,386
                                                               2001        1.000           1.015                   9,594

The Travelers Series Trust
   Equity Income Portfolio (12/96)..........................   2004        1.239           1.341               1,120,613
                                                               2003        0.959           1.239               1,123,955
                                                               2002        1.131           0.959                 921,039
                                                               2001        1.000           1.131                  17,656

   Large Cap Portfolio (12/96)..............................   2004        1.064           1.116                 471,100
                                                               2003        0.866           1.064                 478,656
                                                               2002        1.139           0.866                 259,390
                                                               2001        1.000           1.139                  11,464

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -- Class II (5/03)......   2004        1.011           1.037                  70,102
                                                               2003        1.000           1.011                   9,977

   Emerging Markets Equity Portfolio, Class I (11/98).......   2004        1.684           2.042                  80,582
                                                               2003        1.142           1.684                  50,634
                                                               2002        1.272           1.142                  19,241
                                                               2001        1.000           1.272                      --

   Equity and Income Portfolio -- Class II (5/03)...........   2004        1.161           1.275                  66,329
                                                               2003        1.000           1.161                  13,869

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Equity Growth Portfolio, Class I (5/01)..................   2004        1.021           1.084                 248,169
                                                               2003        0.830           1.021                 261,981
                                                               2002        1.168           0.830                 163,726
                                                               2001        1.000           1.168                  12,000

   Global Franchise Portfolio -- Class II Shares (5/03).....   2004        1.223           1.359                  68,109
                                                               2003        1.000           1.223                  36,135

   Global Value Equity Portfolio, Class I (6/98)............   2004        1.146           1.282                 494,757
                                                               2003        0.902           1.146                 404,919
                                                               2002        1.101           0.902                 326,202
                                                               2001        1.000           1.101                  23,629

   Mid Cap Growth Portfolio, Class I (5/01).................   2004        1.119           1.340                 389,487
                                                               2003        0.801           1.119                 371,826
                                                               2002        1.181           0.801                 111,958
                                                               2001        1.000           1.181                   7,226

   Mid Cap Value Portfolio, Class I (6/98)..................   2004        1.201           1.355                 874,966
                                                               2003        0.861           1.201                 855,019
                                                               2002        1.215           0.861                 772,419
                                                               2001        1.000           1.215                  34,947

   Small Company Growth Portfolio -- Class II (5/03)........   2004        1.360           1.594                   5,868
                                                               2003        1.000           1.360                      --

   Technology Portfolio, Class I (5/01).....................   2004        0.988           0.957                  17,433
                                                               2003        0.679           0.988                  74,734
                                                               2002        1.350           0.679                  23,288
                                                               2001        1.000           1.350                  10,093

   U.S. Real Estate Portfolio, Class I (10/98)..............   2004        1.461           1.963                 399,336
                                                               2003        1.078           1.461                 445,634
                                                               2002        1.103           1.078                 332,514
                                                               2001        1.000           1.103                   9,591

   Value Portfolio, Class I (7/98)..........................   2004        1.170           1.358                 111,218
                                                               2003        0.886           1.170                 108,739
                                                               2002        1.155           0.886                  84,230
                                                               2001        1.000           1.155                   9,571

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2004        1.120           1.295               2,407,012
                                                               2003        0.869           1.120               2,318,331
                                                               2002        1.095           0.869               1,768,217
                                                               2001        1.000           1.095                 123,837

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2004        0.942           0.991                 775,805
                                                               2003        0.753           0.942                 737,160
                                                               2002        1.135           0.753                 571,673
                                                               2001        1.000           1.135                  42,302

   Enterprise Portfolio -- Class II Shares (12/00)..........   2004        1.022           1.045                 201,843
                                                               2003        0.825           1.022                 132,777
                                                               2002        1.189           0.825                  55,429
                                                               2001        1.000           1.189                      --

   Government Portfolio -- Class II Shares (12/00)..........   2004        1.075           1.100               2,364,596
                                                               2003        1.075           1.075               2,616,550
                                                               2002        0.998           1.075               1,867,764
                                                               2001        1.000           0.998                  66,638

   Growth and Income Portfolio -- Class II Shares (12/00)...   2004        1.179           1.326               1,771,484
                                                               2003        0.937           1.179               1,661,003
                                                               2002        1.116           0.937               1,158,525
                                                               2001        1.000           1.116                  27,731

   Money Market Portfolio -- Class II Shares (12/00)........   2004        0.984           0.974                 904,644
                                                               2003        0.995           0.984               1,737,839
                                                               2002        1.001           0.995               2,018,647
                                                               2001        1.000           1.001                 380,393

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2004        1.259           1.429                 650,154
                                                               2003        0.997           1.259                 601,657
                                                               2002        1.120           0.997                 380,935
                                                               2001        1.000           1.120                   1,337

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.358           1.667                 301,375
                                                               2003        0.997           1.358                 283,844
                                                               2002        1.125           0.997                 119,005
                                                               2001        1.000           1.125                   1,211

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2004        1.137           1.206                  51,353
                                                               2003        1.000           1.137                  43,834

   Capital Appreciation Portfolio -- Service Shares (5/01)..   2004        1.218           1.407                      --
                                                               2003        1.000           1.218                      --

   Mid Cap Value Portfolio -- Service Shares (4/03).........   2004        1.337           1.542                  13,766
                                                               2003        1.000           1.337                   8,200

   Worldwide Growth Portfolio -- Service Shares (5/01)......   2004        1.284           1.315                  10,045
                                                               2003        1.000           1.284                   1,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2004        1.403           1.488                  14,234
                                                               2003        1.000           1.403                   8,114

   High Yield Bond Fund -- Class I (8/98)...................   2004        1.199           1.304                  92,834
                                                               2003        1.000           1.199                  22,248

   Investors Fund -- Class I (6/98).........................   2004        1.342           1.451                   1,784
                                                               2003        1.000           1.342                   1,784

   Small Cap Growth Fund -- Class I (5/01)..................   2004        1.551           1.748                  90,167
                                                               2003        1.000           1.551                   1,475

   Strategic Bond Fund -- Class I (8/98)....................   2004        1.098           1.147                  97,623
                                                               2003        1.000           1.098                  59,183

The Travelers Series Trust
   Equity Income Portfolio (12/96)..........................   2004        1.352           1.454                  63,963
                                                               2003        1.000           1.352                  43,144

   Large Cap Portfolio (12/96)..............................   2004        1.257           1.312                  13,288
                                                               2003        1.000           1.257                   3,817

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -- Class II (5/03)......   2004        1.007           1.027                  60,591
                                                               2003        1.000           1.007                  23,100

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Emerging Markets Equity Portfolio, Class I (11/98).......   2004        1.495           1.802                  13,338
                                                               2003        1.000           1.495                   4,316

   Equity and Income Portfolio -- Class II (5/03)...........   2004        1.156           1.262                  16,761
                                                               2003        1.000           1.156                      --

   Equity Growth Portfolio, Class I (5/01)..................   2004        1.259           1.328                  35,220
                                                               2003        1.000           1.259                  20,016

   Global Franchise Portfolio -- Class II Shares (5/03).....   2004        1.219           1.346                  56,349
                                                               2003        1.000           1.219                  17,053

   Global Value Equity Portfolio, Class I (6/98)............   2004        1.355           1.506                  55,544
                                                               2003        1.000           1.355                   4,874

   Mid Cap Growth Portfolio, Class I (5/01).................   2004        1.416           1.686                      --
                                                               2003        1.000           1.416                      --

   Mid Cap Value Portfolio, Class I (6/98)..................   2004        1.453           1.631                   5,864
                                                               2003        1.000           1.453                      --

   Small Company Growth Portfolio -- Class II (5/03)........   2004        1.355           1.578                  13,220
                                                               2003        1.000           1.355                   7,765

   Technology Portfolio, Class I (5/01).....................   2004        1.411           1.359                   2,356
                                                               2003        1.000           1.411                     733

   U.S. Real Estate Portfolio, Class I (10/98)..............   2004        1.396           1.865                  23,916
                                                               2003        1.000           1.396                  16,277

   Value Portfolio, Class I (7/98)..........................   2004        1.376           1.587                  55,967
                                                               2003        1.000           1.376                  43,875

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2004        1.330           1.529                 209,044
                                                               2003        1.000           1.330                  98,912

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2004        1.253           1.310                  20,583
                                                               2003        1.000           1.253                   9,345

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Enterprise Portfolio -- Class II Shares (12/00)..........   2004        1.267           1.288                  10,858
                                                               2003        1.000           1.267                  10,859

   Government Portfolio -- Class II Shares (12/00)..........   2004        0.994           1.011                  44,760
                                                               2003        1.000           0.994                  27,632

   Growth and Income Portfolio -- Class II Shares (12/00)...   2004        1.309           1.463                 113,211
                                                               2003        1.000           1.309                  54,526

   Money Market Portfolio -- Class II Shares (12/00)........   2004        0.984           0.969                  16,366
                                                               2003        1.000           0.984                  10,312

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2004        1.312           1.480                  74,496
                                                               2003        1.000           1.312                  36,921

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.411           1.723                  89,382
                                                               2003        1.000           1.411                   6,462

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2004        1.101           1.174               2,152,426
                                                               2003        0.983           1.101               2,405,037
                                                               2002        1.069           0.983               1,659,239
                                                               2001        1.000           1.069                 136,938

   Capital Appreciation Portfolio -- Service Shares (5/01)..   2004        1.115           1.296                 448,151
                                                               2003        0.941           1.115                 477,568
                                                               2002        1.137           0.941                 365,809
                                                               2001        1.000           1.137                  98,632

   Mid Cap Value Portfolio -- Service Shares (4/03).........   2004        1.342           1.558                 246,949
                                                               2003        1.000           1.342                 199,473

   Worldwide Growth Portfolio -- Service Shares (5/01)......   2004        1.042           1.073                 849,026
                                                               2003        0.855           1.042                 860,039
                                                               2002        1.168           0.855                 748,746
                                                               2001        1.000           1.168                 121,009

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2004        1.141           1.217               3,033,138
                                                               2003        0.833           1.141               3,207,036
                                                               2002        1.128           0.833               2,558,965
                                                               2001        1.000           1.128                 243,597

   High Yield Bond Fund -- Class I (8/98)...................   2004        1.343           1.470               1,163,104
                                                               2003        1.098           1.343               1,305,965

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   High Yield Bond Fund -- Class I  (continued).............   2002        1.038           1.098                 835,785
                                                               2001        1.000           1.038                  86,775

   Investors Fund -- Class I (6/98).........................   2004        1.121           1.219               1,135,738
                                                               2003        0.860           1.121               1,431,038
                                                               2002        1.135           0.860               1,271,371
                                                               2001        1.000           1.135                 191,902

   Small Cap Growth Fund -- Class I (5/01)..................   2004        1.185           1.344               1,684,418
                                                               2003        0.808           1.185               1,801,472
                                                               2002        1.257           0.808               1,317,186
                                                               2001        1.000           1.257                 199,757

   Strategic Bond Fund -- Class I (8/98)....................   2004        1.214           1.275               3,926,322
                                                               2003        1.088           1.214               4,257,587
                                                               2002        1.015           1.088               2,867,485
                                                               2001        1.000           1.015                 100,718

The Travelers Series Trust
   Equity Income Portfolio (12/96)..........................   2004        1.239           1.341               2,039,901
                                                               2003        0.959           1.239               2,235,620
                                                               2002        1.131           0.959               1,490,295
                                                               2001        1.000           1.131                 108,076

   Large Cap Portfolio (12/96)..............................   2004        1.064           1.116               1,299,093
                                                               2003        0.866           1.064               1,238,524
                                                               2002        1.139           0.866                 901,897
                                                               2001        1.000           1.139                  70,360

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -- Class II (5/03)......   2004        1.011           1.037                 732,196
                                                               2003        1.000           1.011                 575,581

   Emerging Markets Equity Portfolio, Class I (11/98).......   2004        1.684           2.042                 286,876
                                                               2003        1.142           1.684                 281,132
                                                               2002        1.272           1.142                 148,057
                                                               2001        1.000           1.272                  55,899

   Equity and Income Portfolio -- Class II (5/03)...........   2004        1.161           1.275                 534,833
                                                               2003        1.000           1.161                 358,530

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Equity Growth Portfolio, Class I (5/01)..................   2004        1.021           1.084               1,332,689
                                                               2003        0.830           1.021               1,344,577
                                                               2002        1.168           0.830               1,199,791
                                                               2001        1.000           1.168                 133,010

   Global Franchise Portfolio -- Class II Shares (5/03).....   2004        1.223           1.359                 551,087
                                                               2003        1.000           1.223                 384,483

   Global Value Equity Portfolio, Class I (6/98)............   2004        1.146           1.282               1,656,685
                                                               2003        0.902           1.146               1,650,196
                                                               2002        1.101           0.902               1,040,066
                                                               2001        1.000           1.101                  70,802

   Mid Cap Growth Portfolio, Class I (6/98).................   2004        1.119           1.340               1,532,752
                                                               2003        0.801           1.119               1,647,317
                                                               2002        1.181           0.801               1,287,236
                                                               2001        1.000           1.181                 139,943

   Mid Cap Value Portfolio, Class I (5/01)..................   2004        1.201           1.355               2,968,245
                                                               2003        0.861           1.201               3,176,281
                                                               2002        1.215           0.861               2,885,419
                                                               2001        1.000           1.215                 168,541

   Small Company Growth Portfolio -- Class II (5/03)........   2004        1.360           1.594                 112,927
                                                               2003        1.000           1.360                  43,630

   Technology Portfolio, Class I (5/01).....................   2004        0.988           0.957                 344,209
                                                               2003        0.679           0.988                 410,064
                                                               2002        1.350           0.679                 339,001
                                                               2001        1.000           1.350                  66,791

   U.S. Real Estate Portfolio, Class I (10/98)..............   2004        1.461           1.963               1,741,505
                                                               2003        1.078           1.461               1,819,434
                                                               2002        1.103           1.078               1,454,045
                                                               2001        1.000           1.103                  81,155

   Value Portfolio, Class I (7/98)..........................   2004        1.170           1.358               2,570,074
                                                               2003        0.886           1.170               2,505,634
                                                               2002        1.155           0.886               1,944,954
                                                               2001        1.000           1.155                 217,212

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2004        1.120           1.295              10,925,322
                                                               2003        0.869           1.120              11,109,159
                                                               2002        1.095           0.869               8,432,311
                                                               2001        1.000           1.095                 454,712

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2004        0.942           0.991               1,342,355
                                                               2003        0.753           0.942               1,565,309
                                                               2002        1.135           0.753               1,377,816
                                                               2001        1.000           1.135                 110,625

   Enterprise Portfolio -- Class II Shares (12/00)..........   2004        1.022           1.045                 678,005
                                                               2003        0.825           1.022                 843,699
                                                               2002        1.189           0.825                 615,136
                                                               2001        1.000           1.189                  93,156

   Government Portfolio -- Class II Shares (12/00)..........   2004        1.075           1.100               8,782,280
                                                               2003        1.075           1.075              10,257,623
                                                               2002        0.998           1.075               7,940,302
                                                               2001        1.000           0.998                 224,652

   Growth and Income Portfolio -- Class II Shares (12/00)...   2004        1.179           1.326               7,252,232
                                                               2003        0.937           1.179               7,481,058
                                                               2002        1.116           0.937               5,568,775
                                                               2001        1.000           1.116                 141,987

   Money Market Portfolio -- Class II Shares (12/00)........   2004        0.984           0.974               2,906,266
                                                               2003        0.995           0.984               4,314,778
                                                               2002        1.001           0.995               4,649,809
                                                               2001        1.000           1.001                 297,756

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2004        1.259           1.429               2,421,587
                                                               2003        0.997           1.259               2,261,926
                                                               2002        1.120           0.997               1,757,225
                                                               2001        1.000           1.120                 124,958

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.358           1.667               1,643,916
                                                               2003        0.997           1.358               1,475,893
                                                               2002        1.125           0.997                 977,317
                                                               2001        1.000           1.125                  56,344

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2004        1.137           1.206                 216,240
                                                               2003        1.000           1.137                 264,585

   Capital Appreciation Portfolio -- Service Shares (5/01)..   2004        1.218           1.407                 180,399
                                                               2003        1.000           1.218                 166,797

   Mid Cap Value Portfolio -- Service Shares (4/03).........   2004        1.337           1.542                 263,424
                                                               2003        1.000           1.337                 232,177

   Worldwide Growth Portfolio -- Service Shares (5/01)......   2004        1.284           1.315                 138,521
                                                               2003        1.000           1.284                 143,521

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2004        1.403           1.488                 276,460
                                                               2003        1.000           1.403                 139,676

   High Yield Bond Fund -- Class I (8/98)...................   2004        1.199           1.304                 133,699
                                                               2003        1.000           1.199                 141,838

   Investors Fund -- Class I (6/98).........................   2004        1.342           1.451                 148,518
                                                               2003        1.000           1.342                  90,649

   Small Cap Growth Fund -- Class I (5/01)..................   2004        1.551           1.748                 374,589
                                                               2003        1.000           1.551                 361,629

   Strategic Bond Fund -- Class I (8/98)....................   2004        1.098           1.147                 771,504
                                                               2003        1.000           1.098                 542,774

The Travelers Series Trust
   Equity Income Portfolio (12/96)..........................   2004        1.352           1.454                 404,333
                                                               2003        1.000           1.352                 341,627

   Large Cap Portfolio (12/96)..............................   2004        1.257           1.312                 204,152
                                                               2003        1.000           1.257                 188,176

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -- Class II (5/03)......   2004        1.007           1.027                 393,832
                                                               2003        1.000           1.007                 251,073

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Emerging Markets Equity Portfolio, Class I (11/98).......   2004        1.495           1.802                 112,031
                                                               2003        1.000           1.495                  82,940

   Equity and Income Portfolio -- Class II (5/03)...........   2004        1.156           1.262                 620,129
                                                               2003        1.000           1.156                 522,610

   Equity Growth Portfolio, Class I (5/01)..................   2004        1.259           1.328                 611,481
                                                               2003        1.000           1.259                 549,080

   Global Franchise Portfolio -- Class II Shares (5/03).....   2004        1.219           1.346                 620,944
                                                               2003        1.000           1.219                 367,366

   Global Value Equity Portfolio, Class I (6/98)............   2004        1.355           1.506                 281,065
                                                               2003        1.000           1.355                 218,929

   Mid Cap Growth Portfolio, Class I (6/98).................   2004        1.416           1.686                 189,390
                                                               2003        1.000           1.416                 152,748

   Mid Cap Value Portfolio, Class I (5/01)..................   2004        1.453           1.631                 399,038
                                                               2003        1.000           1.453                 289,610

   Small Company Growth Portfolio -- Class II (5/03)........   2004        1.355           1.578                 212,853
                                                               2003        1.000           1.355                 126,141

   Technology Portfolio, Class I (5/01).....................   2004        1.411           1.359                 116,736
                                                               2003        1.000           1.411                 131,242

   U.S. Real Estate Portfolio, Class I (10/98)..............   2004        1.396           1.865                 427,322
                                                               2003        1.000           1.396                 368,027

   Value Portfolio, Class I (7/98)..........................   2004        1.376           1.587                 200,249
                                                               2003        1.000           1.376                 124,186

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2004        1.330           1.529               1,802,010
                                                               2003        1.000           1.330               1,277,170

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2004        1.253           1.310                 473,495
                                                               2003        1.000           1.253                 435,769

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                 ----        ----         -----------         -----------
   Enterprise Portfolio -- Class II Shares (12/00)..........   2004        1.267           1.288                 178,575
                                                               2003        1.000           1.267                 176,857

   Government Portfolio -- Class II Shares (12/00)..........   2004        0.994           1.011                 438,443
                                                               2003        1.000           0.994               1,057,056

   Growth and Income Portfolio -- Class II Shares (12/00)...   2004        1.309           1.463               1,604,496
                                                               2003        1.000           1.309               1,359,723

   Money Market Portfolio -- Class II Shares (12/00)........   2004        0.984           0.969               1,119,363
                                                               2003        1.000           0.984                 978,757

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2004        1.312           1.480                 948,829
                                                               2003        1.000           1.312                 735,053

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.411           1.723                 389,025
                                                               2003        1.000           1.411                 254,232

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                               The Insurance Company
                               Principal Underwriter
                               Distribution and Principal Underwriting Agreement Valuation of Assets
                               Federal Tax Considerations
                               Independent Accountants
                               Condensed Financial Information
                               Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21249S and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21250S.

Name:
         ---------------------------------------------
Address:
         ---------------------------------------------

         ---------------------------------------------

L-21249-B                                                            May 2, 2005

            TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III PROSPECTUS:

                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. The Fixed Account option may not currently be available. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

GREENWICH STREET SERIES FUND                                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Salomon Brothers Variable Aggressive Growth Fund --             Core Plus Fixed Income Portfolio, Class II
     Class I Shares                                                Emerging Markets Equity Portfolio, Class I
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)                Equity and Income Portfolio, Class II
   Dividend Growth Portfolio(1)                                    Equity Growth Portfolio, Class I
   Equity Portfolio(2)                                             Global Franchise Portfolio, Class II
   S&P 500 Index Portfolio(3)                                      Global Value Equity Portfolio, Class I
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                        Mid Cap Growth Portfolio, Class I
   All Cap Fund Class I(4)                                         Small Company Growth Portfolio, Class II
   High Yield Bond Fund -- Class I                                 U.S. Mid Cap Value Portfolio, Class I(5)
   Investors Fund -- Class I                                       U.S. Real Estate Securities Portfolio, Class I
   Large Cap Growth Fund -- Class I                                Value Portfolio, Class I
   Small Cap Growth Fund -- Class I                              TRAVELERS SERIES FUND INC.
   Strategic Bond Fund -- Class I                                  AIM Capital Appreciation Portfolio
SCUDDER VARIABLE SERIES I                                          MFS Total Return Portfolio
   Growth and Income Portfolio -- Class B                        VAN KAMPEN LIFE INVESTMENT TRUST
SCUDDER VARIABLE SERIES II                                         Comstock Portfolio Class II Shares
   Scudder International Select Equity Portfolio -- Class B        Emerging Growth Portfolio Class II Shares
THE TRAVELERS SERIES TRUST                                         Enterprise Portfolio Class II Shares
   Equity Income Portfolio                                         Government Portfolio Class II Shares
   Large Cap Portfolio                                             Growth and Income Portfolio Class II Shares
   Managed Allocation Series: Aggressive Portfolio                 Money Market Portfolio Class II Shares
   Managed Allocation Series: Conservative Portfolio            VARIABLE INSURANCE PRODUCTS FUND
   Managed Allocation Series: Moderate Portfolio                   Contrafund(R) Portfolio -- Service Class 2
   Managed Allocation Series: Moderate-Aggressive Portfolio        Mid Cap Portfolio -- Service Class 2
   Managed Allocation Series: Moderate-Conservative
     Portfolio
   Style Focus Series: Small Cap Value Portfolio

--------------
(1)     Formerly The Dividend Growth Portfolio -- Class Y        (4)  Formerly Capital Fund -- Class I
(2)     Formerly The Equity Portfolio -- Class Y                 (5)  Formerly U.S. Mid Cap Core Portfolio, Class I
(3)     Formerly The S&P 500 Index Portfolio -- Class Y

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   MAY 2, 2005

                                TABLE OF CONTENTS

Glossary.............................................     3    Payment Options.....................................   46
Summary..............................................     5       Election of Options..............................   46
Fee Table............................................     9       Annuity Options..................................   46
Condensed Financial Information......................    15       Variable Liquidity Benefit.......................   47
The Annuity Contract.................................    15    Miscellaneous Contract Provisions...................   47
   Contract Owner Inquiries..........................    16       Right to Return..................................   47
   Purchase Payments.................................    16       Termination......................................   48
   Accumulation Units................................    16       Required Reports.................................   48
   The Variable Funding Options......................    17       Suspension of Payments...........................   48
Fixed Account........................................    21    The Separate Accounts...............................   48
Charges and Deductions...............................    21       Performance Information..........................   49
   General...........................................    21    Federal Tax Considerations..........................   49
   Withdrawal Charge.................................    22       General Taxation of Annuities....................   49
   Free Withdrawal Allowance.........................    22       Types of Contracts: Qualified and Non-qualified..   50
   Administrative Charges............................    23       Qualified Annuity Contracts......................   50
   Mortality and Expense Risk Charge.................    23         Taxation of Qualified Annuity Contracts........   50
   Enhanced Stepped-Up Provision Charge..............    23         Mandatory Distributions for Qualified Plans....   50
   Guaranteed Minimum Withdrawal Benefit                          Non-qualified Annuity Contracts..................   50
     Charge..........................................    23         Diversification Requirements for
   Guaranteed Minimum Accumulation Benefit                            Variable Annuities...........................   51
     Charge..........................................    23         Ownership of the Investments...................   51
   Variable Liquidity Benefit Charge.................    23         Taxation of Death Benefit Proceeds.............   52
   Variable Funding Option Expenses..................    24       Other Tax Considerations.........................   52
   Premium Tax.......................................    24         Treatment of Charges for Optional Benefits.....   52
   Changes in Taxes Based upon                                      Penalty Tax for Premature Distribution.........   52
     Premium or Value................................    24         Puerto Rico Tax Considerations.................   52
Transfers............................................    24         Non-Resident Aliens............................   52
   Dollar Cost Averaging.............................    26    Other Information...................................   53
Access to Your Money.................................    26       The Insurance Companies..........................   53
   Systematic Withdrawals............................    27       Financial Statements.............................   53
Ownership Provisions.................................    27       Distribution of Variable Annuity Contracts.......   53
   Types of Ownership................................    27       Conformity with State and Federal Laws...........   55
Contract Owner.......................................    27       Voting Rights....................................   55
     Beneficiary.....................................    28       Restrictions on Financial Transactions...........   55
     Annuitant.......................................    28       Legal Proceedings and Opinions...................   55
Death Benefit........................................    28    Appendix A: Condensed Financial Information for
Death Proceeds before the Maturity Date..............    28       The Travelers Fund ABD for Variable
   Enhanced Stepped-Up Provision.....................    29         Annuities......................................  A-1
   Payment of Proceeds...............................    30    Appendix B: Condensed Financial Information for
   Spousal Contract Continuance......................    31       The Travelers Fund ABD II for Variable
   Beneficiary Contract Continuance..................    32         Annuities......................................  B-1
   Planned Death Benefit.............................    32    Appendix C: The Fixed Account.......................  C-1
   Death Proceeds after the Maturity Date............    32    Appendix D: Waiver of Withdrawal Charge for
Living Benefits......................................    33       Nursing Home Confinement.........................  D-1
   Guaranteed Minimum Withdrawal Benefit.............    33    Appendix E: Contents of the Statement of
   Guaranteed Minimum Accumulation Benefit...........    38       Additional Information...........................  E-1
The Annuity Period...................................    45
   Maturity Date.....................................    45
   Allocation of Annuity.............................    45
   Variable Annuity..................................    45
   Fixed Annuity.....................................    46


                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

              TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants the age of 80 or younger as of the Contract Date. The ages of the owner and Annuitant determine which optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.45%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% in Contract Year eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE...........................................  6%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

      TRANSFER CHARGE.............................................  $10(2)
      (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

      VARIABLE LIQUIDITY BENEFIT CHARGE...........................  6%(3)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE.........................$30(4)
--------------
 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

             YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
         -------------------------------------------  ----------------------
         GREATER THAN OR EQUAL TO    BUT LESS THAN
                  0 years               2 years                6%
                  2 years               4 years                5%
                  4 years               5 years                4%
                  5 years               6 years                3%
                  6 years               7 years                2%
                 7 years+                                      0%
 (2)   We do not currently assess the transfer charge.

 (3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

            YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
         -------------------------------------------  ----------------------
          GREATER THAN OR EQUAL TO    BUT LESS THAN
                  0 years               2 years                6%
                  2 years               4 years                5%
                  4 years               5 years                4%
                  5 years               6 years                3%
                  6 years               7 years                2%
                 7 years+                                      0%
 (4) We do not assess this charge if the Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.45% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

Mortality and Expense Risk Charge                      1.45%
Administrative Expense Charge                          0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED                          1.60%
Optional E.S.P. Charge                                 0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED                                   1.75%
Optional GMAB Charge                                   0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMAB ONLY SELECTED                                     2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMAB SELECTED(5)                            2.25%
Optional GMWB I Charge                                 0.40%
Optional GMWB II Charge                                0.50%(6)
Optional GMWB III Charge                               0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED                                   2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED                                  2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED                                 1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED                             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED                            2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED                           2.00%

---------------------------------
(5) GMAB and GMWB cannot both be elected.
(6) The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                    MINIMUM            MAXIMUM
                                                    -------            -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other
expenses.)                                           0.41%              1.88%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL        WAIVER           ANNUAL
                                MANAGEMENT       (12B-1)        OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                   FEE             FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------             ------------     ------------   --------    ----------     ---------------    ----------
GREENWICH STREET SERIES FUND
   Salomon Brothers
     Variable Aggressive
     Growth Fund -- Class
     Shares.................      0.87%            --           0.17%        1.04%              --                1.04%(1)
MORGAN STANLEY VARIABLE
   INVESTMENT SERIES
   (CLASS Y)
   Dividend Growth
     Portfolio*.............      0.45%          0.25%          0.10%        0.80%              --                0.80%
   Equity Portfolio*........      0.42%          0.25%          0.11%        0.78%              --                0.78%
   S&P 500 Index Portfolio*.      0.12%          0.25%          0.14%        0.51%              --                0.51%
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I...     0.81%            --           0.08%        0.89%              --                0.89%(2)
   High Yield Bond Fund --
     Class I................      0.75%            --           0.39%        1.14%              --                  --(15)
   Investors Fund -- Class I.     0.68%            --           0.09%        0.77%              --                0.77%(3)
   Large Cap Growth Fund --                                                                                         --(4),(15)
     Class I................      0.71%            --           0.86%        1.57%              --
   Small Cap Growth Fund --
     Class I................      0.75%            --           0.28%        1.03%              --                1.03%
   Strategic Bond Fund --
     Class I................      0.75%            --           0.23%        0.98%              --                0.98%
SCUDDER VARIABLE SERIES I
   Growth and Income
     Portfolio -- Class B*...     0.48%          0.25%          0.16%        0.89%              --                0.89%(5)
SCUDDER VARIABLE SERIES II
   Scudder International
     Select Equity
     Portfolio -- Class B*...     0.75%          0.25%          0.28%        1.28%              --                1.28%
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio..      0.73%            --           0.11%        0.84%              --                  --(6)
   Large Cap Portfolio......      0.75%            --           0.11%        0.86%              --                0.86%(6)
   Managed Allocation
     Series: Aggressive
     Portfolio..............      0.15%            --           0.26%        0.41%            0.06%               0.35%(7)
   Managed Allocation
     Series: Conservative
     Portfolio..............      0.15%            --           0.26%        0.41%            0.06%               0.35%(7)
   Managed Allocation
     Series: Moderate
     Portfolio..............      0.15%            --           0.26%        0.41%            0.06%               0.35%(7)
   Managed Allocation
     Series:
     Moderate-Aggressive
     Portfolio..............      0.15%            --           0.26%        0.41%            0.06%               0.35%(7)
   Managed Allocation
     Series:
     Moderate-Conservative
     Portfolio..............      0.15%            --           0.26%        0.41%            0.06%               0.35%(7)
   Style Focus Series:
     Small Cap Value
     Portfolio..............      0.83%            --           0.43%        1.26%            0.16%               1.10%(8)
THE UNIVERSAL INSTITUTIONAL
   FUNDS, INC.
   Core Plus Fixed Income
     Portfolio, Class II*...      0.38%          0.35%          0.32%        1.05%              --                  --(15)
   Emerging Markets Equity
     Portfolio, Class I.....      1.25%            --           0.46%        1.71%              --                  --(15)
   Equity and Income
     Portfolio, Class II*...      0.49%          0.35%          0.36%        1.20%              --                  --(15)
   Equity Growth Portfolio,
     Class I................      0.50%            --           0.34%        0.84%              --                0.84%




                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL        WAIVER           ANNUAL
                                MANAGEMENT       (12B-1)        OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                   FEE             FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------             ------------     ------------   --------    ----------     ---------------    ----------
   Global Franchise               0.80%          0.35%          0.50%        1.65%              --                  --(15)
     Portfolio, Class II*...
   Global Value Equity
     Portfolio, Class I.....      0.67%            --           0.37%        1.04%              --                1.04%
   Mid Cap Growth
     Portfolio, Class I.....      0.75%            --           0.38%        1.13%              --                  --(15)
   Small Company Growth
     Portfolio, Class II*...      0.92%          0.35%          0.61%        1.88%              --                  --(15)
   U.S. Mid Cap Value
     Portfolio, Class I.....      0.72%            --           0.30%        1.02%              --                1.02%
   U.S. Real Estate
     Securities Portfolio,
     Class I................      0.76%            --           0.26%        1.02%              --                1.02%
   Value Portfolio, Class I.      0.55%            --           0.40%        0.95%              --                  --(15)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio..............      0.80%            --           0.05%        0.85%              --                0.85%
   MFS Total Return
     Portfolio..............      0.77%            --           0.02%        0.79%              --                0.79%(9)
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II Shares*.............      0.57%          0.25%          0.04%        0.86%              --                0.86%
   Emerging Growth
     Portfolio Class II
     Shares*................      0.70%          0.25%          0.07%        1.02%              --                1.02%
   Enterprise Portfolio                                                                                             --(10),(15)
     Class II Shares*.......      0.50%          0.25%          0.13%        0.88%              --
   Government Portfolio                                                                                             --(11),(15)
     Class II Shares*.......      0.50%          0.25%          0.15%        0.90%              --
   Growth and Income
     Portfolio Class II
     Shares*................      0.58%          0.25%          0.04%        0.87%              --                0.87%
   Money Market Portfolio                                                                                           --(12),(15)
     Class II Shares*.......      0.49%          0.25%          0.22%        0.96%              --
VARIABLE INSURANCE PRODUCTS
   FUND
   Contrafund(R) Portfolio --                                                                                       --(13),(15)
     Service Class 2*.......      0.57%          0.25%          0.11%        0.93%              --
   Mid Cap Portfolio --                                                                                             --(14),(15)
     Service Class 2*.......      0.57%          0.25%          0.14%        0.96%              --

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

 (1) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.95% to the following breakpoints:
       0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion; and 0.70% on net assets in excess of $10 billion.

 (2) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

 (3) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

 (4) Effective August 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $5 billion 0.70%; next $2.5 billion 0.70%; next $2.5 billion 0.68%; over $10 billion 0.65%.

 (5) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for B share class:
       Scudder Growth and Income (1.09%).

 (6) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

 (7) The figures shown above do not include the Funds' share of Underlying Fund expenses. Because the Underlying Funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each Underlying Fund, it is not possible to determine precisely the amount of Underlying Fund expenses that will be borne by the Funds. However, the total annual operating expenses of the Underlying Funds range from 0.40% to 1.10%, so the Underlying Funds expenses borne by the Funds will be somewhere in that range. The Funds have a contractual expense cap of 0.35% that continues to May 1, 2006. Other Expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

 (8) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

 (9) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

 (10) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2004, the Adviser waived $49,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (11) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2004, the Adviser voluntarily waived $73,341 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (12) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2004, the Adviser waived $68,600 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at any time.

 (13) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.

 (14) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

 (15) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
        --------------                                                              -------------          ------------------
        High Yield Bond Fund -- Class I.....................................            0.14%                     1.00%
        Large Cap Growth Fund -- Class I....................................            0.57%                     1.00%
        Equity Income Portfolio............................................             0.01%                     0.83%
        Core Plus Fixed Income Portfolio, Class II.........................             0.10%                     0.95%
        Emerging Markets Equity Portfolio, Class I.........................             0.06%                     1.65%
        Equity and Income Portfolio, Class II..............................             0.30%                     0.90%
        Global Franchise Portfolio, Class II...............................             0.45%                     1.20%
        Mid Cap Growth Portfolio, Class I..................................             0.08%                     1.05%
        Small Company Growth Portfolio, Class II...........................             0.63%                     1.25%
        Value Portfolio, Class I...........................................             0.10%                     0.85%
        Enterprise Portfolio Class II Shares...............................             0.03%                     0.85%
        Government Portfolio Class II Shares...............................             0.05%                     0.85%
        Money Market Portfolio Class II Shares.............................             0.11%                     0.85%
        Contrafund(R) Portfolio -- Service Class 2............................          0.02%                     0.91%
        Mid Cap Portfolio -- Service Class 2................................            0.03%                     0.93%


EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  --------  ---------  --------  --------  --------  ---------
Underlying Fund with Minimum Total
Annual Operating Expenses..............     920       1479      2062      3480       320       979       1662      3480
Underlying Fund with Maximum Total
Annual Operating Expenses..............     1065      1901      2743      4728       465       1401      2343      4728

EXAMPLE 2 --This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  --------  ---------  --------  --------  --------  ---------

Underlying Fund with Minimum Total
Annual Operating Expenses..............     861       1301      1768      2910       261       801       1368      2910
Underlying Fund with Maximum Total
Annual Operating Expenses..............     1006      1731      2471      4243       406       1231      2071      4243

EXAMPLE 3 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN**
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  --------  ---------  --------  --------  --------  ---------
Underlying Fund with Minimum Total
Annual Operating Expenses..............     871       1331      1817      3007       271       831       1417      3007
Underlying Fund with Maximum Total
Annual Operating Expenses..............     1016      1760      2517      4326       416       1260      2117      4326

EXAMPLE 4 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN**
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  --------  ---------  --------  --------  --------  ---------
Underlying Fund with Minimum Total
Annual Operating Expenses..............     846       1256      1693      2761       246       756       1293      2761
Underlying Fund with Maximum Total
Annual Operating Expenses..............     992       1688      2402      4117       392       1188      2002      4117


EXAMPLE 5 --This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  --------  ---------  --------  --------  --------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses..............     871       1331      1817      3007       271       831       1417      3007
Underlying Fund with Minimum Total
Annual Operating Expenses..............     1016      1760      2517      4326       416       1260      2117      4326


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Premier Advisers III Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions contained in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On or after age May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine if you can purchase the Contract, and which optional features are available to you.

                                                       MAXIMUM AGE BASED ON
     DEATH BENEFIT/                                  THE OLDER OF THE OWNER AND
   OPTIONAL FEATURE                               ANNUITANT ON THE CONTRACT DATE
------------------------------------------   -----------------------------------
Standard Death Benefit                                         80
Enhanced Stepped-Up Provision (E.S.P)                          75

Since optional benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation, tenure and brand recognition, performance and the capability and qualification of each sponsoring investment advisory firm. Another factor the Company considers during the initial selection process of an Underlying Fund is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company and/or its affiliate for providing administrative, marketing and other support services for the Underlying Fund.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund if the Company determines the Underlying Fund no longer meets the criteria and/or if the Underlying Fund has not attracted significant client assets. In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As mentioned above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from an Underlying Fund's assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
GREENWICH STREET SERIES FUND

   Salomon Brothers Variable              Seeks capital appreciation. The Fund         Salomon Brothers Asset
     Aggressive Growth Fund -- Class I    normally invests in common stocks of         Management, Inc.
     Shares                               companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500.

MORGAN STANLEY VARIABLE INVESTMENT
   SERIES (CLASS Y)

   Dividend Growth Portfolio              Seeks to provide reasonable current          Morgan Stanley Investment
                                          income and long term growth of income        Advisors Inc.
                                          and capital. The Fund normally invests
                                          in the common stocks of companies with
                                          a record of paying dividends and the
                                          potential for increasing dividends.

   Equity Portfolio                       Seeks growth of capital and secondarily      Morgan Stanley Investment
                                          income when consistent with the primary      Advisors Inc.
                                          objective. The Fund normally invests in
                                          equity securities and securities
                                          convertible into equity securities that
                                          are believed to have potential for
                                          superior growth.

   S&P 500 Index Portfolio                Seeks to provide investment results          Morgan Stanley Investment
                                          that, before expenses, correspond to         Advisors Inc.
                                          the total return of the S&P 500 Index.
                                          The Fund normally invests in the common
                                          stocks included in the Index.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.

   All Cap Fund -- Class I                Seeks capital appreciation. The Fund         Salomon Brothers Asset
                                          normally invests in common stocks and        Management, Inc.
                                          their equivalents of companies the
                                          manager believes are undervalued in the
                                          marketplace.

   High Yield Bond Fund -- Class I        Seeks total return consistent with the       Salomon Brothers Asset
                                          preservation of capital. The Fund            Management, Inc.
                                          normally invests in high yield
                                          fixed-income securities issued by U.S.
                                          and foreign corporations and foreign
                                          governments and their agencies.

   Investors Fund -- Class I              Seeks long term growth of capital.           Salomon Brothers Asset
                                          Secondarily seeks current income. The        Management, Inc.
                                          Fund normally invests in common stocks
                                          of established companies.

   Large Cap Growth Fund -- Class I       Seeks long-term growth of capital. The       Salomon Brothers Asset
                                          Fund normally invests in equity              Management, Inc.
                                          securities of companies with large
                                          market capitalizations.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The       Salomon Brothers Asset
                                          Fund normally invests in equity              Management, Inc.
                                          securities of companies with small
                                          market capitalizations.

   Strategic Bond Fund -- Class I         Seeks to maximize total return               Salomon Brothers Asset
                                          consistent with the preservation of          Management, Inc.
                                          capital. The Fund normally invests in a
                                          globally diverse portfolio of
                                          fixed-income securities.
SCUDDER VARIABLE SERIES I

   Growth and Income Portfolio --         Seeks long-term growth of capital,           Deutsche Investment Management
     Class B                              current income and growth of income.         Americas Inc.
                                          The portfolio invests at least 65% of
                                          total assets in equities, mainly common
                                          stocks. Although the portfolio can
                                          invest in companies of any size and
                                          from any country, it invests primarily
                                          in large US companies.




               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
SCUDDER VARIABLE SERIES II

   Scudder International Select           Seeks capital appreciation. Under            Deutsche Investment Management
     Equity Portfolio -- Class B          normal circumstances, the portfolio          Americas Inc.
                                          invests at least 80% of its net assets,      Subadviser: Deutsche Asset
                                          plus the amount of any borrowing for         Management Investments Services
                                          investment purposes, in equity               Ltd.
                                          securities and other securities with
                                          equity characteristics.
THE TRAVELERS SERIES TRUST

   Equity Income Portfolio                Seeks reasonable income by investing         Travelers Asset Management
                                          primarily in income producing equity         International Company LLC
                                          securities. In choosing these                Subadviser: Fidelity Management &
                                          securities, the fund will also consider      Research Company
                                          the potential for capital appreciation.
                                          The fund's goal is to achieve a yield
                                          which exceeds the composite yield on
                                          the securities compromising the S&P 500.

   Large Cap Portfolio                    Seeks long term growth of capital. The       Travelers Asset Management
                                          Fund normally invests in the securities      International Company LLC
                                          of companies with large market               Subadviser: Fidelity Management &
                                          capitalizations.                             Research Company

   Managed Allocation Series:             Seeks long-term growth of capital. The       Travelers Asset Management
     Aggressive Portfolio                 Fund normally invests in other               International Company LLC
                                          investment companies ("Underlying            Subadviser: Deutsche Investment
                                          Funds") that invest primarily in equity      Management Americas Inc.
                                          securities.

   Managed Allocation Series:             Seeks a high level of current income         Travelers Asset Management
     Conservative Portfolio               with some consideration given to growth      International Company LLC
                                          of capital. The Fund normally invests        Subadviser: Deutsche Investment
                                          in other investment companies                Management Americas Inc.
                                          ("Underlying Funds") that invest in
                                          both equity and debt securities.

   Managed Allocation Series:             Seeks a balance between a high level of      Travelers Asset Management
     Moderate Portfolio                   current income and growth of capital,        International Company LLC
                                          with a greater emphasis on growth of         Subadviser: Deutsche Investment
                                          capital. The Fund normally invests in        Management Americas Inc.
                                          other investment companies ("Underlying
                                          Funds") that invest in both equity and
                                          debt securities.

   Managed Allocation Series:             Seeks long-term growth of capital. The       Travelers Asset Management
     Moderate-Aggressive Portfolio        Fund normally invests in other               International Company LLC
                                          investment companies ("Underlying            Subadviser: Deutsche Investment
                                          Funds") that invest in both equity and       Management Americas Inc.
                                          debt securities.

   Managed Allocation Series:             Seeks a balance between a high level of      Travelers Asset Management
     Moderate-Conservative Portfolio      current income and growth of capital,        International Company LLC
                                          with a greater emphasis on income. The       Subadviser: Deutsche Investment
                                          Fund normally invests in other               Management Americas Inc.
                                          investment companies ("Underlying
                                          Funds") that invest in both equity and
                                          debt securities.

   Style Focus Series: Small Cap          Seeks capital appreciation. The Fund         Travelers Asset Management
     Value Portfolio                      normally invests in common stocks and        International Company LLC
                                          other equity securities of small U.S.        Subadviser: Travelers Investment
                                          companies.                                   Management Company and Dreman
                                                                                       Value Management L.L.C.

THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC.

   Core Plus Fixed Income Portfolio,      Seeks above-average total return over a      Morgan Stanley Investment
     Class II                             market cycle of three to five years.         Management Inc.
                                          The Fund normally invests in a
                                          diversified mix of dollar denominated
                                          investment grade fixed income
                                          securities, particularly U.S.
                                          Government, corporate and mortgage
                                          securities.

   Emerging Markets Equity Portfolio,     Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class I                              The Fund normally invests in                 Management Inc.
                                          growth-oriented equity securities of
                                          issuers in emerging market countries.

   Equity and Income Portfolio, Class     Seeks both capital appreciation and          Morgan Stanley Investment
     II                                   current income. The Fund normally            Management Inc.
                                          invests in income-producing equity
                                          instruments (including common stocks,
                                          preferred stocks and convertible
                                          securities) and investment grade fixed
                                          income securities.



               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
   Equity Growth Portfolio, Class I       Seeks long-term capital appreciation.        Morgan Stanley Investment
                                          The Fund normally invests in                 Management Inc.
                                          growth-oriented equity securities of
                                          large capitalization companies.

   Global Franchise Portfolio,            Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class II                             The Fund normally invests in equity          Management Inc.
                                          securities of issuers located
                                          throughout the world believed to have,
                                          among other things, resilient business
                                          franchises and growth potential.

   Global Value Equity Portfolio,         Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class I                              The Fund normally invests in equity          Management Inc.
                                          securities of issuers throughout the
                                          world, including U.S. issuers.

   Mid Cap Growth Portfolio, Class I      Seeks long-term capital appreciation.        Morgan Stanley Investment
                                          The Fund normally invests in common          Management Inc.
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.

   Small Company Growth Portfolio,        Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class II                             The Fund normally invests in                 Management Inc.
                                          growth-oriented equity securities of
                                          small U.S. and, to a limited extent,
                                          foreign companies.

   U.S. Mid Cap Value Portfolio,          Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class I                              The Fund normally invests in common          Management Inc.
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.

   U.S. Real Estate Securities            Seeks above average current income and       Morgan Stanley Investment
     Portfolio, Class I                   long-term capital appreciation. The          Management Inc.
                                          Fund normally invests in equity
                                          securities of companies in the U.S.
                                          real estate industry, including real
                                          estate investment trusts.

   Value Portfolio, Class I               Seeks above-average total return over a      Morgan Stanley Investment
                                          market cycle of three to five years.         Management Inc.
                                          The Fund normally invests in common
                                          stocks and other equity securities of
                                          companies undervalued in comparison to
                                          the market.
TRAVELERS SERIES FUND INC.

   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund         Travelers Investment Adviser Inc.
                                          normally invests in common stocks of         Subadviser:  AIM Capital
                                          companies that are likely to benefit         Management Inc.
                                          from new products, services or
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent        Travelers Investment Adviser Inc.
                                          with the prudent employment of capital.      Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.
VAN KAMPEN LIFE INVESTMENT TRUST

   Comstock Portfolio Class II Shares     Seeks capital growth and income. The         Van Kampen Asset Management Inc.
                                          Fund normally invests in common and
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Emerging Growth Portfolio Class II     Seeks capital appreciation. The Fund         Van Kampen Asset Management Inc.
     Shares                               normally invests in common stocks of
                                          companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500.

   Enterprise Portfolio Class II          Seeks capital appreciation. The Fund         Van Kampen Asset Management Inc.
     Shares                               normally invests in common stocks of
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.

   Government Portfolio Class II          Seeks high current return consistent         Van Kampen Asset Management Inc.
     Shares                               with preservation of capital. The Fund
                                          normally invests in securities issued
                                          or guaranteed by the U.S. Government,
                                          its agencies or instrumentalities.



               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
   Growth and Income Portfolio Class      Seeks long-term growth of capital and        Van Kampen Asset Management Inc.
     II Shares                            income. The Fund normally invests in
                                          income producing equity securities.

   Money Market Portfolio Class II        Seeks protection of capital and high         Van Kampen Asset Management Inc.
     Shares                               current income. The Fund normally
                                          invests in short-term U.S. money market
                                          instruments and seeks to maintain a net
                                          asset value of $1.00 per share.

VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service     Seeks long-term capital appreciation by      Fidelity Management & Research
     Class 2                              investing in common stocks of companies      Company
                                          whose value Fidelity Management &
                                          Research Co. believes is not fully
                                          recognized by the public.

   Mid Cap Portfolio -- Service Class 2   Seeks long-term growth of capital by         Fidelity Management & Research
                                          investing in common stocks of companies      Company
                                          with medium market capitalizations.

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

       o sales and marketing expenses including commission payments to your sales agent and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

             YEARS SINCE PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
        ---------------------------------------------  ----------------------
         GREATER THAN OR EQUAL TO    BUT LESS THAN
                  0 years               2 years                 6%
                  2 years               4 years                 5%
                  4 years               5 years                 4%
                  5 years               6 years                 3%
                  6 years               7 years                 2%
                 7 years+                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment to which no withdrawal charge applies then;

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then;

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then;

       (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun

       o due to a minimum distribution under our minimum distribution rules then in effect

       o if you elect Annuity Payments for a fixed period of at least five years.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1)   from the distribution of death proceeds

       (2)   after an annuity payout has begun or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge will not be assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

         YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
      -------------------------------------------  ----------------------
      GREATER THAN OR EQUAL TO    BUT LESS THAN
               0 years               2 years                6%
               2 years               4 years                5%
               4 years               5 years                4%
               5 years               6 years                3%
               6 years               7 years                2%
              7 years+                                      0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

     o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

     o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

     o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a

Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

     o   the death benefit will not be payable upon the Annuitant's death

     o   the Contingent Annuitant becomes the Annuitant

     o   all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect. If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

Note: If the Contract Owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "Contract Owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted.

       (1) the Contract Value on the Death Report Date

       (2) your adjusted Purchase Payment (see below) or*

       (3) the Step-Up Value (if any, as described below).

* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

PARTIAL SURRENDER REDUCTION.

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value immediately before the withdrawal.

STEP-UP VALUE: The partial surrender reduction equals (1) the Step-Up Initial Value in effect immediately before the reduction for withdrawal, multiplied by
(2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

The following examples apply to the Adjusted Purchase Payment and Step-Up Value. Assume your current Contract Value is $55,000. If the current Adjusted Purchase Payment or Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/55,000) = 9,090

Your new death benefit would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current Adjusted Purchase Payment or Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = 16,666

Your new death benefit would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------- -------------------------- -------------------------------------- --------------------
    BEFORE THE MATURITY DATE,           THE COMPANY WILL                                              MANDATORY PAYOUT
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:     UNLESS. . .                            RULES APPLY*
----------------------------------- -------------------------- -------------------------------------- --------------------
OWNER (WHO IS NOT THE ANNUITANT)    The beneficiary (ies),     Unless the beneficiary elects to       Yes
(WITH NO JOINT OWNER)               or if none, to the         continue the Contract rather than
                                    CONTRACT OWNER'S estate.   receive the distribution.
----------------------------------- -------------------------- -------------------------------------- --------------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies),     Unless the beneficiary elects to       Yes
(WITH NO JOINT OWNER)               or if none, to the         continue the Contract rather than
                                    CONTRACT OWNER'S estate.   receive the distribution.
----------------------------------- -------------------------- -------------------------------------- --------------------
NON-SPOUSAL JOINT OWNER (WHO IS     The surviving joint                                               Yes
NOT THE ANNUITANT)                  owner.
----------------------------------- -------------------------- -------------------------------------- --------------------
NON-SPOUSAL JOINT OWNER (WHO IS     The beneficiary (ies),     Unless the beneficiary elects to       Yes
THE ANNUITANT)                      or, if none, to the        continue the Contract rather than
                                    surviving joint owner.     receive a distribution.
----------------------------------- -------------------------- -------------------------------------- --------------------
SPOUSAL JOINT OWNER (WHO IS NOT     The surviving joint        Unless the spouse elects to continue   Yes
THE ANNUITANT)                      owner.                     the Contract.
----------------------------------- -------------------------- -------------------------------------- --------------------
SPOUSAL JOINT OWNER (WHO IS THE     The beneficiary (ies),     Unless the spouse elects to continue   Yes
ANNUITANT)                          or, if none, to the        the Contract.
                                    surviving joint owner.
----------------------------------- -------------------------- -------------------------------------- --------------------
                                                               A spouse who is not the beneficiary may
                                                               decline to receive the proceeds or to
                                                               continue the Contract and instruct the
                                                               Company to pay the beneficiary.
----------------------------------- -------------------------- -------------------------------------- --------------------
ANNUITANT (WHO IS NOT THE           The beneficiary (ies),     Unless the beneficiary elects to       Yes
CONTRACT OWNER)                     or if none, to the         continue the Contract rather than
                                    CONTRACT OWNER.            receive the distribution.

                                                               But, if there is A CONTINGENT
                                                               ANNUITANT, then the CONTINGENT
                                                               ANNUITANT becomes the ANNUITANT and
                                                               the Contract continues in effect
                                                               (generally using the original
                                                               MATURITY DATE). The proceeds will
                                                               then be paid upon the death of the
                                                               CONTINGENT ANNUITANT or owner.
----------------------------------- -------------------------- -------------------------------------- --------------------



----------------------------------- -------------------------- -------------------------------------- --------------------
    BEFORE THE MATURITY DATE,           THE COMPANY WILL                                              MANDATORY PAYOUT
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:     UNLESS. . .                            RULES APPLY*
----------------------------------- -------------------------- -------------------------------------- --------------------
ANNUITANT (WHO IS THE CONTRACT      See death of "owner who                                           Yes
OWNER)                              is the ANNUITANT" above.
----------------------------------- -------------------------- -------------------------------------- --------------------
ANNUITANT (WHERE OWNER IS A         The beneficiary (ies),                                            Yes (Death of
NON-NATURAL ENTITY/TRUST)           or if none, to the owner.                                         ANNUITANT is
                                                                                                      treated as death
                                                                                                      of the owner in
                                                                                                      these
                                                                                                      circumstances.)
----------------------------------- -------------------------- -------------------------------------- --------------------
CONTINGENT ANNUITANT (ASSUMING      No death proceeds are                                             N/A
ANNUITANT IS STILL ALIVE)           payable; Contract
                                    continues.
----------------------------------- -------------------------- -------------------------------------- --------------------
BENEFICIARY                         No death proceeds are                                             N/A
                                    payable; Contract
                                    continues.
----------------------------------- -------------------------- -------------------------------------- --------------------
CONTINGENT BENEFICIARY              No death proceeds are                                             N/A
                                    payable; Contract
                                    continues.
----------------------------------- -------------------------- -------------------------------------- --------------------


                               QUALIFIED CONTRACTS

----------------------------------- -------------------------- -------------------------------------- --------------------
BEFORE THE MATURITY DATE, UPON      THE COMPANY WILL PAY THE   UNLESS. . .                            MANDATORY PAYOUT
THE DEATH OF THE                    PROCEEDS TO:                                                      RULES APPLY*
----------------------------------- -------------------------- -------------------------------------- --------------------
OWNER / ANNUITANT                   The beneficiary (ies),     Unless the beneficiary elects to       Yes
                                    or if none, to the         continue the Contract rather than
                                    CONTRACT OWNER'S estate.   receive a distribution.
----------------------------------- -------------------------- -------------------------------------- --------------------
BENEFICIARY                         No death proceeds are                                             N/A
                                    payable; Contract
                                    continues.
----------------------------------- -------------------------- -------------------------------------- --------------------
CONTINGENT BENEFICIARY              No death proceeds are                                             N/A
                                    payable; Contract
                                    continues.
----------------------------------- -------------------------- -------------------------------------- --------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

--------------------------- --------------------------------- -------------------------------- --------------------------------
            NAME OF RIDER:               GMWB I                           GMWB II                         GMWB III
--------------------------- --------------------------------- -------------------------------- --------------------------------
                                       Principal                         Principal                        Principal
              ALSO CALLED:             Guarantee                         Guarantee                     Guarantee Value
--------------------------- --------------------------------- -------------------------------- --------------------------------
             AVAILABILITY:   Not available for purchase on      Available on or after March      Not available at this time
                            or after March 21, 2005, unless    21, 2005 if approved in your
                            GMWB II is not approved in your                state
                                         state
--------------------------- --------------------------------- -------------------------------- --------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------- -------------------- ------------------ -----------------
                                                                            GMWB I              GMWB II           GMWB III
--------------------------------------------------------------------- -------------------- ------------------ -----------------
If you make your first withdrawal BEFORE the 3rd anniversary after         5% of RBB           5% of RBB         5% of RBB
you purchase GMWB:
--------------------------------------------------------------------- -------------------- ------------------ -----------------
If you make your first withdrawal AFTER the 3rd anniversary after         10% of RBB          10% of RBB         5% of RBB
you purchase GMWB:
--------------------------------------------------------------------- -------------------- ------------------ -----------------

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III



-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                        VALUE              RBB                AWB (5%)          VALUE           RBB                AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
INITIAL GMWB          $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
PURCHASE
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY PRIOR     $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
TO WITHDRAWAL
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUE IMMEDIATELY     $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
AFTER WITHDRAWAL
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------

WITHDRAWAL EXAMPLE FOR GMWB I


-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                        VALUE              RBB                AWB (5%)          VALUE           RBB                AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL

                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                   X 10,000/115,000)]    X 91,304/100,000)]                   (100,000       (88,235/100,000)]
                                                                                          X 10,000/85,000)]
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

       o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

           a qualified retirement plan (Code Section 401),


           o   a tax-sheltered annuity (Code Section 403(b)),

           o   an individual retirement account (Code Sections 408(a)),

           o   an individual retirement annuity (Code Section 408(b)), or

           o   a qualified deferred compensation plan (Code Section 457).

           Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

       o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

       o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

       o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

       o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

           You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

       o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to

Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------
                               GMWB I             GMWB II           GMWB III
--------------------------------------------------------------------------------
Current Annual Charge           0.40%              0.50%              0.25%
--------------------------------------------------------------------------------
Maximum Annual Charge           1.00%              1.00%               N/A
After a Reset
--------------------------------------------------------------------------------

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

-------------------------- -------------------------------- ------------------------------- -------------------------------
                                       GMWB I                          GMWB II                         GMWB III
-------------------------- -------------------------------- ------------------------------- -------------------------------

AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
-------------------------- -------------------------------- ------------------------------- -------------------------------
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
-------------------------- -------------------------------- ------------------------------- -------------------------------
RESET                                    Yes                             Yes                              No
-------------------------- -------------------------------- ------------------------------- -------------------------------
CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
-------------------------- -------------------------------- ------------------------------- -------------------------------
INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
-------------------------- -------------------------------- ------------------------------- -------------------------------
WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
-------------------------- -------------------------------- ------------------------------- -------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

       o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

       o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.


                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------- ---------------------------------------------------- -----------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
-------------------- ---------------------------------------------------- -----------------------------------------------------

                                            BASE                                                BASE
                                         CALCULATION                                         CALCULATION
                       CONTRACT VALUE      AMOUNT          BENEFIT BASE    CONTRACT VALUE       AMOUNT          BENEFIT BASE
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000           $85,000          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                                $0(1)                                              $15,000(2)
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.


  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

                     ---------------------------------------------------- -----------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------- ---------------------------------------------------- -----------------------------------------------------
                                                                BASE                                                BASE
                                            PURCHASE        CALCULATION                        PURCHASE          CALCULATION
                      CONTRACT VALUE         PAYMENT           AMOUNT      CONTRACT VALUE       PAYMENT            AMOUNT
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
---------------------------- --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------


                             --------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
---------------------------- --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                 $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- ---------------- ----
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL              $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                      $75,000          $88,235               $10,000              $11,765               $11,765
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                                                                                         CLASS B SUBACCOUNTS/ UNDERLYING
                       CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                           FUNDS
-----------------------------------------------------------------------------------    -------------------------------------
GREENWICH STREET SERIES FUND              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.      SALOMON BROTHERS VARIABLE SERIES
   Salomon Brothers Variable                 Emerging Markets Equity Portfolio,           FUNDS INC.
   Aggressive Growth Fund -- Class I            Class I                                   High Yield Bond Fund -- Class I
     Shares                                  Equity and Income Portfolio, Class II        Strategic Bond Fund -- Class I
MORGAN STANLEY VARIABLE INVESTMENT           Equity Growth Portfolio, Class I          THE UNIVERSAL INSTITUTIONAL FUNDS,
   SERIES (CLASS Y)                          Global Franchise Portfolio, Class II         INC.
   Dividend Growth Portfolio                   Shares                                     Core Plus Fixed Income Portfolio,
     Equity Portfolio                        Global Value Equity Portfolio, Class I         Class II
   S&P 500 Index Portfolio                   Mid Cap Growth Portfolio, Class I         VAN KAMPEN LIFE INVESTMENT TRUST
SALOMON BROTHERS VARIABLE SERIES             Small Company Growth Portfolio,              Government Portfolio Class II
   FUNDS INC.                                  Class II                                     Shares
   All Cap Fund -- Class I                   U.S. Mid Cap Value Portfolio, Class I        Money Market Portfolio Class II
   Investors Fund -- Class I                 U.S. Real Estate Securities   Portfolio,      Shares
   Large Cap Growth Fund -- Class I            Class I
   Small Cap Growth Fund -- Class I           Value Portfolio, Class I
SCUDDER VARIABLE SERIES I                 TRAVELERS SERIES FUND INC.
   Growth and Income Portfolio --            AIM Capital Appreciation Portfolio
     Class B                                 MFS Total Return Portfolio
   Scudder Variable Series II             VAN KAMPEN LIFE INVESTMENT TRUST
   Scudder International Select Equity       Comstock Portfolio Class II Shares
     Portfolio -- Class B                    Emerging Growth Portfolio Class II
THE TRAVELERS SERIES TRUST                     Shares
   Equity Income Portfolio                   Enterprise Portfolio Class II Shares
   Large Cap Portfolio                       Growth and Income Portfolio Class II
   Managed Allocation Series:                  Shares
     Aggressive Portfolio                 VARIABLE INSURANCE PRODUCTS FUND
   Managed Allocation Series:                Contrafund(R) Portfolio -- Service Class 2
     Conservative Portfolio                  Mid Cap Portfolio -- Service Class 2
   Managed Allocation Series:
     Moderate Portfolio
   Managed Allocation Series:
     Moderate-Aggressive Portfolio
   Managed Allocation Series:
     Moderate-Conservative Portfolio
   Style Focus Series: Small Cap
     Value Portfolio

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your


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

rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving annuity payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.


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


o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday for Qualified Contracts or ten years after the effective date of the Contract, if later. (In certain states, the Maturity Date elected may not be later than the Annuitant's 90th birthday; refer to your Contract.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday for Non-qualified Contracts, or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


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


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once annuity payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Travelers Fund ABD and Travelers Fund ABD II, respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company ("TIC") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company ("TLAC") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, Citigroup Inc. announced that it has agreed to sell its life insurance and annuity businesses to MetLife, Inc. The proposed sale would include TIC and TLAC, the insurance companies that issue the variable annuity contract described in this prospectus. The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into a preferred distribution arrangement with Morgan Stanley DW, Inc., the only broker-dealer firm that is authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                   APPENDIX A--CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.60%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2004        1.043           1.120                   3,965
                                                               2003        0.757           1.043                      --

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio -- Class Y (9/03)...........  2004        1.095           1.166                  30,312
                                                               2003        1.000           1.095                   1,000

   The Equity Portfolio -- Class Y (9/03)....................  2004        1.080           1.179                      --
                                                               2003        1.000           1.080                   2,000

   The S&P 500 Index Portfolio -- Class Y (9/03).............  2004        1.094           1.187                  40,831
                                                               2003        1.000           1.094                   1,000

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)...........................  2004        1.541           1.642                 208,469
                                                               2003        1.126           1.541                 166,575

   High Yield Bond Fund -- Class I (8/98)....................  2004        1.359           1.486                 116,317
                                                               2003        1.112           1.359                  47,341

   Investors Fund -- Class I (6/98)..........................  2004        1.198           1.301                 327,409
                                                               2003        0.920           1.198                 333,678

   Large Cap Growth Fund -- Class I (5/02)...................  2004        1.137           1.124                  33,865
                                                               2003        0.799           1.137                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Small Cap Growth Fund -- Class I (5/00)...................  2004        0.849           0.962                 145,485
                                                               2003        0.579           0.849                  76,241

   Strategic Bond Fund -- Class I (8/98).....................  2004        1.365           1.432                 530,603
                                                               2003        1.225           1.365                 404,776

Scudder Variable Series I
   Growth and Income Portfolio -- Class B (6/03).............  2004        1.130           1.221                  26,367
                                                               2003        1.000           1.130                      --

Scudder Variable Series II
   Scudder International Select Equity Portfolio --
   Class B (6/03)...........................................   2004        1.212           1.406                  48,945
                                                               2003        1.000           1.212                      --

The Travelers Series Trust
   Equity Income Portfolio (5/97)...........................   2004        1.661           1.796                 109,068
                                                               2003        1.287           1.661                  74,811

   Large Cap Portfolio (6/97)...............................   2004        1.358           1.424                 121,374
                                                               2003        1.107           1.358                 108,069

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -- Class II (5/03).......  2004        1.011           1.035                  32,347
                                                               2003        1.000           1.011                  10,291

   Emerging Markets Equity Portfolio, Class I (11/98).......   2004        1.081           1.310                  23,461
                                                               2003        0.734           1.081                     731

   Equity and Income Portfolio -- Class II (5/03)............  2004        1.160           1.273                 414,166
                                                               2003        1.000           1.160                 100,550

   Equity Growth Portfolio, Class I (5/00)..................   2004        0.600           0.636                 125,606
                                                               2003        0.488           0.600                 117,008

   Global Franchise Portfolio -- Class II Shares (5/03)......  2004        1.223           1.357                 266,745
                                                               2003        1.000           1.223                  22,357

   Global Value Equity Portfolio, Class I (6/98)............   2004        1.062           1.187                  54,862
                                                               2003        0.837           1.062                  55,406



                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Mid Cap Growth Portfolio, Class I (5/00).................   2004        0.566           0.678                  52,464
                                                               2003        0.406           0.566                  49,055

   Mid Cap Value Portfolio, Class I (6/98)..................   2004        1.268           1.430                  96,441
                                                               2003        0.911           1.268                 114,640

   Small Company Growth Portfolio -- Class II (5/03).........  2004        1.359           1.591                   9,848
                                                               2003        1.000           1.359                     260

   U.S. Real Estate Portfolio, Class I (10/98)..............   2004        1.562           2.097                 112,073
                                                               2003        1.154           1.562                  57,724

   Value Portfolio, Class I (7/98)..........................   2004        1.069           1.239                  89,759
                                                               2003        0.810           1.069                  38,497

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (9/00)................   2004        0.560           0.587                  30,876
                                                               2003        0.440           0.560                      --

   MFS Total Return Portfolio (5/97)........................   2004        1.597           1.752                 258,177
                                                               2003        1.392           1.597                  65,016

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00).............  2004        1.043           1.206               1,249,226
                                                               2003        0.811           1.043                 523,532

   Emerging Growth Portfolio -- Class II Shares (12/00)......  2004        0.550           0.578                 526,243
                                                               2003        0.440           0.550                 240,400

   Enterprise Portfolio -- Class II Shares (12/00)...........  2004        0.668           0.682                 156,937
                                                               2003        0.540           0.668                 159,587

   Government Portfolio -- Class II Shares (12/00)...........  2004        1.132           1.158                 628,426
                                                               2003        1.134           1.132                 564,463

   Growth and Income Portfolio -- Class II Shares (12/00)....  2004        1.010           1.135               1,227,385
                                                               2003        0.804           1.010                 858,078

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Money Market Portfolio -- Class II Shares (12/00).........  2004        1.001           0.990                 493,184
                                                               2003        1.014           1.001                 842,223

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)...........2004        0.892           1.011                 690,781
                                                               2003        0.707           0.892                 228,413

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (12/00)..............  2004        1.202           1.475                 514,700
                                                               2003        0.883           1.202                  74,976



                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.25%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2004        1.000           1.055                      --

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio -- Class Y (9/03)...........  2004        1.000           1.060                      --

   The Equity Portfolio -- Class Y (9/03)....................  2004        1.000           1.084                   7,536

   The S&P 500 Index Portfolio -- Class Y (9/03).............  2004        1.000           1.071                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)...........................  2004        1.000           1.058                   3,546

   High Yield Bond Fund -- Class I (8/98)....................  2004        1.000           1.104                      --

   Investors Fund -- Class I (6/98)..........................  2004        1.000           1.080                      --

   Large Cap Growth Fund -- Class I (5/02)...................  2004        1.000           0.991                      --

   Small Cap Growth Fund -- Class I (5/00)...................  2004        1.000           1.167                   1,092

   Strategic Bond Fund -- Class I (8/98).....................  2004        1.000           1.070                   4,609

Scudder Variable Series I
   Growth and Income Portfolio -- Class B (6/03).............  2004        1.000           1.066                      --

Scudder Variable Series II
   Scudder International Select Equity Portfolio --
   Class B (6/03)...........................................   2004        1.000           1.167                   4,296

The Travelers Series Trust
   Equity Income Portfolio (5/97)...........................   2004        1.000           1.103                      --

   Large Cap Portfolio (6/97)...............................   2004        1.000           1.049                      --

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -- Class II (5/03)......   2004        1.000           1.033                   6,166

   Emerging Markets Equity Portfolio, Class I (11/98).......   2004        1.000           1.320                     981


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Equity and Income Portfolio -- Class II (5/03)............  2004        1.000           1.092                   2,299

   Equity Growth Portfolio, Class I (5/00)..................   2004        1.000           1.050                      --

   Global Franchise Portfolio -- Class II Shares (5/03)......  2004        1.000           1.079                   2,333

   Global Value Equity Portfolio, Class I (6/98)............   2004        1.000           1.094                   1,153

   Mid Cap Growth Portfolio, Class I (5/00).................   2004        1.000           1.141                      --

   Mid Cap Value Portfolio, Class I (6/98)..................   2004        1.000           1.127                   1,129

   Small Company Growth Portfolio -- Class II (5/03).........  2004        1.000           1.134                   2,885

   U.S. Real Estate Portfolio, Class I (10/98)..............   2004        1.000           1.311                      --

   Value Portfolio, Class I (7/98)..........................   2004        1.000           1.138                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (9/00)................   2004        1.000           1.055                      --

   MFS Total Return Portfolio (5/97)........................   2004        1.000           1.096                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00).............  2004        1.000           1.132                   9,110

   Emerging Growth Portfolio -- Class II Shares (12/00)......  2004        1.000           1.058                      --

   Enterprise Portfolio -- Class II Shares (12/00)...........  2004        1.000           1.038                      --

   Government Portfolio -- Class II Shares (12/00)...........  2004        1.000           1.037                      --

   Growth and Income Portfolio -- Class II Shares (12/00)....  2004        1.000           1.113                      --

   Money Market Portfolio -- Class II Shares (12/00).........  2004        1.000           0.992                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00).........  2004        1.000           1.108                   2,276



                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (12/00)..............  2004        1.000           1.228                   2,722


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


                   APPENDIX B--CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.60%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (7/02)....................................   2004        1.043           1.120                  26,812
                                                               2003        0.757           1.043                      --

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio -- Class Y (9/03)..........   2004        1.095           1.166                 268,500
                                                               2003        1.000           1.095                  19,386

   The Equity Portfolio -- Class Y (10/03)...................  2004        1.080           1.179                  23,165
                                                               2003        1.000           1.080                      --

   The S&P 500 Index Portfolio -- Class Y (9/03).............  2004        1.094           1.187               2,019,066
                                                               2003        1.000           1.094               1,474,371

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)............................  2004        1.541           1.642               1,977,712
                                                               2003        1.126           1.541               1,992,931

   High Yield Bond Fund -- Class I (5/98)....................  2004        1.359           1.486                 685,909
                                                               2003        1.112           1.359                 682,405

   Investors Fund -- Class I (4/98)..........................  2004        1.198           1.301               1,246,041
                                                               2003        0.920           1.198               1,357,363

   Large Cap Growth Fund -- Class I (7/02)...................  2004        1.137           1.124                 152,928
                                                               2003        0.799           1.137                  29,944

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Small Cap Growth Fund -- Class I (5/00)...................  2004        0.849           0.962               1,656,152
                                                               2003        0.579           0.849               1,407,085

   Strategic Bond Fund -- Class I (5/98).....................  2004        1.365           1.432               1,787,651
                                                               2003        1.225           1.365               2,044,701

Scudder Variable Series I
   Growth and Income Portfolio -- Class B (8/03).............  2004        1.130           1.221                  42,895
                                                               2003        1.000           1.130                  20,975

Scudder Variable Series II
   Scudder International Select Equity Portfolio --
   Class B (8/03)...........................................   2004        1.212           1.406                 189,607
                                                               2003        1.000           1.212                  18,945

The Travelers Series Trust
   Equity Income Portfolio (12/96)..........................   2004        1.661           1.796               2,862,543
                                                               2003        1.287           1.661               2,428,341

   Large Cap Portfolio (12/96)..............................   2004        1.358           1.424               2,272,925
                                                               2003        1.107           1.358               2,003,732

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -- Class II (5/03).......  2004        1.011           1.035                 166,027
                                                               2003        1.000           1.011                  71,751

   Emerging Markets Equity Portfolio, Class I (5/98)........   2004        1.081           1.310                 535,835
                                                               2003        0.734           1.081                 357,094

   Equity and Income Portfolio -- Class II (5/03)............  2004        1.160           1.273                 382,339
                                                               2003        1.000           1.160                 126,584

   Equity Growth Portfolio, Class I (5/00)..................   2004        0.600           0.636               1,920,269
                                                               2003        0.488           0.600               1,958,864

   Global Franchise Portfolio -- Class II Shares (5/03)......  2004        1.223           1.357                 240,003
                                                               2003        1.000           1.223                  14,282

   Global Value Equity Portfolio, Class I (5/98)............   2004        1.062           1.187               1,394,304
                                                               2003        0.837           1.062               1,309,084


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Mid Cap Growth Portfolio, Class I (5/00).................   2004        0.566           0.678               1,508,009
                                                               2003        0.406           0.566               1,581,703

   Mid Cap Value Portfolio, Class I (5/98)..................   2004        1.268           1.430               2,158,061
                                                               2003        0.911           1.268               2,146,023

   Small Company Growth Portfolio -- Class II (5/03).........  2004        1.359           1.591                  17,454
                                                               2003        1.000           1.359                   8,563

   U.S. Real Estate Portfolio, Class I (5/98)...............   2004        1.562           2.097               1,026,878
                                                               2003        1.154           1.562                 950,009

   Value Portfolio, Class I (5/98)..........................   2004        1.069           1.239               1,967,470
                                                               2003        0.810           1.069               1,993,563

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (10/00)...............   2004        0.560           0.587                 110,868
                                                               2003        0.440           0.560                  90,841

   MFS Total Return Portfolio (1/97)........................   2004        1.597           1.752                 977,824
                                                               2003        1.392           1.597               1,004,603

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00).............  2004        1.043           1.206               7,975,332
                                                               2003        0.811           1.043               7,388,884

   Emerging Growth Portfolio -- Class II Shares (12/00)......  2004        0.550           0.578               3,291,086
                                                               2003        0.440           0.550               3,887,086

   Enterprise Portfolio -- Class II Shares (12/00)...........  2004        0.668           0.682               1,379,986
                                                               2003        0.540           0.668               1,356,878

   Government Portfolio -- Class II Shares (1/01)............  2004        1.132           1.158               3,070,247
                                                               2003        1.134           1.132               3,821,441

   Growth and Income Portfolio -- Class II Shares (12/00)....  2004        1.010           1.135               6,093,809
                                                               2003        0.804           1.010               5,580,363

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Money Market Portfolio -- Class II Shares (1/01)..........  2004        1.001           0.990               3,273,695
                                                               2003        1.014           1.001               3,295,551

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)...........2004        0.892           1.011               3,647,076
                                                               2003        0.707           0.892               2,833,494

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (1/01)...............  2004        1.202           1.475               1,257,903
                                                               2003        0.883           1.202               1,033,765




                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.25%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (7/02)....................................   2004        1.000           1.055                      --

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio -- Class Y (9/03)...........  2004        1.000           1.060                      --

   The Equity Portfolio -- Class Y (10/03)...................  2004        1.000           1.084                      --

   The S&P 500 Index Portfolio -- Class Y (9/03).............  2004        1.000           1.071                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)............................  2004        1.000           1.058                      --

   High Yield Bond Fund -- Class I (5/98)....................  2004        1.000           1.104                  91,961

   Investors Fund -- Class I (4/98)..........................  2004        1.000           1.080                      --

   Large Cap Growth Fund -- Class I (7/02)...................  2004        1.000           0.991                      --

   Small Cap Growth Fund -- Class I (5/00)...................  2004        1.000           1.167                      --

   Strategic Bond Fund --Class I (5/98)......................  2004        1.000           1.070                   1,876

Scudder Variable Series I
   Growth and Income Portfolio -- Class B (8/03).............  2004        1.000           1.066                      --

Scudder Variable Series II
   Scudder International Select Equity Portfolio --
   Class B (8/03)...........................................   2004        1.000           1.167                 146,030

The Travelers Series Trust
   Equity Income Portfolio (12/96)..........................   2004        1.000           1.103                      --

   Large Cap Portfolio (12/96)..............................   2004        1.000           1.049                      --

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -- Class II (5/03).......  2004        1.000           1.033                      --

   Emerging Markets Equity Portfolio, Class I (5/98)........   2004        1.000           1.320                 133,365


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Equity and Income Portfolio -- Class II (5/03)............  2004        1.000           1.092                   1,884

   Equity Growth Portfolio, Class I (5/00)..................   2004        1.000           1.050                      --

   Global Franchise Portfolio -- Class II Shares (5/03)......  2004        1.000           1.079                 158,294

   Global Value Equity Portfolio, Class I (5/98)............   2004        1.000           1.094                      --

   Mid Cap Growth Portfolio, Class I (5/00).................   2004        1.000           1.141                      --

   Mid Cap Value Portfolio, Class I (5/98)..................   2004        1.000           1.127                      --

   Small Company Growth Portfolio -- Class II (5/03).........  2004        1.000           1.134                      --

   U.S. Real Estate Portfolio, Class I (5/98)...............   2004        1.000           1.311                      --

   Value Portfolio, Class I (5/98)..........................   2004        1.000           1.138                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (10/00)...............   2004        1.000           1.055                      --

   MFS Total Return Portfolio (1/97)........................   2004        1.000           1.096                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00).............  2004        1.000           1.132                 149,754

   Emerging Growth Portfolio -- Class II Shares (12/00)......  2004        1.000           1.058                   1,936

   Enterprise Portfolio -- Class II Shares (12/00)...........  2004        1.000           1.038                      --

   Government Portfolio -- Class II Shares (1/01)............  2004        1.000           1.037                  96,609

   Growth and Income Portfolio -- Class II Shares (12/00)....  2004        1.000           1.113                 150,600

   Money Market Portfolio Class II Shares (1/01).............  2004        1.000           0.992                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00).........  2004        1.000           1.108                      --



                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (1/01)...............  2004        1.000           1.228                      --


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX C

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

 (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS
                                    ISSUE.)

If after the first Contract Year and before the Maturity Date, you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

    (a) is Medicare approved as a provider of skilled nursing care services; and

    (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

    (a) is licensed as a nursing care facility by the state in which it is licensed;

    (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

    (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

    (d) provides, as a primary function, nursing care and room and board; and charges for these services;

    (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

    (f) may provide care by a licenses physical, respiratory, occupational or speech therapist; and

    (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

    (a) mental, nervous, emotional or personality, disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

    (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

    (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

    (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

    (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licenses physician, or the involuntary taking of drugs.

FILING A CLAIM. You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                               The Insurance Company
                               Principal Underwriter
                               Distribution and Principal Underwriting Agreement Valuation of Assets
                               Federal Tax Considerations
                               Independent Accountants
                               Condensed Financial Information
                               Financial Statements


--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21249BS, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21250S.

Name:
             -------------------------------------------------------------------
Address:
             -------------------------------------------------------------------

             -------------------------------------------------------------------

L-19953                                                              May 2, 2005

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                               PREMIER ADVISERS II
                              PREMIER ADVISERS III


                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                   MAY 2, 2005


                                       FOR


                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES


                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY................................................          2
PRINCIPAL UNDERWRITER................................................          2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT....................          2
VALUATION OF ASSETS..................................................          3
FEDERAL TAX CONSIDERATIONS...........................................          4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........................          7
CONDENSED FINANCIAL INFORMATION......................................          8
FINANCIAL STATEMENTS.................................................        F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

     o   The Travelers Insurance Company ("TIC")
     o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Fund ABD for Variable Annuities ("Fund ABD") meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund ABD are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of Fund ABD, and the Commissioner has adopted no regulations under the Section that affect Fund ABD.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for Fund ABD and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and Fund ABD.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS


------------------------------------------- ---------------------------------------- ----------------------------------------
                                            UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                    BY THE COMPANY                          RETAINED BY TDLLC
------------------------------------------- ---------------------------------------- ----------------------------------------
2004                                                       $132,410                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------
2003                                                        $73,223                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------
2002                                                        $88,393                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------



                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

             (a) = investment income plus capital gains and losses (whether realized or unrealized);

             (b) = any deduction for applicable taxes (presently zero); and

             (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                  (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Fund ABD for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                               PREMIER ADVISORS II
                         SEPARATE ACCOUNT CHARGES 1.70%


                       PORTFOLIO NAME                          YEAR    UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                                                                           YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        1.096           1.167                 153,741
                                                               2003        0.980           1.096                 243,644
                                                               2002        1.068           0.980                 157,439
                                                               2001        1.000           1.068                   5,862

   Capital Appreciation Portfolio - Service Shares (5/01)      2004        1.110           1.287                  80,404
                                                               2003        0.939           1.110                  73,872
                                                               2002        1.136           0.939                  62,917
                                                               2001        1.000           1.136                     305

   Mid Cap Value Portfolio - Service Shares (4/03)             2004        1.341           1.553                  70,051
                                                               2003        1.000           1.341                  67,110

   Worldwide Growth Portfolio - Service Shares (5/01)          2004        1.037           1.066                  33,129
                                                               2003        0.853           1.037                  26,078
                                                               2002        1.168           0.853                  43,816
                                                               2001        1.000           1.168                     241

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2004        1.136           1.210                 144,916
                                                               2003        0.831           1.136                 143,580
                                                               2002        1.128           0.831                  90,365
                                                               2001        1.000           1.128                     100

   High Yield Bond Fund - Class I (8/98)                       2004        1.337           1.460                 154,594
                                                               2003        1.095           1.337                 150,551
                                                               2002        1.038           1.095                  79,940
                                                               2001        1.000           1.038                     502

   Investors Fund - Class I (6/98)                             2004        1.116           1.211                 143,499
                                                               2003        0.858           1.116                 140,059
                                                               2002        1.134           0.858                 151,884
                                                               2001        1.000           1.134                     263



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Small Cap Growth Fund - Class I (5/01)                      2004        1.180           1.336                 162,443
                                                               2003        0.806           1.180                 166,466
                                                               2002        1.256           0.806                 141,157
                                                               2001        1.000           1.256                     276

   Strategic Bond Fund - Class I (8/98)                        2004        1.208           1.267                 211,156
                                                               2003        1.085           1.208                 216,904
                                                               2002        1.014           1.085                 131,088
                                                               2001        1.000           1.014                       -

The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2004        1.233           1.333                 281,624
                                                               2003        0.956           1.233                 283,223
                                                               2002        1.130           0.956                 148,363
                                                               2001        1.000           1.130                       -

   Large Cap Portfolio (12/96)                                 2004        1.059           1.109                  85,901
                                                               2003        0.864           1.059                  79,311
                                                               2002        1.138           0.864                  61,527
                                                               2001        1.000           1.138                       -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2004        1.010           1.033                       -
                                                               2003        1.000           1.010                       -

   Emerging Markets Equity Portfolio, Class I (11/98)          2004        1.676           2.029                  11,798
                                                               2003        1.139           1.676                  11,799
                                                               2002        1.272           1.139                  11,800
                                                               2001        1.000           1.272                       -

   Equity and Income Portfolio - Class II (5/03)               2004        1.159           1.271                   5,884
                                                               2003        1.000           1.159                       -

   Equity Growth Portfolio, Class I (5/01)                     2004        1.017           1.077                  82,205
                                                               2003        0.828           1.017                  85,904
                                                               2002        1.167           0.828                  45,544
                                                               2001        1.000           1.167                       -

   Global Franchise Portfolio - Class II Shares (5/03)         2004        1.222           1.355                  18,277
                                                               2003        1.000           1.222                  16,248



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Global Value Equity Portfolio, Class I (6/98)               2004        1.141           1.273                 131,878
                                                               2003        0.900           1.141                  81,138
                                                               2002        1.101           0.900                  54,169
                                                               2001        1.000           1.101                       -

   Mid Cap Growth Portfolio, Class I (5/01)                    2004        1.114           1.332                  91,838
                                                               2003        0.799           1.114                 100,503
                                                               2002        1.181           0.799                  84,342
                                                               2001        1.000           1.181                       -

   Mid Cap Value Portfolio, Class I (6/98)                     2004        1.195           1.346                 161,387
                                                               2003        0.859           1.195                 168,746
                                                               2002        1.214           0.859                 176,008
                                                               2001        1.000           1.214                     248

   Small Company Growth Portfolio - Class II (5/03)            2004        1.358           1.589                       -
                                                               2003        1.000           1.358                       -

   Technology Portfolio, Class I (5/01)                        2004        0.984           0.951                       -
                                                               2003        0.677           0.984                       -
                                                               2002        1.350           0.677                       -
                                                               2001        1.000           1.350                       -

   U.S. Real Estate Portfolio, Class I (10/98)                 2004        1.454           1.950                 128,744
                                                               2003        1.076           1.454                 245,079
                                                               2002        1.103           1.076                 231,447
                                                               2001        1.000           1.103                   9,427

   Value Portfolio, Class I (7/98)                             2004        1.165           1.350                  64,897
                                                               2003        0.884           1.165                  82,225
                                                               2002        1.155           0.884                  72,166
                                                               2001        1.000           1.155                     260

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2004        1.115           1.287                 862,820
                                                               2003        0.867           1.115                 780,456
                                                               2002        1.094           0.867                 489,250
                                                               2001        1.000           1.094                  10,721



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Emerging Growth Portfolio - Class II Shares (12/00)         2004        0.938           0.984                 138,648
                                                               2003        0.751           0.938                 137,609
                                                               2002        1.134           0.751                 134,335
                                                               2001        1.000           1.134                     304

   Enterprise Portfolio - Class II Shares (12/00)              2004        1.017           1.038                  60,571
                                                               2003        0.823           1.017                  63,711
                                                               2002        1.189           0.823                  78,757
                                                               2001        1.000           1.189                       -

   Government Portfolio - Class II Shares (12/00)              2004        1.070           1.093                 287,390
                                                               2003        1.072           1.070                 288,318
                                                               2002        0.998           1.072                 207,864
                                                               2001        1.000           0.998                       -

   Growth and Income Portfolio - Class II Shares (12/00)       2004        1.174           1.317                 382,360
                                                               2003        0.935           1.174                 432,167
                                                               2002        1.116           0.935                 277,946
                                                               2001        1.000           1.116                   4,777

   Money Market Portfolio - Class II Shares (12/00)            2004        0.979           0.968                 170,867
                                                               2003        0.993           0.979                 183,563
                                                               2002        1.000           0.993                 100,510
                                                               2001        1.000           1.000                       -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        1.254           1.419                 242,276
                                                               2003        0.995           1.254                  17,354
                                                               2002        1.119           0.995                   1,725
                                                               2001        1.000           1.119                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.352           1.657                  39,863
                                                               2003        0.994           1.352                 150,032
                                                               2002        1.124           0.994                 141,211
                                                               2001        1.000           1.124                   9,695


                               PREMIER ADVISORS II
                         SEPARATE ACCOUNT CHARGES 1.90%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        1.139           1.210                 245,862
                                                               2003        1.000           1.139                 120,084

   Capital Appreciation Portfolio - Service Shares (5/01)      2004        1.220           1.412                 110,539
                                                               2003        1.000           1.220                 111,402

   Mid Cap Value Portfolio - Service Shares (4/03)             2004        1.339           1.547                 128,184
                                                               2003        1.000           1.339                  83,593

   Worldwide Growth Portfolio - Service Shares (5/01)          2004        1.287           1.320                 296,755
                                                               2003        1.000           1.287                 214,936

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2004        1.405           1.493                 227,187
                                                               2003        1.000           1.405                 111,861

   High Yield Bond Fund - Class I (8/98)                       2004        1.201           1.309                 439,069
                                                               2003        1.000           1.201                 218,678

   Investors Fund - Class I (6/98)                             2004        1.345           1.456                 148,156
                                                               2003        1.000           1.345                 106,053

   Small Cap Growth Fund - Class I (5/01)                      2004        1.554           1.755                 378,269
                                                               2003        1.000           1.554                 245,224

   Strategic Bond Fund - Class I (8/98)                        2004        1.100           1.151               1,774,047
                                                               2003        1.000           1.100                 679,593

The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2004        1.354           1.460                 335,457
                                                               2003        1.000           1.354                 209,770

   Large Cap Portfolio (12/96)                                 2004        1.260           1.316                 181,441
                                                               2003        1.000           1.260                 132,568

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2004        1.009           1.030                 921,339
                                                               2003        1.000           1.009                 240,249



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Emerging Markets Equity Portfolio, Class I (11/98)          2004        1.497           1.809                 198,566
                                                               2003        1.000           1.497                 116,430

   Equity and Income Portfolio - Class II (5/03)               2004        1.158           1.267                 447,298
                                                               2003        1.000           1.158                 239,640

   Equity Growth Portfolio, Class I (5/01)                     2004        1.261           1.333                 253,519
                                                               2003        1.000           1.261                  60,261

   Global Franchise Portfolio - Class II Shares (5/03)         2004        1.220           1.350                 643,283
                                                               2003        1.000           1.220                  53,894

   Global Value Equity Portfolio, Class I (6/98)               2004        1.357           1.512                 469,863
                                                               2003        1.000           1.357                 204,488

   Mid Cap Growth Portfolio, Class I (5/01)                    2004        1.418           1.692                 148,595
                                                               2003        1.000           1.418                 112,178

   Mid Cap Value Portfolio, Class I (6/98)                     2004        1.456           1.637                 262,352
                                                               2003        1.000           1.456                 118,660

   Small Company Growth Portfolio - Class II (5/03)            2004        1.357           1.583                  56,037
                                                               2003        1.000           1.357                  49,978

   Technology Portfolio, Class I (5/01)                        2004        1.414           1.364                  40,287
                                                               2003        1.000           1.414                  40,378

   U.S. Real Estate Portfolio, Class I (10/98)                 2004        1.398           1.872                 281,393
                                                               2003        1.000           1.398                 125,492

   Value Portfolio, Class I (7/98)                             2004        1.378           1.593                  76,582
                                                               2003        1.000           1.378                  35,852

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2004        1.332           1.535               1,285,562
                                                               2003        1.000           1.332                 734,820

   Emerging Growth Portfolio - Class II Shares (12/00)         2004        1.255           1.315                 477,700
                                                               2003        1.000           1.255                 138,959



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Enterprise Portfolio - Class II Shares (12/00)              2004        1.269           1.293                 116,927
                                                               2003        1.000           1.269                  58,967

   Government Portfolio - Class II Shares (12/00)              2004        0.995           1.015                 430,453
                                                               2003        1.000           0.995                 388,851

   Growth and Income Portfolio - Class II Shares (12/00)       2004        1.312           1.469               1,089,998
                                                               2003        1.000           1.312                 461,281

   Money Market Portfolio - Class II Shares (12/00)            2004        0.986           0.973                 330,609
                                                               2003        1.000           0.986                 449,146

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        1.315           1.485                 771,810
                                                               2003        1.000           1.315                 578,163

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.414           1.729                 458,247
                                                               2003        1.000           1.414                 289,117




                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                              PREMIER ADVISORS III
                         SEPARATE ACCOUNT CHARGES 1.75%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.141           1.223                  31,544
                                                               2003        1.000           1.141                       -

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio - Class Y (9/03)              2004        1.095           1.164                       -
                                                               2003        1.000           1.095                       -

   The Equity Portfolio - Class Y (9/03)                       2004        1.080           1.176                       -
                                                               2003        1.000           1.080                       -

   The S&P 500 Index Portfolio - Class Y (9/03)                2004        1.093           1.185                       -
                                                               2003        1.000           1.093                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2004        1.174           1.250                       -
                                                               2003        1.000           1.174                       -

   High Yield Bond Fund - Class I (8/98)                       2004        1.070           1.168                   4,144
                                                               2003        1.000           1.070                       -

   Investors Fund - Class I (6/98)                             2004        1.140           1.237                       -
                                                               2003        1.000           1.140                       -

   Large Cap Growth Fund - Class I (5/02)                      2004        1.181           1.166                  55,169
                                                               2003        1.000           1.181                       -

   Small Cap Growth Fund - Class I (5/00)                      2004        1.268           1.434                  11,825
                                                               2003        1.000           1.268                       -

   Strategic Bond Fund - Class I (8/98)                        2004        1.017           1.065                  12,685
                                                               2003        1.000           1.017                       -



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2004        1.129           1.218                       -
                                                               2003        1.000           1.129                       -

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.211           1.402                  12,320
                                                               2003        1.000           1.211                       -

The Travelers Series Trust
   Equity Income Portfolio (5/97)                              2004        1.140           1.231                  34,600
                                                               2003        1.000           1.140                       -

   Large Cap Portfolio (6/97)                                  2004        1.129           1.182                       -
                                                               2003        1.000           1.129                       -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2004        1.002           1.025                       -
                                                               2003        1.000           1.002                       -

   Emerging Markets Equity Portfolio, Class I (11/98)          2004        1.358           1.644                       -
                                                               2003        1.000           1.358                       -

   Equity and Income Portfolio - Class II (5/03)               2004        1.098           1.204                   3,980
                                                               2003        1.000           1.098                       -

   Equity Growth Portfolio, Class I (5/00)                     2004        1.117           1.183                       -
                                                               2003        1.000           1.117                       -

   Global Franchise Portfolio - Class II Shares (5/03)         2004        1.163           1.289                  35,179
                                                               2003        1.000           1.163                       -

   Global Value Equity Portfolio, Class I (6/98)               2004        1.198           1.337                   2,287
                                                               2003        1.000           1.198                       -

   Mid Cap Growth Portfolio, Class I (5/00)                    2004        1.200           1.434                   5,658
                                                               2003        1.000           1.200                       -

   Mid Cap Value Portfolio, Class I (6/98)                     2004        1.211           1.363                       -
                                                               2003        1.000           1.211                       -




                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Small Company Growth Portfolio - Class II (5/03)            2004        1.230           1.438                   4,243
                                                               2003        1.000           1.230                       -

   U.S. Real Estate Portfolio, Class I (10/98)                 2004        1.185           1.588                   8,626
                                                               2003        1.000           1.185                       -

   Value Portfolio, Class I (7/98)                             2004        1.175           1.360                       -
                                                               2003        1.000           1.175                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (9/00)                   2004        1.157           1.211                  94,463
                                                               2003        1.000           1.157                       -

   MFS Total Return Portfolio (5/97)                           2004        1.070           1.172                  14,950
                                                               2003        1.000           1.070                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2004        1.153           1.331                 119,331
                                                               2003        1.000           1.153                       -

   Emerging Growth Portfolio - Class II Shares (12/00)         2004        1.112           1.167                  35,216
                                                               2003        1.000           1.112                       -

   Enterprise Portfolio - Class II Shares (12/00)              2004        1.127           1.149                       -
                                                               2003        1.000           1.127                       -

   Government Portfolio - Class II Shares (12/00)              2004        0.981           1.002                       -
                                                               2003        1.000           0.981                       -

   Growth and Income Portfolio - Class II Shares (12/00)       2004        1.148           1.287                  12,412
                                                               2003        1.000           1.148                       -

   Money Market Portfolio - Class II Shares (12/00)            2004        0.991           0.980                       -
                                                               2003        1.000           0.991                       -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        1.173           1.328                  88,837
                                                               2003        1.000           1.173                       -




                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (12/00)                 2004        1.260           1.543                       -
                                                               2003        1.000           1.260                       -




                              PREMIER ADVISERS III
                         SEPARATE ACCOUNT CHARGES 2.00%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.395           1.492                 790,765
                                                               2003        1.000           1.395                 300,518

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio - Class Y (9/03)              2004        1.094           1.160                 220,966
                                                               2003        1.000           1.094                       -

   The Equity Portfolio - Class Y (9/03)                       2004        1.079           1.173                  87,686
                                                               2003        1.000           1.079                       -

   The S&P 500 Index Portfolio - Class Y (9/03)                2004        1.093           1.181                 870,690
                                                               2003        1.000           1.093                 160,228

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2004        1.404           1.491                 335,551
                                                               2003        1.000           1.404                  24,374

   High Yield Bond Fund - Class I (8/98)                       2004        1.200           1.307                 336,303
                                                               2003        1.000           1.200                  50,098

   Investors Fund - Class I (6/98)                             2004        1.344           1.454                  44,793
                                                               2003        1.000           1.344                   3,605

   Large Cap Growth Fund - Class I (5/02)                      2004        1.436           1.415                 373,758
                                                               2003        1.000           1.436                  92,228

   Small Cap Growth Fund - Class I (5/00)                      2004        1.552           1.752                 824,424
                                                               2003        1.000           1.552                 110,336

   Strategic Bond Fund - Class I (8/98)                        2004        1.099           1.149                 677,711
                                                               2003        1.000           1.099                  65,049

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2004        1.127           1.213                 229,094
                                                               2003        1.000           1.127                  12,762



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.209           1.397                 818,012
                                                               2003        1.000           1.209                 171,354

The Travelers Series Trust
   Equity Income Portfolio (5/97)                              2004        1.353           1.457                 362,896
                                                               2003        1.000           1.353                  54,268

   Large Cap Portfolio (6/97)                                  2004        1.259           1.314                 698,341
                                                               2003        1.000           1.259                  34,870

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2004        1.008           1.028               1,059,856
                                                               2003        1.000           1.008                  39,089

   Emerging Markets Equity Portfolio, Class I (11/98)          2004        1.496           1.805                 323,749
                                                               2003        1.000           1.496                  11,603

   Equity and Income Portfolio - Class II (5/03)               2004        1.157           1.264               1,489,235
                                                               2003        1.000           1.157                 135,648

   Equity Growth Portfolio, Class I (5/00)                     2004        1.260           1.331                 149,803
                                                               2003        1.000           1.260                   4,543

   Global Franchise Portfolio - Class II Shares (5/03)         2004        1.219           1.348               1,638,153
                                                               2003        1.000           1.219                 164,072

   Global Value Equity Portfolio, Class I (6/98)               2004        1.356           1.509                 446,549
                                                               2003        1.000           1.356                  25,825

   Mid Cap Growth Portfolio, Class I (5/00)                    2004        1.417           1.689                 226,524
                                                               2003        1.000           1.417                  38,287

   Mid Cap Value Portfolio, Class I (6/98)                     2004        1.455           1.634                 179,743
                                                               2003        1.000           1.455                  24,579

   Small Company Growth Portfolio - Class II (5/03)            2004        1.356           1.581                 326,097
                                                               2003        1.000           1.356                   6,305



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   U.S. Real Estate Portfolio, Class I (10/98)                 2004        1.397           1.868                 491,612
                                                               2003        1.000           1.397                  16,435

   Value Portfolio, Class I (7/98)                             2004        1.377           1.590                 287,937
                                                               2003        1.000           1.377                   8,045

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (9/00)                   2004        1.301           1.358                 357,130
                                                               2003        1.000           1.301                  29,659

   MFS Total Return Portfolio (5/97)                           2004        1.173           1.282                 842,454
                                                               2003        1.000           1.173                  19,557

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2004        1.331           1.532               3,065,968
                                                               2003        1.000           1.331                 309,664

   Emerging Growth Portfolio - Class II Shares (12/00)         2004        1.254           1.312                 959,124
                                                               2003        1.000           1.254                 144,712

   Enterprise Portfolio - Class II Shares (12/00)              2004        1.268           1.290                 173,995
                                                               2003        1.000           1.268                       -

   Government Portfolio - Class II Shares (12/00)              2004        0.994           1.013                 311,005
                                                               2003        1.000           0.994                  36,716

   Growth and Income Portfolio - Class II Shares (12/00)       2004        1.310           1.466                 936,854
                                                               2003        1.000           1.310                  96,491

   Money Market Portfolio - Class II Shares (12/00)            2004        0.985           0.971               2,187,578
                                                               2003        1.000           0.985                  87,874

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        1.313           1.483               1,568,218
                                                               2003        1.000           1.313                 395,211

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (12/00)                 2004        1.412           1.726               1,095,825
                                                               2003        1.000           1.412                  97,113


                              PREMIER ADVISERS III
                         SEPARATE ACCOUNT CHARGES 2.10%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.394           1.489                   5,855
                                                               2003        1.000           1.394                       -

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio - Class Y (9/03)              2004        1.094           1.159                   9,091
                                                               2003        1.000           1.094                       -

   The Equity Portfolio - Class Y (9/03)                       2004        1.079           1.171                  11,859
                                                               2003        1.000           1.079                       -

   The S&P 500 Index Portfolio - Class Y (9/03)                2004        1.092           1.180                       -
                                                               2003        1.000           1.092                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2004        1.403           1.488                  14,234
                                                               2003        1.000           1.403                   8,114

   High Yield Bond Fund - Class I (8/98)                       2004        1.199           1.304                  92,834
                                                               2003        1.000           1.199                  22,248

   Investors Fund - Class I (6/98)                             2004        1.342           1.451                   1,784
                                                               2003        1.000           1.342                   1,784

   Large Cap Growth Fund - Class I (5/02)                      2004        1.435           1.412                       -
                                                               2003        1.000           1.435                       -

   Small Cap Growth Fund - Class I (5/00)                      2004        1.551           1.748                  90,167
                                                               2003        1.000           1.551                   1,475

   Strategic Bond Fund - Class I (8/98)                        2004        1.098           1.147                  97,623
                                                               2003        1.000           1.098                  59,183

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2004        1.127           1.211                       -
                                                               2003        1.000           1.127                       -



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.209           1.395                  65,430
                                                               2003        1.000           1.209                       -

The Travelers Series Trust
   Equity Income Portfolio (5/97)                              2004        1.352           1.454                  63,963
                                                               2003        1.000           1.352                  43,144

   Large Cap Portfolio (6/97)                                  2004        1.257           1.312                  13,288
                                                               2003        1.000           1.257                   3,817

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2004        1.007           1.027                  60,591
                                                               2003        1.000           1.007                  23,100

   Emerging Markets Equity Portfolio, Class I (11/98)          2004        1.495           1.802                  13,338
                                                               2003        1.000           1.495                   4,316

   Equity and Income Portfolio - Class II (5/03)               2004        1.156           1.262                  16,761
                                                               2003        1.000           1.156                       -

   Equity Growth Portfolio, Class I (5/00)                     2004        1.259           1.328                  35,220
                                                               2003        1.000           1.259                  20,016

   Global Franchise Portfolio - Class II Shares (5/03)         2004        1.219           1.346                  56,349
                                                               2003        1.000           1.219                  17,053

   Global Value Equity Portfolio, Class I (6/98)               2004        1.355           1.506                  55,544
                                                               2003        1.000           1.355                   4,874

   Mid Cap Growth Portfolio, Class I (5/00)                    2004        1.416           1.686                       -
                                                               2003        1.000           1.416                       -

   Mid Cap Value Portfolio, Class I (6/98)                     2004        1.453           1.631                   5,864
                                                               2003        1.000           1.453                       -

   Small Company Growth Portfolio - Class II (5/03)            2004        1.355           1.578                  13,220
                                                               2003        1.000           1.355                   7,765



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   U.S. Real Estate Portfolio, Class I (10/98)                 2004        1.396           1.865                  23,916
                                                               2003        1.000           1.396                  16,277

   Value Portfolio, Class I (7/98)                             2004        1.376           1.587                  55,967
                                                               2003        1.000           1.376                  43,875

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (9/00)                   2004        1.300           1.356                   7,698
                                                               2003        1.000           1.300                       -

   MFS Total Return Portfolio (5/97)                           2004        1.172           1.280                  12,487
                                                               2003        1.000           1.172                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2004        1.330           1.529                 209,044
                                                               2003        1.000           1.330                  98,912

   Emerging Growth Portfolio - Class II Shares (12/00)         2004        1.253           1.310                  20,583
                                                               2003        1.000           1.253                   9,345

   Enterprise Portfolio - Class II Shares (12/00)              2004        1.267           1.288                  10,858
                                                               2003        1.000           1.267                  10,859

   Government Portfolio - Class II Shares (12/00)              2004        0.994           1.011                  44,760
                                                               2003        1.000           0.994                  27,632

   Growth and Income Portfolio - Class II Shares (12/00)       2004        1.309           1.463                 113,211
                                                               2003        1.000           1.309                  54,526

   Money Market Portfolio - Class II Shares (12/00)            2004        0.984           0.969                  16,366
                                                               2003        1.000           0.984                  10,312

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        1.312           1.480                  74,496
                                                               2003        1.000           1.312                  36,921

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (12/00)                 2004        1.411           1.723                  89,382
                                                               2003        1.000           1.411                   6,462


                              PREMIER ADVISERS III
                         SEPARATE ACCOUNT CHARGES 2.15%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.138           1.215                 205,836
                                                               2003        1.000           1.138                  16,894

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio - Class Y (9/03)              2004        1.093           1.158                  43,601
                                                               2003        1.000           1.093                       -

   The Equity Portfolio - Class Y (9/03)                       2004        1.079           1.170                  41,519
                                                               2003        1.000           1.079                       -

   The S&P 500 Index Portfolio - Class Y (9/03)                2004        1.092           1.179                 126,227
                                                               2003        1.000           1.092                  13,592

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2004        1.172           1.242                  88,670
                                                               2003        1.000           1.172                   3,853

   High Yield Bond Fund - Class I (8/98)                       2004        1.068           1.161                  61,229
                                                               2003        1.000           1.068                   4,588

   Investors Fund - Class I (6/98)                             2004        1.138           1.229                  30,684
                                                               2003        1.000           1.138                       -

   Large Cap Growth Fund - Class I (5/02)                      2004        1.178           1.159                 214,249
                                                               2003        1.000           1.178                       -

   Small Cap Growth Fund - Class I (5/00)                      2004        1.265           1.425                 175,039
                                                               2003        1.000           1.265                   1,384

   Strategic Bond Fund - Class I (8/98)                        2004        1.014           1.059                 171,153
                                                               2003        1.000           1.014                  16,470

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2004        1.126           1.210                  94,645
                                                               2003        1.000           1.126                   5,217



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.208           1.394                 266,184
                                                               2003        1.000           1.208                  14,996

The Travelers Series Trust
   Equity Income Portfolio (5/97)                              2004        1.137           1.223                  90,109
                                                               2003        1.000           1.137                  13,129

   Large Cap Portfolio (6/97)                                  2004        1.127           1.175                  73,089
                                                               2003        1.000           1.127                   3,650

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2004        1.000           1.018                  61,887
                                                               2003        1.000           1.000                   5,022

   Emerging Markets Equity Portfolio, Class I (11/98)          2004        1.355           1.633                  87,104
                                                               2003        1.000           1.355                     964

   Equity and Income Portfolio - Class II (5/03)               2004        1.096           1.196                 160,894
                                                               2003        1.000           1.096                  15,378

   Equity Growth Portfolio, Class I (5/00)                     2004        1.114           1.176                  28,382
                                                               2003        1.000           1.114                       -

   Global Franchise Portfolio - Class II Shares (5/03)         2004        1.161           1.281                 237,755
                                                               2003        1.000           1.161                   7,628

   Global Value Equity Portfolio, Class I (6/98)               2004        1.195           1.328                  25,198
                                                               2003        1.000           1.195                       -

   Mid Cap Growth Portfolio, Class I (5/00)                    2004        1.197           1.425                  25,255
                                                               2003        1.000           1.197                     825

   Mid Cap Value Portfolio, Class I (6/98)                     2004        1.208           1.355                  90,801
                                                               2003        1.000           1.208                   2,065

   Small Company Growth Portfolio - Class II (5/03)            2004        1.228           1.429                  49,821
                                                               2003        1.000           1.228                     629



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   U.S. Real Estate Portfolio, Class I (10/98)                 2004        1.182           1.578                  95,774
                                                               2003        1.000           1.182                   1,092

   Value Portfolio, Class I (7/98)                             2004        1.172           1.352                 112,924
                                                               2003        1.000           1.172                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (9/00)                   2004        1.154           1.203                  69,874
                                                               2003        1.000           1.154                   8,101

   MFS Total Return Portfolio (5/97)                           2004        1.067           1.164                 265,954
                                                               2003        1.000           1.067                  12,649

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2004        1.151           1.322                 562,958
                                                               2003        1.000           1.151                   2,990

   Emerging Growth Portfolio - Class II Shares (12/00)         2004        1.110           1.160                 150,481
                                                               2003        1.000           1.110                   8,155

   Enterprise Portfolio - Class II Shares (12/00)              2004        1.124           1.142                       -
                                                               2003        1.000           1.124                       -

   Government Portfolio - Class II Shares (12/00)              2004        0.979           0.995                  33,969
                                                               2003        1.000           0.979                   1,146

   Growth and Income Portfolio - Class II Shares (12/00)       2004        1.145           1.279                 191,234
                                                               2003        1.000           1.145                  16,692

   Money Market Portfolio - Class II Shares (12/00)            2004        0.989           0.974                  37,909
                                                               2003        1.000           0.989                     807

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        1.171           1.320                 118,182
                                                               2003        1.000           1.171                  21,506

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (12/00)                 2004        1.257           1.534                 224,966
                                                               2003        1.000           1.257                   8,490



                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

ANNUAL REPORT
DECEMBER 31, 2004

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                            CAPITAL                                       MANAGED                 MONEY
                                          APPRECIATION            HIGH YIELD              ASSETS                 MARKET
                                              FUND                BOND TRUST               TRUST                PORTFOLIO
                                          -----------            -----------            -----------            -----------
ASSETS:
  Investments at market value:            $43,860,416            $     1,071            $   255,572            $22,873,653

  Receivables:
    Dividends ................                     --                     --                     --                 20,080
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             43,860,416                  1,071                255,572             22,893,733
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $43,860,416            $     1,071            $   255,572            $22,893,733
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                             ALLIANCEBERNSTEIN         GLOBAL
                                            AIM V.I.              PREMIER              GROWTH                 GROWTH
                                            PREMIER               GROWTH               FUND -                 FUND -
                                         EQUITY FUND -          PORTFOLIO -            CLASS 2               CLASS 2
                                            SERIES I              CLASS B              SHARES                 SHARES
                                         -------------       -----------------        ----------            ----------
ASSETS:
  Investments at market value:            $4,152,015            $8,162,768            $   15,201            $   38,542

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             4,152,015             8,162,768                15,201                38,542
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $4,152,015            $8,162,768            $   15,201            $   38,542
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                            CREDIT                                                         DREYFUS VIF             MUTUAL
                            SUISSE              DELAWARE            DREYFUS VIF            DEVELOPING              SHARES
  GROWTH-INCOME              TRUST              VIP REIT            APPRECIATION             LEADERS             SECURITIES
     FUND -                EMERGING             SERIES -            PORTFOLIO -            PORTFOLIO -             FUND -
     CLASS 2                MARKETS             STANDARD              INITIAL                INITIAL               CLASS 2
     SHARES                PORTFOLIO              CLASS                SHARES                SHARES                SHARES
  -------------         ------------          ------------          ------------          ------------          ------------
  $  1,079,828          $  2,332,947          $ 10,456,854          $  9,959,769          $ 15,777,282          $    442,085


            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

     1,079,828             2,332,947            10,456,854             9,959,769            15,777,282               442,085
  ------------          ------------          ------------          ------------          ------------          ------------




            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

  $  1,079,828          $  2,332,947          $ 10,456,854          $  9,959,769          $ 15,777,282          $    442,085
  ============          ============          ============          ============          ============          ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                   TEMPLETON             TEMPLETON
                                                                    FOREIGN               GROWTH
                                           TEMPLETON              SECURITIES            SECURITIES
                                       DEVELOPING MARKETS           FUND -                FUND -
                                       SECURITIES FUND -            CLASS 2               CLASS 2              APPRECIATION
                                         CLASS 2 SHARES             SHARES                SHARES                PORTFOLIO
                                       ------------------        -----------            -----------            ------------
ASSETS:
  Investments at market value:            $    92,767            $    25,506            $   417,121            $22,759,355

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                 92,767                 25,506                417,121             22,759,355
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $    92,767            $    25,506            $   417,121            $22,759,355
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                             SALOMON
                                                                       SALOMON              BROTHERS
                                                                       BROTHERS             VARIABLE
                                                                       VARIABLE             GROWTH &
   DIVERSIFIED          EQUITY INDEX                                  AGGRESSIVE             INCOME              BALANCED
    STRATEGIC            PORTFOLIO -           FUNDAMENTAL          GROWTH FUND -            FUND -             PORTFOLIO -
     INCOME               CLASS II                VALUE                CLASS I               CLASS I              SERVICE
    PORTFOLIO              SHARES               PORTFOLIO               SHARES               SHARES               SHARES
  ------------          ------------          ------------          -------------         ------------          ------------
  $ 11,174,663          $ 14,589,422          $ 37,089,682          $  1,573,287          $     35,313          $ 13,858,768


            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

    11,174,663            14,589,422            37,089,682             1,573,287                35,313            13,858,768
  ------------          ------------          ------------          ------------          ------------          ------------




            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

  $ 11,174,663          $ 14,589,422          $ 37,089,682          $  1,573,287          $     35,313          $ 13,858,768
  ============          ============          ============          ============          ============          ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           CAPITAL              GLOBAL LIFE             GLOBAL                MID CAP
                                         APPRECIATION            SCIENCES             TECHNOLOGY               VALUE
                                         PORTFOLIO -            PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                           SERVICE                SERVICE               SERVICE               SERVICE
                                            SHARES                SHARES                SHARES                 SHARES
                                          -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:            $  894,854            $3,164,952            $3,536,271            $  738,551

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               894,854             3,164,952             3,536,271               738,551
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  894,854            $3,164,952            $3,536,271            $  738,551
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    WORLDWIDE                                                                             MERRILL LYNCH         MERRILL LYNCH
     GROWTH                LAZARD                                                            GLOBAL                 VALUE
   PORTFOLIO -           RETIREMENT            GROWTH AND              MID-CAP             ALLOCATION           OPPORTUNITIES
     SERVICE              SMALL CAP              INCOME                 VALUE              V.I. FUND -           V.I. FUND -
      SHARES              PORTFOLIO             PORTFOLIO             PORTFOLIO             CLASS III             CLASS III
  ------------          ------------          ------------          ------------          -------------         -------------
  $  7,747,234          $     51,960          $    283,242          $    149,848          $      1,211          $      1,209


            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

     7,747,234                51,960               283,242               149,848                 1,211                 1,209
  ------------          ------------          ------------          ------------          ------------          ------------




            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

  $  7,747,234          $     51,960          $    283,242          $    149,848          $      1,211          $      1,209
  ============          ============          ============          ============          ============          ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                           OPPENHEIMER
                                           DIVIDEND                                     S&P 500            MAIN STREET
                                            GROWTH                EQUITY                 INDEX              FUND/VA -
                                          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -            SERVICE
                                           CLASS Y                CLASS Y               CLASS Y               SHARES
                                          -----------           -----------           -----------          -----------
ASSETS:
  Investments at market value:            $  352,784            $  173,477            $1,225,640            $   35,106

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               352,784               173,477             1,225,640                35,106
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  352,784            $  173,477            $1,225,640            $   35,106
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                PUTNAM VT             PUTNAM VT             PUTNAM VT
   REAL RETURN          TOTAL RETURN            DISCOVERY           INTERNATIONAL           SMALL CAP
   PORTFOLIO -           PORTFOLIO -          GROWTH FUND -         EQUITY FUND -         VALUE FUND -             ALL CAP
 ADMINISTRATIVE        ADMINISTRATIVE           CLASS IB               CLASS IB             CLASS IB               FUND -
      CLASS                 CLASS                SHARES                 SHARES               SHARES                CLASS I
 --------------        --------------         -------------         -------------         ------------          ------------
  $    634,849          $ 22,699,631          $    236,639          $  2,099,397          $  2,646,479          $ 21,889,868


            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

       634,849            22,699,631               236,639             2,099,397             2,646,479            21,889,868
  ------------          ------------          ------------          ------------          ------------          ------------




            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

  $    634,849          $ 22,699,631          $    236,639          $  2,099,397          $  2,646,479          $ 21,889,868
  ============          ============          ============          ============          ============          ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                SMALL CAP
                                           HIGH YIELD             INVESTORS              LARGE CAP                GROWTH
                                          BOND FUND -              FUND -              GROWTH FUND -              FUND -
                                            CLASS I                CLASS I                CLASS I                CLASS I
                                          -----------            -----------           -------------           -----------
ASSETS:
  Investments at market value:            $ 2,864,655            $24,081,757            $ 1,087,037            $ 5,265,411

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........              2,864,655             24,081,757              1,087,037              5,265,411
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $ 2,864,655            $24,081,757            $ 1,087,037            $ 5,265,411
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                SCUDDER
                           GROWTH            INTERNATIONAL
    STRATEGIC                AND                SELECT                                     DISCIPLINED
      BOND                 INCOME               EQUITY               CONVERTIBLE             MID CAP               EQUITY
     FUND -              PORTFOLIO -          PORTFOLIO -             SECURITIES              STOCK                INCOME
     CLASS I               CLASS B              CLASS B               PORTFOLIO             PORTFOLIO             PORTFOLIO
  ------------          ------------         -------------          ------------          ------------          ------------
  $  6,938,133          $    424,624          $  1,695,937          $ 15,815,669          $ 11,490,372          $ 44,625,898


            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

     6,938,133               424,624             1,695,937            15,815,669            11,490,372            44,625,898
  ------------          ------------          ------------          ------------          ------------          ------------




            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

  $  6,938,133          $    424,624          $  1,695,937          $ 15,815,669          $ 11,490,372          $ 44,625,898
  ============          ============          ============          ============          ============          ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                  LAZARD
                                           FEDERATED              FEDERATED                                   INTERNATIONAL
                                           HIGH YIELD               STOCK                LARGE CAP                STOCK
                                           PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                          -----------            -----------            -----------           -------------
ASSETS:
  Investments at market value:            $14,734,884            $ 8,891,958            $27,347,725            $13,474,072

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             14,734,884              8,891,958             27,347,725             13,474,072
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $14,734,884            $ 8,891,958            $27,347,725            $13,474,072
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     MERRILL
      LYNCH                  MFS                  MFS                                                             SOCIAL
    LARGE CAP             EMERGING              MID CAP                  MFS                PIONEER              AWARENESS
      CORE                 GROWTH               GROWTH                  VALUE                FUND                  STOCK
    PORTFOLIO             PORTFOLIO            PORTFOLIO              PORTFOLIO            PORTFOLIO             PORTFOLIO
  ------------          ------------          ------------          ------------          ------------          ------------
  $  2,131,063          $ 14,812,403          $ 14,924,771          $     53,840          $     13,469          $      3,250


            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

     2,131,063            14,812,403            14,924,771                53,840                13,469                 3,250
  ------------          ------------          ------------          ------------          ------------          ------------




            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

  $  2,131,063          $ 14,812,403          $ 14,924,771          $     53,840          $     13,469          $      3,250
  ============          ============          ============          ============          ============          ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                         CORE PLUS               EMERGING
                                           TRAVELERS                U.S.                   FIXED                 MARKETS
                                            QUALITY              GOVERNMENT               INCOME                  EQUITY
                                              BOND                SECURITIES            PORTFOLIO -            PORTFOLIO -
                                           PORTFOLIO              PORTFOLIO              CLASS II                CLASS I
                                          -----------            -----------            -----------            -----------
ASSETS:
  Investments at market value:            $43,468,177            $    11,265            $ 2,276,684            $ 1,910,256

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             43,468,177                 11,265              2,276,684              1,910,256
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $43,468,177            $    11,265            $ 2,276,684            $ 1,910,256
                                          ===========            ===========            ===========            ===========


                         See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                 GLOBAL                 GLOBAL
   EQUITY AND              EQUITY               FRANCHISE               VALUE                MID CAP               MID CAP
     INCOME                GROWTH              PORTFOLIO -              EQUITY               GROWTH                 VALUE
   PORTFOLIO -           PORTFOLIO -            CLASS II             PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
    CLASS II               CLASS I               SHARES                CLASS I               CLASS I               CLASS I
  ------------          ------------          ------------          ------------          ------------          ------------
  $  3,289,813          $  1,915,232          $  3,984,085          $  3,557,374          $  1,976,227          $  3,870,341


            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

     3,289,813             1,915,232             3,984,085             3,557,374             1,976,227             3,870,341
  ------------          ------------          ------------          ------------          ------------          ------------




            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

  $  3,289,813          $  1,915,232          $  3,984,085          $  3,557,374          $  1,976,227          $  3,870,341
  ============          ============          ============          ============          ============          ============


                         See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             SMALL
                                            COMPANY                                   U.S. REAL
                                             GROWTH             TECHNOLOGY              ESTATE                 VALUE
                                          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                            CLASS II              CLASS I               CLASS I               CLASS I
                                          -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:            $  730,680            $  359,105            $3,726,748            $2,886,960

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               730,680               359,105             3,726,748             2,886,960
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  730,680            $  359,105            $3,726,748            $2,886,960
                                          ==========            ==========            ==========            ==========


                         See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                          SB                                        SMITH
                                                                      ADJUSTABLE              SMITH                BARNEY
       AIM                  MFS                  PIONEER             RATE INCOME             BARNEY                 LARGE
     CAPITAL               TOTAL                STRATEGIC            PORTFOLIO -           AGGRESSIVE          CAPITALIZATION
  APPRECIATION            RETURN                 INCOME                CLASS I               GROWTH                GROWTH
    PORTFOLIO            PORTFOLIO              PORTFOLIO               SHARES              PORTFOLIO             PORTFOLIO
  ------------          ------------          ------------          ------------          ------------         --------------
  $  3,215,286          $ 73,093,493          $  2,771,320          $    107,687          $ 29,368,384          $  4,342,161


            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

     3,215,286            73,093,493             2,771,320               107,687            29,368,384             4,342,161
  ------------          ------------          ------------          ------------          ------------          ------------




            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

  $  3,215,286          $ 73,093,493          $  2,771,320          $    107,687          $ 29,368,384          $  4,342,161
  ============          ============          ============          ============          ============          ============


                         See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                 EMERGING
                                                                  COMSTOCK               COMSTOCK                 GROWTH
                                           STRATEGIC             PORTFOLIO -            PORTFOLIO -            PORTFOLIO -
                                             EQUITY                CLASS I               CLASS II                CLASS I
                                           PORTFOLIO                SHARES                SHARES                  SHARES
                                          -----------            -----------            -----------            -----------
ASSETS:
  Investments at market value:            $28,123,144            $   476,849            $21,721,552            $   792,876

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             28,123,144                476,849             21,721,552                792,876
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $28,123,144            $   476,849            $21,721,552            $   792,876
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                  GROWTH
   EMERGING                                                                                                         AND
    GROWTH              ENTERPRISE             ENTERPRISE            GOVERNMENT            GOVERNMENT             INCOME
  PORTFOLIO -           PORTFOLIO -            PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
   CLASS II               CLASS I               CLASS II               CLASS I              CLASS II              CLASS I
    SHARES                SHARES                 SHARES                 SHARES               SHARES               SHARES
  ------------          ------------          ------------          ------------          ------------          ------------
  $  4,889,907          $    731,170          $  1,249,801          $  1,241,330          $  6,925,007          $  1,625,140


            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

     4,889,907               731,170             1,249,801             1,241,330             6,925,007             1,625,140
  ------------          ------------          ------------          ------------          ------------          ------------




            --                    --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------          ------------

  $  4,889,907          $    731,170          $  1,249,801          $  1,241,330          $  6,925,007          $  1,625,140
  ============          ============          ============          ============          ============          ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             GROWTH
                                              AND                   MONEY                  MONEY
                                             INCOME                MARKET                 MARKET               CONTRAFUND(R)
                                          PORTFOLIO -            PORTFOLIO -            PORTFOLIO -            PORTFOLIO -
                                            CLASS II               CLASS I               CLASS II                SERVICE
                                             SHARES                SHARES                 SHARES                 CLASS 2
                                          -----------            -----------            -----------            ------------
ASSETS:
  Investments at market value:            $ 9,798,819            $ 1,647,242            $ 5,751,174            $16,957,393

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........              9,798,819              1,647,242              5,751,174             16,957,393
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $ 9,798,819            $ 1,647,242            $ 5,751,174            $16,957,393
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     DYNAMIC
     CAPITAL
  APPRECIATION              MID CAP
   PORTFOLIO -            PORTFOLIO -
     SERVICE                SERVICE
     CLASS 2                CLASS 2               COMBINED
  ------------           ------------           ------------

  $    368,360           $ 15,062,273           $804,487,332


            --                     --                 20,080
  ------------           ------------           ------------

       368,360             15,062,273            804,507,412
  ------------           ------------           ------------




            --                     --                     --
  ------------           ------------           ------------

  $    368,360           $ 15,062,273           $804,507,412
  ============           ============           ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              HIGH
                                                          CAPITAL             YIELD              MANAGED             MONEY
                                                       APPRECIATION           BOND                ASSETS             MARKET
                                                           FUND               TRUST               TRUST            PORTFOLIO
                                                       ------------        ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $         70       $      5,691       $    261,109
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................             513,271                   8                579            332,439
  Administrative fees .........................              61,551                  --                 70             39,844
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................             574,822                   8                649            372,283
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............            (574,822)                 62              5,042           (111,174)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   1              2,107                 --
    Realized gain (loss) on sale of investments          (2,619,815)                 --                221                 --
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................          (2,619,815)                  1              2,328                 --
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................           9,991,145                   8              8,604                 --
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  6,796,508        $         71       $     15,974       $   (111,174)
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                              CREDIT
     AIM V.I.        ALLIANCEBERNSTEIN         GLOBAL                                                         SUISSE
     PREMIER              PREMIER              GROWTH               GROWTH                                     TRUST
     EQUITY               GROWTH               FUND -               FUND -            GROWTH-INCOME          EMERGING
     FUND -             PORTFOLIO -            CLASS 2             CLASS 2           FUND - CLASS 2           MARKETS
    SERIES I              CLASS B              SHARES               SHARES               SHARES              PORTFOLIO
  ------------       -----------------      ------------         ------------        --------------        ------------
  $     18,886         $         --         $         60         $         43         $      8,811         $      5,901
  ------------         ------------         ------------         ------------         ------------         ------------


        53,099              100,039                  214                  784               11,378               25,160
         6,372               11,975                   26                   94                1,347                3,019
  ------------         ------------         ------------         ------------         ------------         ------------

        59,471              112,014                  240                  878               12,725               28,179
  ------------         ------------         ------------         ------------         ------------         ------------

       (40,585)            (112,014)                (180)                (835)              (3,914)             (22,278)
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
       (83,626)            (436,743)                 614               12,064                8,611              196,141
  ------------         ------------         ------------         ------------         ------------         ------------

       (83,626)            (436,743)                 614               12,064                8,611              196,141
  ------------         ------------         ------------         ------------         ------------         ------------


       291,762            1,075,906                  922               (6,529)              74,559              255,169
  ------------         ------------         ------------         ------------         ------------         ------------



  $    167,551         $    527,149         $      1,356         $      4,700         $     79,256         $    429,032
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                              DREYFUS VIF           MUTUAL
                                                          DELAWARE          DREYFUS VIF       DEVELOPING            SHARES
                                                          VIP REIT         APPRECIATION         LEADERS           SECURITIES
                                                          SERIES -          PORTFOLIO -       PORTFOLIO -           FUND -
                                                          STANDARD            INITIAL           INITIAL            CLASS 2
                                                            CLASS             SHARES            SHARES              SHARES
                                                       ------------        ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $    176,524        $    165,352       $     30,037       $      2,586
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................             108,459             128,916            193,248              4,192
  Administrative fees .........................              12,956              15,450             23,092                502
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................             121,415             144,366            216,340              4,694
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............              55,109              20,986           (186,303)            (2,108)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             182,905                  --                 --                 --
    Realized gain (loss) on sale of investments             231,250             (98,292)          (100,690)            19,673
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................             414,155             (98,292)          (100,690)            19,673
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................           1,844,712             419,780          1,722,386             18,975
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  2,313,976        $    342,474       $  1,435,393       $     36,540
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    TEMPLETON
   DEVELOPING            TEMPLETON            TEMPLETON
     MARKETS              FOREIGN              GROWTH
   SECURITIES           SECURITIES           SECURITIES                                DIVERSIFIED         EQUITY INDEX
     FUND -               FUND -               FUND -                                   STRATEGIC           PORTFOLIO -
     CLASS 2              CLASS 2              CLASS 2            APPRECIATION           INCOME              CLASS II
     SHARES               SHARES               SHARES              PORTFOLIO            PORTFOLIO             SHARES
  ------------         ------------         ------------         ------------         ------------         ------------
  $        447         $         22         $      3,156         $    245,060         $    534,098         $    189,314
  ------------         ------------         ------------         ------------         ------------         ------------


           487                   62                3,586              279,612              149,232              173,490
            58                    8                  429               33,554               17,908               20,516
  ------------         ------------         ------------         ------------         ------------         ------------

           545                   70                4,015              313,166              167,140              194,006
  ------------         ------------         ------------         ------------         ------------         ------------

           (98)                 (48)                (859)             (68,106)             366,958               (4,692)
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
            28                    3                8,031              185,805             (202,168)             (18,718)
  ------------         ------------         ------------         ------------         ------------         ------------

            28                    3                8,031              185,805             (202,168)             (18,718)
  ------------         ------------         ------------         ------------         ------------         ------------


        12,302                2,273               36,005            1,450,286              437,207            1,220,615
  ------------         ------------         ------------         ------------         ------------         ------------



  $     12,232         $      2,228         $     43,177         $  1,567,985         $    601,997         $  1,197,205
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               SALOMON           SALOMON
                                                                              BROTHERS          BROTHERS
                                                                              VARIABLE          VARIABLE
                                                                             AGGRESSIVE         GROWTH &
                                                                               GROWTH            INCOME            BALANCED
                                                                               FUND -            FUND -          PORTFOLIO -
                                                        FUNDAMENTAL            CLASS I           CLASS I           SERVICE
                                                      VALUE PORTFOLIO          SHARES            SHARES             SHARES
                                                      ---------------      ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $    237,470        $         --       $        322       $    301,305
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................             453,136              14,228              1,046            178,285
  Administrative fees .........................              54,376               1,183                125             21,030
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................             507,512              15,411              1,171            199,315
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............            (270,042)            (15,411)              (849)           101,990
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             837,973                  --                 --                 --
    Realized gain (loss) on sale of investments             289,016               2,472              3,207             60,515
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................           1,126,989               2,472              3,207             60,515
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................           1,433,818             106,137             (2,685)           727,085
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  2,290,765        $     93,198       $       (327)      $    889,590
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     CAPITAL            GLOBAL LIFE            GLOBAL               MID CAP             WORLDWIDE
  APPRECIATION           SCIENCES            TECHNOLOGY              VALUE               GROWTH               LAZARD
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          RETIREMENT
     SERVICE              SERVICE              SERVICE              SERVICE              SERVICE             SMALL CAP
     SHARES               SHARES               SHARES                SHARES              SHARES              PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $        209         $         --         $         --         $     20,257         $     69,592         $         --
  ------------         ------------         ------------         ------------         ------------         ------------


        11,677               38,359               44,859                9,153               98,151                  402
         1,255                4,597                5,373                  934               11,479                   48
  ------------         ------------         ------------         ------------         ------------         ------------

        12,932               42,956               50,232               10,087              109,630                  450
  ------------         ------------         ------------         ------------         ------------         ------------

       (12,723)             (42,956)             (50,232)              10,170              (40,038)                (450)
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
         7,498               29,030             (176,514)               9,325               60,677                  433
  ------------         ------------         ------------         ------------         ------------         ------------

         7,498               29,030             (176,514)               9,325               60,677                  433
  ------------         ------------         ------------         ------------         ------------         ------------


       131,580              371,731              161,215               76,655              195,124                4,503
  ------------         ------------         ------------         ------------         ------------         ------------



  $    126,355         $    357,805         $    (65,531)        $     96,150         $    215,763         $      4,486
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                              MERRILL LYNCH     MERRILL LYNCH
                                                         GROWTH                                  GLOBAL             VALUE
                                                           AND                MID-CAP          ALLOCATION       OPPORTUNITIES
                                                         INCOME                VALUE           V.I. FUND -       V.I. FUND -
                                                        PORTFOLIO            PORTFOLIO          CLASS III         CLASS III
                                                       ------------        ------------       -------------     -------------
INVESTMENT INCOME:
  Dividends ...................................        $      2,239        $        383       $         37       $         --
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................               1,687                 927                 14                 15
  Administrative fees .........................                 203                 109                 --                 --
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................               1,890               1,036                 14                 15
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............                 349                (653)                23                (15)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               2,276               1,952                 --                321
    Realized gain (loss) on sale of investments                 519               2,608                  1                  1
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................               2,795               4,560                  1                322
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................              22,826              13,646                113               (166)
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     25,970        $     17,553       $        137       $        141
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                  OPPENHEIMER             REAL
   DIVIDEND                                    S&P 500            MAIN STREET            RETURN            TOTAL RETURN
    GROWTH                EQUITY                INDEX              FUND/VA -           PORTFOLIO -          PORTFOLIO -
  PORTFOLIO -           PORTFOLIO -          PORTFOLIO -            SERVICE          ADMINISTRATIVE       ADMINISTRATIVE
    CLASS Y               CLASS Y              CLASS Y               SHARES               CLASS                CLASS
  ------------         ------------         ------------         ------------        --------------       --------------
  $      2,835         $        359         $      2,607         $         --         $      5,331         $    447,492
  ------------         ------------         ------------         ------------         ------------         ------------


         2,075                1,112               10,549                   92                6,602              298,702
           172                   88                  852                   11                  785               35,735
  ------------         ------------         ------------         ------------         ------------         ------------

         2,247                1,200               11,401                  103                7,387              334,437
  ------------         ------------         ------------         ------------         ------------         ------------

           588                 (841)              (8,794)                (103)              (2,056)             113,055
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --               19,508              327,639
            72                  229                  716                    3               (2,166)             134,369
  ------------         ------------         ------------         ------------         ------------         ------------

            72                  229                  716                    3               17,342              462,008
  ------------         ------------         ------------         ------------         ------------         ------------


        17,301               18,375              100,231                1,905               12,466              204,863
  ------------         ------------         ------------         ------------         ------------         ------------



  $     17,961         $     17,763         $     92,153         $      1,805         $     27,752         $    779,926
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          PUTNAM VT
                                                          DISCOVERY          PUTNAM VT          PUTNAM VT
                                                           GROWTH          INTERNATIONAL        SMALL CAP
                                                           FUND -          EQUITY FUND -      VALUE FUND -          ALL CAP
                                                          CLASS IB           CLASS IB           CLASS IB             FUND -
                                                           SHARES             SHARES             SHARES             CLASS I
                                                       ------------        -------------      ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $     24,971       $      7,771       $    114,160
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................               2,777              22,705             28,575            267,893
  Administrative fees .........................                 333               2,716              3,399             31,554
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................               3,110              25,421             31,974            299,447
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............              (3,110)               (450)           (24,203)          (185,287)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 --                 --
    Realized gain (loss) on sale of investments               1,718              61,204            127,386            276,233
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................               1,718              61,204            127,386            276,233
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................              14,777             208,396            406,086          1,276,554
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     13,385        $    269,150       $    509,269       $  1,367,500
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

       HIGH                                                                                                   GROWTH
       YIELD                                  LARGE CAP            SMALL CAP            STRATEGIC               AND
       BOND              INVESTORS             GROWTH                GROWTH               BOND                INCOME
      FUND -              FUND -               FUND -                FUND -              FUND -             PORTFOLIO -
      CLASS I             CLASS I              CLASS I              CLASS I              CLASS I              CLASS B
  ------------         ------------         ------------         ------------         ------------         ------------
  $    174,057         $    339,148         $      1,834         $         --         $    316,303         $        118
  ------------         ------------         ------------         ------------         ------------         ------------


        33,390              295,701                9,348               56,044               87,033                3,001
         3,377               35,014                  845                5,676                8,734                  244
  ------------         ------------         ------------         ------------         ------------         ------------

        36,767              330,715               10,193               61,720               95,767                3,245
  ------------         ------------         ------------         ------------         ------------         ------------

       137,290                8,433               (8,359)             (61,720)             220,536               (3,127)
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --              117,468                   --
        10,612              173,242                1,332               59,824               12,244                1,500
  ------------         ------------         ------------         ------------         ------------         ------------

        10,612              173,242                1,332               59,824              129,712                1,500
  ------------         ------------         ------------         ------------         ------------         ------------


        68,090            1,805,692               40,033              619,509              (46,319)              35,481
  ------------         ------------         ------------         ------------         ------------         ------------



  $    215,992         $  1,987,367         $     33,006         $    617,613         $    303,929         $     33,854
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          SCUDDER
                                                       INTERNATIONAL
                                                          SELECT                               DISCIPLINED
                                                          EQUITY            CONVERTIBLE          MID CAP             EQUITY
                                                        PORTFOLIO -         SECURITIES            STOCK              INCOME
                                                          CLASS B            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                       -------------       ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $      1,724        $    334,402       $     29,842       $    561,926
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................              11,595             199,873            133,017            538,531
  Administrative fees .........................                 930              23,943             15,899             63,749
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................              12,525             223,816            148,916            602,280
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............             (10,801)            110,586           (119,074)           (40,354)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --            312,178          2,014,884
    Realized gain (loss) on sale of investments                 384             151,681            170,425            455,785
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................                 384             151,681            482,603          2,470,669
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             184,344             474,493          1,139,980          1,035,864
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    173,927        $    736,760       $  1,503,509       $  3,466,179
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                     LAZARD           MERRILL LYNCH             MFS
    FEDERATED            FEDERATED                               INTERNATIONAL          LARGE CAP            EMERGING
   HIGH YIELD              STOCK              LARGE CAP              STOCK                CORE                GROWTH
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
  ------------         ------------         ------------         -------------        -------------        ------------
  $  1,052,708         $    123,895         $    213,601         $    194,700         $     11,168         $         --
  ------------         ------------         ------------         ------------         ------------         ------------


       185,372              109,424              341,563              154,308               26,355              179,610
        22,199               13,130               40,303               18,495                3,147               21,526
  ------------         ------------         ------------         ------------         ------------         ------------

       207,571              122,554              381,866              172,803               29,502              201,136
  ------------         ------------         ------------         ------------         ------------         ------------

       845,137                1,341             (168,265)              21,897              (18,334)            (201,136)
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
      (150,694)              32,408             (895,100)             248,178             (115,508)          (1,577,602)
  ------------         ------------         ------------         ------------         ------------         ------------

      (150,694)              32,408             (895,100)             248,178             (115,508)          (1,577,602)
  ------------         ------------         ------------         ------------         ------------         ------------


       562,188              719,673            2,403,613            1,403,493              412,744            3,298,618
  ------------         ------------         ------------         ------------         ------------         ------------



  $  1,256,631         $    753,422         $  1,340,248         $  1,673,568         $    278,902         $  1,519,880
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            MFS                                                     SOCIAL
                                                          MID CAP              MFS               PIONEER          AWARENESS
                                                          GROWTH              VALUE                FUND             STOCK
                                                         PORTFOLIO          PORTFOLIO           PORTFOLIO         PORTFOLIO
                                                       ------------        ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $        581       $        101       $         23
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................             180,796                 103                103                 25
  Administrative fees .........................              21,666                  12                 13                  2
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................             202,462                 115                116                 27
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............            (202,462)                466                (15)                (4)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                 445                 --                 --
    Realized gain (loss) on sale of investments          (1,237,340)                 27                  9                 --
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................          (1,237,340)                472                  9                 --
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................           3,145,185               1,529              1,102                254
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  1,705,383        $      2,467       $      1,096       $        250
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                             CORE PLUS              EMERGING
   TRAVELERS               U.S.                FIXED                MARKETS            EQUITY AND             EQUITY
    QUALITY             GOVERNMENT            INCOME                 EQUITY              INCOME               GROWTH
     BOND               SECURITIES          PORTFOLIO -           PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
   PORTFOLIO             PORTFOLIO           CLASS II               CLASS I             CLASS II              CLASS I
  ------------         ------------         ------------         ------------         ------------         ------------
  $  2,056,953         $        492         $     40,784         $      7,341         $         --         $      2,719
  ------------         ------------         ------------         ------------         ------------         ------------


       585,271                   30               20,245               17,605               27,991               22,397
        70,172                    4                1,705                1,765                2,412                2,418
  ------------         ------------         ------------         ------------         ------------         ------------

       655,443                   34               21,950               19,370               30,403               24,815
  ------------         ------------         ------------         ------------         ------------         ------------

     1,401,510                  458               18,834              (12,029)             (30,403)             (22,096)
  ------------         ------------         ------------         ------------         ------------         ------------



            --                    5                2,477                   --                1,246                   --
        15,647                   --                 (326)               6,456                2,897               (3,457)
  ------------         ------------         ------------         ------------         ------------         ------------

        15,647                    5                2,151                6,456                4,143               (3,457)
  ------------         ------------         ------------         ------------         ------------         ------------


      (583,954)                (313)              12,311              298,226              263,120              145,461
  ------------         ------------         ------------         ------------         ------------         ------------



  $    833,203         $        150         $     33,296         $    292,653         $    236,860         $    119,908
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         GLOBAL               GLOBAL
                                                        FRANCHISE              VALUE             MID CAP           MID CAP
                                                       PORTFOLIO -            EQUITY             GROWTH             VALUE
                                                        CLASS II            PORTFOLIO -        PORTFOLIO -       PORTFOLIO -
                                                         SHARES               CLASS I            CLASS I           CLASS I
                                                       ------------        ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $      3,895        $     19,318       $         --       $        799
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................              30,521              38,410             23,129             47,280
  Administrative fees .........................               2,591               3,978              2,392              5,109
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................              33,112              42,388             25,521             52,389
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............             (29,217)            (23,070)           (25,521)           (51,590)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              26,215                  --                 --                 --
    Realized gain (loss) on sale of investments               2,050              17,767              7,784             45,427
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................              28,265              17,767              7,784             45,427
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             296,670             346,279            323,172            441,306
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    295,718        $    340,976       $    305,435       $    435,143
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

      SMALL
     COMPANY                                  U.S. REAL                                    AIM                  MFS
     GROWTH             TECHNOLOGY             ESTATE                VALUE               CAPITAL               TOTAL
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -           PORTFOLIO,         APPRECIATION            RETURN
    CLASS II              CLASS I              CLASS I              CLASS I             PORTFOLIO            PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $         --         $         --         $     39,883         $     23,060         $      4,220         $  1,878,335
  ------------         ------------         ------------         ------------         ------------         ------------


         6,098                5,047               38,329               32,000               35,897              861,895
           502                  565                3,913                3,473                4,105              102,937
  ------------         ------------         ------------         ------------         ------------         ------------

         6,600                5,612               42,242               35,473               40,002              964,832
  ------------         ------------         ------------         ------------         ------------         ------------

        (6,600)              (5,612)              (2,359)             (12,413)             (35,782)             913,503
  ------------         ------------         ------------         ------------         ------------         ------------



        19,117                   --               46,430               73,057                   --            1,915,538
         1,607              (63,804)             151,207               22,545              (70,764)             179,738
  ------------         ------------         ------------         ------------         ------------         ------------

        20,724              (63,804)             197,637               95,602              (70,764)           2,095,276
  ------------         ------------         ------------         ------------         ------------         ------------


        72,941               54,544              633,927              291,335              271,856            3,583,980
  ------------         ------------         ------------         ------------         ------------         ------------



  $     87,065         $    (14,872)        $    829,205         $    374,524         $    165,310         $  6,592,759
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                SB                                  SMITH
                                                                            ADJUSTABLE                              BARNEY
                                                          PIONEER           RATE INCOME       SMITH BARNEY          LARGE
                                                         STRATEGIC          PORTFOLIO -        AGGRESSIVE       CAPITALIZATION
                                                          INCOME              CLASS I            GROWTH             GROWTH
                                                         PORTFOLIO            SHARES            PORTFOLIO         PORTFOLIO
                                                       ------------        ------------       ------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $    182,163        $      1,138       $         --       $     15,572
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................              33,123                 842            351,074             54,361
  Administrative fees .........................               3,969                  82             42,129              6,523
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................              37,092                 924            393,203             60,884
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............             145,071                 214           (393,203)           (45,312)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --            108,801                 --
    Realized gain (loss) on sale of investments             (62,176)                 90            207,569             66,832
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................             (62,176)                 90            316,370             66,832
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             157,713                (483)         2,316,480            (88,752)
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    240,608        $       (179)      $  2,239,647       $    (67,232)
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                    EMERGING            EMERGING
                        COMSTOCK              COMSTOCK               GROWTH              GROWTH             ENTERPRISE
    STRATEGIC          PORTFOLIO -           PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     EQUITY              CLASS I              CLASS II              CLASS I             CLASS II              CLASS I
    PORTFOLIO            SHARES                SHARES                SHARES              SHARES               SHARES
  ------------         ------------         ------------         ------------         ------------         ------------
  $    379,624         $      4,224         $    106,448         $         --         $         --         $      2,841
  ------------         ------------         ------------         ------------         ------------         ------------


       346,211                5,262              226,569                9,765               55,266                9,070
        41,504                  631               23,711                1,172                5,706                1,088
  ------------         ------------         ------------         ------------         ------------         ------------

       387,715                5,893              250,280               10,937               60,972               10,158
  ------------         ------------         ------------         ------------         ------------         ------------

        (8,091)              (1,669)            (143,832)             (10,937)             (60,972)              (7,317)
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
    (2,344,165)               6,522              100,487              (71,943)              (6,618)             (39,602)
  ------------         ------------         ------------         ------------         ------------         ------------

    (2,344,165)               6,522              100,487              (71,943)              (6,618)             (39,602)
  ------------         ------------         ------------         ------------         ------------         ------------


     4,632,420               59,987            2,639,576              126,129              323,138               65,067
  ------------         ------------         ------------         ------------         ------------         ------------



  $  2,280,164         $     64,840         $  2,596,231         $     43,249         $    255,548         $     18,148
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                   GROWTH AND
                                                        ENTERPRISE          GOVERNMENT         GOVERNMENT            INCOME
                                                        PORTFOLIO -         PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
                                                         CLASS II             CLASS I           CLASS II            CLASS I
                                                          SHARES              SHARES             SHARES              SHARES
                                                       ------------        ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $      1,281        $     65,618       $    326,821       $     14,941
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................              14,871              16,375             96,860             19,027
  Administrative fees .........................               1,576               1,965             10,609              2,283
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................              16,447              18,340            107,469             21,310
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............             (15,166)             47,278            219,352             (6,369)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 --                 --
    Realized gain (loss) on sale of investments              (1,294)              6,369            (15,594)            15,235
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................              (1,294)              6,369            (15,594)            15,235
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................              54,624             (19,622)           (47,338)           180,253
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     38,164        $     34,025       $    156,420       $    189,119
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                         DYNAMIC
   GROWTH AND              MONEY                MONEY                                    CAPITAL
     INCOME               MARKET               MARKET            CONTRAFUND(R)        APPRECIATION            MID CAP
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
    CLASS II              CLASS I             CLASS II             SERVICE               SERVICE              SERVICE
     SHARES               SHARES               SHARES              CLASS 2               CLASS 2              CLASS 2
  ------------         ------------         ------------         -------------        ------------         ------------
  $     49,778         $     13,983         $     27,543         $     25,521         $         --         $         --
  ------------         ------------         ------------         ------------         ------------         ------------


       108,148               22,461               68,637              182,535                4,228              146,537
        11,129                2,695                7,057               20,124                  496               16,452
  ------------         ------------         ------------         ------------         ------------         ------------

       119,277               25,156               75,694              202,659                4,724              162,989
  ------------         ------------         ------------         ------------         ------------         ------------

       (69,499)             (11,173)             (48,151)            (177,138)              (4,724)            (162,989)
  ------------         ------------         ------------         ------------         ------------         ------------



            --                   --                   --                   --                   --                   --
        63,021                   --                   --               89,574               10,248              204,040
  ------------         ------------         ------------         ------------         ------------         ------------

        63,021                   --                   --               89,574               10,248              204,040
  ------------         ------------         ------------         ------------         ------------         ------------


       981,474                   --                   --            1,941,627               (8,293)           2,466,094
  ------------         ------------         ------------         ------------         ------------         ------------



  $    974,996         $    (11,173)        $    (48,151)        $  1,854,063         $     (2,769)        $  2,507,145
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         COMBINED
                                                       ------------
INVESTMENT INCOME:
  Dividends ...................................        $ 11,535,933
                                                       ------------

EXPENSES:
  Insurance charges ...........................           9,679,835
  Administrative fees .........................           1,132,974
                                                       ------------

    Total expenses ............................          10,812,809
                                                       ------------

      Net investment income (loss) ............             723,124
                                                       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................           6,012,543
    Realized gain (loss) on sale of investments          (6,124,283)
                                                       ------------

      Realized gain (loss) ....................            (111,740)
                                                       ------------

    Change in unrealized gain (loss)
      on investments ..........................          63,895,144
                                                       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 64,506,528
                                                       ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                            CAPITAL APPRECIATION FUND        HIGH YIELD BOND TRUST         MANAGED ASSETS TRUST
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (574,822)  $   (534,726)  $         62   $         --   $      5,042   $         --
  Realized gain (loss) ..................    (2,619,815)    (4,588,401)             1             --          2,328             --
  Change in unrealized gain (loss)
    on investments ......................     9,991,145     13,446,515              8             --          8,604             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     6,796,508      8,323,388             71             --         15,974             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       260,199        229,698          1,000             --          2,000             --
  Participant transfers from other
    funding options .....................       581,222        994,954             --             --        242,505             --
  Administrative charges ................       (17,744)       (20,086)            --             --             --             --
  Contract surrenders ...................    (2,571,354)    (2,309,621)            --             --         (4,907)            --
  Participant transfers to other
    funding options .....................    (3,084,321)    (3,653,177)            --             --             --             --
  Other payments to participants ........      (498,743)      (575,722)            --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (5,330,741)    (5,333,954)         1,000             --        239,598             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,465,767      2,989,434          1,071             --        255,572             --


NET ASSETS:
    Beginning of year ...................    42,394,649     39,405,215             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 43,860,416   $ 42,394,649   $      1,071   $         --   $    255,572   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                            ALLIANCEBERNSTEIN
                                                                               AIM V.I. PREMIER         PREMIER GROWTH PORTFOLIO -
                                             MONEY MARKET PORTFOLIO         EQUITY FUND - SERIES I               CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (111,174)  $   (232,510)  $    (40,585)  $    (45,119)  $   (112,014)  $   (114,517)
  Realized gain (loss) ..................            --             --        (83,626)      (239,713)      (436,743)    (1,045,764)
  Change in unrealized gain (loss)
    on investments ......................            --             --        291,762      1,162,540      1,075,906      2,760,443
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........      (111,174)      (232,510)       167,551        877,708        527,149      1,600,162
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........    10,841,175     13,465,328         15,319         15,202         47,157        179,797
  Participant transfers from other
    funding options .....................     7,520,302     18,382,778         57,867        383,202        267,708        291,591
  Administrative charges ................        (6,828)        (8,763)        (1,893)        (2,052)        (3,605)        (3,927)
  Contract surrenders ...................    (5,451,559)    (9,113,821)      (227,454)      (411,187)      (334,927)      (540,573)
  Participant transfers to other
    funding options .....................   (20,326,959)   (35,942,841)      (283,616)      (239,218)      (819,229)      (999,745)
  Other payments to participants ........      (318,299)      (375,325)       (33,015)       (55,587)       (65,051)      (229,884)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (7,742,168)   (13,592,644)      (472,792)      (309,640)      (907,947)    (1,302,741)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (7,853,342)   (13,825,154)      (305,241)       568,068       (380,798)       297,421


NET ASSETS:
    Beginning of year ...................    30,747,075     44,572,229      4,457,256      3,889,188      8,543,566      8,246,145
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 22,893,733   $ 30,747,075   $  4,152,015   $  4,457,256   $  8,162,768   $  8,543,566
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                              CREDIT SUISSE TRUST
   GLOBAL GROWTH FUND -              GROWTH FUND -             GROWTH-INCOME FUND -             EMERGING MARKETS
      CLASS 2 SHARES                 CLASS 2 SHARES               CLASS 2 SHARES                   PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$       (180)  $        (37)  $       (835)  $       (434)  $     (3,914)  $      1,692   $    (22,278)  $    (22,656)
         614              3         12,064            890          8,611            649        196,141        108,708

         922          1,764         (6,529)        11,717         74,559         35,542        255,169        504,366
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       1,356          1,730          4,700         12,173         79,256         37,883        429,032        590,418
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


          --         18,767             --           (778)           736         40,643          7,121          9,599

       3,246             --         31,857         94,004        712,501        372,324        790,833      1,435,747
          (1)            --             (2)            --           (225)           (21)          (834)          (918)
      (9,897)            --         (6,295)        (7,040)       (29,438)        (8,161)      (137,939)      (149,416)

          --             --             --             --        (35,562)            --       (714,533)    (1,728,506)
          --             --        (90,077)            --        (90,108)            --         (6,439)       (22,821)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      (6,652)        18,767        (64,517)        86,186        557,904        404,785        (61,791)      (456,315)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      (5,296)        20,497        (59,817)        98,359        637,160        442,668        367,241        134,103



      20,497             --         98,359             --        442,668             --      1,965,706      1,831,603
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     15,201   $     20,497   $     38,542   $     98,359   $  1,079,828   $    442,668   $  2,332,947   $  1,965,706
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                 DREYFUS VIF                   DREYFUS VIF
                                                DELAWARE VIP REIT         APPRECIATION PORTFOLIO -          DEVELOPING LEADERS
                                             SERIES - STANDARD CLASS           INITIAL SHARES           PORTFOLIO - INITIAL SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     55,109   $     63,875   $     20,986   $     (2,387)  $   (186,303)  $   (179,229)
  Realized gain (loss) ..................       414,155         88,209        (98,292)      (282,789)      (100,690)      (492,476)
  Change in unrealized gain (loss)
    on investments ......................     1,844,712      1,600,551        419,780      2,098,491      1,722,386      4,177,503
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     2,313,976      1,752,635        342,474      1,813,315      1,435,393      3,505,798
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       226,482        375,188         26,582        143,991        128,298        367,594
  Participant transfers from other
    funding options .....................     1,557,139      2,075,239        378,867        707,981        811,351      1,889,290
  Administrative charges ................        (2,429)        (2,091)        (2,931)        (3,370)        (4,883)        (5,341)
  Contract surrenders ...................      (483,013)      (275,553)      (664,249)      (590,930)    (1,093,237)      (599,860)
  Participant transfers to other
    funding options .....................      (823,657)    (1,392,863)      (764,369)      (788,333)    (1,024,041)    (1,084,872)
  Other payments to participants ........       (52,384)       (39,718)      (221,348)       (87,385)      (241,634)       (75,587)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       422,138        740,202     (1,247,448)      (618,046)    (1,424,146)       491,224
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,736,114      2,492,837       (904,974)     1,195,269         11,247      3,997,022


NET ASSETS:
    Beginning of year ...................     7,720,740      5,227,903     10,864,743      9,669,474     15,766,035     11,769,013
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 10,456,854   $  7,720,740   $  9,959,769   $ 10,864,743   $ 15,777,282   $ 15,766,035
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       MUTUAL SHARES              TEMPLETON DEVELOPING           TEMPLETON FOREIGN              TEMPLETON GROWTH
     SECURITIES FUND -         MARKETS SECURITIES FUND -     SECURITIES FUND - CLASS 2     SECURITIES FUND - CLASS 2
      CLASS 2 SHARES                 CLASS 2 SHARES                    SHARES                        SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (2,108)  $     (1,035)  $        (98)  $          2   $        (48)  $         --   $       (859)  $        306
      19,673          4,976             28              2              3             --          8,031         (5,991)

      18,975         31,451         12,302            444          2,273             --         36,005         48,051
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      36,540         35,392         12,232            448          2,228             --         43,177         42,366
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      10,120         (1,998)            --          1,000          2,000             --         10,208          1,657

     348,793        440,328         79,089             --         21,278             --        190,765         87,511
        (122)           (47)            (2)            --             --             --            (99)           (42)
     (23,572)       (16,615)            --             --             --             --        (10,080)       (10,838)

    (265,828)      (269,624)            --             --             --             --        (41,437)       (47,578)
          --         (1,329)            --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      69,391        150,715         79,087          1,000         23,278             --        149,357         30,710
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     105,931        186,107         91,319          1,448         25,506             --        192,534         73,076



     336,154        150,047          1,448             --             --             --        224,587        151,511
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    442,085   $    336,154   $     92,767   $      1,448   $     25,506   $         --   $    417,121   $    224,587
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                               EQUITY INDEX
                                                                            DIVERSIFIED STRATEGIC          PORTFOLIO - CLASS II
                                             APPRECIATION PORTFOLIO           INCOME PORTFOLIO                    SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (68,106)  $   (146,311)  $    366,958   $    597,813   $     (4,692)  $    (38,272)
  Realized gain (loss) ..................       185,805       (166,521)      (202,168)      (233,200)       (18,718)      (225,405)
  Change in unrealized gain (loss)
    on investments ......................     1,450,286      4,512,392        437,207        907,668      1,220,615      2,998,484
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,567,985      4,199,560        601,997      1,272,281      1,197,205      2,734,807
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       171,148        129,757        106,455      1,523,310        123,686        791,172
  Participant transfers from other
    funding options .....................     1,138,529      2,385,845        286,943        649,154      1,365,927      1,664,690
  Administrative charges ................        (8,219)        (8,454)        (2,117)        (2,413)        (4,027)        (3,930)
  Contract surrenders ...................    (1,370,479)    (1,059,248)    (2,266,714)    (1,013,724)      (729,108)      (772,559)
  Participant transfers to other
    funding options .....................      (839,430)      (860,684)      (659,689)    (1,299,866)      (780,923)      (789,706)
  Other payments to participants ........      (434,643)      (194,512)      (443,881)      (428,308)      (188,674)       (32,525)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,343,094)       392,704     (2,979,003)      (571,847)      (213,119)       857,142
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       224,891      4,592,264     (2,377,006)       700,434        984,086      3,591,949


NET ASSETS:
    Beginning of year ...................    22,534,464     17,942,200     13,551,669     12,851,235     13,605,336     10,013,387
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 22,759,355   $ 22,534,464   $ 11,174,663   $ 13,551,669   $ 14,589,422   $ 13,605,336
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                     SALOMON BROTHERS             SALOMON BROTHERS
                                   VARIABLE AGGRESSIVE           VARIABLE GROWTH &
        FUNDAMENTAL                   GROWTH FUND -            INCOME FUND - CLASS I          BALANCED PORTFOLIO -
      VALUE PORTFOLIO                 CLASS I SHARES                   SHARES                    SERVICE SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$   (270,042)  $   (234,405)  $    (15,411)  $     (1,380)  $       (849)  $       (373)  $    101,990   $     58,865
   1,126,989       (456,872)         2,472           (717)         3,207           (440)        60,515       (189,085)

   1,433,818     10,358,184        106,137         33,548         (2,685)         9,703        727,085      1,711,490
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,290,765      9,666,907         93,198         31,451           (327)         8,890        889,590      1,581,270
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     323,091        382,861        690,751        408,478             --             --        111,133        431,661

   2,464,940      2,735,856        322,833         53,923         66,419        108,723        805,517      2,277,966
      (8,754)        (8,915)          (119)           (14)           (22)           (20)        (4,036)        (4,565)
  (1,936,874)    (1,984,050)        (2,126)        (6,527)        (5,419)       (86,618)    (1,011,947)      (585,339)

  (1,107,220)    (1,561,991)       (30,594)          (309)       (89,483)       (35,171)    (1,328,173)    (1,969,472)
    (694,053)      (352,420)            --             --             --             --       (261,956)      (380,232)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (958,870)      (788,659)       980,745        455,551        (28,505)       (13,086)    (1,689,462)      (229,981)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,331,895      8,878,248      1,073,943        487,002        (28,832)        (4,196)      (799,872)     1,351,289



  35,757,787     26,879,539        499,344         12,342         64,145         68,341     14,658,640     13,307,351
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 37,089,682   $ 35,757,787   $  1,573,287   $    499,344   $     35,313   $     64,145   $ 13,858,768   $ 14,658,640
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                              CAPITAL APPRECIATION
                                              PORTFOLIO - SERVICE           GLOBAL LIFE SCIENCES            GLOBAL TECHNOLOGY
                                                     SHARES              PORTFOLIO - SERVICE SHARES     PORTFOLIO - SERVICE SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (12,723)  $     (8,378)  $    (42,956)  $    (37,037)  $    (50,232)  $    (41,315)
  Realized gain (loss) ..................         7,498        (12,309)        29,030        (74,505)      (176,514)      (684,667)
  Change in unrealized gain (loss)
    on investments ......................       131,580        138,536        371,731        693,553        161,215      1,825,397
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       126,355        117,849        357,805        582,011        (65,531)     1,099,415
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         5,808         92,909          5,731         45,508         21,953         65,435
  Participant transfers from other
    funding options .....................        70,393        121,699        302,054        469,919        987,292        694,124
  Administrative charges ................          (378)          (378)        (1,530)        (1,630)        (1,742)        (2,048)
  Contract surrenders ...................       (34,814)       (53,966)      (118,735)       (89,822)      (187,118)      (117,135)
  Participant transfers to other
    funding options .....................       (60,001)       (38,243)      (313,010)      (453,104)      (721,092)    (1,085,572)
  Other payments to participants ........       (43,304)            --         (5,610)       (33,479)       (20,020)       (18,028)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (62,296)       122,021       (131,100)       (62,608)        79,273       (463,224)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        64,059        239,870        226,705        519,403         13,742        636,191


NET ASSETS:
    Beginning of year ...................       830,795        590,925      2,938,247      2,418,844      3,522,529      2,886,338
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    894,854   $    830,795   $  3,164,952   $  2,938,247   $  3,536,271   $  3,522,529
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       MID CAP VALUE                STRATEGIC VALUE               WORLDWIDE GROWTH             LAZARD RETIREMENT
PORTFOLIO - SERVICE SHARES     PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES       SMALL CAP PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     10,170   $     (5,093)  $         --   $     (2,107)  $    (40,038)  $    (39,843)  $       (450)  $        (23)
       9,325         30,603             --        (78,973)        60,677       (300,112)           433              2

      76,655        129,103             --         96,339        195,124      1,802,609          4,503            687
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      96,150        154,613             --         15,259        215,763      1,462,654          4,486            666
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      74,745         94,022             --           (723)        98,049        336,053             --          1,000

      33,130        445,292             --         53,754        351,128      3,180,567         47,421          3,392
        (137)          (114)            --             --         (3,195)        (3,645)           (14)            --
      (7,788)        (2,710)            --         (1,977)      (349,351)      (398,857)            --             --

     (22,002)      (126,650)            --       (478,118)      (506,860)    (3,727,899)        (4,991)            --
          --             --             --             --        (77,477)       (60,300)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      77,948        409,840             --       (427,064)      (487,706)      (674,081)        42,416          4,392
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     174,098        564,453             --       (411,805)      (271,943)       788,573         46,902          5,058



     564,453             --             --        411,805      8,019,177      7,230,604          5,058             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    738,551   $    564,453   $         --   $         --   $  7,747,234   $  8,019,177   $     51,960   $      5,058
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                           MERRILL LYNCH GLOBAL
                                                   GROWTH AND                    MID-CAP VALUE            ALLOCATION V.I. FUND -
                                                INCOME PORTFOLIO                   PORTFOLIO                    CLASS III
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $        349   $        223   $       (653)  $         72   $         23   $         29
  Realized gain (loss) ..................         2,795            245          4,560            605              1             --
  Change in unrealized gain (loss)
    on investments ......................        22,826          7,599         13,646          4,001            113             46
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        25,970          8,067         17,553          4,678            137             75
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........            --           (331)            --          2,000             --          1,000
  Participant transfers from other
    funding options .....................       168,622         89,380         99,528         67,127             --             --
  Administrative charges ................           (17)            (4)           (18)            --             --             --
  Contract surrenders ...................        (4,433)            --             --             --             --             --
  Participant transfers to other
    funding options .....................            --         (4,012)       (33,585)        (7,435)            --             --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       164,172         85,033         65,925         61,692             --          1,000
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       190,142         93,100         83,478         66,370            137          1,075


NET ASSETS:
    Beginning of year ...................        93,100             --         66,370             --          1,075             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    283,242   $     93,100   $    149,848   $     66,370   $      1,211   $      1,075
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      MERRILL LYNCH VALUE            DIVIDEND GROWTH
      OPPORTUNITIES V.I.               PORTFOLIO -              EQUITY PORTFOLIO -               S&P 500 INDEX
       FUND - CLASS III                  CLASS Y                     CLASS Y                  PORTFOLIO - CLASS Y
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$        (15)  $         --   $        588   $          3   $       (841)  $         (8)  $     (8,794)  $       (513)
         322             --             72             --            229             --            716             85

        (166)            68         17,301             93         18,375            169        100,231         10,128
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


         141             68         17,961             96         17,763            161         92,153          9,700
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


          --          1,000        165,477          1,000        121,104          2,000        779,958        152,500

          --             --        194,041             --         34,746             --        164,903         29,112
          --             --            (11)            --             (2)            --            (31)            --
          --             --           (552)            --           (381)            --         (1,819)            --

          --             --        (25,228)            --         (1,914)            --           (512)          (324)
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


          --          1,000        333,727          1,000        153,553          2,000        942,499        181,288
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

         141          1,068        351,688          1,096        171,316          2,161      1,034,652        190,988



       1,068             --          1,096             --          2,161             --        190,988             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$      1,209   $      1,068   $    352,784   $      1,096   $    173,477   $      2,161   $  1,225,640   $    190,988
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 OPPENHEIMER MAIN
                                                 STREET FUND/VA -          REAL RETURN PORTFOLIO -       TOTAL RETURN PORTFOLIO -
                                                  SERVICE SHARES            ADMINISTRATIVE CLASS           ADMINISTRATIVE CLASS
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $       (103)  $         --   $     (2,056)  $       (161)  $    113,055   $    370,947
  Realized gain (loss) ..................             3             --         17,342            828        462,008        329,622
  Change in unrealized gain (loss)
    on investments ......................         1,905             --         12,466            (17)       204,863        154,304
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         1,805             --         27,752            650        779,926        854,873
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         3,500             --         (2,208)         2,000        198,250      1,352,417
  Participant transfers from other
    funding options .....................        29,803             --      1,050,978         69,526      2,604,604      8,693,453
  Administrative charges ................            (2)            --            (35)            (1)        (6,160)        (7,042)
  Contract surrenders ...................            --             --        (46,015)          (427)    (1,340,470)    (1,953,762)
  Participant transfers to other
    funding options .....................            --             --       (462,775)        (4,596)    (3,872,863)    (6,707,240)
  Other payments to participants ........            --             --             --             --       (226,489)      (355,970)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        33,301             --        539,945         66,502     (2,643,128)     1,021,856
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        35,106             --        567,697         67,152     (1,863,202)     1,876,729


NET ASSETS:
    Beginning of year ...................            --             --         67,152             --     24,562,833     22,686,104
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $     35,106   $         --   $    634,849   $     67,152   $ 22,699,631   $ 24,562,833
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                     PUTNAM VT
    PUTNAM VT DISCOVERY         PUTNAM VT INTERNATIONAL              SMALL CAP
  GROWTH FUND - CLASS IB         EQUITY FUND - CLASS IB        VALUE FUND - CLASS IB
          SHARES                         SHARES                        SHARES                ALL CAP FUND - CLASS I
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (3,110)  $     (2,808)  $       (450)  $     (8,568)  $    (24,203)  $    (15,921)  $   (185,287)  $   (186,960)
       1,718         (5,139)        61,204        128,321        127,386          6,064        276,233        (82,511)

      14,777         61,169        208,396        265,172        406,086        607,364      1,276,554      5,610,344
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      13,385         53,222        269,150        384,925        509,269        597,507      1,367,500      5,340,873
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       4,744             --         56,700         38,731        122,272         66,811        620,402        390,953

       7,207         63,022        405,883      3,081,978        456,826        911,865      2,357,279      3,190,905
        (134)          (116)          (344)          (308)          (611)          (575)        (6,625)        (6,327)
      (7,850)       (11,401)       (54,234)       (23,061)      (209,368)      (124,080)    (1,570,491)      (998,015)

      (6,790)       (46,461)      (324,717)    (4,503,131)      (221,765)      (550,384)      (858,946)      (899,104)
          --             --          1,022         (3,246)      (104,729)        (1,859)      (419,152)       (39,662)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      (2,823)         5,044         84,310     (1,409,037)        42,625        301,778        122,467      1,638,750
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      10,562         58,266        353,460     (1,024,112)       551,894        899,285      1,489,967      6,979,623



     226,077        167,811      1,745,937      2,770,049      2,094,585      1,195,300     20,399,901     13,420,278
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    236,639   $    226,077   $  2,099,397   $  1,745,937   $  2,646,479   $  2,094,585   $ 21,889,868   $ 20,399,901
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                HIGH YIELD BOND               INVESTORS FUND -               LARGE CAP GROWTH
                                                 FUND - CLASS I                    CLASS I                    FUND - CLASS I
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    137,290   $     82,306   $      8,433   $      7,340   $     (8,359)  $     (1,099)
  Realized gain (loss) ..................        10,612          5,503        173,242       (347,903)         1,332          1,460
  Change in unrealized gain (loss)
    on investments ......................        68,090        111,490      1,805,692      5,843,233         40,033         22,407
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       215,992        199,299      1,987,367      5,502,670         33,006         22,768
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       452,529        411,682        200,580        532,331        548,041        148,435
  Participant transfers from other
    funding options .....................       725,649        585,641      1,098,050      1,668,215        259,705        102,297
  Administrative charges ................          (407)          (257)        (7,070)        (7,494)           (77)           (38)
  Contract surrenders ...................       (79,019)       (54,148)    (1,323,614)    (1,038,801)        (1,893)            --
  Participant transfers to other
    funding options .....................      (120,062)       (54,921)    (1,027,034)    (1,411,407)       (17,609)       (17,920)
  Other payments to participants ........       (24,214)       (28,177)      (335,460)      (129,868)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       954,476        859,820     (1,394,548)      (387,024)       788,167        232,774
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,170,468      1,059,119        592,819      5,115,646        821,173        255,542


NET ASSETS:
    Beginning of year ...................     1,694,187        635,068     23,488,938     18,373,292        265,864         10,322
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,864,655   $  1,694,187   $ 24,081,757   $ 23,488,938   $  1,087,037   $    265,864
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                             SCUDDER INTERNATIONAL
       SMALL CAP GROWTH              STRATEGIC BOND               GROWTH AND INCOME              SELECT EQUITY
        FUND - CLASS I               FUND - CLASS I              PORTFOLIO - CLASS B          PORTFOLIO - CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (61,720)  $    (28,728)  $    220,536   $    179,575   $     (3,127)  $        (86)  $    (10,801)  $       (593)
      59,824        (77,912)       129,712        117,896          1,500              2            384             94

     619,509        860,940        (46,319)        73,490         35,481          1,230        184,344         18,513
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     617,613        754,300        303,929        370,961         33,854          1,146        173,927         18,014
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,314,709        435,869      1,350,205        619,997        289,670         19,117      1,039,059        206,635

     863,730      1,209,696      1,269,266      1,195,303         98,615             --        262,980            689
        (706)          (556)          (599)          (468)           (11)            --            (51)            --
    (196,768)      (163,205)      (292,537)      (193,712)          (786)            --             --             --

    (461,074)      (524,830)      (160,683)      (314,850)          (315)            --         (5,316)            --
     (26,678)            --        (39,304)       (11,477)       (16,666)            --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,493,213        956,974      2,126,348      1,294,793        370,507         19,117      1,296,672        207,324
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   2,110,826      1,711,274      2,430,277      1,665,754        404,361         20,263      1,470,599        225,338



   3,154,585      1,443,311      4,507,856      2,842,102         20,263             --        225,338             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  5,265,411   $  3,154,585   $  6,938,133   $  4,507,856   $    424,624   $     20,263   $  1,695,937   $    225,338
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                 DISCIPLINED
                                              CONVERTIBLE SECURITIES               MID CAP                   EQUITY INCOME
                                                    PORTFOLIO                  STOCK PORTFOLIO                 PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    110,586   $    239,508   $   (119,074)  $    (96,653)  $    (40,354)  $   (177,364)
  Realized gain (loss) ..................       151,681        (94,409)       482,603       (107,565)     2,470,669       (307,321)
  Change in unrealized gain (loss)
    on investments ......................       474,493      3,032,271      1,139,980      2,726,965      1,035,864     10,296,865
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       736,760      3,177,370      1,503,509      2,522,747      3,466,179      9,812,180
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       191,321        143,303         24,565        128,215        522,829        696,629
  Participant transfers from other
    funding options .....................     1,104,191      2,729,454        767,533      1,170,515      3,340,099      3,679,410
  Administrative charges ................        (2,948)        (3,121)        (3,084)        (2,990)       (12,002)       (12,379)
  Contract surrenders ...................      (945,781)      (958,382)      (587,774)      (585,369)    (3,719,088)    (2,475,918)
  Participant transfers to other
    funding options .....................    (1,008,518)    (2,242,020)      (549,434)      (724,564)    (1,739,481)    (1,893,643)
  Other payments to participants ........      (205,290)      (196,241)       (97,603)       (89,893)      (807,562)      (367,877)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (867,025)      (527,007)      (445,797)      (104,086)    (2,415,205)      (373,778)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      (130,265)     2,650,363      1,057,712      2,418,661      1,050,974      9,438,402


NET ASSETS:
    Beginning of year ...................    15,945,934     13,295,571     10,432,660      8,013,999     43,574,924     34,136,522
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 15,815,669   $ 15,945,934   $ 11,490,372   $ 10,432,660   $ 44,625,898   $ 43,574,924
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      FEDERATED HIGH                FEDERATED STOCK                                           LAZARD INTERNATIONAL
      YIELD PORTFOLIO                  PORTFOLIO                 LARGE CAP PORTFOLIO            STOCK PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    845,137   $    833,940   $      1,341   $      6,417   $   (168,265)  $   (251,105)  $     21,897   $     44,801
    (150,694)      (346,301)        32,408       (190,358)      (895,100)    (1,457,689)       248,178       (153,690)

     562,188      2,083,869        719,673      2,023,428      2,403,613      6,918,985      1,403,493      2,709,950
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,256,631      2,571,508        753,422      1,839,487      1,340,248      5,210,191      1,673,568      2,601,061
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      26,612        294,122          3,590         35,802        880,801        456,244        242,846         69,202

   1,339,647      3,151,463        348,205        374,496        775,229      1,633,131        982,775      2,703,361
      (3,400)        (3,586)        (1,988)        (2,190)       (10,231)       (11,385)        (3,485)        (3,649)
  (1,469,783)      (946,556)      (595,089)      (417,716)    (1,431,458)    (1,568,740)      (809,124)      (702,953)

  (1,307,229)    (1,760,418)      (354,614)      (497,769)    (1,556,035)    (1,541,643)      (646,602)    (3,266,509)
    (299,405)      (107,710)      (200,994)        14,950       (477,009)      (135,751)      (153,337)       (97,580)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (1,713,558)       627,315       (800,890)      (492,427)    (1,818,703)    (1,168,144)      (386,927)    (1,298,128)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (456,927)     3,198,823        (47,468)     1,347,060       (478,455)     4,042,047      1,286,641      1,302,933



  15,191,811     11,992,988      8,939,426      7,592,366     27,826,180     23,784,133     12,187,431     10,884,498
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 14,734,884   $ 15,191,811   $  8,891,958   $  8,939,426   $ 27,347,725   $ 27,826,180   $ 13,474,072   $ 12,187,431
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                MERRILL LYNCH
                                                LARGE CAP CORE                   MFS EMERGING                 MFS MID CAP
                                                  PORTFOLIO                    GROWTH PORTFOLIO             GROWTH PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (18,334)  $    (13,703)  $   (201,136)  $   (189,801)  $   (202,462)  $   (175,737)
  Realized gain (loss) ..................      (115,508)      (130,124)    (1,577,602)    (2,235,323)    (1,237,340)    (2,114,174)
  Change in unrealized gain (loss)
    on investments ......................       412,744        486,712      3,298,618      5,689,998      3,145,185      6,070,240
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       278,902        342,885      1,519,880      3,264,874      1,705,383      3,780,329
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        12,810         25,647         50,566        221,340         87,728        116,733
  Participant transfers from other
    funding options .....................        35,040         70,374        369,271        558,145        687,834      1,345,252
  Administrative charges ................          (521)          (591)        (6,028)        (7,054)        (6,469)        (7,193)
  Contract surrenders ...................      (227,217)      (106,956)      (691,634)      (906,734)      (902,207)      (671,863)
  Participant transfers to other
    funding options .....................       (66,553)       (73,289)    (1,061,131)      (906,820)      (881,113)    (1,307,229)
  Other payments to participants ........       (31,038)        (6,708)      (147,278)       (90,468)      (162,640)      (100,183)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (277,479)       (91,523)    (1,486,234)    (1,131,591)    (1,176,867)      (624,483)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets         1,423        251,362         33,646      2,133,283        528,516      3,155,846


NET ASSETS:
    Beginning of year ...................     2,129,640      1,878,278     14,778,757     12,645,474     14,396,255     11,240,409
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,131,063   $  2,129,640   $ 14,812,403   $ 14,778,757   $ 14,924,771   $ 14,396,255
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                 SOCIAL AWARENESS             TRAVELERS QUALITY
    MFS VALUE PORTFOLIO          PIONEER FUND PORTFOLIO          STOCK PORTFOLIO                BOND PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$        466   $         --   $        (15)  $         65   $         (4)  $         --   $  1,401,510   $  1,711,068
         472             --              9              1             --             --         15,647        240,539

       1,529             --          1,102            439            254             --       (583,954)       793,533
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       2,467             --          1,096            505            250             --        833,203      2,745,140
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


         952             --             --          1,000          3,000             --        248,881        886,374

      51,685             --          5,778          5,102             --             --        996,442      8,113,793
          (2)            --            (12)            --             --             --        (10,169)       (11,822)
      (1,262)            --             --             --             --             --     (3,408,342)    (3,346,348)

          --             --             --             --             --             --     (4,557,327)    (7,260,134)
          --             --             --             --             --             --     (1,389,185)      (384,126)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      51,373             --          5,766          6,102          3,000             --     (8,119,700)    (2,002,263)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      53,840             --          6,862          6,607          3,250             --     (7,286,497)       742,877



          --             --          6,607             --             --             --     50,754,674     50,011,797
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$     53,840   $         --   $     13,469   $      6,607   $      3,250   $         --   $ 43,468,177   $ 50,754,674
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                             ACTIVE INTERNATIONAL            CORE PLUS FIXED
                                                U.S. GOVERNMENT              ALLOCATION PORTFOLIO,          INCOME PORTFOLIO -
                                              SECURITIES PORTFOLIO                  CLASS I                      CLASS II
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $        458   $         --   $         --   $      7,811   $     18,834   $     (1,990)
  Realized gain (loss) ..................             5             --             --        (38,366)         2,151            692
  Change in unrealized gain (loss)
    on investments ......................          (313)            --             --        102,468         12,311          3,968
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........           150             --             --         71,913         33,296          2,670
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         2,000             --             --         76,811      1,006,256        140,827
  Participant transfers from other
    funding options .....................         9,292             --             --         71,871        957,451        208,920
  Administrative charges ................            --             --             --           (168)           (88)            (2)
  Contract surrenders ...................          (177)            --             --        (11,592)        (1,230)            --
  Participant transfers to other
    funding options .....................            --             --             --       (569,515)       (33,955)       (21,887)
  Other payments to participants ........            --             --             --             --        (15,574)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        11,115             --             --       (432,593)     1,912,860        327,858
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        11,265             --             --       (360,680)     1,946,156        330,528


NET ASSETS:
    Beginning of year ...................            --             --             --        360,680        330,528             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $     11,265   $         --   $         --   $         --   $  2,276,684   $    330,528
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      EMERGING MARKETS                                                                          GLOBAL FRANCHISE
     EQUITY PORTFOLIO -             EQUITY AND INCOME              EQUITY GROWTH                  PORTFOLIO -
           CLASS I                 PORTFOLIO - CLASS II         PORTFOLIO - CLASS I             CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (12,029)  $     (6,707)  $    (30,403)  $        273   $    (22,096)  $    (16,722)  $    (29,217)  $     (1,092)
       6,456         (4,608)         4,143          3,968         (3,457)       (23,512)        28,265            542

     298,226        210,742        263,120         31,254        145,461        283,620        296,670         30,954
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     292,653        199,427        236,860         35,495        119,908        243,386        295,718         30,404
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     487,408        133,241      1,734,812        399,701        261,669         59,225      2,150,318        242,204

     447,414        236,785        795,833        200,175        294,967        268,535      1,149,712        114,260
        (172)          (119)           (81)            (1)          (327)          (301)          (108)            (4)
     (68,115)       (32,117)        26,944             --       (175,171)       (13,967)        27,886             --

     (70,270)       (17,650)       (81,866)       (51,488)       (31,765)       (52,792)       (19,209)            (8)
          --             --         (6,571)            --             --        (10,167)        (7,088)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     796,265        320,140      2,469,071        548,387        349,373        250,533      3,301,511        356,452
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,088,918        519,567      2,705,931        583,882        469,281        493,919      3,597,229        386,856



     821,338        301,771        583,882             --      1,445,951        952,032        386,856             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,910,256   $    821,338   $  3,289,813   $    583,882   $  1,915,232   $  1,445,951   $  3,984,085   $    386,856
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  GLOBAL VALUE                    MID CAP                         MID CAP
                                               EQUITY PORTFOLIO -           GROWTH PORTFOLIO -               VALUE PORTFOLIO -
                                                    CLASS I                       CLASS I                         CLASS I
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (23,070)  $    (22,735)  $    (25,521)  $    (14,123)  $    (51,590)  $    (36,708)
  Realized gain (loss) ..................        17,767        (15,764)         7,784        (21,512)        45,427        (23,725)
  Change in unrealized gain (loss)
    on investments ......................       346,279        450,804        323,172        351,618        441,306        917,124
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       340,976        412,305        305,435        315,983        435,143        856,691
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       712,055        143,884        324,644        174,544        386,365        142,282
  Participant transfers from other
    funding options .....................       778,125        324,766        103,789        353,380        387,336        203,609
  Administrative charges ................          (458)          (357)          (453)          (410)          (644)          (620)
  Contract surrenders ...................      (190,997)       (86,178)       (48,915)       (22,748)      (199,237)      (101,746)
  Participant transfers to other
    funding options .....................       (87,205)       (76,546)       (15,290)      (115,699)      (132,013)      (167,491)
  Other payments to participants ........       (44,152)       (10,034)       (25,260)       (11,753)       (64,162)       (16,692)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,167,368        295,535        338,515        377,314        377,645         59,342
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,508,344        707,840        643,950        693,297        812,788        916,033


NET ASSETS:
    Beginning of year ...................     2,049,030      1,341,190      1,332,277        638,980      3,057,553      2,141,520
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,557,374   $  2,049,030   $  1,976,227   $  1,332,277   $  3,870,341   $  3,057,553
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      SMALL COMPANY                                                  U.S. REAL
   GROWTH PORTFOLIO -            TECHNOLOGY PORTFOLIO -          ESTATE PORTFOLIO -                  VALUE
        CLASS II                        CLASS I                       CLASS I                 PORTFOLIO - CLASS I
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (6,600)  $       (541)  $     (5,612)  $     (5,872)  $     (2,359)  $    (24,534)  $    (12,413)  $    (24,435)
      20,724          1,910        (63,804)      (125,329)       197,637         13,919         95,602        (27,782)

      72,941          7,453         54,544        284,178        633,927        518,878        291,335        538,571
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      87,065          8,822        (14,872)       152,977        829,205        508,263        374,524        486,354
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     452,232         39,654          1,783         37,865        936,832        146,064        421,078         48,811

     114,540         42,373         11,838         90,885        680,858        429,973        370,329        238,234
         (16)            --           (147)          (202)          (398)          (358)          (633)          (643)
          --             --         (8,450)       (51,732)      (198,780)       (57,000)       (90,395)      (180,907)

     (11,139)        (2,851)       (88,166)       (67,706)      (650,765)       (84,651)       (82,273)      (142,401)
          --             --        (12,138)       (23,310)       (30,836)       (13,201)       (97,226)       (36,921)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     555,617         79,176        (95,280)       (14,200)       736,911        420,827        520,880        (73,827)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     642,682         87,998       (110,152)       138,777      1,566,116        929,090        895,404        412,527



      87,998             --        469,257        330,480      2,160,632      1,231,542      1,991,556      1,579,029
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    730,680   $     87,998   $    359,105   $    469,257   $  3,726,748   $  2,160,632   $  2,886,960   $  1,991,556
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  AIM CAPITAL                      MFS TOTAL                PIONEER STRATEGIC
                                             APPRECIATION PORTFOLIO            RETURN PORTFOLIO              INCOME PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (35,782)  $    (33,180)  $    913,503   $    567,769   $    145,071   $    205,050
  Realized gain (loss) ..................       (70,764)      (239,720)     2,095,276       (549,365)       (62,176)       (95,018)
  Change in unrealized gain (loss)
    on investments ......................       271,856        857,323      3,583,980      8,839,960        157,713        337,878
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       165,310        584,423      6,592,759      8,858,364        240,608        447,910
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       546,396         78,768      1,702,736        796,565          2,230        (22,419)
  Participant transfers from other
    funding options .....................       263,523        153,883      4,661,517      6,866,958        329,568        165,637
  Administrative charges ................        (1,425)        (1,498)       (17,365)       (18,458)          (589)          (639)
  Contract surrenders ...................      (152,876)      (255,715)    (4,491,081)    (3,912,958)      (397,736)      (318,033)
  Participant transfers to other
    funding options .....................      (206,666)      (241,633)    (2,406,928)    (3,791,878)      (223,706)      (161,334)
  Other payments to participants ........        (8,634)        (6,589)    (1,243,027)      (521,118)       (22,070)       (12,375)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       440,318       (272,784)    (1,794,148)      (580,889)      (312,303)      (349,163)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       605,628        311,639      4,798,611      8,277,475        (71,695)        98,747


NET ASSETS:
    Beginning of year ...................     2,609,658      2,298,019     68,294,882     60,017,407      2,843,015      2,744,268
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,215,286   $  2,609,658   $ 73,093,493   $ 68,294,882   $  2,771,320   $  2,843,015
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       SB ADJUSTABLE
        RATE INCOME                   SMITH BARNEY                 SMITH BARNEY
    PORTFOLIO - CLASS I                AGGRESSIVE              LARGE CAPITALIZATION            STRATEGIC EQUITY
          SHARES                    GROWTH PORTFOLIO             GROWTH PORTFOLIO                 PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$        214   $         39   $   (393,203)  $   (325,862)  $    (45,312)  $    (38,882)  $     (8,091)  $   (372,555)
          90             --        316,370       (193,951)        66,832        (12,650)    (2,344,165)    (3,291,995)

        (483)           (38)     2,316,480      7,125,521        (88,752)     1,096,084      4,632,420     10,824,850
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


        (179)             1      2,239,647      6,605,708        (67,232)     1,044,552      2,280,164      7,160,300
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      40,345          1,000        339,296        403,461         44,196         29,081         39,399        129,496

      84,201         12,700      2,040,654      3,370,864        809,699      1,520,546        285,386        760,787
          (5)            --         (7,461)        (7,568)        (1,321)          (994)       (10,415)       (11,783)
      (2,015)            --     (1,428,071)    (1,346,475)      (176,796)      (127,076)    (1,423,930)    (1,616,728)

     (28,361)            --       (906,742)    (1,421,106)      (402,044)      (236,087)    (1,872,008)    (1,643,695)
          --             --       (220,223)      (107,067)       (91,782)        (1,274)      (628,618)      (298,098)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      94,165         13,700       (182,547)       892,109        181,952      1,184,196     (3,610,186)    (2,680,021)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      93,986         13,701      2,057,100      7,497,817        114,720      2,228,748     (1,330,022)     4,480,279



      13,701             --     27,311,284     19,813,467      4,227,441      1,998,693     29,453,166     24,972,887
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    107,687   $     13,701   $ 29,368,384   $ 27,311,284   $  4,342,161   $  4,227,441   $ 28,123,144   $ 29,453,166
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                     COMSTOCK                      COMSTOCK                   EMERGING GROWTH
                                               PORTFOLIO - CLASS I           PORTFOLIO - CLASS II           PORTFOLIO - CLASS I
                                                      SHARES                        SHARES                         SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (1,669)  $     (1,279)  $   (143,832)  $    (69,185)  $    (10,937)  $    (11,791)
  Realized gain (loss) ..................         6,522         (3,407)       100,487       (133,469)       (71,943)      (200,818)
  Change in unrealized gain (loss)
    on investments ......................        59,987         93,061      2,639,576      2,699,304        126,129        403,042
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        64,840         88,375      2,596,231      2,496,650         43,249        190,433
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........            --             --      4,416,879      1,446,633             --             --
  Participant transfers from other
    funding options .....................        46,833         69,631      3,716,381      2,783,162            108          6,516
  Administrative charges ................          (113)           (64)        (2,495)        (2,220)          (649)          (793)
  Contract surrenders ...................        (8,768)        (3,930)      (941,568)      (307,637)       (46,680)       (20,466)
  Participant transfers to other
    funding options .....................       (28,418)       (63,830)      (498,748)    (1,486,194)       (51,296)      (167,040)
  Other payments to participants ........            --        (11,294)      (198,882)            --             --        (12,653)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         9,534         (9,487)     6,491,567      2,433,744        (98,517)      (194,436)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        74,374         78,888      9,087,798      4,930,394        (55,268)        (4,003)


NET ASSETS:
    Beginning of year ...................       402,475        323,587     12,633,754      7,703,360        848,144        852,147
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    476,849   $    402,475   $ 21,721,552   $ 12,633,754   $    792,876   $    848,144
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      EMERGING GROWTH                  ENTERPRISE                    ENTERPRISE                    GOVERNMENT
   PORTFOLIO - CLASS II           PORTFOLIO - CLASS I           PORTFOLIO - CLASS II          PORTFOLIO - CLASS I
          SHARES                         SHARES                        SHARES                        SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (60,972)  $    (37,483)  $     (7,317)  $     (6,195)  $    (15,166)  $     (7,986)  $     47,278   $     69,855
      (6,618)      (141,910)       (39,602)      (150,794)        (1,294)       (11,627)         6,369         23,173

     323,138        735,743         65,067        312,917         54,624        163,328        (19,622)       (86,050)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     255,548        556,350         18,148        155,928         38,164        143,715         34,025          6,978
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,353,798        384,896             --             --         95,731         44,530             --             --

     680,044        523,991            102         10,507        351,295        238,506         25,885         72,250
        (612)          (669)          (326)          (392)          (156)          (169)          (265)          (317)
    (289,714)       (33,946)       (11,439)       (14,359)       (46,887)       (37,834)      (285,190)      (105,769)

    (191,204)      (613,004)       (37,682)      (124,810)       (22,371)       (19,887)       (17,291)      (627,296)
      (9,203)       (17,715)            --         (9,173)       (53,862)            --        (34,397)       (18,546)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,543,109        243,553        (49,345)      (138,227)       323,750        225,146       (311,258)      (679,678)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,798,657        799,903        (31,197)        17,701        361,914        368,861       (277,233)      (672,700)



   3,091,250      2,291,347        762,367        744,666        887,887        519,026      1,518,563      2,191,263
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  4,889,907   $  3,091,250   $    731,170   $    762,367   $  1,249,801   $    887,887   $  1,241,330   $  1,518,563
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   GOVERNMENT                     GROWTH AND                    GROWTH AND
                                              PORTFOLIO - CLASS II            INCOME PORTFOLIO -            INCOME PORTFOLIO -
                                                     SHARES                     CLASS I SHARES               CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    219,352   $    172,749   $     (6,369)  $     (5,679)  $    (69,499)  $    (39,490)
  Realized gain (loss) ..................       (15,594)         4,760         15,235        (15,160)        63,021        (20,884)
  Change in unrealized gain (loss)
    on investments ......................       (47,338)      (190,577)       180,253        344,657        981,474      1,210,254
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       156,420        (13,068)       189,119        323,818        974,996      1,149,880
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       349,063        588,498             --             --      1,729,970        881,819
  Participant transfers from other
    funding options .....................       580,567      1,738,511         12,824        112,259      1,616,650      1,000,022
  Administrative charges ................        (1,379)        (1,581)          (438)          (470)        (1,458)        (1,226)
  Contract surrenders ...................      (451,452)      (202,200)       (74,880)      (133,002)      (290,506)      (186,611)
  Participant transfers to other
    funding options .....................      (613,118)      (999,501)          (122)       (60,870)      (273,069)      (267,955)
  Other payments to participants ........      (184,896)        (2,061)       (19,627)       (33,905)      (148,943)       (51,511)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (321,215)     1,121,666        (82,243)      (115,988)     2,632,644      1,374,538
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      (164,795)     1,108,598        106,876        207,830      3,607,640      2,524,418


NET ASSETS:
    Beginning of year ...................     7,089,802      5,981,204      1,518,264      1,310,434      6,191,179      3,666,761
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  6,925,007   $  7,089,802   $  1,625,140   $  1,518,264   $  9,798,819   $  6,191,179
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       MONEY MARKET                   MONEY MARKET                  CONTRAFUND(R)                 DYNAMIC CAPITAL
    PORTFOLIO - CLASS I           PORTFOLIO - CLASS II          PORTFOLIO - SERVICE         APPRECIATION PORTFOLIO -
           SHARES                        SHARES                       CLASS 2                   SERVICE CLASS 2
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (11,173)  $    (18,668)  $    (48,151)  $    (71,644)  $   (177,138)  $    (99,774)  $     (4,724)  $     (2,698)
          --             --             --             --         89,574        (69,742)        10,248            883

          --             --             --             --      1,941,627      2,317,599         (8,293)        45,664
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (11,173)       (18,668)       (48,151)       (71,644)     1,854,063      2,148,083         (2,769)        43,849
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


          --          3,857      1,582,393        777,044      1,798,052      1,424,186             --         21,146

      33,593        347,164      1,834,864      2,045,133      3,246,183      1,875,878        153,977        131,478
        (246)          (481)          (677)        (1,001)        (4,315)        (3,910)          (131)           (67)
     (48,887)      (488,513)      (157,816)      (444,702)      (735,213)      (458,315)       (76,326)        (3,931)

     (64,420)      (461,682)    (2,866,314)    (3,246,790)      (560,655)      (870,806)       (37,221)        (8,987)
    (147,406)            --       (113,793)       (78,641)      (134,328)       (10,940)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (227,366)      (599,655)       278,657       (948,957)     3,609,724      1,956,093         40,299        139,639
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (238,539)      (618,323)       230,506     (1,020,601)     5,463,787      4,104,176         37,530        183,488



   1,885,781      2,504,104      5,520,668      6,541,269     11,493,606      7,389,430        330,830        147,342
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,647,242   $  1,885,781   $  5,751,174   $  5,520,668   $ 16,957,393   $ 11,493,606   $    368,360   $    330,830
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                            MID CAP PORTFOLIO - SERVICE
                                                      CLASS 2                         COMBINED
                                           -----------------------------   -----------------------------
                                                 2004            2003            2004            2003
                                                 ----            ----            ----            ----
OPERATIONS:
  Net investment income (loss) ..........  $    (162,989)  $     (77,225)  $     723,124   $   1,010,363
  Realized gain (loss) ..................        204,040          45,484        (111,740)    (20,978,829)
  Change in unrealized gain (loss)
    on investments ......................      2,466,094       2,241,295      63,895,144     150,685,516
                                           -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets
      resulting from operations .........      2,507,145       2,209,554      64,506,528     130,717,050
                                           -------------   -------------   -------------   -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........      1,960,412         846,638      47,750,788      36,226,201
  Participant transfers from other
    funding options .....................      3,395,069       2,288,853      75,064,400     117,371,560
  Administrative charges ................         (1,871)         (1,474)       (216,375)       (230,889)
  Contract surrenders ...................       (524,498)       (346,799)    (51,976,349)    (48,377,280)
  Participant transfers to other
    funding options .....................     (1,191,707)     (1,001,065)    (69,780,252)   (113,980,330)
  Other payments to participants ........        (87,066)        (46,372)    (12,599,491)     (6,456,418)
                                           -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      3,550,339       1,739,781     (11,757,279)    (15,447,156)
                                           -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets      6,057,484       3,949,335      52,749,249     115,269,894


NET ASSETS:
    Beginning of year ...................      9,004,789       5,055,454     751,758,164     636,488,270
                                           -------------   -------------   -------------   -------------
    End of year .........................  $  15,062,273   $   9,004,789   $ 804,507,412   $ 751,758,164
                                           =============   =============   =============   =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund ABD for Variable Annuities ("Fund ABD") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Fund ABD is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund ABD includes The Travelers Life & Annuity Access Annuity, Travelers Life & Annuity Access Select Annuity, Travelers Portfolio Architect Annuity, Travelers Portfolio Architect Select Annuity, Travelers Premier Advisers Annuity, Travelers Premier Advisers II Annuity, and Travelers Life & Annuity Premier Advisers III products.

Participant purchase payments applied to Fund ABD are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Fund ABD were:

   Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
     Company
   High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company Managed Assets Trust, Massachusetts business trust, Affiliate of The Company Money Market Portfolio, Massachusetts business trust, Affiliate of The
     Company
   AIM Variable Insurance Funds, Inc., Delaware business trust
       AIM V.I. Premier Equity Fund - Series I
   AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
       AllianceBernstein Premier Growth Portfolio - Class B
   American Funds Insurance Series, Massachusetts business trust
       Global Growth Fund - Class 2 Shares
       Growth Fund - Class 2 Shares
       Growth-Income Fund - Class 2 Shares
   Credit Suisse Trust, Massachusetts business trust
       Credit Suisse Trust Emerging Markets Portfolio
   Delaware VIP Trust, Maryland business trust
       Delaware VIP REIT Series - Standard Class
   Dreyfus Variable Investment Fund, Maryland business trust
       Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial
         Shares
       Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial
         Shares
   Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
       Mutual Shares Securities Fund - Class 2 Shares
       Templeton Developing Markets Securities Fund - Class 2 Shares
       Templeton Foreign Securities Fund - Class 2 Shares
       Templeton Growth Securities Fund - Class 2 Shares
   Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
     Company
       Appreciation Portfolio
       Diversified Strategic Income Portfolio
       Equity Index Portfolio - Class II Shares
       Fundamental Value Portfolio
       Salomon Brothers  Variable  Aggressive Growth Fund - Class I Shares
         (Formerly Salomon Brothers Variable Emerging Growth Fund - Class I Shares)
       Salomon Brothers Variable Growth & Income Fund - Class I Shares
   Janus Aspen Series, Delaware business trust
       Balanced Portfolio - Service Shares
       Capital Appreciation Portfolio - Service Shares
       Global Life Sciences Portfolio - Service Shares
       Global Technology Portfolio - Service Shares
       Mid Cap Value Portfolio - Service Shares
       Worldwide Growth Portfolio - Service Shares
   Lazard Retirement Series, Inc., Massachusetts business trust
       Lazard Retirement Small Cap Portfolio
   Lord Abbett Series Fund, Inc., Maryland business trust
       Growth and Income Portfolio
       Mid-Cap Value Portfolio

   Merrill Lynch Variable Series Funds, Inc., Maryland business trust
       Merrill Lynch Global Allocation V.I. Fund - Class III
       Merrill Lynch Value Opportunities V.I. Fund - Class III (Formerly Merrill
         Lynch Small Cap Value V.I. Fund - Class III)
   Morgan Stanley Variable Investment Series, Massachusetts business trust
       Dividend Growth Portfolio - Class Y
       Equity Portfolio - Class Y
       S&P 500 Index Portfolio - Class Y
   Oppenheimer Variable Account Funds, Massachusetts business trust
       Oppenheimer Main Street Fund/VA - Service Shares
   PIMCO Variable Insurance Trust, Massachusetts business trust
       Real Return Portfolio - Administrative Class
       Total Return Portfolio - Administrative Class
   Putnam Variable Trust, Massachusetts business trust
       Putnam VT Discovery Growth Fund - Class IB Shares
       Putnam VT International Equity Fund - Class IB Shares
       Putnam VT Small Cap Value Fund - Class IB Shares
   Salomon Brothers Variable Series Funds Inc., Maryland business trust,
     Affiliate of The Company
       All Cap Fund - Class I
       High Yield Bond Fund - Class I
       Investors Fund - Class I
       Large Cap Growth Fund - Class I
       Small Cap Growth Fund - Class I
       Strategic Bond Fund - Class I
   Scudder Variable Series I, Massachusetts business trust
       Growth and Income Portfolio - Class B
   Scudder Variable Series II, Massachusetts business trust
       Scudder International Select Equity Portfolio - Class B
   The Travelers Series Trust, Massachusetts business trust, Affiliate of The
     Company
       Convertible Securities Portfolio
       Disciplined Mid Cap Stock Portfolio
       Equity Income Portfolio
       Federated High Yield Portfolio
       Federated Stock Portfolio
       Large Cap Portfolio
       Lazard International Equity Portfolio
       Lazard International Stock Portfolio
       Merrill Lynch Large Cap Core Portfolio
       MFS Emerging Growth Portfolio
       MFS Mid Cap Growth Portfolio
       MFS Value Portfolio
       Pioneer Fund Portfolio
       Social Awareness Stock Portfolio
       Travelers Quality Bond Portfolio
       U.S. Government Securities Portfolio
   The Universal Institutional Funds, Inc., Maryland business trust
       Core Plus Fixed Income Portfolio - Class II
       Emerging Markets Equity Portfolio - Class I
       Equity and Income Portfolio - Class II
       Equity Growth Portfolio, Class I
       Global Franchise Portfolio - Class II Shares
       Global Value Equity Portfolio - Class I
       Mid Cap Growth Portfolio - Class I
       Mid Cap Value Portfolio - Class I (Formerly U.S. Mid Cap Core Portfolio,
         Class I)
       Small Company Growth Portfolio - Class II

   The Universal Institutional Funds, Inc., Maryland business trust (continued)
       Technology Portfolio - Class I
       U.S. Real Estate Securities Portfolio - Class I
       Value Portfolio, Class I
   Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
       AIM Capital Appreciation Portfolio
       MFS Total Return Portfolio
       Pioneer Strategic Income Portfolio
       SB Adjustable Rate Income Portfolio - Class I Shares
       Smith Barney Aggressive Growth Portfolio
       Smith Barney Large Capitalization Growth Portfolio
       Strategic Equity Portfolio
   Van Kampen Life Investment Trust, Delaware business trust
       Comstock Portfolio Class I Shares
       Comstock Portfolio Class II Shares
       Emerging Growth Portfolio Class I Shares
       Emerging Growth Portfolio Class II Shares
       Enterprise Portfolio Class I Shares
       Enterprise Portfolio Class II Shares
       Government Portfolio Class I Shares
       Government Portfolio Class II Shares
       Growth and Income Portfolio Class I Shares
       Growth and Income Portfolio Class II Shares
       Money Market Portfolio Class I Shares
       Money Market Portfolio Class II Shares
   Variable Insurance Products Fund II, Massachusetts business trust
       Contrafund(R) Portfolio - Service Class 2
   Variable Insurance Products Fund III, Massachusetts business trust
       Dynamic Capital Appreciation Portfolio - Service Class 2
       Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund ABD in the preparation of its financial statements.

Effective April 30, 2003, The Janus Aspen Series: Strategic Value Portfolio - Service Shares were merged into the Janus Aspen Series: Mid Cap Value Portfolio
- Service Shares. At the effective date, Fund ABD held 52,531 shares of Strategic Value Portfolio - Service Shares having a market value of $384,634.38 which were exchanged for 38,306 shares of Mid Cap Value Portfolio - Service Shares in equal value.

Effective October 31, 2003, The Universal Institutional Funds, Inc.: Active International Allocation Portfolio, Class I was liquidated. At the effective date, Fund ABD held 61,115 shares of Active International Allocation Portfolio - Class I having a market value of $430,249, which were used to purchase 28,556 shares of Van Kampen Life Investment Trust: Money Market Portfolio - Class I Shares and 401,693 shares of Van Kampen Life Investment Trust: Money Market Portfolio - Class II Shares in equal value.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Fund ABD form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund ABD. Fund ABD is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Fund ABD adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $115,486,892 and $120,665,646, respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $795,270,141 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $64,060,082. Gross unrealized depreciation for all investments at December 31, 2004 was $54,842,891.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
  - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)
  - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner
    (GMAB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                    ABD
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Asset-based Charges
                                                                       -------------------------------------------------------------
                                                                                             Optional Features
    Separate Account Charge (1)                                                           --------------------------------   Total
     (as identified in Note 5)      Product                              M&E       ADM       E.S.P.     GMWB       GMAB      Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%       Access                              1.25%     0.15%                                      1.40%
                                    Access Select                       1.25%     0.15%                                      1.40%
                                    Portfolio Architect                 1.25%     0.15%                                      1.40%
                                    Portfolio Architect Select          1.25%     0.15%                                      1.40%
                                    Premier Advisers                    1.25%     0.15%                                      1.40%

Separate Account Charge 1.50%       Premier Advisers II                 1.35%     0.15%                                      1.50%

Separate Account Charge 1.60%       Portfolio Architect                 1.25%     0.15%      0.20%                           1.60%
                                    Portfolio Architect Select          1.25%     0.15%      0.20%                           1.60%
                                    Premier Advisers                    1.25%     0.15%      0.20%                           1.60%
                                    Premier Advisers III                1.45%     0.15%                                      1.60%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                    ABD
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Asset-based Charges
                                                                       -------------------------------------------------------------
                                                                                             Optional Features
    Separate Account Charge (1)                                                           --------------------------------   Total
     (as identified in Note 5)      Product                              M&E       ADM       E.S.P.     GMWB       GMAB      Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.70%       Premier Advisers II                 1.35%     0.15%      0.20%                           1.70%

Separate Account Charge 1.75%       Premier Advisers III                1.45%     0.15%      0.15%                           1.75%

Separate Account Charge 1.80%       Portfolio Architect                 1.25%     0.15%                 0.40%                1.80%

Separate Account Charge 1.90%       Premier Advisers II                 1.35%     0.15%                 0.40%                1.90%

Separate Account Charge 2.00%       Portfolio Architect                 1.25%     0.15%      0.20%      0.40%                2.00%
                                    Premier Advisers III                1.45%     0.15%                 0.40%                2.00%

Separate Account Charge 2.10%       Premier Advisers III                1.45%     0.15%                           0.50%      2.10%
                                    Premier Advisers II                 1.35%     0.15%      0.20%      0.40%                2.10%

Separate Account Charge 2.15%       Premier Advisers III                1.45%     0.15%      0.15%      0.40%                2.15%

Separate Account Charge 2.25%       Premier Advisers III                1.45%     0.15%      0.15%                0.50%      2.25%

------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participants Purchase Payments when they are received. However, a withdrawal charge will apply, assessed though the redemption of units, if Purchase Payments are withdrawn as noted directly below.

-----------------------------------------------------------------------------------------
Product                       Withdrawal charge (as a percentage of the amount withdrawn)
-----------------------------------------------------------------------------------------
Access                        N/A
Access Select                 N/A
Portfolio Architect           Up to 6% decreasing to 0% in years 8 and later
Portfolio Architect Select    Up to 6% decreasing to 0% in years 8 and later
Premier Advisers              Up to 6% decreasing to 0% in years 8 and later
Premier Advisers II           Up to 6% decreasing to 0% in years 8 and later
Premier Advisers III          Up to 6% decreasing to 0% in years 8 and later
-----------------------------------------------------------------------------------------

Withdrawal charges for ABD include $1,172,889 and $1,212,091 for the years ended December 31, 2004 and 2003, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS" EQUITY

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
Capital Appreciation Fund
    Separate Account Charges 1.40% .................     23,436,958           7,076   $ 1.865        $ 43,721,037          $ 13,201
    Separate Account Charges 1.50% .................             --              --     1.196                  --                --
    Separate Account Charges 1.60% .................         31,319              --     1.851              57,986                --
    Separate Account Charges 1.70% .................             --              --     1.188                  --                --
    Separate Account Charges 1.75% .................             --              --     1.350                  --                --
    Separate Account Charges 1.80% .................         42,057              --     1.492              62,729                --
    Separate Account Charges 1.90% .................             --              --     1.489                  --                --
    Separate Account Charges 2.00% .................          3,676              --     1.486               5,463                --
    Separate Account Charges 2.10% .................             --              --     1.483                  --                --
    Separate Account Charges 2.15% .................             --              --     1.341                  --                --
    Separate Account Charges 2.25% .................             --              --     1.170                  --                --

High Yield Bond Trust
    Separate Account Charges 1.40% .................          1,000              --     1.070               1,071                --
    Separate Account Charges 1.50% .................             --              --     1.069                  --                --
    Separate Account Charges 1.60% .................             --              --     1.068                  --                --
    Separate Account Charges 1.70% .................             --              --     1.068                  --                --
    Separate Account Charges 1.75% .................             --              --     1.067                  --                --
    Separate Account Charges 1.80% .................             --              --     1.067                  --                --
    Separate Account Charges 1.90% .................             --              --     1.066                  --                --
    Separate Account Charges 2.00% .................             --              --     1.066                  --                --
    Separate Account Charges 2.10% .................             --              --     1.065                  --                --
    Separate Account Charges 2.15% .................             --              --     1.065                  --                --
    Separate Account Charges 2.25% .................             --              --     1.076                  --                --

Managed Assets Trust
    Separate Account Charges 1.40% .................        237,059              --     1.078             255,572                --
    Separate Account Charges 1.50% .................             --              --     1.077                  --                --
    Separate Account Charges 1.60% .................             --              --     1.077                  --                --
    Separate Account Charges 1.70% .................             --              --     1.076                  --                --
    Separate Account Charges 1.75% .................             --              --     1.076                  --                --
    Separate Account Charges 1.80% .................             --              --     1.075                  --                --
    Separate Account Charges 1.90% .................             --              --     1.075                  --                --
    Separate Account Charges 2.00% .................             --              --     1.074                  --                --
    Separate Account Charges 2.10% .................             --              --     1.073                  --                --
    Separate Account Charges 2.15% .................             --              --     1.073                  --                --
    Separate Account Charges 2.25% .................             --              --     1.072                  --                --

Money Market Portfolio
    Separate Account Charges 1.40% .................     19,265,493              --     1.175          22,631,336                --
    Separate Account Charges 1.50% .................             --              --     0.988                  --                --
    Separate Account Charges 1.60% .................          2,721              --     1.166               3,173                --
    Separate Account Charges 1.70% .................             --              --     0.982                  --                --
    Separate Account Charges 1.75% .................             --              --     0.987                  --                --
    Separate Account Charges 1.80% .................        258,820              --     0.983             254,468                --
    Separate Account Charges 1.90% .................             --              --     0.981                  --                --
    Separate Account Charges 2.00% .................          4,855              --     0.979               4,756                --
    Separate Account Charges 2.10% .................             --              --     0.978                  --                --
    Separate Account Charges 2.15% .................             --              --     0.980                  --                --
    Separate Account Charges 2.25% .................             --              --     0.995                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 1.40% .................      6,216,851              --   $ 0.668        $  4,151,416          $     --
    Separate Account Charges 1.50% .................             --              --     1.009                  --                --
    Separate Account Charges 1.60% .................            904              --     0.663                 599                --
    Separate Account Charges 1.70% .................             --              --     1.002                  --                --
    Separate Account Charges 1.75% .................             --              --     1.164                  --                --
    Separate Account Charges 1.80% .................             --              --     1.316                  --                --
    Separate Account Charges 1.90% .................             --              --     1.313                  --                --
    Separate Account Charges 2.00% .................             --              --     1.311                  --                --
    Separate Account Charges 2.10% .................             --              --     1.309                  --                --
    Separate Account Charges 2.15% .................             --              --     1.157                  --                --
    Separate Account Charges 2.25% .................             --              --     1.051                  --                --

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.40% .................     14,267,431              --     0.567           8,093,014                --
    Separate Account Charges 1.50% .................             --              --     1.046                  --                --
    Separate Account Charges 1.60% .................         21,674              --     0.563              12,202                --
    Separate Account Charges 1.70% .................             --              --     1.040                  --                --
    Separate Account Charges 1.75% .................             --              --     1.176                  --                --
    Separate Account Charges 1.80% .................         40,490              --     1.335              54,056                --
    Separate Account Charges 1.90% .................             --              --     1.333                  --                --
    Separate Account Charges 2.00% .................          2,628              --     1.330               3,496                --
    Separate Account Charges 2.10% .................             --              --     1.328                  --                --
    Separate Account Charges 2.15% .................             --              --     1.168                  --                --
    Separate Account Charges 2.25% .................             --              --     1.059                  --                --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% .................         10,485              --     1.450              15,201                --
    Separate Account Charges 1.50% .................             --              --     1.447                  --                --
    Separate Account Charges 1.60% .................             --              --     1.445                  --                --
    Separate Account Charges 1.70% .................             --              --     1.443                  --                --
    Separate Account Charges 1.75% .................             --              --     1.345                  --                --
    Separate Account Charges 1.80% .................             --              --     1.440                  --                --
    Separate Account Charges 1.90% .................             --              --     1.438                  --                --
    Separate Account Charges 2.00% .................             --              --     1.435                  --                --
    Separate Account Charges 2.10% .................             --              --     1.433                  --                --
    Separate Account Charges 2.15% .................             --              --     1.337                  --                --
    Separate Account Charges 2.25% .................             --              --     1.114                  --                --
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% .................         27,837              --     1.385              38,542                --
    Separate Account Charges 1.50% .................             --              --     1.382                  --                --
    Separate Account Charges 1.60% .................             --              --     1.380                  --                --
    Separate Account Charges 1.70% .................             --              --     1.378                  --                --
    Separate Account Charges 1.75% .................             --              --     1.272                  --                --
    Separate Account Charges 1.80% .................             --              --     1.375                  --                --
    Separate Account Charges 1.90% .................             --              --     1.373                  --                --
    Separate Account Charges 2.00% .................             --              --     1.371                  --                --
    Separate Account Charges 2.10% .................             --              --     1.369                  --                --
    Separate Account Charges 2.15% .................             --              --     1.264                  --                --
    Separate Account Charges 2.25% .................             --              --     1.086                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
American Funds Insurance Series (continued)
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.40% .................        759,848              --   $ 1.364        $  1,036,305          $     --
    Separate Account Charges 1.50% .................             --              --     1.362                  --                --
    Separate Account Charges 1.60% .................          2,501              --     1.359               3,400                --
    Separate Account Charges 1.70% .................             --              --     1.357                  --                --
    Separate Account Charges 1.75% .................             --              --     1.256                  --                --
    Separate Account Charges 1.80% .................         29,616              --     1.355              40,123                --
    Separate Account Charges 1.90% .................             --              --     1.353                  --                --
    Separate Account Charges 2.00% .................             --              --     1.350                  --                --
    Separate Account Charges 2.10% .................             --              --     1.348                  --                --
    Separate Account Charges 2.15% .................             --              --     1.248                  --                --
    Separate Account Charges 2.25% .................             --              --     1.065                  --                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 1.40% .................      1,952,627              --     1.195           2,332,947                --
    Separate Account Charges 1.50% .................             --              --     1.826                  --                --
    Separate Account Charges 1.60% .................             --              --     1.186                  --                --
    Separate Account Charges 1.70% .................             --              --     1.814                  --                --
    Separate Account Charges 1.75% .................             --              --     1.622                  --                --
    Separate Account Charges 1.80% .................             --              --     1.776                  --                --
    Separate Account Charges 1.90% .................             --              --     1.773                  --                --
    Separate Account Charges 2.00% .................             --              --     1.770                  --                --
    Separate Account Charges 2.10% .................             --              --     1.766                  --                --
    Separate Account Charges 2.15% .................             --              --     1.611                  --                --
    Separate Account Charges 2.25% .................             --              --     1.287                  --                --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.40% .................      4,852,394              --     2.123          10,301,350                --
    Separate Account Charges 1.50% .................             --              --     1.938                  --                --
    Separate Account Charges 1.60% .................         15,208              --     2.107              32,043                --
    Separate Account Charges 1.70% .................             --              --     1.926                  --                --
    Separate Account Charges 1.75% .................             --              --     1.535                  --                --
    Separate Account Charges 1.80% .................         69,845              --     1.768             123,461                --
    Separate Account Charges 1.90% .................             --              --     1.764                  --                --
    Separate Account Charges 2.00% .................             --              --     1.761                  --                --
    Separate Account Charges 2.10% .................             --              --     1.758                  --                --
    Separate Account Charges 2.15% .................             --              --     1.525                  --                --
    Separate Account Charges 2.25% .................             --              --     1.288                  --                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.40% .................      9,090,416              --     1.089           9,896,598                --
    Separate Account Charges 1.50% .................             --              --     1.131                  --                --
    Separate Account Charges 1.60% .................         37,697              --     1.081              40,731                --
    Separate Account Charges 1.70% .................             --              --     1.124                  --                --
    Separate Account Charges 1.75% .................             --              --     1.140                  --                --
    Separate Account Charges 1.80% .................         17,452              --     1.286              22,440                --
    Separate Account Charges 1.90% .................             --              --     1.283                  --                --
    Separate Account Charges 2.00% .................             --              --     1.281                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
Dreyfus Variable Investment Fund (continued)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (continued)
    Separate Account Charges 2.10% .................             --              --   $ 1.279        $         --          $     --
    Separate Account Charges 2.15% .................             --              --     1.133                  --                --
    Separate Account Charges 2.25% .................             --              --     1.023                  --                --
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.40% .................     12,500,426              --     1.244          15,549,844                --
    Separate Account Charges 1.50% .................             --              --     1.345                  --                --
    Separate Account Charges 1.60% .................         16,120              --     1.235              19,901                --
    Separate Account Charges 1.70% .................             --              --     1.336                  --                --
    Separate Account Charges 1.75% .................             --              --     1.304                  --                --
    Separate Account Charges 1.80% .................        134,350              --     1.479             198,686                --
    Separate Account Charges 1.90% .................             --              --     1.476                  --                --
    Separate Account Charges 2.00% .................          6,007              --     1.473               8,851                --
    Separate Account Charges 2.10% .................             --              --     1.471                  --                --
    Separate Account Charges 2.15% .................             --              --     1.296                  --                --
    Separate Account Charges 2.25% .................             --              --     1.094                  --                --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .................        372,994              --     1.158             431,899                --
    Separate Account Charges 1.50% .................             --              --     1.155                  --                --
    Separate Account Charges 1.60% .................          8,844              --     1.152              10,186                --
    Separate Account Charges 1.70% .................             --              --     1.149                  --                --
    Separate Account Charges 1.75% .................             --              --     1.256                  --                --
    Separate Account Charges 1.80% .................             --              --     1.403                  --                --
    Separate Account Charges 1.90% .................             --              --     1.400                  --                --
    Separate Account Charges 2.00% .................             --              --     1.398                  --                --
    Separate Account Charges 2.10% .................             --              --     1.395                  --                --
    Separate Account Charges 2.15% .................             --              --     1.248                  --                --
    Separate Account Charges 2.25% .................             --              --     1.101                  --                --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .................         52,098              --     1.781              92,767                --
    Separate Account Charges 1.50% .................             --              --     1.778                  --                --
    Separate Account Charges 1.60% .................             --              --     1.775                  --                --
    Separate Account Charges 1.70% .................             --              --     1.772                  --                --
    Separate Account Charges 1.75% .................             --              --     1.628                  --                --
    Separate Account Charges 1.80% .................             --              --     1.769                  --                --
    Separate Account Charges 1.90% .................             --              --     1.766                  --                --
    Separate Account Charges 2.00% .................             --              --     1.763                  --                --
    Separate Account Charges 2.10% .................             --              --     1.760                  --                --
    Separate Account Charges 2.15% .................             --              --     1.618                  --                --
    Separate Account Charges 2.25% .................             --              --     1.262                  --                --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .................         22,145              --     1.152              25,506                --
    Separate Account Charges 1.50% .................             --              --     1.151                  --                --
    Separate Account Charges 1.60% .................             --              --     1.150                  --                --
    Separate Account Charges 1.70% .................             --              --     1.150                  --                --
    Separate Account Charges 1.75% .................             --              --     1.149                  --                --
    Separate Account Charges 1.80% .................             --              --     1.149                  --                --
    Separate Account Charges 1.90% .................             --              --     1.148                  --                --
    Separate Account Charges 2.00% .................             --              --     1.147                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Foreign Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2.10% .................             --              --   $ 1.146        $         --          $     --
    Separate Account Charges 2.15% .................             --              --     1.146                  --                --
    Separate Account Charges 2.25% .................             --              --     1.157                  --                --
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .................        345,139              --     1.180             407,372                --
    Separate Account Charges 1.50% .................             --              --     1.177                  --                --
    Separate Account Charges 1.60% .................          5,878              --     1.174               6,901                --
    Separate Account Charges 1.70% .................             --              --     1.171                  --                --
    Separate Account Charges 1.75% .................             --              --     1.352                  --                --
    Separate Account Charges 1.80% .................          1,850              --     1.540               2,848                --
    Separate Account Charges 1.90% .................             --              --     1.537                  --                --
    Separate Account Charges 2.00% .................             --              --     1.534                  --                --
    Separate Account Charges 2.10% .................             --              --     1.531                  --                --
    Separate Account Charges 2.15% .................             --              --     1.344                  --                --
    Separate Account Charges 2.25% .................             --              --     1.120                  --                --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.40% .................     15,945,179          16,716     1.426          22,735,521            23,834
    Separate Account Charges 1.50% .................             --              --     1.216                  --                --
    Separate Account Charges 1.60% .................             --              --     1.415                  --                --
    Separate Account Charges 1.70% .................             --              --     1.208                  --                --
    Separate Account Charges 1.75% .................             --              --     1.199                  --                --
    Separate Account Charges 1.80% .................             --              --     1.349                  --                --
    Separate Account Charges 1.90% .................             --              --     1.346                  --                --
    Separate Account Charges 2.00% .................             --              --     1.344                  --                --
    Separate Account Charges 2.10% .................             --              --     1.341                  --                --
    Separate Account Charges 2.15% .................             --              --     1.191                  --                --
    Separate Account Charges 2.25% .................             --              --     1.057                  --                --
  Diversified Strategic Income Portfolio
    Separate Account Charges 1.40% .................      8,191,128              --     1.364          11,174,663                --
    Separate Account Charges 1.50% .................             --              --     1.211                  --                --
    Separate Account Charges 1.60% .................             --              --     1.354                  --                --
    Separate Account Charges 1.70% .................             --              --     1.203                  --                --
    Separate Account Charges 1.75% .................             --              --     1.071                  --                --
    Separate Account Charges 1.80% .................             --              --     1.142                  --                --
    Separate Account Charges 1.90% .................             --              --     1.139                  --                --
    Separate Account Charges 2.00% .................             --              --     1.137                  --                --
    Separate Account Charges 2.10% .................             --              --     1.135                  --                --
    Separate Account Charges 2.15% .................             --              --     1.064                  --                --
    Separate Account Charges 2.25% .................             --              --     1.071                  --                --
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.40% .................     15,621,864              --     0.889          13,887,731                --
    Separate Account Charges 1.50% .................             --              --     1.194                  --                --
    Separate Account Charges 1.60% .................         57,471              --     0.882              50,706                --
    Separate Account Charges 1.70% .................             --              --     1.186                  --                --
    Separate Account Charges 1.75% .................             --              --     1.230                  --                --
    Separate Account Charges 1.80% .................        463,321              --     1.405             650,985                --
    Separate Account Charges 1.90% .................             --              --     1.402                  --                --
    Separate Account Charges 2.00% .................             --              --     1.400                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
Greenwich Street Series Fund (continued)
  Equity Index Portfolio - Class II Shares (continued)
    Separate Account Charges 2.10% .................             --              --   $ 1.397        $         --          $     --
    Separate Account Charges 2.15% .................             --              --     1.222                  --                --
    Separate Account Charges 2.25% .................             --              --     1.070                  --                --
  Fundamental Value Portfolio
    Separate Account Charges 1.40% .................     25,754,075              --     1.440          37,089,682                --
    Separate Account Charges 1.50% .................             --              --     1.325                  --                --
    Separate Account Charges 1.60% .................             --              --     1.429                  --                --
    Separate Account Charges 1.70% .................             --              --     1.316                  --                --
    Separate Account Charges 1.75% .................             --              --     1.267                  --                --
    Separate Account Charges 1.80% .................             --              --     1.515                  --                --
    Separate Account Charges 1.90% .................             --              --     1.513                  --                --
    Separate Account Charges 2.00% .................             --              --     1.510                  --                --
    Separate Account Charges 2.10% .................             --              --     1.507                  --                --
    Separate Account Charges 2.15% .................             --              --     1.259                  --                --
    Separate Account Charges 2.25% .................             --              --     1.058                  --                --
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    Separate Account Charges 1.40% .................         81,320              --     1.126              91,576                --
    Separate Account Charges 1.50% .................             --              --     1.123                  --                --
    Separate Account Charges 1.60% .................          3,965              --     1.120               4,441                --
    Separate Account Charges 1.70% .................             --              --     1.117                  --                --
    Separate Account Charges 1.75% .................         31,544              --     1.223              38,583                --
    Separate Account Charges 1.80% .................             --              --     1.498                  --                --
    Separate Account Charges 1.90% .................             --              --     1.495                  --                --
    Separate Account Charges 2.00% .................        790,765              --     1.492           1,179,774                --
    Separate Account Charges 2.10% .................          5,855              --     1.489               8,719                --
    Separate Account Charges 2.15% .................        205,837              --     1.215             250,194                --
    Separate Account Charges 2.25% .................             --              --     1.055                  --                --
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.40% .................         32,170              --     1.098              35,313                --
    Separate Account Charges 1.50% .................             --              --     1.095                  --                --
    Separate Account Charges 1.60% .................             --              --     1.092                  --                --
    Separate Account Charges 1.70% .................             --              --     1.089                  --                --
    Separate Account Charges 1.75% .................             --              --     1.208                  --                --
    Separate Account Charges 1.80% .................             --              --     1.404                  --                --
    Separate Account Charges 1.90% .................             --              --     1.402                  --                --
    Separate Account Charges 2.00% .................             --              --     1.399                  --                --
    Separate Account Charges 2.10% .................             --              --     1.396                  --                --
    Separate Account Charges 2.15% .................             --              --     1.201                  --                --
    Separate Account Charges 2.25% .................             --              --     1.066                  --                --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.40% .................     12,240,173              --     1.004          12,294,489                --
    Separate Account Charges 1.50% .................        656,139              --     1.174             770,535                --
    Separate Account Charges 1.60% .................        253,885              --     0.997             253,097                --
    Separate Account Charges 1.70% .................        153,741              --     1.167             179,367                --
    Separate Account Charges 1.75% .................             --              --     1.124                  --                --
    Separate Account Charges 1.80% .................          1,482              --     1.213               1,797                --
    Separate Account Charges 1.90% .................        245,863              --     1.210             297,563                --
    Separate Account Charges 2.00% .................             --              --     1.208                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
Janus Aspen Series (continued)
  Balanced Portfolio - Service Shares (continued)
    Separate Account Charges 2.10% .................         51,353              --   $ 1.206        $     61,920          $     --
    Separate Account Charges 2.15% .................             --              --     1.117                  --                --
    Separate Account Charges 2.25% .................             --              --     1.069                  --                --
  Capital Appreciation Portfolio - Service Shares
    Separate Account Charges 1.40% .................        572,316              --     0.768             439,586                --
    Separate Account Charges 1.50% .................        114,627              --     1.296             148,532                --
    Separate Account Charges 1.60% .................         61,775              --     0.762              47,094                --
    Separate Account Charges 1.70% .................         80,404              --     1.287             103,508                --
    Separate Account Charges 1.75% .................             --              --     1.281                  --                --
    Separate Account Charges 1.80% .................             --              --     1.415                  --                --
    Separate Account Charges 1.90% .................        110,540              --     1.412             156,134                --
    Separate Account Charges 2.00% .................             --              --     1.410                  --                --
    Separate Account Charges 2.10% .................             --              --     1.407                  --                --
    Separate Account Charges 2.15% .................             --              --     1.273                  --                --
    Separate Account Charges 2.25% .................             --              --     1.125                  --                --
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.40% .................      3,476,009              --     0.907           3,152,038                --
    Separate Account Charges 1.50% .................             --              --     1.109                  --                --
    Separate Account Charges 1.60% .................          2,739              --     0.900               2,465                --
    Separate Account Charges 1.70% .................             --              --     1.101                  --                --
    Separate Account Charges 1.75% .................             --              --     1.255                  --                --
    Separate Account Charges 1.80% .................          4,814              --     1.423               6,847                --
    Separate Account Charges 1.90% .................             --              --     1.420                  --                --
    Separate Account Charges 2.00% .................          2,541              --     1.417               3,602                --
    Separate Account Charges 2.10% .................             --              --     1.415                  --                --
    Separate Account Charges 2.15% .................             --              --     1.248                  --                --
    Separate Account Charges 2.25% .................             --              --     1.039                  --                --
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.40% .................     10,149,731              --     0.346           3,514,455                --
    Separate Account Charges 1.50% .................             --              --     1.063                  --                --
    Separate Account Charges 1.60% .................             --              --     0.344                  --                --
    Separate Account Charges 1.70% .................             --              --     1.056                  --                --
    Separate Account Charges 1.75% .................             --              --     1.221                  --                --
    Separate Account Charges 1.80% .................         11,550              --     1.455              16,801                --
    Separate Account Charges 1.90% .................             --              --     1.452                  --                --
    Separate Account Charges 2.00% .................          3,461              --     1.449               5,015                --
    Separate Account Charges 2.10% .................             --              --     1.447                  --                --
    Separate Account Charges 2.15% .................             --              --     1.213                  --                --
    Separate Account Charges 2.25% .................             --              --     1.053                  --                --
  Mid Cap Value Portfolio - Service Shares
    Separate Account Charges 1.40% .................        116,813              --     1.560             182,267                --
    Separate Account Charges 1.50% .................        107,092              --     1.558             166,819                --
    Separate Account Charges 1.60% .................         39,311              --     1.555              61,132                --
    Separate Account Charges 1.70% .................         70,051              --     1.553             108,757                --
    Separate Account Charges 1.75% .................             --              --     1.419                  --                --
    Separate Account Charges 1.80% .................             --              --     1.550                  --                --
    Separate Account Charges 1.90% .................        128,184              --     1.547             198,346                --
    Separate Account Charges 2.00% .................             --              --     1.545                  --                --
    Separate Account Charges 2.10% .................         13,766              --     1.542              21,230                --
    Separate Account Charges 2.15% .................             --              --     1.410                  --                --
    Separate Account Charges 2.25% .................             --              --     1.114                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
Janus Aspen Series (continued)
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.40% .................     12,214,595              --   $ 0.561        $  6,849,612          $     --
    Separate Account Charges 1.50% .................        309,492              --     1.073             332,035                --
    Separate Account Charges 1.60% .................        160,200              --     0.557              89,157                --
    Separate Account Charges 1.70% .................         33,129              --     1.066              35,310                --
    Separate Account Charges 1.75% .................             --              --     1.183                  --                --
    Separate Account Charges 1.80% .................         27,452              --     1.322              36,295                --
    Separate Account Charges 1.90% .................        296,755              --     1.320             391,618                --
    Separate Account Charges 2.00% .................             --              --     1.317                  --                --
    Separate Account Charges 2.10% .................         10,045              --     1.315              13,207                --
    Separate Account Charges 2.15% .................             --              --     1.176                  --                --
    Separate Account Charges 2.25% .................             --              --     1.088                  --                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.40% .................         34,334              --     1.513              51,960                --
    Separate Account Charges 1.50% .................             --              --     1.511                  --                --
    Separate Account Charges 1.60% .................             --              --     1.508                  --                --
    Separate Account Charges 1.70% .................             --              --     1.506                  --                --
    Separate Account Charges 1.75% .................             --              --     1.381                  --                --
    Separate Account Charges 1.80% .................             --              --     1.503                  --                --
    Separate Account Charges 1.90% .................             --              --     1.501                  --                --
    Separate Account Charges 2.00% .................             --              --     1.498                  --                --
    Separate Account Charges 2.10% .................             --              --     1.496                  --                --
    Separate Account Charges 2.15% .................             --              --     1.372                  --                --
    Separate Account Charges 2.25% .................             --              --     1.126                  --                --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.40% .................        204,892              --     1.382             283,242                --
    Separate Account Charges 1.50% .................             --              --     1.380                  --                --
    Separate Account Charges 1.60% .................             --              --     1.378                  --                --
    Separate Account Charges 1.70% .................             --              --     1.376                  --                --
    Separate Account Charges 1.75% .................             --              --     1.279                  --                --
    Separate Account Charges 1.80% .................             --              --     1.373                  --                --
    Separate Account Charges 1.90% .................             --              --     1.371                  --                --
    Separate Account Charges 2.00% .................             --              --     1.369                  --                --
    Separate Account Charges 2.10% .................             --              --     1.366                  --                --
    Separate Account Charges 2.15% .................             --              --     1.271                  --                --
    Separate Account Charges 2.25% .................             --              --     1.100                  --                --
  Mid-Cap Value Portfolio
    Separate Account Charges 1.40% .................         93,252              --     1.541             143,681                --
    Separate Account Charges 1.50% .................             --              --     1.538                  --                --
    Separate Account Charges 1.60% .................          1,403              --     1.536               2,154                --
    Separate Account Charges 1.70% .................             --              --     1.533                  --                --
    Separate Account Charges 1.75% .................             --              --     1.430                  --                --
    Separate Account Charges 1.80% .................             --              --     1.531                  --                --
    Separate Account Charges 1.90% .................             --              --     1.528                  --                --
    Separate Account Charges 2.00% .................          2,631              --     1.525               4,013                --
    Separate Account Charges 2.10% .................             --              --     1.523                  --                --

                                                                                  DECEMBER 31, 2004
                                                     -------------------------------------------------------------------------------

                                                      ACCUMULATION       ANNUITY       UNIT        ACCUMULATION         ANNUITY
                                                          UNITS           UNITS       VALUE         NET ASSETS        NET ASSETS
                                                     ---------------  -------------- ---------  ------------------ -----------------
Lord Abbett Series Fund, Inc. (continued)
  Mid-Cap Value Portfolio (continued)
    Separate Account Charges 2.15% .................             --              --   $ 1.421        $         --          $     --
    Separate Account Charges 2.25% .................             --              --     1.161                  --                --

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.40% .................          1,000              --     1.210               1,211                --
    Separate Account Charges 1.50% .................             --              --     1.209                  --                --
    Separate Account Charges 1.60% .................             --              --     1.207                  --                --
    Separate Account Charges 1.70% .................             --              --     1.206                  --                --
    Separate Account Charges 1.75% .................             --              --     1.205                  --                --
    Separate Account Charges 1.80% .................             --              --     1.205                  --                --
    Separate Account Charges 1.90% .................             --              --     1.203                  --                --
    Separate Account Charges 2.00% .................             --              --     1.202                  --                --
    Separate Account Charges 2.10% .................             --              --     1.201                  --                --
    Separate Account Charges 2.15% .................             --              --     1.200                  --                --
    Separate Account Charges 2.25% .................             --              --     1.117                  --                --
  Merrill Lynch Value Opportunities V.I. Fund - Class III
    Separate Account Charges 1.40% .................          1,000              --     1.208               1,209                --
    Separate Account Charges 1.50% .................             --              --     1.207                  --                --
    Separate Account Charges 1.60% .................             --              --     1.205                  --                --
    Separate Account Charges 1.70% .................             --              --     1.204                  --                --
    Separate Account Charges 1.75% .................             --              --     1.203                  --                --
    Separate Account Charges 1.80% .................             --              --     1.203                  --                --
    Separate Account Charges 1.90% .................             --              --     1.201                  --                --
    Separate Account Charges 2.00% .................             --              --     1.200                  --                --
    Separate Account Charges 2.10% .................             --              --     1.199                  --                --
    Separate Account Charges 2.15% .................             --              --     1.198                  --                --
    Separate Account Charges 2.25% .................             --              --     1.120                  --                --

Morgan Stanley Variable Investment Series
  Dividend Growth Portfolio - Class Y
    Separate Account Charges 1.40% .................             --              --     1.169                  --                --
    Separate Account Charges 1.50% .................             --              --     1.168                  --                --
    Separate Account Charges 1.60% .................         30,312              --     1.166              35,355                --
    Separate Account Charges 1.70% .................             --              --     1.165                  --                --
    Separate Account Charges 1.75% .................             --              --     1.164                  --                --
    Separate Account Charges 1.80% .................             --              --     1.163                  --                --
    Separate Account Charges 1.90% .................             --              --     1.162                  --                --
    Separate Account Charges 2.00% .................        220,966              --     1.160             256,399                --
    Separate Account Charges 2.10% .................          9,091              --     1.159              10,535                --
    Separate Account Charges 2.15% .................         43,601              --     1.158              50,495                --
    Separate Account Charges 2.25% .................             --              --     1.060                  --                --
  Equity Portfolio - Class Y
    Separate Account Charges 1.40% .................             --              --     1.182                  --                --
    Separate Account Charges 1.50% .................             --              --     1.180                  --                --
    Separate Account Charges 1.60% .................             --              --     1.179                  --                --
    Separate Account Charges 1.70% .................             --              --     1.177                  --                --
    Separate Account Charges 1.75% .................             --              --     1.176                  --                --
    Separate Account Charges 1.80% .................             --              --     1.176                  --                --
    Separate Account Charges 1.90% .................             --              --     1.174                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
Morgan Stanley Variable Investment Series (continued)
  Equity Portfolio - Class Y (continued)
    Separate Account Charges 2.00% .................         87,686              --   $ 1.173        $    102,825          $     --
    Separate Account Charges 2.10% .................         11,860              --     1.171              13,889                --
    Separate Account Charges 2.15% .................         41,519              --     1.170              48,593                --
    Separate Account Charges 2.25% .................          7,536              --     1.084               8,170                --
  S&P 500 Index Portfolio - Class Y
    Separate Account Charges 1.40% .................             --              --     1.190                  --                --
    Separate Account Charges 1.50% .................             --              --     1.189                  --                --
    Separate Account Charges 1.60% .................         40,831              --     1.187              48,476                --
    Separate Account Charges 1.70% .................             --              --     1.186                  --                --
    Separate Account Charges 1.75% .................             --              --     1.185                  --                --
    Separate Account Charges 1.80% .................             --              --     1.184                  --                --
    Separate Account Charges 1.90% .................             --              --     1.183                  --                --
    Separate Account Charges 2.00% .................        870,690              --     1.181           1,028,367                --
    Separate Account Charges 2.10% .................             --              --     1.180                  --                --
    Separate Account Charges 2.15% .................        126,227              --     1.179             148,797                --
    Separate Account Charges 2.25% .................             --              --     1.071                  --                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1.40% .................         32,693              --     1.074              35,106                --
    Separate Account Charges 1.50% .................             --              --     1.073                  --                --
    Separate Account Charges 1.60% .................             --              --     1.072                  --                --
    Separate Account Charges 1.70% .................             --              --     1.072                  --                --
    Separate Account Charges 1.75% .................             --              --     1.071                  --                --
    Separate Account Charges 1.80% .................             --              --     1.071                  --                --
    Separate Account Charges 1.90% .................             --              --     1.070                  --                --
    Separate Account Charges 2.00% .................             --              --     1.070                  --                --
    Separate Account Charges 2.10% .................             --              --     1.069                  --                --
    Separate Account Charges 2.15% .................             --              --     1.068                  --                --
    Separate Account Charges 2.25% .................             --              --     1.063                  --                --

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.40% .................        546,469              --     1.125             614,997                --
    Separate Account Charges 1.50% .................             --              --     1.123                  --                --
    Separate Account Charges 1.60% .................          8,467              --     1.122               9,497                --
    Separate Account Charges 1.70% .................             --              --     1.120                  --                --
    Separate Account Charges 1.75% .................             --              --     1.065                  --                --
    Separate Account Charges 1.80% .................             --              --     1.118                  --                --
    Separate Account Charges 1.90% .................             --              --     1.116                  --                --
    Separate Account Charges 2.00% .................          9,294              --     1.114              10,355                --
    Separate Account Charges 2.10% .................             --              --     1.112                  --                --
    Separate Account Charges 2.15% .................             --              --     1.058                  --                --
    Separate Account Charges 2.25% .................             --              --     1.068                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
PIMCO Variable Insurance Trust (continued)
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.40% .................     18,497,713              --   $ 1.213        $ 22,442,137          $     --
    Separate Account Charges 1.50% .................             --              --     1.153                  --                --
    Separate Account Charges 1.60% .................         17,349              --     1.204              20,894                --
    Separate Account Charges 1.70% .................             --              --     1.146                  --                --
    Separate Account Charges 1.75% .................             --              --     1.020                  --                --
    Separate Account Charges 1.80% .................        223,752              --     1.057             236,600                --
    Separate Account Charges 1.90% .................             --              --     1.055                  --                --
    Separate Account Charges 2.00% .................             --              --     1.053                  --                --
    Separate Account Charges 2.10% .................             --              --     1.051                  --                --
    Separate Account Charges 2.15% .................             --              --     1.013                  --                --
    Separate Account Charges 2.25% .................             --              --     1.045                  --                --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 1.40% .................        306,260              --     0.773             236,639                --
    Separate Account Charges 1.50% .................             --              --     1.180                  --                --
    Separate Account Charges 1.60% .................             --              --     0.767                  --                --
    Separate Account Charges 1.70% .................             --              --     1.172                  --                --
    Separate Account Charges 1.75% .................             --              --     1.206                  --                --
    Separate Account Charges 1.80% .................             --              --     1.414                  --                --
    Separate Account Charges 1.90% .................             --              --     1.411                  --                --
    Separate Account Charges 2.00% .................             --              --     1.408                  --                --
    Separate Account Charges 2.10% .................             --              --     1.406                  --                --
    Separate Account Charges 2.15% .................             --              --     1.199                  --                --
    Separate Account Charges 2.25% .................             --              --     1.067                  --                --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.40% .................      2,056,976              --     1.011           2,079,095                --
    Separate Account Charges 1.50% .................             --              --     1.338                  --                --
    Separate Account Charges 1.60% .................          2,729              --     1.003               2,738                --
    Separate Account Charges 1.70% .................             --              --     1.330                  --                --
    Separate Account Charges 1.75% .................             --              --     1.343                  --                --
    Separate Account Charges 1.80% .................         11,535              --     1.522              17,564                --
    Separate Account Charges 1.90% .................             --              --     1.520                  --                --
    Separate Account Charges 2.00% .................             --              --     1.517                  --                --
    Separate Account Charges 2.10% .................             --              --     1.514                  --                --
    Separate Account Charges 2.15% .................             --              --     1.334                  --                --
    Separate Account Charges 2.25% .................             --              --     1.160                  --                --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.40% .................      1,595,356              --     1.611           2,570,502                --
    Separate Account Charges 1.50% .................             --              --     1.804                  --                --
    Separate Account Charges 1.60% .................          4,872              --     1.599               7,792                --
    Separate Account Charges 1.70% .................             --              --     1.792                  --                --
    Separate Account Charges 1.75% .................             --              --     1.587                  --                --
    Separate Account Charges 1.80% .................         33,414              --     1.918              64,092                --
    Separate Account Charges 1.90% .................             --              --     1.914                  --                --
    Separate Account Charges 2.00% .................          2,142              --     1.911               4,093                --
    Separate Account Charges 2.10% .................             --              --     1.907                  --                --
    Separate Account Charges 2.15% .................             --              --     1.578                  --                --
    Separate Account Charges 2.25% .................             --              --     1.194                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.40% .................     11,436,639              --   $ 1.655        $ 18,922,375          $     --
    Separate Account Charges 1.50% .................      1,164,086              --     1.217           1,417,194                --
    Separate Account Charges 1.60% .................        208,469              --     1.642             342,331                --
    Separate Account Charges 1.70% .................        144,916              --     1.210             175,278                --
    Separate Account Charges 1.75% .................             --              --     1.250                  --                --
    Separate Account Charges 1.80% .................         38,883              --     1.496              58,175                --
    Separate Account Charges 1.90% .................        227,187              --     1.493             339,271                --
    Separate Account Charges 2.00% .................        335,551              --     1.491             500,168                --
    Separate Account Charges 2.10% .................         14,234              --     1.488              21,178                --
    Separate Account Charges 2.15% .................         88,670              --     1.242             110,148                --
    Separate Account Charges 2.25% .................          3,546              --     1.058               3,750                --
  High Yield Bond Fund - Class I
    Separate Account Charges 1.40% .................        464,877              --     1.497             696,017                --
    Separate Account Charges 1.50% .................        380,096              --     1.470             558,766                --
    Separate Account Charges 1.60% .................        116,317              --     1.486             172,840                --
    Separate Account Charges 1.70% .................        154,594              --     1.460             225,779                --
    Separate Account Charges 1.75% .................          4,144              --     1.168               4,841                --
    Separate Account Charges 1.80% .................             --              --     1.312                  --                --
    Separate Account Charges 1.90% .................        439,069              --     1.309             574,803                --
    Separate Account Charges 2.00% .................        336,303              --     1.307             439,445                --
    Separate Account Charges 2.10% .................         92,834              --     1.304             121,079                --
    Separate Account Charges 2.15% .................         61,229              --     1.161              71,085                --
    Separate Account Charges 2.25% .................             --              --     1.104                  --                --
  Investors Fund - Class I
    Separate Account Charges 1.40% .................     17,246,134              --     1.311          22,608,980                --
    Separate Account Charges 1.50% .................        211,351              --     1.219             257,678                --
    Separate Account Charges 1.60% .................        327,409              --     1.301             425,996                --
    Separate Account Charges 1.70% .................        143,499              --     1.211             173,815                --
    Separate Account Charges 1.75% .................             --              --     1.237                  --                --
    Separate Account Charges 1.80% .................        201,572              --     1.459             294,111                --
    Separate Account Charges 1.90% .................        148,156              --     1.456             215,767                --
    Separate Account Charges 2.00% .................         44,793              --     1.454              65,113                --
    Separate Account Charges 2.10% .................          1,784              --     1.451               2,588                --
    Separate Account Charges 2.15% .................         30,684              --     1.229              37,709                --
    Separate Account Charges 2.25% .................             --              --     1.080                  --                --
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.40% .................        175,994              --     1.130             198,935                --
    Separate Account Charges 1.50% .................             --              --     1.127                  --                --
    Separate Account Charges 1.60% .................         33,865              --     1.124              38,076                --
    Separate Account Charges 1.70% .................             --              --     1.121                  --                --
    Separate Account Charges 1.75% .................         55,169              --     1.166              64,338                --
    Separate Account Charges 1.80% .................          6,041              --     1.420               8,579                --
    Separate Account Charges 1.90% .................             --              --     1.417                  --                --
    Separate Account Charges 2.00% .................        373,759              --     1.415             528,806                --
    Separate Account Charges 2.10% .................             --              --     1.412                  --                --
    Separate Account Charges 2.15% .................        214,249              --     1.159             248,303                --
    Separate Account Charges 2.25% .................             --              --     0.991                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
Salomon Brothers Variable Series Funds Inc. (continued)
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.40% .................      1,642,854              --   $ 0.969        $  1,591,702          $     --
    Separate Account Charges 1.50% .................        555,140              --     1.344             746,316                --
    Separate Account Charges 1.60% .................        145,485              --     0.962             139,895                --
    Separate Account Charges 1.70% .................        162,443              --     1.336             216,964                --
    Separate Account Charges 1.75% .................         11,825              --     1.434              16,960                --
    Separate Account Charges 1.80% .................         21,150              --     1.758              37,187                --
    Separate Account Charges 1.90% .................        378,269              --     1.755             663,851                --
    Separate Account Charges 2.00% .................        824,425              --     1.752           1,444,130                --
    Separate Account Charges 2.10% .................         90,167              --     1.748             157,651                --
    Separate Account Charges 2.15% .................        175,039              --     1.425             249,481                --
    Separate Account Charges 2.25% .................          1,092              --     1.167               1,274                --
  Strategic Bond Fund - Class I
    Separate Account Charges 1.40% .................      1,081,101              --     1.443           1,560,244                --
    Separate Account Charges 1.50% .................        955,016              --     1.275           1,217,904                --
    Separate Account Charges 1.60% .................        530,603              --     1.432             760,006                --
    Separate Account Charges 1.70% .................        211,156              --     1.267             267,519                --
    Separate Account Charges 1.75% .................         12,685              --     1.065              13,514                --
    Separate Account Charges 1.80% .................             --              --     1.153                  --                --
    Separate Account Charges 1.90% .................      1,774,047              --     1.151           2,042,171                --
    Separate Account Charges 2.00% .................        677,711              --     1.149             778,684                --
    Separate Account Charges 2.10% .................         97,623              --     1.147             111,960                --
    Separate Account Charges 2.15% .................        171,153              --     1.059             181,199                --
    Separate Account Charges 2.25% .................          4,609              --     1.070               4,932                --

Scudder Variable Series I
  Growth and Income Portfolio - Class B
    Separate Account Charges 1.40% .................             --              --     1.224                  --                --
    Separate Account Charges 1.50% .................             --              --     1.223                  --                --
    Separate Account Charges 1.60% .................         26,366              --     1.221              32,183                --
    Separate Account Charges 1.70% .................             --              --     1.219                  --                --
    Separate Account Charges 1.75% .................             --              --     1.218                  --                --
    Separate Account Charges 1.80% .................             --              --     1.217                  --                --
    Separate Account Charges 1.90% .................             --              --     1.215                  --                --
    Separate Account Charges 2.00% .................        229,094              --     1.213             277,902                --
    Separate Account Charges 2.10% .................             --              --     1.211                  --                --
    Separate Account Charges 2.15% .................         94,645              --     1.210             114,539                --
    Separate Account Charges 2.25% .................             --              --     1.066                  --                --

Scudder Variable Series II
  Scudder International Select Equity Portfolio - Class B
    Separate Account Charges 1.40% .................             --              --     1.410                  --                --
    Separate Account Charges 1.50% .................             --              --     1.408                  --                --
    Separate Account Charges 1.60% .................         48,945              --     1.406              68,798                --
    Separate Account Charges 1.70% .................             --              --     1.403                  --                --
    Separate Account Charges 1.75% .................         12,320              --     1.402              17,277                --
    Separate Account Charges 1.80% .................             --              --     1.401                  --                --
    Separate Account Charges 1.90% .................             --              --     1.399                  --                --
    Separate Account Charges 2.00% .................        818,012              --     1.397           1,142,647                --
    Separate Account Charges 2.10% .................         65,430              --     1.395              91,253                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
Scudder Variable Series II (continued)
  Scudder International Select Equity Portfolio - Class B (continued)
    Separate Account Charges 2.15% .................        266,184              --   $ 1.394        $    370,951          $     --
    Separate Account Charges 2.25% .................          4,296              --     1.167               5,011                --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.40% .................     10,337,381              --     1.520          15,714,092                --
    Separate Account Charges 1.50% .................             --              --     1.229                  --                --
    Separate Account Charges 1.60% .................         22,919              --     1.509              34,578                --
    Separate Account Charges 1.70% .................             --              --     1.221                  --                --
    Separate Account Charges 1.75% .................             --              --     1.129                  --                --
    Separate Account Charges 1.80% .................         42,974              --     1.281              55,031                --
    Separate Account Charges 1.90% .................             --              --     1.278                  --                --
    Separate Account Charges 2.00% .................          9,381              --     1.276              11,968                --
    Separate Account Charges 2.10% .................             --              --     1.273                  --                --
    Separate Account Charges 2.15% .................             --              --     1.122                  --                --
    Separate Account Charges 2.25% .................             --              --     1.043                  --                --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.40% .................      5,287,543              --     2.146          11,349,497                --
    Separate Account Charges 1.50% .................             --              --     1.525                  --                --
    Separate Account Charges 1.60% .................          2,610              --     2.130               5,560                --
    Separate Account Charges 1.70% .................             --              --     1.515                  --                --
    Separate Account Charges 1.75% .................             --              --     1.369                  --                --
    Separate Account Charges 1.80% .................         86,275              --     1.568             135,315                --
    Separate Account Charges 1.90% .................             --              --     1.565                  --                --
    Separate Account Charges 2.00% .................             --              --     1.563                  --                --
    Separate Account Charges 2.10% .................             --              --     1.560                  --                --
    Separate Account Charges 2.15% .................             --              --     1.361                  --                --
    Separate Account Charges 2.25% .................             --              --     1.120                  --                --
  Equity Income Portfolio
    Separate Account Charges 1.40% .................     22,752,381              --     1.810          41,172,735                --
    Separate Account Charges 1.50% .................      1,120,614              --     1.341           1,502,991                --
    Separate Account Charges 1.60% .................        109,068              --     1.796             195,882                --
    Separate Account Charges 1.70% .................        281,624              --     1.333             375,264                --
    Separate Account Charges 1.75% .................         34,600              --     1.231              42,580                --
    Separate Account Charges 1.80% .................         78,424              --     1.463             114,703                --
    Separate Account Charges 1.90% .................        335,457              --     1.460             489,720                --
    Separate Account Charges 2.00% .................        362,896              --     1.457             528,793                --
    Separate Account Charges 2.10% .................         63,963              --     1.454              93,030                --
    Separate Account Charges 2.15% .................         90,109              --     1.223             110,200                --
    Separate Account Charges 2.25% .................             --              --     1.103                  --                --
  Federated High Yield Portfolio
    Separate Account Charges 1.40% .................      9,967,218              --     1.464          14,588,784                --
    Separate Account Charges 1.50% .................             --              --     1.390                  --                --
    Separate Account Charges 1.60% .................         56,020              --     1.453              81,380                --
    Separate Account Charges 1.70% .................             --              --     1.381                  --                --
    Separate Account Charges 1.75% .................             --              --     1.174                  --                --
    Separate Account Charges 1.80% .................         46,061              --     1.291              59,451                --
    Separate Account Charges 1.90% .................             --              --     1.288                  --                --
    Separate Account Charges 2.00% .................          4,098              --     1.286               5,269                --
    Separate Account Charges 2.10% .................             --              --     1.284                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
The Travelers Series Trust (continued)
  Federated High Yield Portfolio (continued)
    Separate Account Charges 2.15% .................             --              --   $ 1.167        $         --          $     --
    Separate Account Charges 2.25% .................             --              --     1.079                  --                --
  Federated Stock Portfolio
    Separate Account Charges 1.40% .................      5,117,200              --     1.737           8,889,216                --
    Separate Account Charges 1.50% .................             --              --     1.258                  --                --
    Separate Account Charges 1.60% .................          1,590              --     1.724               2,742                --
    Separate Account Charges 1.70% .................             --              --     1.250                  --                --
    Separate Account Charges 1.75% .................             --              --     1.246                  --                --
    Separate Account Charges 1.80% .................             --              --     1.416                  --                --
    Separate Account Charges 1.90% .................             --              --     1.413                  --                --
    Separate Account Charges 2.00% .................             --              --     1.411                  --                --
    Separate Account Charges 2.10% .................             --              --     1.408                  --                --
    Separate Account Charges 2.15% .................             --              --     1.238                  --                --
    Separate Account Charges 2.25% .................             --              --     1.080                  --                --
  Large Cap Portfolio
    Separate Account Charges 1.40% .................     17,524,614              --     1.435          25,143,952                --
    Separate Account Charges 1.50% .................        471,100              --     1.116             525,738                --
    Separate Account Charges 1.60% .................        121,374              --     1.424             172,836                --
    Separate Account Charges 1.70% .................         85,901              --     1.109              95,238                --
    Separate Account Charges 1.75% .................             --              --     1.182                  --                --
    Separate Account Charges 1.80% .................        113,868              --     1.319             150,187                --
    Separate Account Charges 1.90% .................        181,441              --     1.316             238,865                --
    Separate Account Charges 2.00% .................        698,341              --     1.314             917,637                --
    Separate Account Charges 2.10% .................         13,288              --     1.312              17,428                --
    Separate Account Charges 2.15% .................         73,089              --     1.175              85,844                --
    Separate Account Charges 2.25% .................             --              --     1.049                  --                --
  Lazard International Stock Portfolio
    Separate Account Charges 1.40% .................     11,645,822              --     1.153          13,422,755                --
    Separate Account Charges 1.50% .................             --              --     1.313                  --                --
    Separate Account Charges 1.60% .................          1,184              --     1.144               1,354                --
    Separate Account Charges 1.70% .................             --              --     1.304                  --                --
    Separate Account Charges 1.75% .................             --              --     1.325                  --                --
    Separate Account Charges 1.80% .................         33,216              --     1.504              49,963                --
    Separate Account Charges 1.90% .................             --              --     1.501                  --                --
    Separate Account Charges 2.00% .................             --              --     1.499                  --                --
    Separate Account Charges 2.10% .................             --              --     1.496                  --                --
    Separate Account Charges 2.15% .................             --              --     1.316                  --                --
    Separate Account Charges 2.25% .................             --              --     1.146                  --                --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.40% .................      2,270,996              --     0.922           2,094,352                --
    Separate Account Charges 1.50% .................             --              --     1.158                  --                --
    Separate Account Charges 1.60% .................          2,315              --     0.915               2,119                --
    Separate Account Charges 1.70% .................             --              --     1.150                  --                --
    Separate Account Charges 1.75% .................             --              --     1.242                  --                --
    Separate Account Charges 1.80% .................         24,499              --     1.412              34,592                --
    Separate Account Charges 1.90% .................             --              --     1.409                  --                --
    Separate Account Charges 2.00% .................             --              --     1.407                  --                --
    Separate Account Charges 2.10% .................             --              --     1.404                  --                --
    Separate Account Charges 2.15% .................             --              --     1.235                  --                --
    Separate Account Charges 2.25% .................             --              --     1.125                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
The Travelers Series Trust (continued)
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.40% .................     11,717,783           3,506   $ 1.259        $ 14,746,933          $  4,412
    Separate Account Charges 1.50% .................             --              --     1.116                  --                --
    Separate Account Charges 1.60% .................             --              --     1.249                  --                --
    Separate Account Charges 1.70% .................             --              --     1.109                  --                --
    Separate Account Charges 1.75% .................             --              --     1.230                  --                --
    Separate Account Charges 1.80% .................         39,167              --     1.424              55,756                --
    Separate Account Charges 1.90% .................             --              --     1.421                  --                --
    Separate Account Charges 2.00% .................          3,739              --     1.418               5,302                --
    Separate Account Charges 2.10% .................             --              --     1.416                  --                --
    Separate Account Charges 2.15% .................             --              --     1.222                  --                --
    Separate Account Charges 2.25% .................             --              --     1.082                  --                --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.40% .................     14,951,676              --     0.994          14,856,299                --
    Separate Account Charges 1.50% .................             --              --     0.935                  --                --
    Separate Account Charges 1.60% .................          4,998              --     0.986               4,929                --
    Separate Account Charges 1.70% .................             --              --     0.929                  --                --
    Separate Account Charges 1.75% .................             --              --     1.297                  --                --
    Separate Account Charges 1.80% .................         41,852              --     1.518              63,543                --
    Separate Account Charges 1.90% .................             --              --     1.515                  --                --
    Separate Account Charges 2.00% .................             --              --     1.513                  --                --
    Separate Account Charges 2.10% .................             --              --     1.510                  --                --
    Separate Account Charges 2.15% .................             --              --     1.289                  --                --
    Separate Account Charges 2.25% .................             --              --     1.074                  --                --
  MFS Value Portfolio
    Separate Account Charges 1.40% .................         50,550              --     1.065              53,840                --
    Separate Account Charges 1.50% .................             --              --     1.201                  --                --
    Separate Account Charges 1.60% .................             --              --     1.060                  --                --
    Separate Account Charges 1.70% .................             --              --     1.196                  --                --
    Separate Account Charges 1.75% .................             --              --     1.314                  --                --
    Separate Account Charges 1.80% .................             --              --     1.302                  --                --
    Separate Account Charges 1.90% .................             --              --     1.301                  --                --
    Separate Account Charges 2.00% .................             --              --     1.300                  --                --
    Separate Account Charges 2.10% .................             --              --     1.299                  --                --
    Separate Account Charges 2.15% .................             --              --     1.309                  --                --
    Separate Account Charges 2.25% .................             --              --     1.127                  --                --
  Pioneer Fund Portfolio
    Separate Account Charges 1.40% .................         10,101              --     1.333              13,469                --
    Separate Account Charges 1.50% .................             --              --     1.331                  --                --
    Separate Account Charges 1.60% .................             --              --     1.329                  --                --
    Separate Account Charges 1.70% .................             --              --     1.327                  --                --
    Separate Account Charges 1.75% .................             --              --     1.230                  --                --
    Separate Account Charges 1.80% .................             --              --     1.325                  --                --
    Separate Account Charges 1.90% .................             --              --     1.322                  --                --
    Separate Account Charges 2.00% .................             --              --     1.320                  --                --
    Separate Account Charges 2.10% .................             --              --     1.318                  --                --
    Separate Account Charges 2.15% .................             --              --     1.222                  --                --
    Separate Account Charges 2.25% .................             --              --     1.094                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
The Travelers Series Trust (continued)
  Social Awareness Stock Portfolio
    Separate Account Charges 1.40% .................          3,000              --   $ 1.083        $      3,250          $     --
    Separate Account Charges 1.50% .................             --              --     1.082                  --                --
    Separate Account Charges 1.60% .................             --              --     1.082                  --                --
    Separate Account Charges 1.70% .................             --              --     1.081                  --                --
    Separate Account Charges 1.75% .................             --              --     1.081                  --                --
    Separate Account Charges 1.80% .................             --              --     1.080                  --                --
    Separate Account Charges 1.90% .................             --              --     1.079                  --                --
    Separate Account Charges 2.00% .................             --              --     1.079                  --                --
    Separate Account Charges 2.10% .................             --              --     1.078                  --                --
    Separate Account Charges 2.15% .................             --              --     1.078                  --                --
    Separate Account Charges 2.25% .................             --              --     1.076                  --                --
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.40% .................     30,739,778           4,696     1.409          43,307,979             6,616
    Separate Account Charges 1.50% .................             --              --     1.096                  --                --
    Separate Account Charges 1.60% .................         53,614              --     1.398              74,967                --
    Separate Account Charges 1.70% .................             --              --     1.089                  --                --
    Separate Account Charges 1.75% .................             --              --     1.008                  --                --
    Separate Account Charges 1.80% .................         62,441              --     1.062              66,301                --
    Separate Account Charges 1.90% .................             --              --     1.060                  --                --
    Separate Account Charges 2.00% .................         11,640              --     1.058              12,314                --
    Separate Account Charges 2.10% .................             --              --     1.056                  --                --
    Separate Account Charges 2.15% .................             --              --     1.001                  --                --
    Separate Account Charges 2.25% .................             --              --     1.032                  --                --
  U.S. Government Securities Portfolio
    Separate Account Charges 1.40% .................         10,705              --     1.052              11,265                --
    Separate Account Charges 1.50% .................             --              --     1.052                  --                --
    Separate Account Charges 1.60% .................             --              --     1.051                  --                --
    Separate Account Charges 1.70% .................             --              --     1.050                  --                --
    Separate Account Charges 1.75% .................             --              --     1.050                  --                --
    Separate Account Charges 1.80% .................             --              --     1.050                  --                --
    Separate Account Charges 1.90% .................             --              --     1.049                  --                --
    Separate Account Charges 2.00% .................             --              --     1.048                  --                --
    Separate Account Charges 2.10% .................             --              --     1.048                  --                --
    Separate Account Charges 2.15% .................             --              --     1.047                  --                --
    Separate Account Charges 2.25% .................             --              --     1.073                  --                --

The Universal Institutional Funds, Inc.
  Core Plus Fixed Income Portfolio - Class II
    Separate Account Charges 1.40% .................             --              --     1.039                  --                --
    Separate Account Charges 1.50% .................         70,102              --     1.037              72,693                --
    Separate Account Charges 1.60% .................         32,347              --     1.035              33,486                --
    Separate Account Charges 1.70% .................             --              --     1.033                  --                --
    Separate Account Charges 1.75% .................             --              --     1.025                  --                --
    Separate Account Charges 1.80% .................             --              --     1.032                  --                --
    Separate Account Charges 1.90% .................        921,339              --     1.030             949,036                --
    Separate Account Charges 2.00% .................      1,059,856              --     1.028           1,089,883                --
    Separate Account Charges 2.10% .................         60,591              --     1.027              62,203                --
    Separate Account Charges 2.15% .................         61,887              --     1.018              63,017                --
    Separate Account Charges 2.25% .................          6,166              --     1.033               6,366                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
The Universal Institutional Funds, Inc. (continued)
  Emerging Markets Equity Portfolio - Class I
    Separate Account Charges 1.40% .................        439,201              --   $ 1.320        $    579,817          $     --
    Separate Account Charges 1.50% .................         80,582              --     2.042             164,561                --
    Separate Account Charges 1.60% .................         23,461              --     1.310              30,740                --
    Separate Account Charges 1.70% .................         11,798              --     2.029              23,937                --
    Separate Account Charges 1.75% .................             --              --     1.644                  --                --
    Separate Account Charges 1.80% .................             --              --     1.812                  --                --
    Separate Account Charges 1.90% .................        198,566              --     1.809             359,141                --
    Separate Account Charges 2.00% .................        323,749              --     1.805             584,464                --
    Separate Account Charges 2.10% .................         13,338              --     1.802              24,035                --
    Separate Account Charges 2.15% .................         87,104              --     1.633             142,266                --
    Separate Account Charges 2.25% .................            981              --     1.320               1,295                --
  Equity and Income Portfolio - Class II
    Separate Account Charges 1.40% .................             --              --     1.277                  --                --
    Separate Account Charges 1.50% .................         66,329              --     1.275              84,575                --
    Separate Account Charges 1.60% .................        414,166              --     1.273             527,216                --
    Separate Account Charges 1.70% .................          5,884              --     1.271               7,478                --
    Separate Account Charges 1.75% .................          3,980              --     1.204               4,790                --
    Separate Account Charges 1.80% .................             --              --     1.269                  --                --
    Separate Account Charges 1.90% .................        447,298              --     1.267             566,550                --
    Separate Account Charges 2.00% .................      1,489,235              --     1.264           1,883,099                --
    Separate Account Charges 2.10% .................         16,761              --     1.262              21,158                --
    Separate Account Charges 2.15% .................        160,894              --     1.196             192,436                --
    Separate Account Charges 2.25% .................          2,299              --     1.092               2,511                --
  Equity Growth Portfolio - Class I
    Separate Account Charges 1.40% .................      1,341,533              --     0.641             860,102                --
    Separate Account Charges 1.50% .................        248,169              --     1.084             269,072                --
    Separate Account Charges 1.60% .................        125,606              --     0.636              79,925                --
    Separate Account Charges 1.70% .................         82,205              --     1.077              88,548                --
    Separate Account Charges 1.75% .................             --              --     1.183                  --                --
    Separate Account Charges 1.80% .................             --              --     1.336                  --                --
    Separate Account Charges 1.90% .................        253,519              --     1.333             338,051                --
    Separate Account Charges 2.00% .................        149,803              --     1.331             199,380                --
    Separate Account Charges 2.10% .................         35,220              --     1.328              46,789                --
    Separate Account Charges 2.15% .................         28,382              --     1.176              33,365                --
    Separate Account Charges 2.25% .................             --              --     1.050                  --                --
  Global Franchise Portfolio - Class II Shares
    Separate Account Charges 1.40% .................             --              --     1.361                  --                --
    Separate Account Charges 1.50% .................         68,109              --     1.359              92,571                --
    Separate Account Charges 1.60% .................        266,745              --     1.357             361,950                --
    Separate Account Charges 1.70% .................         18,277              --     1.355              24,759                --
    Separate Account Charges 1.75% .................         35,179              --     1.289              45,346                --
    Separate Account Charges 1.80% .................             --              --     1.352                  --                --
    Separate Account Charges 1.90% .................        643,284              --     1.350             868,518                --
    Separate Account Charges 2.00% .................      1,638,153              --     1.348           2,208,038                --
    Separate Account Charges 2.10% .................         56,349              --     1.346              75,825                --
    Separate Account Charges 2.15% .................        237,755              --     1.281             304,560                --
    Separate Account Charges 2.25% .................          2,333              --     1.079               2,518                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
The Universal Institutional Funds, Inc. (continued)
  Global Value Equity Portfolio - Class I
    Separate Account Charges 1.40% .................        990,539              --   $ 1.196        $  1,184,742          $     --
    Separate Account Charges 1.50% .................        494,758              --     1.282             634,068                --
    Separate Account Charges 1.60% .................         54,862              --     1.187              65,124                --
    Separate Account Charges 1.70% .................        131,878              --     1.273             167,909                --
    Separate Account Charges 1.75% .................          2,287              --     1.337               3,057                --
    Separate Account Charges 1.80% .................             --              --     1.515                  --                --
    Separate Account Charges 1.90% .................        469,863              --     1.512             710,299                --
    Separate Account Charges 2.00% .................        446,549              --     1.509             673,791                --
    Separate Account Charges 2.10% .................         55,544              --     1.506              83,654                --
    Separate Account Charges 2.15% .................         25,198              --     1.328              33,469                --
    Separate Account Charges 2.25% .................          1,153              --     1.094               1,261                --
  Mid Cap Growth Portfolio - Class I
    Separate Account Charges 1.40% .................        905,409              --     0.683             618,187                --
    Separate Account Charges 1.50% .................        389,487              --     1.340             522,056                --
    Separate Account Charges 1.60% .................         52,464              --     0.678              35,551                --
    Separate Account Charges 1.70% .................         91,838              --     1.332             122,295                --
    Separate Account Charges 1.75% .................          5,658              --     1.434               8,114                --
    Separate Account Charges 1.80% .................             --              --     1.695                  --                --
    Separate Account Charges 1.90% .................        148,595              --     1.692             251,440                --
    Separate Account Charges 2.00% .................        226,524              --     1.689             382,592                --
    Separate Account Charges 2.10% .................             --              --     1.686                  --                --
    Separate Account Charges 2.15% .................         25,255              --     1.425              35,992                --
    Separate Account Charges 2.25% .................             --              --     1.141                  --                --
  Mid Cap Value Portfolio - Class I
    Separate Account Charges 1.40% .................      1,021,501              --     1.441           1,472,207                --
    Separate Account Charges 1.50% .................        874,966              --     1.355           1,185,818                --
    Separate Account Charges 1.60% .................         96,441              --     1.430             137,947                --
    Separate Account Charges 1.70% .................        161,387              --     1.346             217,301                --
    Separate Account Charges 1.75% .................             --              --     1.363                  --                --
    Separate Account Charges 1.80% .................             --              --     1.640                  --                --
    Separate Account Charges 1.90% .................        262,352              --     1.637             429,503                --
    Separate Account Charges 2.00% .................        179,743              --     1.634             293,711                --
    Separate Account Charges 2.10% .................          5,864              --     1.631               9,564                --
    Separate Account Charges 2.15% .................         90,801              --     1.355             123,018                --
    Separate Account Charges 2.25% .................          1,129              --     1.127               1,272                --
  Small Company Growth Portfolio - Class II
    Separate Account Charges 1.40% .................             --              --     1.597                  --                --
    Separate Account Charges 1.50% .................          5,868              --     1.594               9,353                --
    Separate Account Charges 1.60% .................          9,848              --     1.591              15,672                --
    Separate Account Charges 1.70% .................             --              --     1.589                  --                --
    Separate Account Charges 1.75% .................          4,243              --     1.438               6,102                --
    Separate Account Charges 1.80% .................             --              --     1.586                  --                --
    Separate Account Charges 1.90% .................         56,036              --     1.583              88,731                --
    Separate Account Charges 2.00% .................        326,097              --     1.581             515,486                --
    Separate Account Charges 2.10% .................         13,220              --     1.578              20,863                --
    Separate Account Charges 2.15% .................         49,821              --     1.429              71,203                --
    Separate Account Charges 2.25% .................          2,885              --     1.134               3,270                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
The Universal Institutional Funds, Inc. (continued)
  Technology Portfolio - Class I
    Separate Account Charges 1.40% .................      1,156,951              --   $ 0.235        $    271,462          $     --
    Separate Account Charges 1.50% .................         17,433              --     0.957              16,691                --
    Separate Account Charges 1.60% .................         54,919              --     0.233              12,789                --
    Separate Account Charges 1.70% .................             --              --     0.951                  --                --
    Separate Account Charges 1.75% .................             --              --     1.149                  --                --
    Separate Account Charges 1.80% .................             --              --     1.367                  --                --
    Separate Account Charges 1.90% .................         40,287              --     1.364              54,961                --
    Separate Account Charges 2.00% .................             --              --     1.362                  --                --
    Separate Account Charges 2.10% .................          2,356              --     1.359               3,202                --
    Separate Account Charges 2.15% .................             --              --     1.142                  --                --
    Separate Account Charges 2.25% .................             --              --     1.046                  --                --
  U.S. Real Estate Portfolio - Class I
    Separate Account Charges 1.40% .................        379,765              --     2.113             802,306                --
    Separate Account Charges 1.50% .................        399,336              --     1.963             783,848                --
    Separate Account Charges 1.60% .................        112,073              --     2.097             234,988                --
    Separate Account Charges 1.70% .................        128,744              --     1.950             251,065                --
    Separate Account Charges 1.75% .................          8,626              --     1.588              13,700                --
    Separate Account Charges 1.80% .................             --              --     1.875                  --                --
    Separate Account Charges 1.90% .................        281,393              --     1.872             526,667                --
    Separate Account Charges 2.00% .................        491,613              --     1.868             918,406                --
    Separate Account Charges 2.10% .................         23,916              --     1.865              44,596                --
    Separate Account Charges 2.15% .................         95,774              --     1.578             151,172                --
    Separate Account Charges 2.25% .................             --              --     1.311                  --                --
  Value Portfolio - Class I
    Separate Account Charges 1.40% .................      1,373,932              --     1.249           1,715,697                --
    Separate Account Charges 1.50% .................        111,218              --     1.358             151,085                --
    Separate Account Charges 1.60% .................         89,759              --     1.239             111,245                --
    Separate Account Charges 1.70% .................         64,897              --     1.350              87,584                --
    Separate Account Charges 1.75% .................             --              --     1.360                  --                --
    Separate Account Charges 1.80% .................             --              --     1.596                  --                --
    Separate Account Charges 1.90% .................         76,582              --     1.593             122,005                --
    Separate Account Charges 2.00% .................        287,937              --     1.590             457,862                --
    Separate Account Charges 2.10% .................         55,967              --     1.587              88,830                --
    Separate Account Charges 2.15% .................        112,924              --     1.352             152,652                --
    Separate Account Charges 2.25% .................             --              --     1.138                  --                --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.40% .................      4,221,518              --     0.591           2,496,218                --
    Separate Account Charges 1.50% .................             --              --     1.210                  --                --
    Separate Account Charges 1.60% .................         30,876              --     0.587              18,120                --
    Separate Account Charges 1.70% .................             --              --     1.202                  --                --
    Separate Account Charges 1.75% .................         94,463              --     1.211             114,384                --
    Separate Account Charges 1.80% .................          5,125              --     1.363               6,987                --
    Separate Account Charges 1.90% .................             --              --     1.361                  --                --
    Separate Account Charges 2.00% .................        357,131              --     1.358             485,059                --
    Separate Account Charges 2.10% .................          7,698              --     1.356              10,436                --
    Separate Account Charges 2.15% .................         69,874              --     1.203              84,082                --
    Separate Account Charges 2.25% .................             --              --     1.055                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
Travelers Series Fund Inc. (continued)
  MFS Total Return Portfolio
    Separate Account Charges 1.40% .................     40,240,815          14,782   $ 1.765        $ 71,022,129          $ 26,088
    Separate Account Charges 1.50% .................             --              --     1.272                  --                --
    Separate Account Charges 1.60% .................        258,177              --     1.752             452,240                --
    Separate Account Charges 1.70% .................             --              --     1.264                  --                --
    Separate Account Charges 1.75% .................         14,950              --     1.172              17,516                --
    Separate Account Charges 1.80% .................        131,955              --     1.287             169,805                --
    Separate Account Charges 1.90% .................             --              --     1.284                  --                --
    Separate Account Charges 2.00% .................        842,454              --     1.282           1,080,074                --
    Separate Account Charges 2.10% .................         12,487              --     1.280              15,979                --
    Separate Account Charges 2.15% .................        265,954              --     1.164             309,662                --
    Separate Account Charges 2.25% .................             --              --     1.096                  --                --
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.40% .................      1,897,905           5,070     1.439           2,731,898             7,298
    Separate Account Charges 1.50% .................             --              --     1.377                  --                --
    Separate Account Charges 1.60% .................         22,486              --     1.429              32,124                --
    Separate Account Charges 1.70% .................             --              --     1.368                  --                --
    Separate Account Charges 1.75% .................             --              --     1.156                  --                --
    Separate Account Charges 1.80% .................             --              --     1.263                  --                --
    Separate Account Charges 1.90% .................             --              --     1.260                  --                --
    Separate Account Charges 2.00% .................             --              --     1.258                  --                --
    Separate Account Charges 2.10% .................             --              --     1.256                  --                --
    Separate Account Charges 2.15% .................             --              --     1.149                  --                --
    Separate Account Charges 2.25% .................             --              --     1.104                  --                --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.40% .................         63,236              --     0.997              63,043                --
    Separate Account Charges 1.50% .................             --              --     0.996                  --                --
    Separate Account Charges 1.60% .................          6,253              --     0.994               6,218                --
    Separate Account Charges 1.70% .................             --              --     0.993                  --                --
    Separate Account Charges 1.75% .................             --              --     0.992                  --                --
    Separate Account Charges 1.80% .................         32,576              --     0.992              32,308                --
    Separate Account Charges 1.90% .................             --              --     0.990                  --                --
    Separate Account Charges 2.00% .................          6,185              --     0.989               6,118                --
    Separate Account Charges 2.10% .................             --              --     0.988                  --                --
    Separate Account Charges 2.15% .................             --              --     0.987                  --                --
    Separate Account Charges 2.25% .................             --              --     0.998                  --                --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.40% .................     32,536,441              --     0.903          29,368,384                --
    Separate Account Charges 1.50% .................             --              --     1.156                  --                --
    Separate Account Charges 1.60% .................             --              --     0.896                  --                --
    Separate Account Charges 1.70% .................             --              --     1.149                  --                --
    Separate Account Charges 1.75% .................             --              --     1.199                  --                --
    Separate Account Charges 1.80% .................             --              --     1.458                  --                --
    Separate Account Charges 1.90% .................             --              --     1.455                  --                --
    Separate Account Charges 2.00% .................             --              --     1.452                  --                --
    Separate Account Charges 2.10% .................             --              --     1.449                  --                --
    Separate Account Charges 2.15% .................             --              --     1.192                  --                --
    Separate Account Charges 2.25% .................             --              --     1.067                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.40% .................      4,478,365              --   $ 0.970        $  4,342,161          $     --
    Separate Account Charges 1.50% .................             --              --     1.260                  --                --
    Separate Account Charges 1.60% .................             --              --     0.962                  --                --
    Separate Account Charges 1.70% .................             --              --     1.251                  --                --
    Separate Account Charges 1.75% .................             --              --     1.179                  --                --
    Separate Account Charges 1.80% .................             --              --     1.441                  --                --
    Separate Account Charges 1.90% .................             --              --     1.438                  --                --
    Separate Account Charges 2.00% .................             --              --     1.436                  --                --
    Separate Account Charges 2.10% .................             --              --     1.433                  --                --
    Separate Account Charges 2.15% .................             --              --     1.172                  --                --
    Separate Account Charges 2.25% .................             --              --     0.991                  --                --
  Strategic Equity Portfolio
    Separate Account Charges 1.40% .................     19,968,601           3,590     1.403          28,024,313             5,039
    Separate Account Charges 1.50% .................             --              --     1.066                  --                --
    Separate Account Charges 1.60% .................          2,371              --     1.393               3,303                --
    Separate Account Charges 1.70% .................             --              --     1.059                  --                --
    Separate Account Charges 1.75% .................             --              --     1.247                  --                --
    Separate Account Charges 1.80% .................         59,679              --     1.427              85,154                --
    Separate Account Charges 1.90% .................             --              --     1.424                  --                --
    Separate Account Charges 2.00% .................          3,753              --     1.422               5,335                --
    Separate Account Charges 2.10% .................             --              --     1.419                  --                --
    Separate Account Charges 2.15% .................             --              --     1.240                  --                --
    Separate Account Charges 2.25% .................             --              --     1.098                  --                --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class I Shares
    Separate Account Charges 1.40% .................        354,009              --     1.347             476,849                --
    Separate Account Charges 1.50% .................             --              --     1.306                  --                --
    Separate Account Charges 1.60% .................             --              --     1.337                  --                --
    Separate Account Charges 1.70% .................             --              --     1.298                  --                --
    Separate Account Charges 1.75% .................             --              --     1.335                  --                --
    Separate Account Charges 1.80% .................             --              --     1.546                  --                --
    Separate Account Charges 1.90% .................             --              --     1.543                  --                --
    Separate Account Charges 2.00% .................             --              --     1.540                  --                --
    Separate Account Charges 2.10% .................             --              --     1.537                  --                --
    Separate Account Charges 2.15% .................             --              --     1.327                  --                --
    Separate Account Charges 2.25% .................             --              --     1.134                  --                --
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.40% .................      6,571,850              --     1.215           7,984,051                --
    Separate Account Charges 1.50% .................      2,407,012              --     1.295           3,117,479                --
    Separate Account Charges 1.60% .................      1,249,226              --     1.206           1,506,250                --
    Separate Account Charges 1.70% .................        862,820              --     1.287           1,110,214                --
    Separate Account Charges 1.75% .................        119,331              --     1.331             158,792                --
    Separate Account Charges 1.80% .................         65,568              --     1.538             100,814                --
    Separate Account Charges 1.90% .................      1,285,562              --     1.535           1,972,969                --
    Separate Account Charges 2.00% .................      3,065,968              --     1.532           4,696,599                --
    Separate Account Charges 2.10% .................        209,044              --     1.529             319,625                --
    Separate Account Charges 2.15% .................        562,958              --     1.322             744,450                --
    Separate Account Charges 2.25% .................          9,110              --     1.132              10,309                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
Van Kampen Life Investment Trust (continued)
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.40% .................        618,881              --   $ 1.281        $    792,876          $     --
    Separate Account Charges 1.50% .................             --              --     0.999                  --                --
    Separate Account Charges 1.60% .................             --              --     1.272                  --                --
    Separate Account Charges 1.70% .................             --              --     0.992                  --                --
    Separate Account Charges 1.75% .................             --              --     1.171                  --                --
    Separate Account Charges 1.80% .................             --              --     1.324                  --                --
    Separate Account Charges 1.90% .................             --              --     1.321                  --                --
    Separate Account Charges 2.00% .................             --              --     1.319                  --                --
    Separate Account Charges 2.10% .................             --              --     1.316                  --                --
    Separate Account Charges 2.15% .................             --              --     1.164                  --                --
    Separate Account Charges 2.25% .................             --              --     1.059                  --                --
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 1.40% .................      2,665,643              --     0.582           1,551,360                --
    Separate Account Charges 1.50% .................        775,805              --     0.991             768,778                --
    Separate Account Charges 1.60% .................        526,243              --     0.578             303,959                --
    Separate Account Charges 1.70% .................        138,648              --     0.984             136,498                --
    Separate Account Charges 1.75% .................         35,216              --     1.167              41,089                --
    Separate Account Charges 1.80% .................             --              --     1.317                  --                --
    Separate Account Charges 1.90% .................        477,700              --     1.315             628,079                --
    Separate Account Charges 2.00% .................        959,125              --     1.312           1,258,698                --
    Separate Account Charges 2.10% .................         20,583              --     1.310              26,961                --
    Separate Account Charges 2.15% .................        150,481              --     1.160             174,485                --
    Separate Account Charges 2.25% .................             --              --     1.058                  --                --
  Enterprise Portfolio - Class I Shares
    Separate Account Charges 1.40% .................        927,896              --     0.788             731,170                --
    Separate Account Charges 1.50% .................             --              --     1.053                  --                --
    Separate Account Charges 1.60% .................             --              --     0.782                  --                --
    Separate Account Charges 1.70% .................             --              --     1.046                  --                --
    Separate Account Charges 1.75% .................             --              --     1.153                  --                --
    Separate Account Charges 1.80% .................             --              --     1.301                  --                --
    Separate Account Charges 1.90% .................             --              --     1.299                  --                --
    Separate Account Charges 2.00% .................             --              --     1.297                  --                --
    Separate Account Charges 2.10% .................             --              --     1.294                  --                --
    Separate Account Charges 2.15% .................             --              --     1.146                  --                --
    Separate Account Charges 2.25% .................             --              --     1.040                  --                --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.40% .................        697,334              --     0.688             479,439                --
    Separate Account Charges 1.50% .................        201,843              --     1.045             210,831                --
    Separate Account Charges 1.60% .................        156,937              --     0.682             107,089                --
    Separate Account Charges 1.70% .................         60,571              --     1.038              62,856                --
    Separate Account Charges 1.75% .................             --              --     1.149                  --                --
    Separate Account Charges 1.80% .................             --              --     1.295                  --                --
    Separate Account Charges 1.90% .................        116,927              --     1.293             151,131                --
    Separate Account Charges 2.00% .................        173,995              --     1.290             224,473                --
    Separate Account Charges 2.10% .................         10,858              --     1.288              13,982                --
    Separate Account Charges 2.15% .................             --              --     1.142                  --                --
    Separate Account Charges 2.25% .................             --              --     1.038                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
Van Kampen Life Investment Trust (continued)
  Government Portfolio - Class I Shares
    Separate Account Charges 1.40% .................        951,033              --   $ 1.305        $  1,241,330          $     --
    Separate Account Charges 1.50% .................             --              --     1.110                  --                --
    Separate Account Charges 1.60% .................             --              --     1.295                  --                --
    Separate Account Charges 1.70% .................             --              --     1.103                  --                --
    Separate Account Charges 1.75% .................             --              --     1.005                  --                --
    Separate Account Charges 1.80% .................             --              --     1.022                  --                --
    Separate Account Charges 1.90% .................             --              --     1.020                  --                --
    Separate Account Charges 2.00% .................             --              --     1.018                  --                --
    Separate Account Charges 2.10% .................             --              --     1.016                  --                --
    Separate Account Charges 2.15% .................             --              --     0.999                  --                --
    Separate Account Charges 2.25% .................             --              --     1.038                  --                --
  Government Portfolio - Class II Shares
    Separate Account Charges 1.40% .................      2,101,412              --     1.167           2,451,421                --
    Separate Account Charges 1.50% .................      2,364,596              --     1.100           2,601,171                --
    Separate Account Charges 1.60% .................        628,426              --     1.158             727,573                --
    Separate Account Charges 1.70% .................        287,390              --     1.093             314,083                --
    Separate Account Charges 1.75% .................             --              --     1.002                  --                --
    Separate Account Charges 1.80% .................             --              --     1.017                  --                --
    Separate Account Charges 1.90% .................        430,453              --     1.015             436,743                --
    Separate Account Charges 2.00% .................        311,005              --     1.013             314,961                --
    Separate Account Charges 2.10% .................         44,760              --     1.011              45,245                --
    Separate Account Charges 2.15% .................         33,969              --     0.995              33,810                --
    Separate Account Charges 2.25% .................             --              --     1.037                  --                --
  Growth and Income Portfolio - Class I Shares
    Separate Account Charges 1.40% .................      1,079,607              --     1.505           1,625,140                --
    Separate Account Charges 1.50% .................             --              --     1.337                  --                --
    Separate Account Charges 1.60% .................             --              --     1.494                  --                --
    Separate Account Charges 1.70% .................             --              --     1.328                  --                --
    Separate Account Charges 1.75% .................             --              --     1.292                  --                --
    Separate Account Charges 1.80% .................             --              --     1.479                  --                --
    Separate Account Charges 1.90% .................             --              --     1.476                  --                --
    Separate Account Charges 2.00% .................             --              --     1.473                  --                --
    Separate Account Charges 2.10% .................             --              --     1.470                  --                --
    Separate Account Charges 2.15% .................             --              --     1.284                  --                --
    Separate Account Charges 2.25% .................             --              --     1.115                  --                --
  Growth and Income Portfolio - Class II Shares
    Separate Account Charges 1.40% .................      1,883,798              --     1.143           2,153,660                --
    Separate Account Charges 1.50% .................      1,771,485              --     1.326           2,348,407                --
    Separate Account Charges 1.60% .................      1,227,385              --     1.135           1,392,655                --
    Separate Account Charges 1.70% .................        382,360              --     1.317             503,581                --
    Separate Account Charges 1.75% .................         12,412              --     1.287              15,979                --
    Separate Account Charges 1.80% .................             --              --     1.471                  --                --
    Separate Account Charges 1.90% .................      1,089,998              --     1.469           1,600,867                --
    Separate Account Charges 2.00% .................        936,854              --     1.466           1,373,359                --
    Separate Account Charges 2.10% .................        113,211              --     1.463             165,652                --
    Separate Account Charges 2.15% .................        191,234              --     1.279             244,659                --
    Separate Account Charges 2.25% .................             --              --     1.113                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
Van Kampen Life Investment Trust (continued)
  Money Market Portfolio - Class I Shares
    Separate Account Charges 1.40% .................      1,485,737              --   $ 1.109        $  1,647,242          $     --
    Separate Account Charges 1.50% .................             --              --     0.982                  --                --
    Separate Account Charges 1.60% .................             --              --     1.100                  --                --
    Separate Account Charges 1.70% .................             --              --     0.976                  --                --
    Separate Account Charges 1.75% .................             --              --     0.983                  --                --
    Separate Account Charges 1.80% .................             --              --     0.979                  --                --
    Separate Account Charges 1.90% .................             --              --     0.977                  --                --
    Separate Account Charges 2.00% .................             --              --     0.976                  --                --
    Separate Account Charges 2.10% .................             --              --     0.974                  --                --
    Separate Account Charges 2.15% .................             --              --     0.977                  --                --
    Separate Account Charges 2.25% .................             --              --     0.993                  --                --
  Money Market Portfolio - Class II Shares
    Separate Account Charges 1.40% .................      1,720,678              --     0.998           1,717,013                --
    Separate Account Charges 1.50% .................        904,644              --     0.974             881,508                --
    Separate Account Charges 1.60% .................        493,184              --     0.990             488,445                --
    Separate Account Charges 1.70% .................        170,867              --     0.968             165,418                --
    Separate Account Charges 1.75% .................             --              --     0.980                  --                --
    Separate Account Charges 1.80% .................             --              --     0.975                  --                --
    Separate Account Charges 1.90% .................        330,609              --     0.973             321,647                --
    Separate Account Charges 2.00% .................      2,187,578              --     0.971           2,124,374                --
    Separate Account Charges 2.10% .................         16,366              --     0.969              15,863                --
    Separate Account Charges 2.15% .................         37,909              --     0.974              36,906                --
    Separate Account Charges 2.25% .................             --              --     0.992                  --                --

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.40% .................     10,841,489              --     1.019          11,045,854                --
    Separate Account Charges 1.50% .................        650,154              --     1.429             928,849                --
    Separate Account Charges 1.60% .................        690,781              --     1.011             698,520                --
    Separate Account Charges 1.70% .................        242,276              --     1.419             343,871                --
    Separate Account Charges 1.75% .................         88,837              --     1.328             117,971                --
    Separate Account Charges 1.80% .................         55,201              --     1.488              82,146                --
    Separate Account Charges 1.90% .................        771,810              --     1.485           1,146,423                --
    Separate Account Charges 2.00% .................      1,568,218              --     1.483           2,325,032                --
    Separate Account Charges 2.10% .................         74,496              --     1.480             110,243                --
    Separate Account Charges 2.15% .................        118,182              --     1.320             155,964                --
    Separate Account Charges 2.25% .................          2,276              --     1.108               2,520                --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.40% .................        456,631              --     0.755             344,853                --
    Separate Account Charges 1.50% .................             --              --     1.356                  --                --
    Separate Account Charges 1.60% .................             --              --     0.750                  --                --
    Separate Account Charges 1.70% .................             --              --     1.348                  --                --
    Separate Account Charges 1.75% .................             --              --     1.091                  --                --
    Separate Account Charges 1.80% .................         16,213              --     1.246              20,194                --
    Separate Account Charges 1.90% .................             --              --     1.243                  --                --
    Separate Account Charges 2.00% .................          2,670              --     1.241               3,313                --
    Separate Account Charges 2.10% .................             --              --     1.239                  --                --
    Separate Account Charges 2.15% .................             --              --     1.084                  --                --
    Separate Account Charges 2.25% .................             --              --     1.040                  --                --

                                                                                   DECEMBER 31, 2004
                                                       ----------------------------------------------------------------------------

                                                       ACCUMULATION         ANNUITY     UNIT         ACCUMULATION          ANNUITY
                                                           UNITS             UNITS     VALUE          NET ASSETS         NET ASSETS
                                                       ------------         -------   -------        ------------        ----------
Variable Insurance Products Fund III (continued)
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.40% .................      7,053,117              --   $ 1.486        $ 10,480,578          $     --
    Separate Account Charges 1.50% .................        301,375              --     1.667             502,508                --
    Separate Account Charges 1.60% .................        514,700              --     1.475             759,062                --
    Separate Account Charges 1.70% .................         39,863              --     1.657              66,034                --
    Separate Account Charges 1.75% .................             --              --     1.543                  --                --
    Separate Account Charges 1.80% .................         39,227              --     1.732              67,958                --
    Separate Account Charges 1.90% .................        458,247              --     1.729             792,397                --
    Separate Account Charges 2.00% .................      1,095,825              --     1.726           1,891,367                --
    Separate Account Charges 2.10% .................         89,382              --     1.723             153,982                --
    Separate Account Charges 2.15% .................        224,966              --     1.534             345,045                --
    Separate Account Charges 2.25% .................          2,722              --     1.228               3,342                --
                                                                                                     ------------          --------

Net Contract Owners' Equity ........................                                                 $804,420,924          $ 86,488
                                                                                                     ============          ========

6. STATEMENT OF INVESTMENTS                                                             FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET        COST OF       PROCEEDS
                                                                              SHARES        VALUE        PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (5.5%)
    Total (Cost $53,902,158)                                                     662,244  $ 43,860,416  $    322,801  $  6,236,455
                                                                            ------------  ------------  ------------  ------------

HIGH YIELD BOND TRUST (0.0%)
    Total (Cost $1,063)                                                              108         1,071         1,071             8
                                                                            ------------  ------------  ------------  ------------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $246,968)                                                         15,331       255,572       251,904         5,157
                                                                            ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (2.8%)
    Total (Cost $22,873,653)                                                  22,873,653    22,873,653    13,746,331    21,617,505
                                                                            ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.5%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $4,502,389)                                                      194,930     4,152,015        78,610       592,834
                                                                            ------------  ------------  ------------  ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.0%)
  AllianceBernstein Premier Growth Portfolio - Class B
    Total (Cost $10,126,363)                                                     353,214     8,162,768       274,534     1,296,121
                                                                            ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (0.1%)
  Global Growth Fund - Class 2 Shares (Cost $12,515)                                 882        15,201         3,305        10,143
  Growth Fund - Class 2 Shares (Cost $33,354)                                        754        38,542        31,870        97,241
  Growth-Income Fund - Class 2 Shares (Cost $969,726)                             29,471     1,079,828       717,831       163,928
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,015,595)                                                       31,107     1,133,571       753,006       271,312
                                                                            ------------  ------------  ------------  ------------

CREDIT SUISSE TRUST (0.3%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $1,590,898)                                                      176,204     2,332,947       760,457       844,895
                                                                            ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (1.3%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $7,082,245)                                                      548,053    10,456,854     1,781,804     1,123,135
                                                                            ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (3.2%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $10,273,666)         280,084     9,959,769       442,655     1,671,179
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $15,331,000)                                                           379,718    15,777,282       590,506     2,203,979
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $25,604,666)                                                     659,802    25,737,051     1,033,161     3,875,158
                                                                            ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.1%)
  Mutual Shares Securities Fund - Class 2 Shares (Cost $397,049)                  26,568       442,085       361,742       294,524
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $80,021)                                                                10,700        92,767        79,536           547
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $23,233)                1,777        25,506        23,300            70
  Templeton Growth Securities Fund - Class 2 Shares (Cost $348,362)               32,511       417,121       216,634        68,178
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $848,665)                                                         71,556       977,479       681,212       363,319
                                                                            ------------  ------------  ------------  ------------

GREENWICH STREET SERIES FUND (10.9%)
  Appreciation Portfolio (Cost $20,270,911)                                      971,377    22,759,355     1,215,141     2,630,636
  Diversified Strategic Income Portfolio (Cost $11,817,152)                    1,201,577    11,174,663       876,359     3,491,004
  Equity Index Portfolio - Class II Shares (Cost $13,854,654)                    494,222    14,589,422     1,371,785     1,592,259
  Fundamental Value Portfolio (Cost $33,066,993)                               1,757,805    37,089,682     3,130,922     3,528,663
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $1,435,664)                                                             74,107     1,573,287       997,046        31,843
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $31,213)                                                                 7,192        35,313        53,786        83,153
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $80,476,587)                                                   4,506,280    87,221,722     7,645,039    11,357,558
                                                                            ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET        COST OF      PROCEEDS
                                                                               SHARES        VALUE        PURCHASES    FROM SALES
                                                                            ------------  ------------  ------------  ------------
JANUS ASPEN SERIES (3.7%)
  Balanced Portfolio - Service Shares (Cost $12,955,103)                         549,080  $ 13,858,768  $    962,092  $  2,552,408
  Capital Appreciation Portfolio - Service Shares (Cost $748,766)                 36,689       894,854        72,760       147,954
  Global Life Sciences Portfolio - Service Shares (Cost $2,742,406)              402,154     3,164,952       250,541       425,151
  Global Technology Portfolio - Service Shares (Cost $4,029,797)                 996,133     3,536,271       905,257       876,882
  Mid Cap Value Portfolio - Service Shares (Cost $532,793)                        47,618       738,551       127,157        39,164
  Worldwide Growth Portfolio - Service Shares (Cost $6,967,438)                  291,031     7,747,234       415,828       945,117
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $27,976,303)                                                   2,322,705    29,940,630     2,733,635     4,986,676
                                                                            ------------  ------------  ------------  ------------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $46,770)                                                           3,075        51,960        47,400         5,436
                                                                            ------------  ------------  ------------  ------------

LORD ABBETT SERIES FUND, INC. (0.1%)
  Growth and Income Portfolio (Cost $252,817)                                     10,421       283,242       172,802         6,024
  Mid-Cap Value Portfolio (Cost $132,202)                                          7,208       149,848       101,756        34,541
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $385,019)                                                         17,629       433,090       274,558        40,565
                                                                            ------------  ------------  ------------  ------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.0%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $1,052)                105         1,211            37            15
  Merrill Lynch Value Opportunities V.I. Fund - Class III (Cost $1,308)              134         1,209           321            15
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $2,360)                                                              239         2,420           358            30
                                                                            ------------  ------------  ------------  ------------

MORGAN STANLEY VARIABLE INVESTMENT SERIES (0.2%)
  Dividend Growth Portfolio - Class Y (Cost $335,391)                             24,397       352,784       360,185        25,869
  Equity Portfolio - Class Y (Cost $154,933)                                       7,219       173,477       158,106         5,394
  S&P 500 Index Portfolio - Class Y (Cost $1,115,281)                            110,817     1,225,640       947,664        14,011
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,605,605)                                                      142,433     1,751,901     1,465,955        45,274
                                                                            ------------  ------------  ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares
    Total (Cost $33,201)                                                           1,696        35,106        33,301           103
                                                                            ------------  ------------  ------------  ------------

PIMCO VARIABLE INSURANCE TRUST (2.9%)
  Real Return Portfolio - Administrative Class (Cost $622,401)                    49,137       634,849     1,093,302       535,918
    Total Return Portfolio - Administrative Class (Cost $21,982,193)           2,159,813    22,699,631     2,293,228     4,500,395
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $22,604,594)                                                   2,208,950    23,334,480     3,386,530     5,036,313
                                                                            ------------  ------------  ------------  ------------

PUTNAM VARIABLE TRUST (0.6%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $201,682)               47,614       236,639        13,637        19,612
  Putnam VT International Equity Fund - Class IB Shares (Cost $1,600,185)        142,719     2,099,397       463,432       379,902
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $1,793,485)             116,125     2,646,479       552,176       534,157
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $3,595,352)                                                      306,458     4,982,515     1,029,245       933,671
                                                                            ------------  ------------  ------------  ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (7.7%)
  All Cap Fund - Class I (Cost $18,056,838)                                    1,300,646    21,889,868     2,018,817     2,085,548
  High Yield Bond Fund - Class I (Cost $2,731,273)                               289,945     2,864,655     1,259,921       168,514
  Investors Fund - Class I (Cost $21,365,293)                                  1,743,791    24,081,757     1,194,049     2,584,670
  Large Cap Growth Fund - Class I (Cost $1,025,139)                               92,830     1,087,037       816,570        36,824
  Small Cap Growth Fund - Class I (Cost $4,344,233)                              373,698     5,265,411     1,990,658       559,828
  Strategic Bond Fund - Class I (Cost $6,868,793)                                637,696     6,938,133     2,742,102       278,718
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $54,391,569)                                                   4,438,606    62,126,861    10,022,117     5,714,102
                                                                            ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
SCUDDER VARIABLE SERIES I (0.1%)
  Growth and Income Portfolio - Class B
    Total (Cost $387,913)                                                         45,905  $    424,624  $    388,206  $     20,831
                                                                            ------------  ------------  ------------  ------------

SCUDDER VARIABLE SERIES II (0.2%)
  Scudder International Select Equity Portfolio - Class B
    Total (Cost $1,493,080)                                                      142,756     1,695,937     1,292,302         6,492
                                                                            ------------  ------------  ------------  ------------

THE TRAVELERS SERIES TRUST (26.4%)
  Convertible Securities Portfolio (Cost $14,527,624)                          1,280,621    15,815,669     1,482,384     2,241,882
  Disciplined Mid Cap Stock Portfolio (Cost $9,198,267)                          581,497    11,490,372       917,389     1,172,087
  Equity Income Portfolio (Cost $39,508,801)                                   2,599,062    44,625,898     4,307,690     4,756,729
  Federated High Yield Portfolio (Cost $15,672,108)                            1,709,383    14,734,884     1,984,521     2,855,854
  Federated Stock Portfolio (Cost $8,157,624)                                    536,954     8,891,958       385,009     1,186,256
  Large Cap Portfolio (Cost $33,354,321)                                       1,963,225    27,347,725     1,141,972     3,134,273
  Lazard International Stock Portfolio (Cost $10,370,399)                      1,179,866    13,474,072     1,145,976     1,513,313
  Merrill Lynch Large Cap Core Portfolio (Cost $2,587,248)                       235,477     2,131,063        50,237       346,457
  MFS Emerging Growth Portfolio (Cost $24,847,279)                             1,405,351    14,812,403       188,128     1,878,317
  MFS Mid Cap Growth Portfolio (Cost $23,080,028)                              1,901,245    14,924,771       414,666     1,796,749
  MFS Value Portfolio (Cost $52,311)                                               4,370        53,840        52,901           617
  Pioneer Fund Portfolio (Cost $11,928)                                            1,120        13,469         5,874           124
  Social Awareness Stock Portfolio (Cost $2,996)                                     134         3,250         3,023            27
  Travelers Quality Bond Portfolio (Cost $44,551,740)                          3,940,905    43,468,177     2,547,626     9,275,565
  U.S. Government Securities Portfolio (Cost $11,579)                                884        11,265        11,612            34
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $225,934,253)                                                 17,340,094   211,798,816    14,639,008    30,158,284
                                                                            ------------  ------------  ------------  ------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3.8%)
  Core Plus Fixed Income Portfolio - Class II (Cost $2,260,404)                  197,800     2,276,684     1,972,979        38,895
  Emerging Markets Equity Portfolio - Class I (Cost $1,544,388)                  172,874     1,910,256       925,931       141,865
  Equity and Income Portfolio - Class II (Cost $2,995,439)                       253,648     3,289,813     2,540,232       100,465
  Equity Growth Portfolio - Class I (Cost $1,856,920)                            139,290     1,915,232       507,460       180,473
  Global Franchise Portfolio - Class II Shares (Cost $3,656,462)                 288,493     3,984,085     3,349,197        50,783
  Global Value Equity Portfolio - Class I (Cost $3,072,381)                      248,767     3,557,374     1,404,628       260,750
  Mid Cap Growth Portfolio - Class I (Cost $1,637,661)                           190,755     1,976,227       419,475       106,760
  Mid Cap Value Portfolio - Class I (Cost $3,137,842)                            227,801     3,870,341       707,933       382,499
  Small Company Growth Portfolio - Class II (Cost $650,286)                       47,232       730,680       584,768        16,657
  Technology Portfolio - Class I (Cost $544,604)                                 100,029       359,105        12,552       113,538
  U.S. Real Estate Portfolio - Class I (Cost $2,644,556)                         181,970     3,726,748     1,530,195       749,661
  Value Portfolio - Class I (Cost $2,427,472)                                    194,016     2,886,960       820,891       239,762
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $26,428,415)                                                   2,242,675    30,483,505    14,776,241     2,382,108
                                                                            ------------  ------------  ------------  ------------

TRAVELERS SERIES FUND INC. (17.5%)
  AIM Capital Appreciation Portfolio (Cost $3,586,675)                           300,494     3,215,286       718,317       314,281
  MFS Total Return Portfolio (Cost $69,569,497)                                4,264,498    73,093,493     7,071,144     6,049,317
  Pioneer Strategic Income Portfolio (Cost $2,998,292)                           295,450     2,771,320       475,978       643,753
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $108,207)            10,758       107,687       125,684        31,307
  Smith Barney Aggressive Growth Portfolio (Cost $25,112,736)                  2,204,834    29,368,384     1,912,800     2,384,955
  Smith Barney Large Capitalization Growth Portfolio (Cost $3,782,716)           302,168     4,342,161       759,021       623,185
  Strategic Equity Portfolio (Cost $40,810,436)                                1,603,372    28,123,144       535,358     4,159,249
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $145,968,559)                                                  8,981,574   141,021,475    11,598,302    14,206,047
                                                                            ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
VAN KAMPEN LIFE INVESTMENT TRUST (7.1%)
  Comstock Portfolio - Class I Shares (Cost $372,477)                             34,730  $    476,849  $     46,629  $     38,840
  Comstock Portfolio - Class II Shares (Cost $17,774,758)                      1,586,673    21,721,552     7,156,417       811,278
  Emerging Growth Portfolio - Class I Shares (Cost $1,250,122)                    30,472       792,876           108       109,723
  Emerging Growth Portfolio - Class II Shares (Cost $4,583,077)                  189,238     4,889,907     1,961,314       479,811
  Enterprise Portfolio - Class I Shares (Cost $1,165,406)                         53,762       731,170         2,943        59,749
  Enterprise Portfolio - Class II Shares (Cost $1,204,801)                        91,897     1,249,801       435,634       127,233
  Government Portfolio - Class I Shares (Cost $1,207,837)                        130,942     1,241,330        91,396       355,668
  Government Portfolio - Class II Shares (Cost $6,871,887)                       730,486     6,925,007       995,778     1,099,105
  Growth and Income Portfolio - Class I Shares (Cost $1,308,395)                  84,117     1,625,140        27,168       116,069
  Growth and Income Portfolio - Class II Shares (Cost $8,095,136)                507,974     9,798,819     3,127,343       565,502
  Money Market Portfolio - Class I Shares (Cost $1,647,242)                    1,647,242     1,647,242        46,025       284,926
  Money Market Portfolio - Class II Shares (Cost $5,751,174)                   5,751,174     5,751,174     3,773,081     3,543,756
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $51,232,312)                                                  10,838,707    56,850,867    17,663,836     7,591,660
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (2.1%)
  Contrafund(R) Portfolio - Service Class 2
    Total (Cost $13,850,662)                                                     643,544    16,957,393     4,218,913       788,626
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (1.9%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $326,982)        51,809       368,360       154,819       119,309
  Mid Cap Portfolio - Service Class 2 (Cost $10,735,942)                         504,092    15,062,273     4,432,236     1,046,662
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $11,062,924)                                                     555,901    15,430,633     4,587,055     1,165,971
                                                                            ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $795,270,141)                                                                     $804,487,332  $115,486,892  $120,665,646
                                                                                          ============  ============  ============

7. FINANCIAL HIGHLIGHTS

                                                                                                         EXPENSE         TOTAL
                                            YEAR               UNIT VALUE       NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS      INCOME       LOWEST TO       LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)   RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                    2004    23,521   1.486 - 1.865    43,860          --     1.40 - 2.00      17.48 - 18.60
                                             2003    26,792   1.270 - 1.583    42,395        0.05     1.40 - 1.80       7.63 - 23.19
                                             2002    30,669   1.280 - 1.285    39,405        1.49     1.40 - 1.60  (26.31) - (26.11)
                                             2001    37,851   1.737 - 1.739    65,838        0.47     1.40 - 1.60  (27.15) - (18.60)

HIGH YIELD BOND TRUST                        2004         1           1.070         1        6.88            1.40               7.00

MANAGED ASSETS TRUST                         2004       237           1.078       256        8.04            1.40               7.80

MONEY MARKET PORTFOLIO                       2004    19,532   0.979 - 1.175    22,894        0.98     1.40 - 2.00    (1.01) - (0.34)
                                             2003    26,074   0.989 - 1.179    30,747        0.79     1.40 - 2.00    (0.70) - (0.60)
                                             2002    37,562           1.187    44,572        1.38            1.40                 --
                                             2001    40,133           1.187    47,635        3.28            1.40               2.33
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I    2004     6,218   0.663 - 0.668     4,152        0.44     1.40 - 1.60        4.08 - 4.38
                                             2003     6,962   0.637 - 0.640     4,457        0.30     1.40 - 1.60      23.21 - 23.31
                                             2002     7,493   0.517 - 0.519     3,889        0.33     1.40 - 1.60     (31.26) - 4.44
                                             2001     7,281           0.755     5,495        0.21            1.40            (13.71)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                      2004    14,332   0.563 - 1.335     8,163          --     1.40 - 2.00        6.23 - 6.78
                                             2003    16,035   0.528 - 1.255     8,544          --     1.40 - 2.00       6.92 - 21.79
                                             2002    18,895   0.435 - 0.436     8,246          --     1.40 - 1.60  (31.92) - (31.88)
                                             2001    21,281   0.639 - 0.640    13,619          --     1.40 - 1.60   (18.58) - (2.74)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares        2004        10           1.450        15        0.35            1.40              11.88
                                             2003        16           1.296        20        0.18            1.40              29.60

  Growth Fund - Class 2 Shares               2004        28           1.385        39        0.07            1.40              10.98
                                             2003        79           1.248        98        0.16            1.40              24.80

  Growth-Income Fund - Class 2 Shares        2004       792   1.355 - 1.364     1,080        0.98     1.40 - 1.80        8.40 - 9.16
                                             2003       353   1.250 - 1.253       443        2.00     1.40 - 1.80      23.89 - 25.30
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
   Portfolio                                 2004     1,953   1.186 - 1.195     2,333        0.29     1.40 - 1.60      23.03 - 23.20
                                             2003     2,027   0.964 - 0.970     1,966          --     1.40 - 1.60      40.52 - 40.99
                                             2002     2,661   0.686 - 0.688     1,832        0.15     1.40 - 1.60  (19.86) - (12.80)
                                             2001     2,464           0.789     1,945          --            1.40            (10.95)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard        2004     4,937   1.768 - 2.123    10,457        2.04     1.40 - 1.80      29.05 - 29.53
    Class                                    2003     4,722   1.370 - 1.639     7,721        2.45     1.40 - 1.80      28.76 - 32.18
                                             2002     4,217   1.235 - 1.240     5,228        1.89     1.40 - 1.60        2.83 - 3.08
                                             2001     1,986   1.201 - 1.203     2,389        1.25     1.40 - 1.60       7.31 - 10.28
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                           2004     9,146   1.081 - 1.286     9,960        1.61     1.40 - 1.80        3.21 - 3.62
                                             2003    10,335   1.045 - 1.246    10,865        1.38     1.40 - 1.80      11.35 - 19.43
                                             2002    10,993   0.876 - 0.880     9,669        1.11     1.40 - 1.60  (18.05) - (17.83)
                                             2001    11,154   1.069 - 1.071    11,947        0.86     1.40 - 1.60   (10.60) - (7.12)
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares               2004    12,657   1.235 - 1.479    15,777        0.20     1.40 - 2.00        9.11 - 9.80
                                             2003    13,890   1.127 - 1.352    15,766        0.03     1.40 - 2.00      11.75 - 29.93
                                             2002    13,490   0.869 - 0.872    11,769        0.04     1.40 - 1.60  (20.42) - (20.29)
                                             2001    11,596   1.092 - 1.094    12,686        0.48     1.40 - 1.60      (7.45) - 9.53

                                                                                                         EXPENSE         TOTAL
                                            YEAR               UNIT VALUE       NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS      INCOME       LOWEST TO       LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)   RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund - Class 2    2004       382   1.152 - 1.158       442        0.77     1.40 - 1.60       9.09 - 11.03
    Shares                                   2003       322           1.043       336        0.74            1.40              23.43
                                             2002       178           0.845       150        0.51            1.40            (15.50)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares         2004        52           1.781        93        1.14            1.40              23.00
                                             2003         1           1.448         1        1.09            1.40              44.80
  Templeton Foreign Securities Fund -
    Class 2 Shares                           2004        22           1.152        26        0.29            1.40              15.20
  Templeton Growth Securities Fund -
    Class 2 Shares                           2004       353   1.174 - 1.540       417        1.10     1.40 - 1.80      10.86 - 14.34
                                             2003       218           1.032       225        1.61            1.40              30.30
                                             2002       191           0.792       152        0.75            1.40            (20.80)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                     2004    15,962           1.426    22,759        1.10            1.40               7.30
                                             2003    16,955           1.329    22,534        0.66            1.40              22.83
                                             2002    16,583           1.082    17,942        1.56            1.40            (18.65)
                                             2001    13,756           1.330    18,302        1.17            1.40             (5.34)

  Diversified Strategic Income Portfolio     2004     8,191           1.364    11,175        4.48            1.40               5.25
                                             2003    10,456           1.296    13,552        5.83            1.40              10.20
                                             2002    10,925           1.176    12,851        9.00            1.40               3.34
                                             2001    12,785           1.138    14,546        8.91            1.40               1.79

  Equity Index Portfolio - Class II          2004    16,143   0.882 - 1.405    14,589        1.38     1.40 - 1.80        8.24 - 8.68
    Shares                                   2003    16,372   0.813 - 1.298    13,605        1.07     1.40 - 1.80      12.48 - 26.04
                                             2002    15,425   0.647 - 0.649    10,013        1.87     1.40 - 1.60  (23.61) - (23.47)
                                             2001    13,067   0.847 - 0.848    11,082        0.73     1.40 - 1.60     (13.65) - 7.90

  Fundamental Value Portfolio                2004    25,754           1.440    37,090        0.66            1.40               6.67
                                             2003    26,496           1.350    35,758        0.62            1.40              36.78
                                             2002    27,231           0.987    26,880        1.21            1.40            (22.41)
                                             2001    17,065           1.272    21,707        0.72            1.40             (6.61)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares             2004     1,119   1.120 - 1.492     1,573          --     1.40 - 2.15       4.89 - 14.98
                                             2003       376   1.047 - 1.395       499          --     1.40 - 2.15       6.85 - 38.13
                                             2002        16           0.758        12          --            1.40            (24.20)
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares             2004        32           1.098        35        0.39            1.40               6.91
                                             2003        62           1.027        64        0.47            1.40              28.38
                                             2002        85           0.800        68        0.67            1.40            (20.00)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares        2004    13,603   0.997 - 1.213    13,859        2.15     1.40 - 2.10        6.07 - 6.70
                                             2003    15,399   0.935 - 1.140    14,659        1.84     1.40 - 2.10       4.79 - 12.16
                                             2002    15,767   0.836 - 0.983    13,307        2.05     1.40 - 1.70    (8.24) - (7.90)
                                             2001    13,848   0.910 - 1.069    12,626        2.12     1.40 - 1.70      (6.28) - 0.56

                                                                                                         EXPENSE         TOTAL
                                            YEAR               UNIT VALUE       NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS      INCOME       LOWEST TO       LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)   RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
JANUS ASPEN SERIES (CONTINUED)
  Capital Appreciation Portfolio -
    Service Shares                           2004       940   0.762 - 1.412       895        0.03     1.40 - 1.90      15.74 - 16.36
                                             2003     1,034   0.657 - 1.220       831        0.25     1.40 - 1.90       6.18 - 18.49
                                             2002       953   0.555 - 0.941       591        0.32     1.40 - 1.70  (17.34) - (17.11)
                                             2001       707   0.671 - 1.137       476        1.09     1.40 - 1.70     (22.94) - 1.07
  Global Life Sciences Portfolio -
    Service Shares                           2004     3,486   0.900 - 1.423     3,165          --     1.40 - 2.00      11.93 - 12.67
                                             2003     3,646   0.801 - 1.268     2,938          --     1.40 - 2.00       7.29 - 24.42
                                             2002     3,739   0.645 - 0.647     2,419          --     1.40 - 1.60  (30.65) - (30.50)
                                             2001     4,112   0.930 - 0.931     3,830          --     1.40 - 1.60     (17.97) - 4.49

  Global Technology Portfolio - Service      2004    10,165   0.346 - 1.455     3,536          --     1.40 - 2.00      (1.22) - 8.87
    Shares                                   2003    10,051   0.349 - 1.473     3,523          --     1.40 - 1.80      16.72 - 44.21
                                             2002    11,940           0.242     2,886          --            1.40            (41.69)
                                             2001    10,706           0.415     4,444        0.68            1.40            (38.24)

  Mid Cap Value Portfolio - Service          2004       475   1.542 - 1.560       739        3.25     1.40 - 2.10      15.33 - 16.16
    Shares                                   2003       421   1.337 - 1.343       564        0.11     1.40 - 2.10      20.89 - 34.30

  Worldwide Growth Portfolio - Service       2004    13,052   0.557 - 1.322     7,747        0.91     1.40 - 2.10        2.41 - 3.13
    Shares                                   2003    14,122   0.541 - 1.288     8,019        0.85     1.40 - 2.10      12.24 - 23.73
                                             2002    16,018   0.444 - 0.855     7,231        0.61     1.40 - 1.70  (26.97) - (26.77)
                                             2001    17,088   0.608 - 1.168    10,407        0.28     1.40 - 1.70     (23.68) - 3.00
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio      2004        34           1.513        52          --            1.40              13.25
                                             2003         4           1.336         5          --            1.40              33.60
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                2004       205           1.382       283        1.65            1.40              11.09
                                             2003        75           1.244        93        1.56            1.40              24.40

  Mid-Cap Value Portfolio                    2004        97   1.525 - 1.541       150        0.53     1.40 - 2.00      15.32 - 22.30
                                             2003        53   1.255 - 1.260        66        1.37     1.40 - 2.00      14.09 - 26.00
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                         2004         1           1.210         1        3.34            1.40              12.66
                                             2003         1           1.074         1        2.93            1.40               7.40
  Merrill Lynch Value Opportunities V.I.
    Fund - Class III                         2004         1           1.208         1          --            1.40              13.11
                                             2003         1           1.068         1        0.14            1.40               6.80

                                                                                                         EXPENSE         TOTAL
                                            YEAR               UNIT VALUE       NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS      INCOME       LOWEST TO       LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)   RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
  Dividend Growth Portfolio - Class Y        2004       304   1.158 - 1.166       353        2.45     1.60 - 2.15        5.36 - 6.48
                                             2003         1           1.095         1        0.69            1.60               9.50

  Equity Portfolio - Class Y                 2004       149   1.084 - 1.179       173        0.60     1.60 - 2.25       0.60 - 20.98
                                             2003         2           1.080         2        0.04            1.60               8.00

  S&P 500 Index Portfolio - Class Y          2004     1,038   1.179 - 1.187     1,226        0.46     1.60 - 2.15        7.97 - 8.50
                                             2003       175   1.092 - 1.094       191          --     1.60 - 2.15        5.41 - 9.40
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                           2004        33           1.074        35          --            1.40               7.40
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative     2004       564   1.114 - 1.125       635        1.01     1.40 - 2.00        1.72 - 7.35
    Class                                    2003        64   1.044 - 1.048        67        0.48     1.40 - 2.00        4.50 - 4.80

  Total Return Portfolio - Administrative    2004    18,739   1.057 - 1.213    22,700        1.88     1.40 - 1.80        3.02 - 3.41
    Class                                    2003    20,964   1.026 - 1.173    24,563        2.86     1.40 - 1.80        1.58 - 3.62
                                             2002    20,033   1.129 - 1.132    22,686        4.05     1.40 - 1.60        7.42 - 7.50
                                             2001     5,178   1.051 - 1.053     5,452        2.71     1.40 - 1.60        4.78 - 5.10
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                          2004       306   0.767 - 0.773       237          --     1.40 - 1.60        5.79 - 6.18
                                             2003       310   0.725 - 0.728       226          --     1.40 - 1.60      29.93 - 30.00
                                             2002       300   0.558 - 0.560       168          --     1.40 - 1.60  (30.68) - (30.52)
                                             2001       270   0.805 - 0.806       217          --     1.40 - 1.60  (22.13) - (19.50)
  Putnam VT International Equity Fund -
    Class IB Shares                          2004     2,071   1.003 - 1.522     2,099        1.38     1.40 - 1.80      14.09 - 14.63
                                             2003     1,972   0.877 - 1.334     1,746        0.82     1.40 - 1.80      26.37 - 37.67
                                             2002     3,980   0.694 - 0.696     2,770        0.33     1.40 - 1.60  (18.93) - (18.79)
                                             2001     1,555   0.856 - 0.857     1,333          --     1.40 - 1.60  (14.47) - (14.40)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                2004     1,636   1.599 - 1.918     2,646        0.34     1.40 - 2.00      23.69 - 24.40
                                             2003     1,612   1.288 - 1.547     2,095        0.31     1.40 - 2.00      24.36 - 47.66
                                             2002     1,363   0.874 - 0.877     1,195        0.13     1.40 - 1.60  (19.60) - (19.39)
                                             2001       432   1.087 - 1.088       471          --     1.40 - 1.60        2.16 - 8.70
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                     2004    13,662   1.058 - 1.655    21,890        0.54     1.40 - 2.25        2.52 - 6.84
                                             2003    13,510   1.136 - 1.549    20,400        0.27     1.40 - 2.15      10.90 - 39.11
                                             2002    12,094   0.831 - 1.130    13,420        0.57     1.40 - 1.70  (26.33) - (26.10)
                                             2001     5,217   1.128 - 1.529     7,969        1.60     1.40 - 1.70      (3.78) - 3.49

  High Yield Bond Fund - Class I             2004     2,049   1.161 - 1.497     2,865        7.72     1.40 - 2.15        3.09 - 9.51
                                             2003     1,285   1.068 - 1.367     1,694        9.26     1.40 - 2.15       5.22 - 22.49
                                             2002       573   1.095 - 1.116       635        7.83     1.40 - 1.70        5.49 - 5.78
                                             2001       459   1.038 - 1.055       484        9.99     1.40 - 1.70      (0.28) - 3.74

  Investors Fund - Class I                   2004    18,355   1.211 - 1.459    24,082        1.45     1.40 - 2.15        2.59 - 8.89
                                             2003    19,490   1.116 - 1.346    23,489        1.44     1.40 - 2.10      12.82 - 33.40
                                             2002    19,929   0.858 - 0.923    18,373        1.23     1.40 - 1.70  (24.34) - (24.10)
                                             2001    16,096   1.134 - 1.216    19,575        1.05     1.40 - 1.70      (6.40) - 2.71

                                                                                                         EXPENSE         TOTAL
                                            YEAR               UNIT VALUE       NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS      INCOME       LOWEST TO       LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)   RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
SALOMON BROTHERS VARIABLE SERIES FUNDS
INC. (CONTINUED)
  Large Cap Growth Fund - Class I            2004       859   1.124 - 1.420     1,087        0.32     1.40 - 2.15      (1.46) - 9.48
                                             2003       208   1.140 - 1.439       266        0.02     1.40 - 2.00       2.93 - 42.50
                                             2002        13           0.800        10          --            1.40            (20.00)

  Small Cap Growth Fund - Class I            2004     4,008   0.962 - 1.758     5,265          --     1.40 - 2.25       5.52 - 28.84
                                             2003     3,127   0.849 - 1.555     3,155          --     1.40 - 2.15      11.33 - 54.27
                                             2002     2,299   0.579 - 0.808     1,443          --     1.40 - 1.70  (35.83) - (35.66)
                                             2001     1,627   0.901 - 1.257     1,474          --     1.40 - 1.70      (8.51) - 7.78

  Strategic Bond Fund - Class I              2004     5,516   1.059 - 1.443     6,938        5.43     1.40 - 2.25        0.94 - 5.17
                                             2003     3,592   1.014 - 1.372     4,508        6.46     1.40 - 2.15       2.63 - 11.64
                                             2002     2,433   1.085 - 1.229     2,842        6.21     1.40 - 1.70        5.96 - 7.34
                                             2001     1,064   1.015 - 1.145     1,217        6.06     1.40 - 1.60        0.59 - 5.43
SCUDDER VARIABLE SERIES I
  Growth and Income Portfolio - Class B      2004       350   1.210 - 1.221       425        0.07     1.60 - 2.15        7.46 - 7.63
                                             2003        18   1.126 - 1.127        20          --     2.00 - 2.15       5.82 - 12.60
SCUDDER VARIABLE SERIES II
  Scudder International Select Equity
    Portfolio - Class B                      2004     1,215   1.167 - 1.406     1,696        0.28     1.60 - 2.25      12.12 - 19.93
                                             2003       186   1.208 - 1.209       225          --     2.00 - 2.15      13.20 - 20.80
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio           2004    10,413   1.276 - 1.520    15,816        2.10     1.40 - 2.00        4.25 - 4.83
                                             2003    11,003   1.224 - 1.450    15,946        3.06     1.40 - 2.00       7.75 - 24.46
                                             2002    11,414   1.161 - 1.165    13,296        7.64     1.40 - 1.60    (8.44) - (8.27)
                                             2001     9,706   1.268 - 1.270    12,327        2.03     1.40 - 1.60    (2.23) - (1.78)

  Disciplined Mid Cap Stock Portfolio        2004     5,376   1.568 - 2.146    11,490        0.28     1.40 - 1.80      14.37 - 14.82
                                             2003     5,604   1.371 - 1.869    10,433        0.31     1.40 - 1.80      26.94 - 31.90
                                             2002     5,655   1.412 - 1.417     8,014        0.55     1.40 - 1.60  (15.70) - (15.50)
                                             2001     5,101   1.675 - 1.677     8,557        0.29     1.40 - 1.60      (5.41) - 4.04

  Equity Income Portfolio                    2004    25,229   1.223 - 1.810    44,626        1.32     1.40 - 2.15        7.54 - 9.42
                                             2003    26,533   1.137 - 1.670    43,575        0.93     1.40 - 2.15       6.66 - 34.69
                                             2002    26,715   0.956 - 1.291    34,137        1.04     1.40 - 1.70  (16.43) - (15.12)
                                             2001    27,237   1.131 - 1.521    41,433        1.13     1.40 - 1.60      (7.93) - 0.53

  Federated High Yield Portfolio             2004    10,073   1.286 - 1.464    14,735        7.11     1.40 - 2.00        8.25 - 8.85
                                             2003    11,303   1.188 - 1.345    15,192        7.44     1.40 - 2.00       8.49 - 20.74
                                             2002    10,765   1.110 - 1.114    11,993       17.48     1.40 - 1.60        2.02 - 2.30
                                             2001    10,766   1.088 - 1.089    11,727       12.09     1.40 - 1.60      (0.73) - 0.46

                                                                                                         EXPENSE         TOTAL
                                            YEAR               UNIT VALUE       NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS      INCOME       LOWEST TO       LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)   RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Federated Stock Portfolio                  2004     5,119   1.724 - 1.737     8,892        1.42     1.40 - 1.60        8.77 - 9.04
                                             2003     5,610   1.585 - 1.593     8,939        1.48     1.40 - 1.60      17.84 - 25.83
                                             2002     5,996           1.266     7,592        2.56            1.40            (20.48)
                                             2001     6,935           1.592    11,039        1.26            1.40               0.25

  Large Cap Portfolio                        2004    19,283   1.109 - 1.435    27,348        0.80     1.40 - 2.15        4.26 - 5.05
                                             2003    20,518   1.059 - 1.366    27,826        0.40     1.40 - 2.15       6.16 - 24.58
                                             2002    21,477   0.864 - 1.111    23,784        0.45     1.40 - 1.70  (25.00) - (23.85)
                                             2001    24,629   1.139 - 1.459    35,941        0.48     1.40 - 1.60   (18.49) - (0.70)

  Lazard International Stock Portfolio       2004    11,680   1.144 - 1.504    13,474        1.58     1.40 - 1.80      13.68 - 14.16
                                             2003    12,065   1.004 - 1.323    12,187        1.82     1.40 - 1.80      26.61 - 34.59
                                             2002    13,670   0.793 - 0.796    10,884        1.96     1.40 - 1.60  (14.36) - (14.22)
                                             2001    15,756   0.926 - 0.928    14,617        0.16     1.40 - 1.60  (27.22) - (16.27)

  Merrill Lynch Large Cap Core Portfolio     2004     2,298   0.915 - 1.412     2,131        0.53     1.40 - 1.80      13.87 - 14.25
                                             2003     2,626   0.803 - 1.240     2,130        0.69     1.40 - 1.80      15.67 - 19.56
                                             2002     2,781   0.673 - 0.675     1,878        0.57     1.40 - 1.60  (26.37) - (26.23)
                                             2001     3,048   0.914 - 0.915     2,789        0.04     1.40 - 1.60   (23.56) - (6.54)

  MFS Emerging Growth Portfolio              2004    11,764   1.259 - 1.424    14,812          --     1.40 - 2.00      10.44 - 11.22
                                             2003    13,048   1.132 - 1.286    14,779          --     1.40 - 2.00       8.98 - 27.33
                                             2002    14,225           0.889    12,645          --            1.40            (35.16)
                                             2001    17,470           1.371    23,951          --            1.40            (37.08)

  MFS Mid Cap Growth Portfolio               2004    14,999   0.986 - 1.518    14,925          --     1.40 - 1.80      12.03 - 12.57
                                             2003    16,280   0.878 - 1.355    14,396          --     1.40 - 1.80      14.15 - 35.22
                                             2002    17,203   0.651 - 0.653    11,240          --     1.40 - 1.60  (49.65) - (49.58)
                                             2001    17,696   1.293 - 1.295    22,917          --     1.40 - 1.60   (24.75) - (4.58)

  MFS Value Portfolio                        2004        51           1.065        54        6.95            1.40              11.87

  Pioneer Fund Portfolio                     2004        10           1.333        13        1.22            1.40               9.53
                                             2003         5           1.217         7        3.58            1.40              21.70

  Social Awareness Stock Portfolio           2004         3           1.083         3        0.78            1.40               8.30

  Travelers Quality Bond Portfolio           2004    30,872   1.058 - 1.409    43,468        4.40     1.40 - 2.00        1.24 - 1.88
                                             2003    36,708   1.045 - 1.383    50,755        4.71     1.40 - 2.00        0.00 - 5.49
                                             2002    38,145   1.306 - 1.311    50,012        7.99     1.40 - 1.60        4.06 - 4.30
                                             2001    30,072   1.255 - 1.257    37,790        3.76     1.40 - 1.60      (2.79) - 5.63

  U.S. Government Securities Portfolio       2004        11           1.052        11       13.43            1.40               5.20

                                                                                                         EXPENSE         TOTAL
                                            YEAR               UNIT VALUE       NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS      INCOME       LOWEST TO       LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)   RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

  Core Plus Fixed Income Portfolio -         2004     2,212   1.018 - 1.037     2,277        3.57     1.50 - 2.25        1.08 - 2.57
    Class II                                 2003       328   1.000 - 1.011       331        0.04     1.50 - 2.15        0.10 - 2.43

  Emerging Markets Equity Portfolio -        2004     1,179   1.310 - 2.042     1,910        0.62     1.40 - 2.25       7.93 - 21.44
    Class I                                  2003       671   1.081 - 1.684       821          --     1.40 - 2.15       7.55 - 56.22
                                             2002       393   0.734 - 1.142       302          --     1.40 - 1.70  (18.06) - (10.12)
                                             2001       360   0.819 - 0.820       295          --     1.40 - 1.60    (7.76) - (4.55)

  Equity and Income Portfolio - Class II     2004     2,607   1.092 - 1.275     3,290          --     1.50 - 2.25       3.70 - 10.91
                                             2003       505   1.096 - 1.161       584        1.39     1.50 - 2.15       8.61 - 16.10

  Equity Growth Portfolio - Class I          2004     2,264   0.636 - 1.333     1,915        0.17     1.40 - 2.15       5.48 - 11.15
                                             2003     2,065   0.600 - 1.261     1,446          --     1.40 - 2.10       8.25 - 23.06
                                             2002     1,799   0.488 - 0.830       952        0.20     1.40 - 1.70  (28.97) - (19.14)
                                             2001     1,245   0.687 - 1.168       863          --     1.40 - 1.60   (16.40) - (0.17)

  Global Franchise Portfolio - Class II      2004     2,966   1.079 - 1.359     3,984        0.22     1.50 - 2.25       4.15 - 11.12
    Shares                                   2003       317   1.161 - 1.223       387          --     1.50 - 2.15      10.59 - 22.30

  Global Value Equity Portfolio - Class I    2004     2,673   1.094 - 1.512     3,557        0.73     1.40 - 2.25       3.99 - 14.67
                                             2003     1,820   1.062 - 1.357     2,049          --     1.40 - 2.10       9.09 - 39.26
                                             2002     1,569   0.837 - 0.902     1,341        1.29     1.40 - 1.70  (19.93) - (18.05)
                                             2001     1,343   1.023 - 1.101     1,378        1.28     1.40 - 1.60      (8.32) - 0.36

  Mid Cap Growth Portfolio - Class I         2004     1,845   0.678 - 1.692     1,976          --     1.40 - 2.15      19.05 - 22.46
                                             2003     1,660   0.566 - 1.418     1,332          --     1.40 - 2.15       2.84 - 39.80
                                             2002     1,380   0.406 - 0.801       639          --     1.40 - 1.70  (32.22) - (29.23)
                                             2001     1,205   0.599 - 1.181       727          --     1.40 - 1.60     (30.31) - 2.07

  Mid Cap Value Portfolio - Class I          2004     2,694   1.127 - 1.637     3,870        0.02     1.40 - 2.25       5.62 - 15.84
                                             2003     2,439   1.195 - 1.456     3,058          --     1.40 - 2.15       9.98 - 39.50
                                             2002     2,399   0.859 - 0.914     2,142          --     1.40 - 1.70  (29.24) - (29.04)
                                             2001     1,482   1.214 - 1.288     1,906          --     1.40 - 1.70      (4.45) - 6.30

  Small Company Growth Portfolio -           2004       468   1.134 - 1.594       731          --     1.50 - 2.25      16.37 - 27.27
    Class II                                 2003        65   1.228 - 1.360        88          --     1.50 - 2.15       5.35 - 36.00

  Technology Portfolio - Class I             2004     1,272   0.233 - 1.364       359          --     1.40 - 2.10    (3.69) - (2.89)
                                             2003     1,510   0.241 - 1.414       469          --     1.40 - 2.10      31.50 - 46.06
                                             2002     1,919   0.165 - 0.679       330          --     1.40 - 1.60  (49.85) - (49.70)
                                             2001     2,039   0.329 - 1.350       683          --     1.40 - 1.60   (49.54) - (2.17)

                                                                                                         EXPENSE         TOTAL
                                            YEAR               UNIT VALUE       NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS      INCOME       LOWEST TO       LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)   RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. (CONTINUED)
  U.S. Real Estate Portfolio - Class I       2004     1,921   1.578 - 2.113     3,727        1.53     1.40 - 2.15      24.35 - 34.50
                                             2003     1,443   1.182 - 1.571     2,161          --     1.40 - 2.15       8.64 - 35.66
                                             2002     1,103   1.076 - 1.158     1,232        4.06     1.40 - 1.70    (2.45) - (2.20)
                                             2001       539   1.103 - 1.184       637        6.70     1.40 - 1.70        0.27 - 8.33

  Value Portfolio - Class I                  2004     2,173   1.239 - 1.593     2,887        1.00     1.40 - 2.15      13.33 - 16.19
                                             2003     1,812   1.069 - 1.378     1,992          --     1.40 - 2.10       9.20 - 38.71
                                             2002     1,929   0.810 - 0.886     1,579        0.99     1.40 - 1.70  (23.46) - (23.23)
                                             2001     1,712   1.057 - 1.155     1,814        1.34     1.40 - 1.70        0.86 - 2.48
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio         2004     4,787   0.587 - 1.363     3,215        0.15     1.40 - 2.15       4.22 - 17.10
                                             2003     4,581   0.563 - 1.303     2,610          --     1.40 - 2.15       5.10 - 27.38
                                             2002     5,204           0.442     2,298          --            1.40            (24.83)
                                             2001     5,177           0.588     3,045          --            1.40            (24.90)

  MFS Total Return Portfolio                 2004    41,782   1.164 - 1.765    73,093        2.74     1.40 - 2.15        5.87 - 9.90
                                             2003    42,575   1.067 - 1.606    68,295        2.31     1.40 - 2.15       4.20 - 14.96
                                             2002    42,952   1.392 - 1.397    60,017        6.18     1.40 - 1.60    (6.76) - (6.62)
                                             2001    38,578   1.493 - 1.496    57,702        2.77     1.40 - 1.60    (1.38) - (0.47)

  Pioneer Strategic Income Portfolio         2004     1,925   1.429 - 1.439     2,771        6.88     1.40 - 1.60        7.52 - 9.35
                                             2003     2,161           1.316     2,843        8.96            1.40              17.92
                                             2002     2,459           1.116     2,744       19.93            1.40               4.40
                                             2001     3,562           1.069     3,808        8.16            1.40               2.79
  SB Adjustable Rate Income Portfolio -
    Class I Shares                           2004       108   0.989 - 0.997       108        2.07     1.40 - 2.00    (0.60) - (0.20)
                                             2003        14           0.999        14        2.12            1.40             (0.10)

  Smith Barney Aggressive Growth             2004    32,536   0.896 - 0.903    29,368          --     1.40 - 1.60        8.21 - 8.40
    Portfolio                                2003    32,805   0.828 - 0.833    27,311          --     1.40 - 1.60      32.27 - 32.64
                                             2002    31,570   0.626 - 0.628    19,813          --     1.40 - 1.60  (33.69) - (33.54)
                                             2001    11,977   0.944 - 0.945    11,317          --     1.40 - 1.60    (5.60) - (5.50)
  Smith Barney Large Capitalization
    Growth Portfolio                         2004     4,478   0.962 - 0.970     4,342        0.36     1.40 - 1.60    (1.33) - (1.02)
                                             2003     4,315   0.975 - 0.980     4,227        0.03     1.40 - 1.60      45.31 - 45.62
                                             2002     2,969   0.671 - 0.673     1,999        0.48     1.40 - 1.60  (25.94) - (25.88)
                                             2001     1,184   0.906 - 0.908     1,075          --     1.40 - 1.60    (9.40) - (7.91)

  Strategic Equity Portfolio                 2004    20,038   1.393 - 1.427    28,123        1.37     1.40 - 2.00        8.05 - 8.68
                                             2003    22,810   1.284 - 1.318    29,453          --     1.40 - 2.00      10.77 - 30.67
                                             2002    25,280           0.988    24,973        0.55            1.40            (34.48)
                                             2001    31,918           1.508    48,140        0.20            1.40            (14.56)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class I Shares        2004       354           1.347       477        1.00            1.40              16.12
                                             2003       347           1.160       402        1.03            1.40              29.18
                                             2002       360           0.898       324        0.77            1.40            (20.39)
                                             2001       385           1.128       434          --            1.40             (3.84)

                                                                                                         EXPENSE         TOTAL
                                            YEAR               UNIT VALUE       NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS      INCOME       LOWEST TO       LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)   RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
VAN KAMPEN LIFE INVESTMENT
TRUST (CONTINUED)
  Comstock Portfolio - Class II Shares       2004    16,408   1.132 - 1.538    21,722        0.67     1.40 - 2.25      12.42 - 15.82
                                             2003    11,515   1.043 - 1.333    12,634        0.74     1.40 - 2.15       7.57 - 31.94
                                             2002     9,318   0.811 - 0.869     7,703        0.38     1.40 - 1.70  (20.75) - (20.51)
                                             2001     4,165   1.023 - 1.095     4,274          --     1.40 - 1.70      (4.21) - 0.64

  Emerging Growth Portfolio - Class I        2004       619           1.281       793          --            1.40               5.52
    Shares                                   2003       699           1.214       848          --            1.40              25.54
                                             2002       882           0.967       852        0.37            1.40            (33.40)
                                             2001     1,086           1.452     1,576        0.11            1.40            (32.47)

  Emerging Growth Portfolio - Class II       2004     5,749   0.578 - 1.315     4,890          --     1.40 - 2.15        4.50 - 6.67
    Shares                                   2003     4,599   0.550 - 1.255     3,091          --     1.40 - 2.15       1.56 - 25.40
                                             2002     4,696   0.440 - 0.753     2,291        0.05     1.40 - 1.70  (33.77) - (33.58)
                                             2001     2,420   0.663 - 1.135     1,628          --     1.40 - 1.70     (32.66) - 1.25

  Enterprise Portfolio - Class I Shares      2004       928           0.788       731        0.39            1.40               2.60
                                             2003       993           0.768       762        0.54            1.40              24.07
                                             2002     1,204           0.619       745        0.49            1.40            (30.29)
                                             2001     1,431           0.888     1,270        0.21            1.40            (21.55)

  Enterprise Portfolio - Class II Shares     2004     1,418   0.682 - 1.293     1,250        0.12     1.40 - 2.10        1.66 - 4.20
                                             2003     1,159   0.668 - 1.269       888        0.25     1.40 - 2.10      18.27 - 24.46
                                             2002       888   0.540 - 0.825       519        0.16     1.40 - 1.70  (30.68) - (13.09)
                                             2001       772   0.779 - 0.781       602        0.01     1.40 - 1.60   (21.66) - (6.14)

  Government Portfolio - Class I Shares      2004       951           1.305     1,241        5.01            1.40               2.68
                                             2003     1,195           1.271     1,519        5.08            1.40               0.39
                                             2002     1,730           1.266     2,191        1.94            1.40               8.02
                                             2001       581           1.172       681        4.48            1.40               5.49

  Government Portfolio - Class II Shares     2004     6,202   0.995 - 1.167     6,925        4.62     1.40 - 2.15        1.63 - 2.46
                                             2003     6,451   0.979 - 1.139     7,090        4.00     1.40 - 2.15      (1.78) - 0.20
                                             2002     5,374   1.072 - 1.138     5,981        2.17     1.40 - 1.70        6.03 - 7.87
                                             2001     1,526   0.998 - 1.055     1,606        0.67     1.40 - 1.60        0.10 - 5.18

  Growth and Income Portfolio - Class I      2004     1,080           1.505     1,625        0.98            1.40              12.73
    Shares                                   2003     1,138           1.335     1,518        0.98            1.40              26.30
                                             2002     1,240           1.057     1,310        1.09            1.40            (15.71)
                                             2001     1,514           1.254     1,898        0.07            1.40             (7.11)

                                                                                                         EXPENSE         TOTAL
                                            YEAR               UNIT VALUE       NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS      INCOME       LOWEST TO       LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)   RATIO (%)     HIGHEST (%)     HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
VAN KAMPEN LIFE INVESTMENT
TRUST (CONTINUED)
  Growth and Income Portfolio - Class II     2004     7,609   1.135 - 1.469     9,799        0.67     1.40 - 2.15       9.91 - 12.50
    Shares                                   2003     5,585   1.010 - 1.312     6,191        0.66     1.40 - 2.15       9.99 - 30.42
                                             2002     4,316   0.804 - 0.937     3,667        0.62     1.40 - 1.70  (16.22) - (15.94)
                                             2001     2,181   0.958 - 1.116     2,097          --     1.40 - 1.70      (7.34) - 1.55

  Money Market Portfolio - Class I Shares    2004     1,486           1.109     1,647        0.78            1.40             (0.54)
                                             2003     1,691           1.115     1,886        0.58            1.40             (0.89)
                                             2002     2,226           1.125     2,504        1.21            1.40             (0.18)
                                             2001     2,231           1.127     2,513        3.49            1.40               2.27

  Money Market Portfolio - Class II          2004     5,862   0.968 - 0.998     5,751        0.59     1.40 - 2.15    (1.52) - (0.80)
    Shares                                   2003     5,545   0.979 - 1.006     5,521        0.33     1.40 - 2.15    (1.41) - (0.30)
                                             2002     6,478   0.993 - 1.017     6,541        0.94     1.40 - 1.70    (0.60) - (0.49)
                                             2001     3,109   1.001 - 1.022     3,168        2.56     1.40 - 1.60        0.00 - 2.00
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service          2004    15,104   1.011 - 1.488    16,957        0.19     1.40 - 2.25       4.04 - 13.60
    Class 2                                  2003    12,068   0.892 - 1.316    11,494        0.29     1.40 - 2.15       8.43 - 26.34
                                             2002    10,258   0.707 - 0.997     7,389        0.68     1.40 - 1.70  (14.08) - (10.80)
                                             2001     8,093   0.795 - 1.120     6,444        0.52     1.40 - 1.60     (13.76) - 0.36
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                        2004       476   0.755 - 1.246       368          --     1.40 - 2.00    (0.72) - (0.13)
                                             2003       426   0.756 - 1.252       331          --     1.40 - 2.00       7.56 - 23.13
                                             2002       240           0.614       147        0.27            1.40             (8.77)
                                             2001        12           0.673         8        0.15            1.40            (29.68)

  Mid Cap Portfolio - Service Class 2        2004     9,819   1.228 - 1.732    15,062          --     1.40 - 2.25      22.04 - 25.82
                                             2003     7,324   1.202 - 1.415     9,005        0.23     1.40 - 2.15      12.13 - 44.68
                                             2002     5,670   0.883 - 0.997     5,055        0.45     1.40 - 1.70  (11.57) - (11.21)
                                             2001     1,743   0.998 - 1.125     1,743          --     1.40 - 1.70      (4.86) - 3.97

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS   ENDED DECEMBER 31, 2004 AND 2003

                                               CAPITAL APPRECIATION               HIGH YIELD                   MANAGED ASSETS
                                                       FUND                       BOND TRUST                       TRUST
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................    26,792,017      30,669,240             --             --              --             --
Accumulation units purchased and
  transferred from other funding options       525,793         880,377          1,000             --         241,718             --
Accumulation units redeemed and
  transferred to other funding options .    (3,795,166)     (4,756,759)            --             --          (4,659)            --
Annuity units ..........................        (1,558)           (841)            --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................    23,521,086      26,792,017          1,000             --         237,059             --
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                                                                              ALLIANCEBERNSTEIN
                                                                              AIM V.I. PREMIER                 PREMIER GROWTH
                                               MONEY MARKET PORTFOLIO       EQUITY FUND - SERIES I           PORTFOLIO - CLASS B
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................    26,074,317      37,562,237      6,961,997      7,492,855      16,035,034     18,895,411
Accumulation units purchased and
  transferred from other funding options    15,660,795      26,905,087        113,828        713,169         588,173        926,890
Accumulation units redeemed and
  transferred to other funding options .   (22,203,223)    (38,393,007)      (858,070)    (1,244,027)     (2,290,984)    (3,787,267)
Annuity units ..........................            --              --             --             --              --             --
                                           -----------     -----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................    19,531,889      26,074,317      6,217,755      6,961,997      14,332,223     16,035,034
                                           ===========     ===========     ==========     ==========      ==========     ==========

                                                   GLOBAL GROWTH
                                                   FUND - CLASS 2                GROWTH FUND -              GROWTH-INCOME FUND -
                                                      SHARES                    CLASS 2 SHARES                 CLASS 2 SHARES
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................        15,821              --         78,806             --         353,353             --
Accumulation units purchased and
  transferred from other funding options         2,444          15,821         24,227         84,808         559,604        360,330
Accumulation units redeemed and
  transferred to other funding options .        (7,780)             --        (75,196)        (6,002)       (120,992)        (6,977)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................        10,485          15,821         27,837         78,806         791,965        353,353
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                                                  DELAWARE
                                               CREDIT SUISSE TRUST                 VIP REIT                      DREYFUS VIF
                                                    EMERGING                  SERIES - STANDARD           APPRECIATION PORTFOLIO -
                                                MARKETS PORTFOLIO                    CLASS                      INITIAL SHARES
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     2,026,929       2,661,035      4,722,446      4,216,837      10,334,514     10,993,403
Accumulation units purchased and
  transferred from other funding options       779,192       1,928,428        988,020      1,785,749         381,960        920,763
Accumulation units redeemed and
  transferred to other funding options .      (853,494)     (2,562,534)      (773,019)    (1,280,140)     (1,570,909)    (1,579,652)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................     1,952,627       2,026,929      4,937,447      4,722,446       9,145,565     10,334,514
                                            ==========      ==========     ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS   ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                   DREYFUS VIF                   MUTUAL SHARES               TEMPLETON DEVELOPING
                                                DEVELOPING LEADERS             SECURITIES FUND -          MARKETS SECURITIES FUND -
                                            PORTFOLIO - INITIAL SHARES           CLASS 2 SHARES                 CLASS 2 SHARES
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................    13,890,328      13,490,016        322,440        177,623           1,000             --
Accumulation units purchased and
  transferred from other funding options       792,115       2,270,494        332,212        456,881          51,099          1,000
Accumulation units redeemed and
  transferred to other funding options .    (2,025,540)     (1,870,182)      (272,814)      (312,064)             (1)            --
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................    12,656,903      13,890,328        381,838        322,440          52,098          1,000
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                    TEMPLETON
                                               FOREIGN SECURITIES              TEMPLETON GROWTH
                                                  FUND - CLASS 2               SECURITIES FUND -
                                                      SHARES                     CLASS 2 SHARES             APPRECIATION PORTFOLIO
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................            --              --        217,709        191,381      16,954,979     16,582,644
Accumulation units purchased and
  transferred from other funding options        22,145              --        183,749        100,637         969,238      2,216,506
Accumulation units redeemed and
  transferred to other funding options .            --              --        (48,591)       (74,309)     (1,959,617)    (1,842,234)
Annuity units ..........................            --              --             --             --          (2,705)        (1,937)
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................        22,145              --        352,867        217,709      15,961,895     16,954,979
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                                                EQUITY INDEX
                                              DIVERSIFIED STRATEGIC              PORTFOLIO -                     FUNDAMENTAL
                                                INCOME PORTFOLIO               CLASS II SHARES                 VALUE PORTFOLIO
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................    10,456,243      10,925,399     16,371,968     15,424,602      26,495,994     27,230,503
Accumulation units purchased and
  transferred from other funding options       298,186       1,745,059      1,818,852      3,145,511       2,019,387      2,828,817
Accumulation units redeemed and
  transferred to other funding options .    (2,563,301)     (2,214,215)    (2,048,164)    (2,198,145)     (2,761,306)    (3,563,326)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................     8,191,128      10,456,243     16,142,656     16,371,968      25,754,075     26,495,994
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                 SALOMON BROTHERS               SALOMON BROTHERS
                                               VARIABLE AGGRESSIVE             VARIABLE GROWTH &
                                                  GROWTH FUND -                  INCOME FUND -               BALANCED PORTFOLIO -
                                                  CLASS I SHARES                 CLASS I SHARES                 SERVICE SHARES
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       375,538          16,289         62,457         85,414      15,398,836     15,767,103
Accumulation units purchased and
  transferred from other funding options       768,491         367,992         63,827        125,440         923,674      3,009,084
Accumulation units redeemed and
  transferred to other funding options .       (24,743)         (8,743)       (94,114)      (148,397)     (2,719,874)    (3,377,351)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................     1,119,286         375,538         32,170         62,457      13,602,636     15,398,836
                                            ==========      ==========     ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS   ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                               CAPITAL APPRECIATION           GLOBAL LIFE SCIENCES            GLOBAL TECHNOLOGY
                                               PORTFOLIO - SERVICE            PORTFOLIO - SERVICE            PORTFOLIO - SERVICE
                                                     SHARES                         SHARES                         SHARES
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     1,034,012         952,640      3,646,265      3,739,002      10,051,241     11,940,339
Accumulation units purchased and
  transferred from other funding options        70,078         217,132        358,714        712,144       2,881,137      2,620,713
Accumulation units redeemed and
  transferred to other funding options .      (164,428)       (135,760)      (518,876)      (804,881)     (2,767,636)    (4,509,811)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................       939,662       1,034,012      3,486,103      3,646,265      10,164,742     10,051,241
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                   MID CAP VALUE                 STRATEGIC VALUE               WORLDWIDE GROWTH
                                               PORTFOLIO - SERVICE            PORTFOLIO - SERVICE            PORTFOLIO - SERVICE
                                                      SHARES                         SHARES                         SHARES
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       420,787              --             --        563,633      14,121,505     16,017,540
Accumulation units purchased and
  transferred from other funding options        76,088         519,981             --         63,237         629,477      6,887,626
Accumulation units redeemed and
  transferred to other funding options .       (21,658)        (99,194)            --       (626,870)     (1,699,314)    (8,783,661)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................       475,217         420,787             --             --      13,051,668     14,121,505
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                LAZARD RETIREMENT              GROWTH AND INCOME                MID-CAP VALUE
                                               SMALL CAP PORTFOLIO                 PORTFOLIO                      PORTFOLIO
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................         3,786              --         74,814             --          52,697             --
Accumulation units purchased and
  transferred from other funding options        33,915           3,786        133,565         78,261          70,505         58,862
Accumulation units redeemed and
  transferred to other funding options .        (3,367)             --         (3,487)        (3,447)        (25,916)        (6,165)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................        34,334           3,786        204,892         74,814          97,286         52,697
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                  MERRILL LYNCH
                                                GLOBAL ALLOCATION               MERRILL LYNCH
                                                   V.I. FUND -                VALUE OPPORTUNITIES               DIVIDEND GROWTH
                                                    CLASS III                V.I. FUND - CLASS III            PORTFOLIO - CLASS Y
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................         1,000              --          1,000             --           1,000             --
Accumulation units purchased and
  transferred from other funding options            --           1,000             --          1,000         326,354          1,000
Accumulation units redeemed and
  transferred to other funding options .            --              --             --             --         (23,384)            --
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................         1,000           1,000          1,000          1,000         303,970          1,000
                                            ==========      ==========     ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS   ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                                              OPPENHEIMER MAIN
                                                                                S&P 500 INDEX                 STREET FUND/VA -
                                            EQUITY PORTFOLIO - CLASS Y        PORTFOLIO - CLASS Y               SERVICE SHARES
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................         2,000              --        174,820             --              --             --
Accumulation units purchased and
  transferred from other funding options       148,743           2,000        865,000        175,131          32,695             --
Accumulation units redeemed and
  transferred to other funding options .        (2,142)             --         (2,072)          (311)             (2)            --
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................       148,601           2,000      1,037,748        174,820          32,693             --
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                                                                              PUTNAM VT DISCOVERY
                                              REAL RETURN PORTFOLIO -       TOTAL RETURN PORTFOLIO -        GROWTH FUND - CLASS IB
                                               ADMINISTRATIVE CLASS           ADMINISTRATIVE CLASS                  SHARES
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................        64,106              --     20,964,194     20,032,931         310,382        299,898
Accumulation units purchased and
  transferred from other funding options       981,271          69,122      2,357,086      8,737,150          16,246        104,094
Accumulation units redeemed and
  transferred to other funding options .      (481,147)         (5,016)    (4,582,466)    (7,805,887)        (20,368)       (93,610)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................       564,230          64,106     18,738,814     20,964,194         306,260        310,382
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                     PUTNAM VT                    PUTNAM VT
                                                  INTERNATIONAL                   SMALL CAP
                                                   EQUITY FUND -                 VALUE FUND -
                                                 CLASS IB SHARES                CLASS IB SHARES             ALL CAP FUND - CLASS I
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     1,972,360       3,980,191      1,611,532      1,362,619      13,509,757     12,094,417
Accumulation units purchased and
  transferred from other funding options       518,840       4,237,615        412,468        921,382       2,000,203      2,935,243
Accumulation units redeemed and
  transferred to other funding options .      (419,960)     (6,245,446)      (388,216)      (672,469)     (1,847,779)    (1,519,903)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................     2,071,240       1,972,360      1,635,784      1,611,532      13,662,181     13,509,757
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                                                                                 LARGE CAP
                                                  HIGH YIELD BOND                  INVESTORS                   GROWTH FUND -
                                                  FUND - CLASS I                 FUND - CLASS I                    CLASS I
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     1,285,223         572,525     19,490,463     19,928,952         207,639         12,895
Accumulation units purchased and
  transferred from other funding options       926,785         824,996      1,047,693      2,143,827         667,419        213,648
Accumulation units redeemed and
  transferred to other funding options .      (162,545)       (112,298)    (2,182,774)    (2,582,316)        (15,981)       (18,904)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................     2,049,463       1,285,223     18,355,382     19,490,463         859,077        207,639
                                            ==========      ==========     ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS   ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                   SMALL CAP
                                                  GROWTH FUND -                  STRATEGIC BOND               GROWTH AND INCOME
                                                     CLASS I                     FUND - CLASS I              PORTFOLIO - CLASS B
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     3,126,891       2,299,128      3,592,363      2,432,972          17,979             --
Accumulation units purchased and
  transferred from other funding options     1,627,132       1,793,179      2,301,130      1,601,342         346,871         17,979
Accumulation units redeemed and
  transferred to other funding options .      (746,134)       (965,416)      (377,789)      (441,951)        (14,745)            --
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................     4,007,889       3,126,891      5,515,704      3,592,363         350,105         17,979
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                              SCUDDER INTERNATIONAL
                                                  SELECT EQUITY              CONVERTIBLE SECURITIES           DISCIPLINED MID CAP
                                               PORTFOLIO - CLASS B                 PORTFOLIO                   STOCK PORTFOLIO
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       186,350              --     11,002,618     11,414,474       5,604,239      5,654,979
Accumulation units purchased and
  transferred from other funding options     1,033,233         186,350        881,075      2,199,516         409,571        839,397
Accumulation units redeemed and
  transferred to other funding options .        (4,396)             --     (1,471,038)    (2,611,372)       (637,382)      (890,137)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................     1,215,187         186,350     10,412,655     11,002,618       5,376,428      5,604,239
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                                                 FEDERATED HIGH
                                              EQUITY INCOME PORTFOLIO           YIELD PORTFOLIO           FEDERATED STOCK PORTFOLIO
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................    26,533,293      26,714,896     11,303,468     10,765,004       5,610,148      5,995,963
Accumulation units purchased and
  transferred from other funding options     2,462,356       3,238,722        985,138      2,836,159         217,572        299,914
Accumulation units redeemed and
  transferred to other funding options .    (3,766,513)     (3,420,325)    (2,215,209)    (2,297,695)       (708,930)      (685,729)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................    25,229,136      26,533,293     10,073,397     11,303,468       5,118,790      5,610,148
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                                                                               MERRILL LYNCH
                                                                             LAZARD INTERNATIONAL              LARGE CAP CORE
                                               LARGE CAP PORTFOLIO             STOCK PORTFOLIO                   PORTFOLIO
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................    20,518,393      21,477,135     12,064,905     13,670,046       2,625,837      2,780,917
Accumulation units purchased and
  transferred from other funding options     1,319,491       1,807,411      1,161,556      3,308,883          57,881        116,023
Accumulation units redeemed and
  transferred to other funding options .    (2,554,434)     (2,766,153)    (1,546,239)    (4,914,024)       (385,908)      (271,103)
Annuity units ..........................          (434)             --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................    19,283,016      20,518,393     11,680,222     12,064,905       2,297,810      2,625,837
                                            ==========      ==========     ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS   ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                  MFS EMERGING                    MFS MID CAP
                                                GROWTH PORTFOLIO               GROWTH PORTFOLIO              MFS VALUE PORTFOLIO
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................    13,048,319      14,224,892     16,279,619     17,202,912              --             --
Accumulation units purchased and
  transferred from other funding options       360,767         759,658        841,506      1,890,609          51,782             --
Accumulation units redeemed and
  transferred to other funding options .    (1,643,487)     (1,935,759)    (2,122,599)    (2,813,902)         (1,232)            --
Annuity units ..........................        (1,404)           (472)            --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................    11,764,195      13,048,319     14,998,526     16,279,619          50,550             --
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                                                SOCIAL AWARENESS               TRAVELERS QUALITY
                                              PIONEER FUND PORTFOLIO            STOCK PORTFOLIO                 BOND PORTFOLIO
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................         5,429              --             --             --      36,707,957     38,144,626
Accumulation units purchased and
  transferred from other funding options         4,682           5,429          3,000             --         897,576      6,675,865
Accumulation units redeemed and
  transferred to other funding options .           (10)             --             --             --      (6,732,995)    (8,112,130)
Annuity units ..........................            --              --             --             --            (369)          (404)
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................        10,101           5,429          3,000             --      30,872,169     36,707,957
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                                                                              CORE PLUS FIXED
                                                U.S. GOVERNMENT             ACTIVE INTERNATIONAL            INCOME PORTFOLIO -
                                              SECURITIES PORTFOLIO       ALLOCATION PORTFOLIO, CLASS I            CLASS II
                                            --------------------------   -----------------------------    -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................            --              --             --        587,005         327,727             --
Accumulation units purchased and
  transferred from other funding options        10,874              --             --        148,236       1,934,579        349,743
Accumulation units redeemed and
  transferred to other funding options .          (169)             --             --       (735,241)        (50,018)       (22,016)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................        10,705              --             --             --       2,212,288        327,727
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                 EMERGING MARKETS               EQUITY AND INCOME                EQUITY GROWTH
                                            EQUITY PORTFOLIO - CLASS I        PORTFOLIO - CLASS II           PORTFOLIO - CLASS I
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       671,085         392,591        505,085             --       2,064,721      1,799,409
Accumulation units purchased and
  transferred from other funding options       616,903         329,309      2,153,794        550,066         508,414        408,480
Accumulation units redeemed and
  transferred to other funding options .      (109,208)        (50,815)       (52,033)       (44,981)       (308,698)      (143,168)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................     1,178,780         671,085      2,606,846        505,085       2,264,437      2,064,721
                                            ==========      ==========     ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS   ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                GLOBAL FRANCHISE              GLOBAL VALUE EQUITY              MID CAP GROWTH
                                           PORTFOLIO - CLASS II SHARES        PORTFOLIO - CLASS I            PORTFOLIO - CLASS I
                                           ---------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       317,386              --      1,820,038      1,569,064       1,659,982      1,379,624
Accumulation units purchased and
  transferred from other funding options     2,646,645         317,397      1,137,898        440,197         307,761        533,489
Accumulation units redeemed and
  transferred to other funding options .         2,153             (11)      (285,305)      (189,223)       (122,513)      (253,131)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................     2,966,184         317,386      2,672,631      1,820,038       1,845,230      1,659,982
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                                                SMALL COMPANY
                                                   MID CAP VALUE              GROWTH PORTFOLIO -           TECHNOLOGY PORTFOLIO -
                                                PORTFOLIO - CLASS I                CLASS II                       CLASS I
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     2,438,630       2,398,783         64,937             --       1,510,351      1,918,955
Accumulation units purchased and
  transferred from other funding options       557,279         309,833        410,992         67,220          17,566        235,708
Accumulation units redeemed and
  transferred to other funding options .      (301,725)       (269,986)        (7,911)        (2,283)       (255,971)      (644,312)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................     2,694,184       2,438,630        468,018         64,937       1,271,946      1,510,351
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                 U.S. REAL ESTATE                                                 AIM CAPITAL
                                                PORTFOLIO - CLASS I        VALUE PORTFOLIO - CLASS I       APPRECIATION PORTFOLIO
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     1,442,954       1,102,974      1,812,166      1,929,059       4,580,866      5,204,465
Accumulation units purchased and
  transferred from other funding options     1,030,999         456,565        593,770        273,970         859,682        422,736
Accumulation units redeemed and
  transferred to other funding options .      (552,713)       (116,585)      (232,720)      (390,863)       (653,863)    (1,046,335)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................     1,921,240       1,442,954      2,173,216      1,812,166       4,786,685      4,580,866
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                                                                             SB ADJUSTABLE RATE
                                                                               PIONEER STRATEGIC             INCOME PORTFOLIO -
                                            MFS TOTAL RETURN PORTFOLIO          INCOME PORTFOLIO                CLASS I SHARES
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................    42,575,234      42,952,128      2,160,723      2,458,578          13,710             --
Accumulation units purchased and
  transferred from other funding options     4,163,082       5,288,724        241,880        116,792         124,918         13,710
Accumulation units redeemed and
  transferred to other funding options .    (4,955,270)     (5,664,090)      (476,744)      (414,210)        (30,378)            --
Annuity units ..........................        (1,472)         (1,528)          (398)          (437)             --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................    41,781,574      42,575,234      1,925,461      2,160,723         108,250         13,710
                                            ==========      ==========     ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS   ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                   SMITH BARNEY                SMITH BARNEY LARGE
                                                AGGRESSIVE GROWTH            CAPITALIZATION GROWTH
                                                    PORTFOLIO                      PORTFOLIO              STRATEGIC EQUITY PORTFOLIO
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................    32,805,043      31,569,639      4,314,762      2,968,586      22,810,277     25,280,072
Accumulation units purchased and
  transferred from other funding options     2,782,222       5,295,169        875,915      1,808,637         250,657        786,657
Accumulation units redeemed and
  transferred to other funding options .    (3,050,824)     (4,059,765)      (712,312)      (462,461)     (3,021,707)    (3,255,969)
Annuity units ..........................            --              --             --             --          (1,233)          (483)
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................    32,536,441      32,805,043      4,478,365      4,314,762      20,037,994     22,810,277
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                               COMSTOCK PORTFOLIO -           COMSTOCK PORTFOLIO -            EMERGING GROWTH
                                                  CLASS I SHARES                CLASS II SHARES          PORTFOLIO - CLASS I SHARES
                                            --------------------------     -------------------------     --------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       346,971         360,360     11,514,823      9,317,869         698,741        881,610
Accumulation units purchased and
  transferred from other funding options        36,592          67,468      6,328,136      4,261,009              90          6,366
Accumulation units redeemed and
  transferred to other funding options .       (29,554)        (80,857)    (1,434,510)    (2,064,055)        (79,950)      (189,235)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................       354,009         346,971     16,408,449     11,514,823         618,881        698,741
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                  EMERGING GROWTH
                                               PORTFOLIO - CLASS II          ENTERPRISE PORTFOLIO -         ENTERPRISE PORTFOLIO -
                                                      SHARES                     CLASS I SHARES                CLASS II SHARES
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     4,598,748       4,695,982        992,693      1,203,650       1,158,710        888,443
Accumulation units purchased and
  transferred from other funding options     1,981,144       1,337,814            137         14,617         429,731        356,483
Accumulation units redeemed and
  transferred to other funding options .      (830,448)     (1,435,048)       (64,934)      (225,574)       (169,976)       (86,216)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................     5,749,444       4,598,748        927,896        992,693       1,418,465      1,158,710
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                              GOVERNMENT PORTFOLIO -         GOVERNMENT PORTFOLIO -          GROWTH AND INCOME
                                                  CLASS I SHARES                CLASS II SHARES          PORTFOLIO - CLASS I SHARES
                                            --------------------------     -------------------------     --------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     1,195,094       1,730,223      6,451,243      5,373,941       1,137,611      1,239,684
Accumulation units purchased and
  transferred from other funding options        20,353          56,913        892,912      2,184,083           9,652         96,854
Accumulation units redeemed and
  transferred to other funding options .      (264,414)       (592,042)    (1,142,144)    (1,106,781)        (67,656)      (198,927)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................       951,033       1,195,094      6,202,011      6,451,243       1,079,607      1,137,611
                                            ==========      ==========     ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS   ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                GROWTH AND INCOME                MONEY MARKET                   MONEY MARKET
                                              PORTFOLIO - CLASS II           PORTFOLIO - CLASS I            PORTFOLIO - CLASS II
                                                     SHARES                         SHARES                         SHARES
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     5,584,722       4,315,683      1,690,655      2,226,422       5,545,322      6,477,947
Accumulation units purchased and
  transferred from other funding options     2,657,746       1,809,949         30,249        313,278       3,496,039      2,832,985
Accumulation units redeemed and
  transferred to other funding options .      (633,731)       (540,910)      (235,167)      (849,045)     (3,179,526)    (3,765,610)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................     7,608,737       5,584,722      1,485,737      1,690,655       5,861,835      5,545,322
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                                                DYNAMIC CAPITAL
                                             CONTRAFUND(R) PORTFOLIO -       APPRECIATION PORTFOLIO -          MID CAP PORTFOLIO -
                                                  SERVICE CLASS 2                SERVICE CLASS 2                SERVICE CLASS 2
                                            --------------------------     -------------------------      -------------------------
                                               2004            2003           2004           2003            2004           2003
                                               ----            ----           ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................    12,068,165      10,257,780        426,316        240,022       7,323,575      5,670,373
Accumulation units purchased and
  transferred from other funding options     4,513,926       3,536,553        208,116        206,214       3,901,238      3,062,619
Accumulation units redeemed and
  transferred to other funding options .    (1,478,371)     (1,726,168)      (158,918)       (19,920)     (1,405,389)    (1,409,417)
Annuity units ..........................            --              --             --             --              --             --
                                            ----------      ----------     ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ..........................    15,103,720      12,068,165        475,514        426,316       9,819,424      7,323,575
                                            ==========      ==========     ==========     ==========      ==========     ==========

                                                   COMBINED
                                          ----------------------------
                                              2004            2003
                                              ----            ----
Accumulation and annuity units
  beginning of year ....................   635,800,183     655,048,439
Accumulation units purchased and
  transferred from other funding options   103,358,221     148,190,072
Accumulation units redeemed and
  transferred to other funding options .  (113,686,732)   (167,432,226)
Annuity units ..........................        (9,573)         (6,102)
                                          ------------    ------------
Accumulation and annuity units
  end of year ..........................   625,462,099     635,800,183
                                          ============    ============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and
Owners of Variable  Annuity  Contracts  of The  Travelers  Fund ABD for Variable
Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund ABD for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Fund ABD for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund ABD for Variable Annuities or shares of Fund ABD's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund ABD for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


FNDABD (Annual) (12-04) Printed in U.S.A.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                               PREMIER ADVISERS II
                              PREMIER ADVISERS III



                       STATEMENT OF ADDITIONAL INFORMATION



                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415













L-21249-BS                                                              May 2005

                                     PART C

                                OTHER INFORMATION
                               -------------------

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Statement of Investments as of December 31, 2004
       Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002
       Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Changes in Retained Earnings and
       Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
       Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
       Notes to Consolidated Financial Statements Financial Statement Schedules

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
     --------     -----------

        1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed December 22, 1995.)

        2.        Exempt.

       3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4(a) Form of Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed June 17, 1996.)

       4(b) Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

        5. None.

       6(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

       6(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

        7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

        8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778).

        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 28, 1997).

       10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

      15(a). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Glenn D. Lammey and Katherine M. Sullivan. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, filed April 17, 2000.)

      15(b). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed February 26, 2001.)

      15(c). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-65506, filed April 19, 2002.)

      15(d). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy. (Incorporated herein by reference to Exhibit 15(e) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, File No. 33-65343, filed January 21, 2005.)

      15(e). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William Krivoshik. (Incorporated herein by reference to Exhibit 15(e) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, File No. 33-65343, filed January 21, 2005.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
--------------------                           ------------------------

George C. Kokulis                              Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey                                Director, Senior Executive Vice President, Chief Financial Officer,
                                               Chief Accounting Officer

Kathleen L. Preston                            Director and Executive Vice President

Edward W. Cassidy                              Director and Executive Vice President

Brendan M. Lynch                               Executive Vice President

David P. Marks                                 Executive Vice President and Chief Investment Officer

Winnifred Grimaldi                             Senior Vice President

Marla Berman Lewitus                           Director, Senior Vice President and General Counsel

William P. Krivoshik                           Director, Senior Vice President and Chief Information Officer

David A. Golino                                Vice President and Controller

Donald R. Munson, Jr.                          Vice President

Mark Remington                                 Vice President

Tim W. Still                                   Vice President

Bennett Kleinberg                              Vice President

Dawn Fredette                                  Vice President

George E. Eknaian                              Vice President and Chief Actuary

Linn K. Richardson                             Second Vice President and Actuary

Paul Weissman                                  Second Vice President and Actuary

Ernest J.Wright                                Vice President and Secretary

Kathleen A. McGah                              Assistant Secretary and Deputy General Counsel




Principal Business Address:

         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 1,248 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 et seq. inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)       NAME AND PRINCIPAL               POSITIONS AND OFFICES
          BUSINESS ADDRESS                 WITH UNDERWRITER
          ----------------------           ----------------------

          Kathleen L. Preston              Board of Manager

          Glenn D. Lammey                  Board of Manager

          William F. Scully III            Board of Manager

          Donald R. Munson, Jr.            Board of Manager, President,
                                           Chief Executive Officer and Chief
                                           Operating Officer

          Tim W. Still                     Vice President

          Anthony Cocolla                  Vice President

          John M. Laverty                  Treasurer and Chief Financial Officer

          Stephen E. Abbey                 Chief Compliance Officer

          Alison K. George                 Director and Chief Advertising
                                           Compliance Officer

          Stephen T. Mullin                Chief Compliance Officer

          Ernest J. Wright                 Secretary

          Kathleen A. McGah                Assistant Secretary

          William D. Wilcox                Assistant Secretary

* The business address for all the above is: One Cityplace,
                                             Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

       The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut 06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 22nd day of April, 2005.


                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                                    By: *GLENN D. LAMMEY
                                    --------------------------------------------
                                    Glenn D. Lammey, Chief Financial Officer and
                                    Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 22nd day of April, 2005.


*GEORGE C. KOKULIS                   Director, President and Chief Executive
-------------------------------      Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                     Director, Chief Financial Officer, Chief
-------------------------------      Accounting Officer (Principal Financial
(Glenn D. Lammey)                    Officer)


*MARLA BERMAN LEWITUS                Director, Senior Vice President and General
-------------------------------      Counsel
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                 Director and Executive Vice President
-------------------------------
(Kathleen L. Preston)

*EDWARD W. CASSIDY                   Director and Executive Vice President
-------------------------------
(Edward W. Cassidy)

*WILLIAM P. KRIVOSHIK                Director, Senior Vice President and Chief
-------------------------------      Information Officer
(William P. Krivoshik)



By: /s/ Ernest J. Wright, Attorney-in-Fact
    --------------------------------------

                                  EXHIBIT INDEX

  EXHIBIT
    NO.       DESCRIPTION
  --------    -------------
    10.       Consent of KPMG LLP, Independent Registered Public Accounting Firm